1933 Act File No. 33-11905
                                                 1940 Act File No. 811-5010


                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC 20549

                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933.....
                                                                  -----

Pre-Effective Amendment No.       ..........................      _____
                             -----

Post-Effective Amendment No.  46  ..........................        X
                             -----                                -----

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                  -----

Amendment No. 47  ..........................................        X
             -----                                                -----

                           THE HUNTINGTON FUNDS
            (Exact name of Registrant as Specified in Charter)

                           5800 Corporate Drive
                         Pittsburgh, PA 15237-7010
                  (Address of Principal Executive Offices)

                              1-800-544-8347
                      (Registrant's Telephone Number)

                           Ronald J. Corn, Esq.
                       The Huntington National Bank
                           41 South High Street
                            Columbus, OH 43287
                  (Name and address of agent for service)
             (Notices should be sent to the Agent for Service)

                                Copies to:
                          David C. Mahaffey, Esq.
                                    and
                         Christine S. Boehm, Esq.
                         Sullivan & Worcester LLP
                            1666 K Street, N.W.
                           Washington, DC 20006

It is proposed that this filing will become effective:

 __ immediately upon filing pursuant to paragraph (b)
_   on ______________    pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i)
X _ on April 30, 2005    pursuant to paragraph (a)(i)
  _ 75 days after filing pursuant to paragraph (a)(ii)
___ on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.











Investor Guide

MAY 1, 2005

INVESTMENT A SHARES INVESTMENT
B SHARES


INVESTMENT A SHARES PROSPECTUS

INVESTMENT B SHARES PROSPECTUS


Money Market Funds
Huntington Florida Tax-Free Money
Fund Huntington Money Market Fund
Huntington Ohio Municipal Money
Market Fund Huntington U.S. Treasury
Money Market Fund

Equity Funds
Huntington Dividend Capture
Fund Huntington Growth Fund
Huntington Income Equity
Fund Huntington
International Equity Fund
Huntington Macro 100 Fund
Huntington Mid Corp America
Fund Huntington New Economy
Fund Huntington Rotating
Markets Fund Huntington
Situs Small Cap Fund

Income Funds
Huntington Fixed Income Securities Fund
Huntington Intermediate Government
Income Fund Huntington Michigan
Tax-Free Fund
Huntington Mortgage Securities Fund
Huntington Ohio Tax-Free Fund
Huntington Short/Intermediate Fixed Income Securities Fund

MAY 1, 2005

The Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is unlawful.




 Huntington Funds              Table of Contents


How to Read This Prospectus

The Huntington Funds ("Trust") is a mutual fund family that offers different classes of shares in separate investment portfolios ("Funds"). The Funds have various investment goals and strategies and are advised by professional portfolio managers at Huntington Asset Advisors, Inc. ("Advisor"), a subsidiary of The Huntington National Bank. This Prospectus gives you important information about the Investment A Shares and Investment B Shares ("Shares") of the Funds that you should know before investing. All of the Funds offer Investment A Shares. In addition, the Equity Funds (except the Rotating Markets Fund), the Income Funds (except the Short/Intermediate Fixed Income Securities Fund) and the Money Market Fund offer Investment B Shares. All of the Funds also offer Trust Shares and the Money Market Fund offers Interfund Shares, which are offered in separate Prospectuses.

Please read this Prospectus and keep it for future reference. The
Prospectus is arranged into different sections so that you can easily review the important information you should know about investing in the Funds.

Introduction
              3
Fund Summary, Investment Strategy and Risks
       Money Market Funds
      4Florida Tax-Free Money Fund
      9Money Market Fund
    14 Ohio Municipal Money Market Fund
    19 U.S.Treasury Money Market Fund
       Equity Funds
    24 Dividend Capture Fund
    30 Growth Fund
    35 Income Equity Fund
    41 International Equity Fund
    48 Macro 100 Fund
    52 Mid Corp America Fund
    59 New Economy Fund
    66 Rotating Markets Fund
    73 Situs Small Cap Fund
       Income Funds
    81 Fixed Income Securities Fund
    88 Intermediate Government Income Fund
    95 Michigan Tax-Free Fund
   101 Mortgage Securities Fund
   108 Ohio Tax-Free Fund
   115 Short/Intermediate Fixed Income Securities Fund
Shareholder Information
   121 Distribution of the Funds
   121 Distribution Plan (Rule 12b-1 Fees)
   122 Sales Charges
   124 Contingent Deferred Sales Charges
   125 Pricing Shares
   125 Purchasing Shares
   128 Exchanging Shares
   129 Redeeming Shares
More About the Huntington Funds
   132 Management of the Trust
    Fees Paid to the Advisor and Affiliates
   136 Dividends and Distributions
   136 Tax Consequences
   138 Financial Information
   150 Additional Investment Strategies
   151 Investment Practices
   160 Glossary of Investment Risks

          For more information about the Huntington Funds, please see the back cover of this Prospectus

This Prospectus does not constitute an offering by a Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

Introduction


 Each Fund is a mutual fund that issues shares. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Funds, you should know a few basics about investing in mutual funds.

 The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

 As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Funds is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank. It is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

 Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own. Unless otherwise noted, each Fund's investment objective is fundamental and may be changed only by a vote of a majority of the Fund's outstanding Shares. Unless otherwise noted, each Fund's investment strategies are not fundamental and may be changed by the Trust's Board of Trustees ("Trustees").

 The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.


Fund Summary, Investment Strategy and Risks

Florida Tax-Free Money Fund
Fund Summary

Investment Goal

To seek to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal

Investment Focus

Florida tax-free money market securities

Principal Investment Strategy

Invests in high-quality, short-term Florida tax-free securities

Share Price Volatility

Low

Investment Strategy

The Fund's investment objective is to seek to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal.

The Advisor strives to maintain a $1.00 net asset value per share for the Florida Tax-Free Money Fund by investing substantially all of the Fund's assets in short-term Florida tax-exempt securities which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization ("NRSRO") or unrated and deemed to be of comparable quality by the Advisor. No more than 20% of the Fund's annual income will be subject to the alternative minimum tax.

In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 35 and 80 days) and each individual security held and endeavors to diversify the portfolio's holdings within Florida as much as possible. (Like all money market funds, the Fund's maturity range may extend up to 90 days when the Advisor deems it necessary.) In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

As part of the Advisor's strategy to take advantage of the exemption from Florida's intangible tax in any year, the Advisor may engage, on an annual basis, in significant portfolio restructuring to sell non-exempt assets. Transaction costs involved in such restructuring may adversely affect the Fund's performance and possibly offset any gains achieved by investing in the assets sold.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax.

Florida tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Florida or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and the value of which is exempt from the Florida intangible personal property tax.

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

Investor Profile

Florida residents seeking income exempt from federal personal income tax and Florida intangible personal property tax

What are the main
risks of investing
in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Florida, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Florida is largely concentrated in agriculture, tourism and construction and is adversely affected by severe weather conditions. It is also impacted by changes in the economies of Central and South America.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, and therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

For more information about risks, please see the "Glossary of Investments Risks."

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information - to be filed by amendment

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.


This bar chart shows changes in the performance of the Fund's
Investment A Shares for each full calendar year that the Fund was in existence.

                                                       Since Class
                                                 1 YearInception*
Florida Tax-Free Money Fund -- Investment A Shares
Returns before taxes
 *Since January 28, 1999.

Yield
The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.


The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest rate exposure as well as the type and credit quality of its portfolio holdings.


To obtain current yield information for the Fund, please call
1-800-253-0412.


Fees and Expenses - to be filed by amendment

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees on Investment A Shares*
(fees paid directly from your investment)     None
Annual Fund Operating Expenses            Investment A
(expenses deducted from the Fund's assets)   Shares
Investment Advisory Fees                     0.30%
Distribution (12b-1) Fees                    0.25%
Shareholder Service Fees                     0.25%
Other Expenses                               0.42%
Total Annual Fund Operating Expenses         1.22%

* Does not include any wire transfer fees, if applicable.

Example - to be filed by amendment
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:
                   1 Year3 Years5 Years10 Years
Investment A Shares


Money Market Fund

Fund Summary

Investment Goal

To seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments

Investment Focus
High-quality, short-term debt securities

Principal Investment Strategy
Maximize current income while preserving capital

Share Price Volatility
Low

Investment Strategy

The Fund's investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments.

The Advisor strives to maintain a $1.00 net asset value per share for the Fund by investing in commercial paper and other short-term money market instruments, which may include municipal securities that are either rated in the highest rating category by a NRSRO or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 25 and 60 days) and each individual security held and endeavors to diversify the portfolio across market sectors. (Like all money market funds, the Fund's maturity range may extend up to 90 days when the Advisor deems it necessary.) The Advisor employs a top-down analysis of economic and market factors to select Fund investments. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

The Fund intends to invest in the securities of U.S. government-sponsored entities ("GSEs"). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. Government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile
Short-term or risk-averse investors seeking our typically highest-yielding money market fund

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

For more information about risks, please see the "Glossary of Investment Risks."

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information - to be filed by amendment

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.


This bar chart shows changes in the performance of the Fund's
Investment A Shares for each of the last 10 calendar years.

                                                               Since
                                                                 Class
                                            1 Year5     10     Inception*
                                                  Years  Years
Money Market Fund -- Investment A Shares
Returns before taxes
Money Market Fund -- Investment B Shares(1)
(with applicable Contingent Deferred Sales
Charge)
Returns before taxes

(1) Prior to May 1, 2000 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and contingent deferred sales charge.

*Since May 1, 1991.

Yield

The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call
1-800-253-0412.

Fees and Expenses - to be filed by amendment

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                  Investment Investment
                                                       A          B
(fees paid directly from your investment)           Shares     Shares
                                                    ------     ------
Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                  None          0%
-----------------------------------                  ----    ----  --
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                 None       5.00%
------------------------------------                 ----       -----
Redemption Fee
(as a percentage of amount redeemed, if              None          0%
----------------------------------------             ----    ---   --
applicable)*
------------
Annual Fund Operating Expenses                    Investment Investment
                                                       A          B
(expenses deducted from the Fund's assets)          Shares     Shares
                                                    ------     ------
Investment Advisory Fees                             0.28%      0.28%
------------------------                             -----      -----
Distribution (12b-1) Fees                            0.25%      0.75%
-------------------------                            -----      -----
Shareholder Service Fees                             0.25%      0.25%
------------------------                             -----      -----
Other Expenses                                       0.30%      0.30%
--------------                                       -----      -----
Total Annual Fund Operating Expenses                 1.08%      1.58%
------------------------------------                 -----      -----

 *Does not include any wire transfer fees, if applicable.

Example - to be filed by amendment

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                    1 Year3 Years5 Years 10 Years
Investment A Shares
Investment B Shares
  If you do not sell your Shares:
  If you sell you Shares at the end
  of
    the period:


Ohio Municipal Money Market Fund

Fund Summary

Investment Goal
To seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity

Investment Focus
Ohio tax-free money market securities

Principal Investment Strategy
Invests in high-quality, short-term Ohio tax-free securities

Share Price Volatility

Low

Investment Strategy

The Fund's investment objective is to seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity.

The Advisor strives to maintain a $1.00 net asset value per share for the Fund by investing substantially all of the Fund's assets in short-term Ohio tax-exempt securities which are either rated in the highest rating category by a NRSRO or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 35 and 80 days) and each individual security held, and endeavors to diversify the portfolio's holdings within Ohio as much as possible. (Like all money market funds, the Fund's maturity range may extend up to 90 days when the Advisor deems it necessary.) In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality, and monitors new issue calendars for potential purchases.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.

Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

Investor Profile

Ohio residents seeking income exempt from federal and Ohio state personal income taxes


What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

   State Specific Risk: By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.

   Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, and therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

   Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

   Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

   For more information about risks, please see the "Glossary of Investments Risks."

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information - to be filed by amendment

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.


This bar chart shows changes in the performance of the Fund's
Investment A Shares for each of the last 10 calendar years.
                                                       Since Class
                                  1 Year5 Years10 YearsInception*
Ohio Municipal Money Market Fund --
Investment A Shares
Returns before taxes
 *Since May 1, 1991.

Yield

The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.


The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest rate exposure as well as the type and credit quality of its portfolio holdings.


To obtain current yield information for the Fund, please call
1-800-253-0412.


Fees and Expenses - to be filed by amendment

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees on Investment A Shares*
(fees paid directly from your investment)     None
Annual Fund Operating Expenses            Investment A
(expenses deducted from the Fund's assets)   Shares
Investment Advisory Fees                     0.30%
Distribution (12b-1) Fees                    0.25%
Shareholder Service Fees                     0.25%
Other Expenses                               0.31%
Total Annual Fund Operating Expenses         1.11%

* Does not include any wire transfer fees, if applicable.

Example - to be filed by amendment

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                   1 Year3 Years5 Years10 Years
Investment A Shares


U.S. Treasury Money Market Fund

Fund Summary

Investment Goal

To seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations

Investment Focus
U.S. Treasury obligations

Principal Investment Strategy
Invests exclusively in U.S. government
obligations and repurchase agreements on such obligations

Share Price Volatility
Low

Investment Strategy

The Fund's investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations. The Advisor strives to maintain a $1.00 net asset value per share for the Fund by investing substantially all of the Fund's assets in short-term obligations of the U.S. government. (Like all money market funds, the Fund's maturity range may extend up to 90 days when the Advisor deems it necessary.) In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 25 and 60 days) and each individual security held. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments and yields and opposite direction; and monitors new issue calendars for potential purchases.

Because the Fund refers to U.S. Treasury obligations in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. Treasury obligations.

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see
"Investment Practices."

Investor Profile

Highly risk adverse investors seeking current income from a money market fund that invests primarily in U.S. Treasury obligations


What are the main
risks of investing
in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

   Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

   For more information about risks, please see the "Glossary of Investments Risks."

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information - to be filed by amendment

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.


This bar chart shows changes in the performance of the Fund's
Investment A Shares for each full calendar year that the Fund was in existence.

                                                      Since Class
                                 1 Year5 Years10 YearsInception*
U.S. Treasury Money Market Fund --
Investment A Shares
Returns before taxes

 *Since October 19, 1993.

Yield

The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.


The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest rate exposure as well as the type and credit quality of its portfolio holdings.


To obtain current yield information for the Fund, please call
1-800-253-0412.


Fees and Expenses - to be filed by amendment

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees on Investment A Shares*
(fees paid directly from your investment)     None
Annual Fund Operating Expenses            Investment A
(expenses deducted from the Fund's assets)   Shares
Investment Advisory Fees                     0.20%
Distribution (12b-1) Fees                    0.25%
Shareholder Service Fees                     0.25%
Other Expenses                               0.30%
Total Annual Fund Operating Expenses         1.00%

*Does not include any wire transfer fees, if applicable.

Example - to be filed by amendment

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                   1 Year3 Years5 Years10 Years
Investment A Shares


Dividend Capture Fund
Fund Summary

Investment Goal

To seek total return on investment, with dividend income as an important component of that return

Investment Focus

U.S. common stocks and covered option
positions relative to those stocks

Principal Investment Strategy

Attempts to identify stocks that pay dividends and hedge against adverse market swings

Share Price Volatility

Moderate

Investment Strategy

The Fund's investment objective is to seek total return on investment, with dividend income as an important component of that return.

To pursue its investment objective, the Fund invests at least 65% of its assets in dividend-paying stocks that the Advisor believes are undervalued or out-of-favor. The Advisor intends to invest in common stock, preferred stock, and REITs (real estate investment trusts) which pay high dividends. The Fund may invest in convertible bonds and other types of hybrid securities
(securities that contain aspects of both stocks and bonds). As an additional income source, the Advisor will frequently purchase stocks in a short period prior to the ex-dividend date (the interval between the announcement and the payments of the next dividend). As a result, these dividends may not qualify for lower rates that apply to certain other
"qualified investment income."

The companies in which the Fund invests are generally mature, middle and large-capitalization U.S. corporations.
In-depth fundamental research (both quantitative and qualitative) confirms the value characteristics of individual stocks and evaluates the issuer's future prospects.

Quantitative analysis is used to identify stocks that the Advisor believes are undervalued relative to the market and to the security's historic valuations. The Advisor considers fundamental factors such as earnings growth, cash flow, and credit quality to identify the best companies. It then uses a qualitative stock selection model based on earnings expectations and supplemental valuation measures to narrow the list of stocks to the most attractive. The Advisor may, under varying market conditions, employ various strategies for the Fund which involve put and/or call option contracts.

The Advisor typically begins to pare down a position when the stock has declared an ex-dividend date or is at a valuation level that, in the Advisor's opinion, leaves little room for investor gain. The Advisor may eliminate a stock from the Fund's portfolio if its long-term fundamentals become unfavorable.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see
"Investment Practices."

Investor Profile

Investors seeking capital appreciation with the potential for higher current income than the average stock fund

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

   Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

   Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of undervalued, dividend-paying companies -- will underperform other kinds of investments or market averages.

   Basis Risk: Financial instruments such as options or futures contracts derive their value from an underlying asset such as shares in common stock and price volatility.
   This relationship between derivative
   instruments and underlying securities is known as the basis. Basis risk arises when derivative instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.

   Active Trading Risk: The Fund may trade
   securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

   For more information about risks, please see the "Glossary of Investment Risks."

Performance Information - to be filed by amendment

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's
Investment A Shares for each full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund's returns would be less than those shown below.

                                                        Since Class
                                                  1 YearInception*
Dividend Capture Fund -- Investment A Shares
(with a 5.75% sales charge)
Returns before taxes
Returns after taxes on distributions(1)
Returns after taxes on distributions
and sales of Investment A Shares(1)
Dividend Capture Fund -- Investment B Shares
(with applicable Contingent Deferred Sales Charge)
Return before taxes
Returns after taxes on distributions(1)
Return after taxes on distributions
and sales of Investment B Shares(1)
S&P 500 (reflects no deduction for fees, expenses or taxes)(2)
DCIB (reflects no deduction for fees,
expenses or taxes)(3)

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(3) The unmanaged DCIB is a custom, blended index comprised of the S&P 500/Barra Value Index (40%), Merrill Lynch Fixed Rate Preferred Index (40%) and NAREIT Index (20%).

 *    Since March 1, 2001.

Fees and Expenses - to be filed by amendment

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                  Investment Investment
                                                       A          B
(fees paid directly from your investment)           Shares     Shares
                                                    ------     ------
Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                 5.75%         0%
------------------------------------                 -----   ---   --
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                  0%      5.00%
--------------------------------------            ----  --      -----
Redemption Fee
(as a percentage of amount redeemed, if                 0%         0%
----------------------------------------          ----  --   ---   --
applicable)***
Annual Fund Operating Expenses                    Investment Investment
                                                       A          B
(expenses deducted from the Fund's assets)          Shares     Shares
                                                    ------     ------
Investment Advisory Fees                             0.75%      0.75%
------------------------                             -----      -----
Distribution (12b-1) Fees                            0.25%      0.75%
-------------------------                            -----      -----
Shareholder Service Fees                             0.25%      0.25%
------------------------                             -----      -----
Other Expenses                                       0.41%      0.41%
--------------                                       -----      -----
Total Annual Fund Operating Expenses                 1.66%      2.16%
------------------------------------                 -----      -----

 *This sales charge varies depending upon how much you invest. See
  "Sales Charges."

 **   A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.

Example - to be filed by amendment

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                    1 Year3 Years 5 Years 10 Years
Investment A Shares
Investment B Shares
  If you do not sell your Shares:
  If you sell you Shares at the end
  of
    the period:


Growth Fund
Fund Summary

Investment Goal

To seek to achieve long-term capital
appreciation primarily through investing in equity securities

Investment Focus

Common stocks of medium to large companies

Principal Investment Strategy

Invests in companies offering above-average growth potential

Share Price Volatility

Moderate to High

Investment Strategy

The Fund's investment objective is to seek to achieve long-term capital appreciation primarily through investing in equity securities.

The Advisor intends to invest in common stock and other equity securities, such as preferred stock, of medium or large companies which it believes offer opportunities for growth. The Advisor occasionally invests in established companies which it believes have temporarily depressed prices and present growth opportunities.

In selecting investments, the Advisor reviews historical earnings, revenue and cash flow to identify the best companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor also monitors the Fund's existing positions to determine the benefits of retention.

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see
"Additional Investment Strategies" and "Investment
Practices."

Investor Profile

Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

   Market Risk: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

   Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses -- those of medium to large U.S.
   growth companies -- will underperform other types of stock investments or the market as a whole.

   Mid Cap Risk: To the extent that the Fund invests in mid cap stocks, it takes on additional risks. Mid cap stocks tend to be less liquid and more volatile than large cap stocks.

   Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the "Glossary of Investment Risks."

Performance Information - to be filed by amendment

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's
Investment A Shares for each of the last 10 calendar years. If sales charges had been reflected, the Fund's returns would be less than those shown below.

                                                              Since
                                                                Class
                                            1    5     10     Inception*
                                            Year Years  Years
Growth Fund -- Investment A Shares
(with 5.75% sales charge)
Returns before taxes
Returns after taxes on distributions(1)
Returns after taxes on distributions and sales of Investment A Shares(1)
Growth Fund -- Investment B Shares**
(with applicable Contingent Deferred Sales
Charge)
Returns before taxes
Returns after taxes on distributions(1)
Returns after taxes on distributions and sales of Investment B Shares(1)
S&P 500 (reflects no deduction for fees, expenses or tax)(2)

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

 *    Since May 1, 1991.

 **   Prior to May 1, 2000 (the inception date for Investment B
  Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

Fees and Expenses - to be filed by amendment

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                  Investment Investment
                                                       A          B
(fees paid directly from your investment)           Shares     Shares
                                                    ------     ------
Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                 5.75%         0%
------------------------------------                 -----   ---   --
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                  0%      5.00%
--------------------------------------            ---   --      -----
Redemption Fee
(as a percentage of amount redeemed, if                 0%         0%
----------------------------------------          ---   --   ---   --
applicable)***
Annual Fund Operating Expenses                    Investment Investment
                                                       A          B
(expenses deducted from the Fund's assets)          Shares     Shares
                                                    ------     ------
Investment Advisory Fees                             0.60%      0.60%
------------------------                             -----      -----
Distribution (12b-1) Fees                            0.25%      0.75%
-------------------------                            -----      -----
Shareholder Service Fees                             0.25%      0.25%
------------------------                             -----      -----
Other Expenses                                       0.32%      0.32%
--------------                                       -----      -----
Total Annual Fund Operating Expenses                 1.42%      1.92%
------------------------------------                 -----      -----
 *This sales charge varies depending upon how much you invest. See
  "Sales Charges."
 **   A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.

Example - to be filed by amendment

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                    1 Year3 Years5 Years 10 Years
Investment A Shares
Investment B Shares
  If you do not sell your Shares:
  If you sell you Shares at the end
  of
    the period:


Income Equity Fund
Fund Summary

Investment Goal
To seek to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities

Investment Focus
Common and preferred stocks

Principal Investment Strategy
Attempts to identify stocks that pay high dividends

Share Price Volatility
Moderate

Investment Strategy

The Fund's investment objective is to seek to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities.

The Advisor focuses primarily on equity securities and under normal circumstances invests at least 80% of its assets in equity securities, such as common stock and preferred stock. At least 65% of the Fund's total assets will be invested in income-producing equity securities. As an additional income source, the Advisor also may invest in investment grade corporate debt obligations, such as bonds, notes and debentures. The Fund may also invest up to 10% of its total assets in debt obligations rated below investment grade (securities rated below BBB by Standard & Poor's or Baa by Moody's). The Advisor selects securities which it believes will maintain or increase the Fund's current income while maintaining a price/earnings ratio below the market.

In addition to evaluating the current yield of a security, the Advisor considers dividend growth to be an important factor in selecting investments for the Fund. The Advisor actively monitors market activity which impacts dividend decisions. In general, the Fund will sell a security when dividends are no longer expected to increase. The Advisor may seek to purchase a security that will generate dividends that are eligible for taxation at lower rates than other types of income at the shareholder level, but this will not be an investment strategy of the Fund.

Because the Fund contains "equity" in its name, the Fund will normally invest at least 80% of its assets in equity securities and will notify shareholders at least 60 days in advance of any changes to this policy.

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile

Investors seeking capital appreciation potential with higher current income and lower volatility than the average stock fund


What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of undervalued, dividend-paying companies -- will underperform other kinds of investments or market averages.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Performance Information - to be filed by amendment

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Investment A Shares for each of the last 10 calendar years. Prior to May 14, 1997 (the inception date for Investment A Shares), performance for Investment A Shares is based on the performance of Trust Shares, adjusted for sales charges, fees and expenses imposed on Investment A Shares. If sales charges had been reflected, the Fund's returns would be less than those shown below.

                                                              Since
                                                                Class
                                            1    5     10     Inception*
                                            Year Years  Years
Income Equity Fund -- Investment A Shares**
(with a 5.75% sales charge)
Returns before taxes
Returns after taxes on distributions(1)
Returns after taxes on distributions and sales of Investment A Shares(1)
Income Equity Fund -- Investment B Shares***
(with applicable Contingent Deferred Sales
Charge)
Returns before taxes
Returns after taxes on distributions(1)
Returns after taxes on distributions and sales of Investment B Shares(1)
S&P 500 (reflects no deduction for fees, expenses or taxes)(2)
LEIFI (reflects no deduction for fees,
expenses or taxes)(3)

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(3) Lipper figures represent the average of the total returns reported by the largest mutual funds designated by Lipper, Inc. as falling into the category indicated.

 *    Since July 3, 1989.

 **Prior to May 14, 1997 (the inception date for Investment A Shares), performance for Investment A Shares is based on the performance of Trust Shares, adjusted for the Investment A Shares sales charge and 12b-1 fees.

 **   Prior to May 1, 2000 (the inception date for Investment B
  Shares), performance for Investment B Shares is based on the performance of Investment A Shares (and Trust Shares), adjusted for the Investment B Shares 12b-1 fees and CDSC.

Fees and Expenses - to be filed by amendment

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                  Investment Investment
                                                       A          B
(fees paid directly from your investment)           Shares     Shares
                                                    ------     ------
Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                 5.75%         0%
------------------------------------                 -----   ---   --
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                  0%      5.00%
--------------------------------------            ---   --      -----
Redemption Fee
(as a percentage of amount redeemed, if                 0%         0%
----------------------------------------          ---   --   ---   --
applicable)***
Annual Fund Operating Expenses                    Investment Investment
                                                       A          B
(expenses deducted from the Fund's assets)          Shares     Shares
                                                    ------     ------
Investment Advisory Fees                             0.60%      0.60%
------------------------                             -----      -----
Distribution (12b-1) Fees                            0.25%      0.75%
-------------------------                            -----      -----
Shareholder Service Fees                             0.25%      0.25%
------------------------                             -----      -----
Other Expenses                                       0.32%      0.32%
--------------                                       -----      -----
Total Annual Fund Operating Expenses                 1.42%      1.92%
------------------------------------                 -----      -----
 * This sales charge varies depending upon how much you invest. See "Sales Charges."

 **A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.



Example - to be filed by amendment

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                  1 Year3 Years5 Years 10 Years
Investment A Shares
Investment B Shares
  If you do not sell your Shares:
  If you sell your Shares at the
  end
    of the period:


International Equity Fund
Fund Summary

Investment Goal
To seek total return

Investment Focus
Equity securities of companies based outside the United States

Principal Investment Strategy
Attempts to identify equity securities of companies based outside the United States with the best potential for superior long-term investment returns

Share Price Volatility

Moderate to High

Investment Strategy

The Fund's investment objective is to seek total return.
The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities
(both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return. This investment objective may be changed by the Fund's Trustees without shareholder approval.

The Fund pursues its investment objective by investing at least 80% of its assets in equity securities, 65% of which will be invested in companies based outside the United
States. The Advisor manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns.
The Advisor uses a "bottom-up" approach to stock selection
(searching for outstanding performance of individual stocks before considering the impact of economic trends) and evaluates industry and country exposure to be consistent with a top-down approach. The Advisor attempts to purchase securities with value characteristics consistent with an overall assessment of the economic environment in which the underlying company operates.

The Advisor ranks the relative valuation and recent price performance of a universe of companies. The Advisor then evaluates the most attractively valued portion of this universe using such factors as a company's price-to-earnings ratio, enterprise value, organic growth rates versus growth through acquisition, product niche and management quality. The Advisor also reviews the company's financial statements and forecasts of earnings. Based on this information, the Advisor evaluates the sustainability of the company's current growth trends and potential catalysts for increased valuation, based on the company's potential to add economic value to the enterprise.

The Advisor frequently identifies benchmarks for certain securities such as return on invested capital, market implied growth rates, price-to-earnings ratios, and/or stock prices. When those benchmarks are achieved, the Advisor will often consider selling all or a portion of the Fund's holdings to lock in profit. Holdings will also be sold if they fail to meet performance expectations or better investment opportunities are identified.

With respect to the Fund's investments in developed markets, companies may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins.
The Fund will not invest more than 20% of its assets in companies located in emerging markets. In selecting emerging markets countries in which to invest, the Advisor reviews the country's economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

Because the Fund contains equity in its name, the Fund will normally invest at least 80% of its assets in equity securities and will notify shareholders at least 60 days in advance of any changes in this investment policy.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile

Investors who want total return, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.


Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of foreign companies -- may underperform other kinds of investments or the market as a whole. Currency Risks: Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of its Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks may make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Additionally, the Fund makes significant investments in securities denominated in the euro, the single currency of the European Monetary Union ("EMU"). Therefore, the exchange rate between the euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

Foreign Investment Risk: Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign Custodial Services and Related Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets, particularly emerging markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

For more information about risks, please see the "Glossary of Investment Risks."

Performance Information - to be filed by amendment

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's
Investment A Shares for each full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund's returns would be less than those shown below.

                                                        Since Class
                                                  1 YearInception*
International Equity Fund -- Investment A Shares
(with a 5.75% sales charge)
Returns before taxes
Returns after taxes on distributions(1)
Returns after taxes on distributions and sales of Investment A Shares(1)
International Equity Fund -- Investment B Shares
(with applicable Contingent Deferred Sales Charge)
Returns before taxes
Returns after taxes on distributions(1)
Returns after taxes on distributions and sales of Investment B Shares(1)
MSCI-EAFE (reflects no deduction for fees, expenses or taxes)(2)

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The MSCI-EAFE is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America.

 *Since March 1, 2001.

Fees and Expenses - to be filed by amendment

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                  Investment Investment
                                                       A          B
(fees paid directly from your investment)           Shares     Shares
                                                    ------     ------
Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                 5.75%         0%
------------------------------------                 -----   ---   --
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                  0%      5.00%
--------------------------------------            ---   --      -----
Redemption Fee
(as a percentage of amount redeemed, if                 0%         0%
----------------------------------------          ---   --   ---   --
applicable)***
Annual Fund Operating Expenses                    Investment Investment
                                                       A          B
(expenses deducted from the Fund's assets)          Shares     Shares
                                                    ------     ------
Investment Advisory Fees                             1.00%      1.00%
------------------------                             -----      -----
Distribution (12b-1) Fees                            0.25%      0.75%
-------------------------                            -----      -----
Shareholder Service Fees                             0.25%      0.25%
------------------------                             -----      -----
Other Expenses                                       0.41%      0.41%
--------------                                       -----      -----
Total Annual Fund Operating Expenses                 1.91%      2.41%
------------------------------------                 -----      -----

 *This sales charge varies depending upon how much you invest. See
  "Sales Charges."

 **   A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.

Example - to be filed by amendment

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                    1 Year3 Years 5 Years 10 Years
Investment A Shares
Investment B Shares
  If you do not sell your Shares:
  If you sell you Shares at the end
  of
    the period:


Macro 100 Fund
Fund Summary

Investment Goal
To seek total return which consists of capital appreciation and income

Investment Focus
Common stocks of companies within the Standard &
Poor's 500 Index ("S&P 500")

Principal Investment Strategy
Attempts to identify common stocks within the S&P
500 with the best potential for superior investment returns

Share Price Volatility
Moderate to High

Investment Strategy

The Fund's investment objective is to seek total return.
The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities
(both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return.

The Fund's Sub-Advisor (Laffer Investments, Inc.) pursues its investment objective by investing at least 80% of its assets in equity securities. Further, the Sub-Advisor pursues this objective by applying a "top down" approach to stock selection (analyzing the impact of economic trends before considering the performance of individual stocks). The Sub-Advisor evaluates broad macroeconomic trends, attempts to anticipate shifts in the business cycle, and determines which sectors, industries, companies or markets may provide relatively higher performance. Macroeconomic information can include, but is not limited to, such factors as monetary, fiscal, incomes and trade policies. The strategy is based upon the quantitative and qualitative analysis of seven or more core economic models that, when combined, produce rankings of the S&P 500 companies. The Sub-Advisor uses these rankings to determine its top 100 stocks for inclusion in the Fund's portfolio. The models analyze and evaluate, among others, company size, domestic company location, industry earnings forecasts, fiscal policy changes, global company location, interest rates changes and trade issues. The Fund will typically hold 100 securities. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. As of December 31, 2004, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $22.6 billion and the median market capitalization was approximately $10.6 billion. The S&P 500 has a total market capitalization value of approximately $11.3 trillion.

As a result of the Fund's focus on macroeconomic strategy, it is not inherently biased towards any particular investment style
(i.e. value or growth), but can be characterized from time to time as either, or a blend.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective. On an ongoing basis, the Sub-Advisor also monitors the Fund's existing positions to determine the benefits of retention.

For a more complete description of the securities in which the Fund can invest, please see
"Investment Practices."

Investor Profile

Long-term investors seeking to achieve total return

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses -- those of large capitalization companies within the S&P 500 -- will underperform other types of stock investments or the market as a whole.

Growth Stock Risk: The price of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.

Value Stock Risk: Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the "Glossary of Investment Risks."

Performance Information - to be filed by amendment

This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.


Fees and Expenses - to be filed by amendment

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                  Investment Investment
                                                       A          B
(fees paid directly from your investment)           Shares     Shares
                                                    ------     ------
Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                 5.75%         0%
------------------------------------                 -----   ---   --
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                  0%      5.00%
--------------------------------------            ---   --      -----
Redemption Fee
(as a percentage of amount redeemed, if                 0%         0%
----------------------------------------          ---   --   ---   --
applicable)***
Annual Fund Operating Expenses                    Investment Investment
                                                       A          B
(expenses deducted from the Fund's assets)          Shares     Shares
                                                    ------     ------
Investment Advisory Fees                             0.75%      0.75%
------------------------                             -----      -----
Distribution (12b-1) Fees                            0.25%      0.75%
-------------------------                            -----      -----
Shareholder Service Fees                             0.25%      0.25%
------------------------                             -----      -----
Other Expenses+                                      0.67%      0.67%
---------------                                      -----      -----
Total Annual Fund Operating Expenses                 1.92%      2.42%
------------------------------------                 -----      -----

 *This sales charge varies depending upon how much you invest. See
  "Sales Charges."

 **   A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.

 +Other expenses are based on estimated amounts for the current fiscal year.

Example - to be filed by amendment

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                    1 Year3 Years
Investment A Shares
Investment B Shares
  If you do not sell your Shares:
  If you sell you Shares at the end
  of
    the period:


Mid Corp America Fund
Fund Summary

Investment Goal
To seek long-term capital appreciation by investing primarily in equity securities of mid cap companies

Investment Focus
Common stocks

Principal Investment Strategy
Attempt to identify companies with outstanding growth characteristics

Share Price Volatility
Moderate to High

Investment Strategy

The Fund's investment objective is to seek long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.

To pursue this objective, the Fund will invest at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are those companies with market capitalizations at the time of purchase in the range of companies in the Russell Midcap Index ("RMCI") or the Standard & Poor's 400 Index ("S&P 400"). The RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index. The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. As of March 31, 2004, the RMCI statistics were as follows: the average market capitalization of companies in the index was approximately $6.4 billion and the median market capitalization was approximately $3.3 billion. The companies in the RMCI had a total market capitalization range of approximately $668 million to $18.1 billion. As of December 31, 2004, the S&P 400 statistics were as follows: the average market capitalization of companies in the index was approximately $2.7 billion and the median market capitalization was approximately $2.4 billion. The companies in the S&P 400 had a total market capitalization range from approximately $344 million to $9.4 billion.

In managing the Fund's portfolio, the Advisor emphasizes both growth and value in seeking mid cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund will invest in a blend of both "growth" and "value" stocks. Factors the Advisor typically considers in selecting individual securities include fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis will focus on qualitative aspects of the company's product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process will be utilized to identify the most attractive companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund's existing positions to determine benefits of retaining a particular security. The Advisor will apply a top down strategy, with industries weighted relative to the benchmark and the market outlook. Portfolio optimization programs will be deployed to enhance risk/return potential. These programs analyze the industry exposure of multi-industry companies and then use this information to balance the industry diversification of the portfolio to achieve certain risk/return models.

The Fund may employ option strategies which utilize puts and/or calls although these strategies are not the primary means by which the Advisor seeks to add value.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

The Fund may also invest in certain other equity securities in addition to those described above.

Because the Fund refers to the terms "America" and "Mid Corp" in its name, the Fund will invest normally at least 80% of its assets in investments in the United States of America and at least 80% of its investments in common stocks of mid cap companies. The Fund will notify shareholders at least 60 days in advance of any changes to these policies.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile

Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses -- value and growth stocks of primarily small to mid cap companies -- will underperform other kinds of investments or market averages.

Mid Cap Stock Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Basis Risk: Financial instruments such as options or futures contracts derive their value from an underlying asset such as shares in common stock and price volatility. This relationship between derivative instruments and underlying securities is known as the basis. Basis risk arises when derivative instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.
Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.
For more information about risks, please see the "Glossary of Investment Risks."

Performance Information - to be filed by amendment

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Investment A Shares for each full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund's returns would be less than those shown below.
                                                        Since Class
                                                  1 YearInception*
Mid Corp America Fund -- Investment A Shares
(with a 5.75% sales charge)
Returns before taxes
Returns after taxes on distributions(1)
Returns after taxes on distributions and sales of Investment A Shares(1)
Mid Corp America Fund -- Investment B Shares
(with applicable Contingent Deferred Sales Charge)
Returns before taxes
Returns after taxes on distributions(1)
Returns after taxes on distributions and sales of Investment B Shares(1)
RMCI (reflects no deduction for fees,
expenses or taxes)(2)
S&P 400 (reflects no deduction for fees, expenses or taxes)(3)
LMCCA(4)

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans. (2) The unmanaged RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

(3) The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing the mid-range sector of the U.S. stock market.

(4) Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

 *Since March 1, 2001.


Fees and Expenses - to be filed by amendment

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                  Investment Investment
                                                       A          B
(fees paid directly from your investment)           Shares     Shares
                                                    ------     ------
Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                 5.75%         0%
------------------------------------                 -----   ---   --
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                  0%      5.00%
--------------------------------------            ---   --      -----
Redemption Fee
(as a percentage of amount redeemed, if                 0%         0%
----------------------------------------          ---   --   ---   --
applicable)***
Annual Fund Operating Expenses                    Investment Investment
                                                       A          B
(expenses deducted from the Fund's assets)          Shares     Shares
                                                    ------     ------
Investment Advisory Fees                             0.75%      0.75%
------------------------                             -----      -----
Distribution (12b-1) Fees                            0.25%      0.75%
-------------------------                            -----      -----
Shareholder Service Fees                             0.25%      0.25%
------------------------                             -----      -----
Other Expenses                                       0.35%      0.35%
--------------                                       -----      -----
Total Annual Fund Operating Expenses                 1.60%      2.10%
------------------------------------                 -----      -----

 *This sales charge varies depending upon how much you invest. See
  "Sales Charges."

 **   A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.

Example - to be filed by amendment

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                    1 Year3 Years 5 Years 10 Years
Investment A Shares
Investment B Shares
  If you do not sell your Shares:
  If you sell you Shares at the end
  of
    the period:


New Economy Fund
Fund Summary

Investment Goal
To seek capital appreciation by investing significantly in equity securities of companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies

Investment Focus
Common stocks of companies engaged in advancing innovations in products, services or processes, frequently of a scientific or technological nature.

Principal Investment Strategy
Long-term capital appreciation

Share Price Volatility
High

Investment Strategy

The Fund's investment objective is to seek capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund attempts to invest in companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies Under normal market conditions, the Fund invests at least 65% of total assets in the equity securities of U.S. and, to a lesser extent, companies.

"New economy" companies include those that are engaged in advancing innovations in products, services or processes, generally of a scientific or technological nature. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media information services companies, biotechnology, robotics, and energy replacement. They also include companies in more traditional industries, such as certain consumer products retailers, that have extensively used technological or scientific advances to develop new or to improve products or processes and make them more efficient.

The Fund generally takes a growth approach to selecting stocks, looking for companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies may include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate.

Screens based upon quantitative multifactor models are used in the security identification and selection process. Models rely upon price and earnings momentum variables, as well as valuation, liquidity and risk variables.

Sector weights reflect the ongoing sector weights of the Russell
3000 Growth Index benchmark, input from the Investment Policy
Committee of Huntington Bank, and expectations of sector out-performance or under-performance derived from quantitative and other sources.

The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund reserves the right to invest up to 35% of total assets in other securities, such as, corporate bonds and government securities. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile

Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund.
In addition, your investment in the Fund may be subject to the following principal risks:

   Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

   Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of companies focusing on technological and scientific advancements -- will underperform other kinds of investments or market averages. The securities in which the Fund invests may be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants and may fluctuate in price more widely and rapidly than the market as a whole. These securities may underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology or scientific stocks are out of favor.

   Growth Stock Risk: The price of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.

   Mid/Small Cap Risk: To the extent that the Fund invests in small cap and mid cap stocks, it takes on additional risks. Small cap and mid cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to depend heavily on new products and/or a few products or services and often have less experienced management.

   Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

   Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

   Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the "Glossary of Investment Risks."

Performance Information - to be filed by amendment

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Investment A Shares for each full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund's returns would be less than those shown below.
                                                        Since Class
                                                  1 YearInception*
New Economy Fund -- Investment A Shares
(with a 5.75% sales charge)
Returns before taxes
Returns after taxes on distributions(1)
Returns after taxes on distributions and sales of Investment A Shares(1)
New Economy Fund -- Investment B Shares
(with applicable Contingent Deferred Sales Charge)
Returns before taxes
Returns after taxes on distributions(1)
Returns after taxes on distributions and sales of Investment B Shares(1)
RUS3G (reflects no deductions for fees,
expenses or taxes)(2)
S&P 500 (reflects no deductions for fees, expenses or taxes)(3)

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The RUS3G measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

(3) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

 *Since March 1, 2001.

Fees and Expenses - to be filed by amendment

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                  Investment Investment
                                                       A          B
(fees paid directly from your investment)           Shares     Shares
                                                    ------     ------
Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                 5.75%         0%
------------------------------------                 -----   ---   --
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                  0%      5.00%
--------------------------------------            ---   --      -----
Redemption Fee
(as a percentage of amount redeemed, if                 0%         0%
----------------------------------------          ---   --   ---   --
applicable)***
Annual Fund Operating Expenses                    Investment Investment
                                                       A          B
(expenses deducted from the Fund's assets)          Shares     Shares
                                                    ------     ------
Investment Advisory Fees                             0.85%      0.85%
------------------------                             -----      -----
Distribution (12b-1) Fees                            0.25%      0.75%
-------------------------                            -----      -----
Shareholder Service Fees                             0.25%      0.25%
------------------------                             -----      -----
Other Expenses                                       0.46%      0.46%
--------------                                       -----      -----
Total Annual Fund Operating Expenses                 1.81%      2.31%
------------------------------------                 -----      -----

 *This sales charge varies depending upon how much you invest. See
  "Sales Charges."

 **   A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.

Example - to be filed by amendment

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                    1 Year3 Years 5 Years 10 Years
Investment A Shares
Investment B Shares
  If you do not sell your Shares:
  If you sell you Shares at the end
  of
    the period:


Rotating Markets Fund
Fund Summary

Investment Goal
To seek capital appreciation

Investment Focus
Common stocks and index-based securities

Principal Investment Strategy
Attempts to rotate investments to the equity market segment that offers the greatest potential for capital appreciation given current economic conditions

Share Price Volatility
Moderate to High

Investment Strategy

The Fund's investment objective is to seek capital appreciation. The Fund will pursue its investment objective by rotating investments among equity market segments
(small-cap, mid-cap, large-cap and international) as determined by the Fund's Advisor to offer the greatest potential for capital appreciation in a given market environment.

Under normal market conditions the Fund will invest (either directly or through the ownership of index-based securities, as described below) at least 80% of its assets in equity stocks comprising the equity market segment selected by the Advisor. The Fund will provide shareholders
60 days advance notice before changing its 80% investment policy. The Advisor will rotate among the small-cap, mid-cap, large-cap and international equity market segments. To determine which equity market segment offers the greatest potential for capital appreciation, the Advisor will use top-down analysis to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors or industries may benefit the most over the next 12 months. The Advisor will continuously monitor the market environment and may rotate the equity market segment when the Advisor determines that another equity market segment is more favorable given the current market environment.

Index-based securities are exchange-traded securities that represent ownership in a long-term investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the Russell
2000 Index, Standard & Poor's 500 Index (S&P 500), or the
NASDAQ-100 Index.

The following is information about the equity market segments among which the Advisor will rotate investments. Investment in any segment could consist of stocks of companies whose capitalization falls within the specified range and/or index-based securities that hold stocks of companies whose capitalization falls within the specified range at the time of purchase. The small-cap, mid-cap and large-cap market segments are comprised predominantly of U.S. companies, although due to the diverse nature of companies and the globalization of the economy, many companies have international operations or international exposure to varying degrees.

The small-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent small-cap index such as the Russell 2000 Index. As of December 31, 2004, the Russell 2000 Index statistics were as follows: the average market capitalization of companies in the index was approximately $1.04 billion and the median market capitalization was approximately $560 million. The companies in the index had a total market capitalization range of approximately $5 million to $3.6 billion.

The mid-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent mid-cap index such as the Russell Midcap Index. As of March 31, 2004, the Russell Midcap Index statistics were as follows: the average market capitalization of companies in the index was approximately $6.4 billion and the median market capitalization was approximately $3.3 billion. The companies in the index had a total market capitalization range of approximately $668 million to $18.1 billion.

The large-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent large-cap index such as the S&P 500. As of December 31, 2004, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $22.6 billion and the median market capitalization was approximately $10.6 billion. The S&P 500 has a total market capitalization value of approximately $10.6 trillion.

The international market segment comprises companies that are based throughout the world, including the United States. The international market segment could include small-cap, mid-cap, or large-cap companies, or any combination of the three, although there is no generally accepted and recognized market capitalization ranges in the international market due to the diverse array of foreign countries and economies.

For a more complete description of the securities in which the Fund can invest, please see "Additional Investment
Strategies" and "Investment Practices."

Investor Profile

Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

   Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements. Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of the market segment selected by the Advisor -- will underperform other kinds of investments or market averages.

   Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms, and the prices of small company stocks may be more volatile than the prices of stocks of larger companies.


   Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in emerging markets.

   Custodial Services and Related Investment Costs: Custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

   Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

   Fee Layering: The Fund is an actively managed investment fund that has management and other fees associated with its operations. The Fund will continue to invest some or all of its assets in index-based securities, which are also investment funds that separately have their own management and other fees, and would be borne by the Fund as an investor. This could cause the Fund's performance to be lower than if it were to invest directly in the securities underlying such index-based securities.

For more information about risks, please see the "Glossary of Investment Risks."

Performance Information - to be filed by amendment

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does (before and after taxes) not necessarily indicate how the Fund will perform in the future.



This bar chart shows changes in the performance of the Fund's
Investment A Shares for each full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund's returns would be less than those shown below.

                                                    Since Class
                                              1 YearInception*
Rotating Markets Fund -- Investment A Shares
(with a 1.50% sales charge)
Returns before taxes
Returns after taxes on distributions(1)
Returns after taxes on distributions and sales of Investment A Shares(1)
S&P 500 (reflects no deduction for fees, expenses or taxes)(2)

(1)  After  tax  returns  are   calculated   using  a  standard   set  of
assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

 *Since May 1, 2001.

Fees and Expenses - to be filed by amendment

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                      Investment A
(fees paid directly from your investment)                Shares
Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                     1.50%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                      0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)***      0%
Annual Fund Operating Expenses                        Investment A
(expenses deducted from the Fund's assets)               Shares
Investment Advisory Fees                                 0.50%
Distribution (12b-1) Fees                                0.25%
Shareholder Service Fees                                 0.25%
Other Expenses                                           0.54%
Total Annual Fund Operating Expenses                     1.54%
 *This sales charge varies depending upon how much you invest. See
  "Sales Charges."
 **   Does not include any wire transfer fees, if applicable.



Example - to be filed by amendment

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:
                   1 Year3 Years5 Years10 Years
Investment A Shares


Situs Small Cap Fund
Fund Summary

Investment Goal

To seek long-term capital appreciation

Investment Focus
Diversified portfolio of equity securities of small capitalization companies

Principal Investment Strategy
Attempts to identify domestic and foreign companies whose geographic, political, and/or demographic situs positions them to outperform other companies

Share Price Volatility
Moderate to High

Investment Strategy

The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues this objective by investing primarily in equity securities of small capitalization companies. Equity securities include common stocks, preferred stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks which, if rated, will be investment grade at the time of investment.

Under normal market conditions, the Advisor invests at least 80% of the Fund's assets in equity securities of small capitalization companies. Small capitalization companies are defined as those companies with a market capitalization, at the time of investment, that is included in the S&P Small Cap 600 Index (as of March 31, 2004, the smallest company in the index had a market capitalization of $63 million, the largest company had a market capitalization of $3.0 billion and the weighted average market capitalization was $1.0 billion). Up to 20% of the Fund's assets may be invested in equity securities of mid- to large-capitalization companies. The Fund may also invest up to 20% of its assets in foreign securities, including ADRs, GDRs and EDRs, as defined in the "Investment Practices" section.

In managing the Fund's portfolio, the Advisor emphasizes both growth and value in seeking small cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund invests in a blend of both "growth" and "value" stocks. The Advisor utilizes a screening process that identifies companies based on situs, which is one or more geographical locations that are positioned and likely to allow the companies to outperform those in other locations. Examples of situs advantages include favorable political, social or economic factors or population demographics, such as a state or country that is reducing taxes or experiencing beneficial demographic changes. For instance, the Fund may invest in a certain type of company located in a state that is reducing its business tax because the tax reduction may result in lower costs for the company and allow it to sell products more competitively at lower prices or realize a higher profit on sales. Similarly, if a state is experiencing a growing population, then certain types of financial services companies or real estate-related investments may benefit from the service needs and housing demands of this population growth.

The Advisor also employs fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis focuses on qualitative aspects of the company's product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process is utilized to identify the most attractive companies and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund's existing positions to determine benefits of retaining a particular security.

The Advisor applies a "top down" strategy in stock selection to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors, industries or markets may provide relatively higher performance. The Advisor also uses portfolio optimization programs to enhance risk/return potential. These programs analyze and characterize the industry exposure of multi-industry companies in an attempt to balance the industry diversification of the portfolio to achieve certain risk/return models. The Fund may employ option strategies which utilize puts and/or calls although these strategies are not the primary means by which the Advisor seeks to add value. The Fund's foreign investments are generally in developed countries. Companies in developed countries may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund may choose to invest up to 20% of its assets in companies located in emerging markets. In selecting emerging market countries, the Advisor reviews the country's economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

The Fund actively trades its portfolio securities in an attempt to achieve its investment goal.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

Because the Fund refers to equity securities of small capitalization companies in its name, the Fund will normally invest at least 80% of its assets in equity securities of small capitalization companies and will notify shareholders at least 60 days in advance of any changes in this investment policy.

The Fund may also invest in certain other equity securities in addition to those described above, although none are anticipated to be principal investments.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile

Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund.
In addition, your investment in the Fund may be subject to the following principal risks:

Small Company Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses -- value and growth stocks of primarily smaller companies in both domestic and foreign markets -- will underperform other kinds of investments or market averages.

Foreign Investment Risk: Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign Custodial Services and Related Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay. For more information about risks, please see the "Glossary of Investment Risks."

Performance Information - to be filed by amendment

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


This bar chart shows the performance of the Fund's Investment A Shares for the first full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund's return would be less than that shown below.

                                                        Since Class
                                                  1 YearInception*
Situs Small Cap Fund -- Investment A Shares
(with a 5.75% sales charge)
Returns before taxes
Returns after taxes on distributions(1)
Returns after taxes on distributions and sales of Investment A Shares(1)
Situs Small Cap Fund -- Investment B Shares
(with applicable Contingent Deferred Sales Charge)
Returns before taxes
Returns after taxes on distributions(1)
Returns after taxes on distributions and sales of Investment B Shares(1)
S&P 600 (reflects deduction for fees,
expenses or taxes)(2)
S&P 500 (reflects deduction for fees,
expenses or taxes)(3)

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The unmanaged S&P 600 generally represents all major industries in the small-cap range of the U.S. stock market.

(3) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

 *Since September 30, 2002.

Fees and Expenses - to be filed by amendment

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                  Investment Investment
                                                       A          B
(fees paid directly from your investment)           Shares     Shares
                                                    ------     ------
Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                 5.75%       0%
------------------------------------                 -----       --
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                0%        5.00%
--------------------------------------                --        -----
Redemption Fee
(as a percentage of amount redeemed, if               0%         0%
----------------------------------------              --         --
applicable)***
Annual Fund Operating Expenses                    Investment Investment
                                                       A          B
(expenses deducted from the Fund's assets)          Shares     Shares
                                                    ------     ------
Investment Advisory Fees                             0.75%      0.75%
------------------------                             -----      -----
Distribution (12b-1) Fees                            0.25%      0.75%
-------------------------                            -----      -----
Shareholder Service Fees                             0.25%      0.25%
------------------------                             -----      -----
Other Expenses                                       0.68%      0.68%
--------------                                       -----      -----
Total Annual Fund Operating Expenses                 1.93%      2.43%
------------------------------------                 -----      -----

 *This sales charge varies depending upon how much you invest. See
  "Sales Charges."

 **   A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.

Example - to be filed by amendment

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                    1 Year3 Years 5 Years 10 Years
Investment A Shares
Investment B Shares
  If you do not sell your Shares:
  If you sell you Shares at the end
  of
    the period:


Fixed Income Securities Fund
Fund Summary
Investment Goal

To seek to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years

Investment Focus
U.S. government obligations, corporate debt securities, mortgage backed securities

Principal Investment Strategy
Focuses on investment-grade fixed income securities that produce a high level of income

Share Price Volatility
Moderate

Investment Strategy

The Fund's investment objective is to seek to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years.

The Advisor, under normal circumstances, invests at least 80% of the Fund's assets in fixed income securities, principally by investing in a combination of corporate debt, such as bonds, notes and debentures, and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a NRSRO or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. Within these parameters, the Advisor focuses on securities which offer the highest level of income. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings.

The Fund intends to invest in the securities of U.S. government-sponsored entities ("GSEs"). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

In managing the portfolio, the Advisor monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Advisor also follows closely new issue and secondary activity in the corporate debt market.

Because the Fund refers to fixed income securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed income securities.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile

Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Prepayment Risk: Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Active Trading Risk: The Fund may trade
securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the "Glossary of Investment Risks."


Performance Information - to be filed by amendment

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's
Investment A Shares for each of the last 10 calendar years. If sales charges had been reflected, its returns would be less than those shown below.

                                                               Since
                                                                 Class
                                            1 Year5     10     Inception*
                                                  Years  Years
Fixed Income Securities Fund --
Investment A Shares
(with a 4.75% sales charge)
Returns before taxes
Returns after taxes on distributions(1)
Returns after taxes on distributions and sales of Investment A Shares(1)
Fixed Income Securities Fund --
Investment B Shares**
(with applicable Contingent Deferred Sales
Charge)
Returns before taxes
Returns after taxes on distributions(1)
Returns after taxes on distributions and sales of Investment B Shares(1)
LBGCBI (reflects no deduction for fees,
expenses or taxes)(2)

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The unmanaged LBGCBI is comprised of all bonds that are investment grade Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's. Issues must have at least one year to maturity.

 *Since May 1, 1991.

 **   Prior to May 1, 2000 (the inception date for Investment B
  Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

Fees and Expenses - to be filed by amendment


The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                  Investment Investment
                                                       A          B
(fees paid directly from your investment)           Shares     Shares
                                                    ------     ------
Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                 4.75%         0%
------------------------------------                 -----   ---   --
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                  0%      5.00%
--------------------------------------            ---   --      -----
Redemption Fee
(as a percentage of amount redeemed, if                 0%         0%
----------------------------------------          ---   --   ---   --
applicable)***
Annual Fund Operating Expenses                    Investment Investment
                                                       A          B
(expenses deducted from the Fund's assets)          Shares     Shares
                                                    ------     ------
Investment Advisory Fees                             0.50%      0.50%
------------------------                             -----      -----
Distribution (12b-1) Fees                            0.25%      0.75%
-------------------------                            -----      -----
Shareholder Service Fees                             0.25%      0.25%
------------------------                             -----      -----
Other Expenses                                       0.33%      0.33%
--------------                                       -----      -----
Total Annual Fund Operating Expenses                 1.33%      1.83%
------------------------------------                 -----      -----

 *This sales charge varies depending upon how much you invest. See
  "Sales Charges."

 **   A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.

Example - to be filed by amendment

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                    1 Year3 Years5 Years 10 Years
Investment A Shares
Investment B Shares
  If you do not sell your Shares:
  If you sell you Shares at the end
  of
    the period:


Intermediate Government Income Fund
Fund Summary

Investment Goal
To seek to provide investors with a high level of current income

Investment Focus
U.S. government obligations, mortgage backed securities

Principal Investment Strategy
Focuses on U.S. government obligations and mortgage-related securities with maturities between three and ten years that produce a high level of income

Share Price Volatility
Low to Moderate

Investment Strategy

The Fund's investment objective is to seek to provide investors with a high level of current income.

The Advisor invests primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities including mortgage-related securities. The Advisor, under normal circumstances, invests at least 80% of the Fund's assets in U.S.
government securities. The Fund will maintain a dollar-weighted average maturity of not less than three nor more than 10 years. Within this range, the Advisor focuses on securities which offer the highest level of income. In general, in order to reduce volatility during periods of interest rate fluctuation, the Advisor invests in securities with a wide range of intermediate maturities. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities.

The Fund intends to invest in the securities of U.S.
government-sponsored entities ("GSEs"). Some GSE securities are backed by the full faith and credit of the U.S.
government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S.
government include those issued by the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage
Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage
Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support.
Such securities include those issued by the Farm Credit
System and the Financing Corporation.

In managing the portfolio, the Advisor monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics.

Mortgage-related securities are securities, including derivative mortgage securities such as CMOs, whose income is generated by payments of principal and interest on pools of mortgage loans.

Because the Fund refers to U.S. government securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S.
government securities.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders). For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile

Investors willing to accept the risk of a low to moderate amount of fluctuation in the value of their investment for the benefit of a higher total return

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund.
In addition, your investment in the Fund may be subject to the following principal risks:

   Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

   Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

   Prepayment Risk: Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

   Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

   If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

   Reinvestment Risk: As prepayment increases as a result of lower interest rates, the proceeds from maturing mortgage-related securities will be reinvested at lower interest rates, thus reducing income.

   Extension Risk: Extension risk is the
   possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security.
   Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

   Active Trading Risk: The Fund may trade
   securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

For more information about risks, please see the "Glossary of Investment Risks."

Performance Information - to be filed by amendment

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's
Investment A Shares for each of the last 10 calendar years. If sales charges had been reflected, its returns would be less than those shown below.
                                                               Since
                                                                 Class
                                            1 Year5     10     Inception*
                                                  Years  Years
Intermediate Government Income Fund --
Investment A Shares(1)
(with a 4.75% sales charge)
Returns before taxes
Returns after taxes on distributions(2)
Returns after taxes on distributions and sales of Investment A Shares(2)
Intermediate Government Income Fund --
Investment B Shares**
(with applicable Contingent Deferred Sales
Charge)
Returns before taxes
Returns after taxes on distributions(2)
Returns after taxes on distributions and sales of Investment B Shares(2)
LBIGC (reflects no deduction for fees,
expenses or taxes)(3)
MLTA 1-10 (reflects no deduction for fees, expenses or taxes)(4)

(1) Performance data includes the performance of the FMB Intermediate Government Income Fund for the period prior to its consolidation with the Huntington Intermediate Government Income Fund on April 13, 1998.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(3) The unmanaged LBIGC is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years.

(4) The unmanaged MLTA 1-10 tracks the current 10-year Treasury securities.

 *Since December 2, 1991.

 **   The Fund's Investment B Shares is a new class of Shares. Prior to
  May 12, 2003 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

Fees and Expenses - to be filed by amendment

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                  Investment Investment
                                                       A          B
(fees paid directly from your investment)           Shares     Shares
                                                    ------     ------
Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                 4.75%         0%
------------------------------------                 -----   ---   --
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                  0%      5.00%
--------------------------------------            ---   --      -----
Redemption Fee
(as a percentage of amount redeemed, if                 0%         0%
----------------------------------------          ---   --   ---   --
applicable)***
Annual Fund Operating Expenses                    Investment Investment
                                                       A          B
(expenses deducted from the Fund's assets)          Shares     Shares
                                                    ------     ------
Investment Advisory Fees                             0.50%      0.50%
------------------------                             -----      -----
Distribution (12b-1) Fees                            0.25%      0.75%
-------------------------                            -----      -----
Shareholder Service Fees                             0.25%      0.25%
------------------------                             -----      -----
Other Expenses                                       0.36%      0.36%
--------------                                       -----      -----
Total Annual Fund Operating Expenses                 1.36%      1.86%
------------------------------------                 -----      -----

 *This sales charge varies depending upon how much you invest. See
  "Sales Charges."

 **   A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.


Example - to be filed by amendment

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                    1 Year3 Years5 Years 10 Years
Investment A Shares
Investment B Shares
  If you do not sell your Shares:
  If you sell you Shares at the end
  of
    the period:


Michigan Tax-Free Fund
Fund Summary

Investment Goal
To seek to provide investors with current income exempt from both federal and Michigan personal income taxes

Investment Focus
Michigan municipal securities

Principal Investment Strategy
Invests primarily in investment-grade Michigan municipal securities

Share Price Volatility
Low to Moderate

Investment Strategy

The Fund's investment objective is to seek to provide investors with current income exempt from both federal and Michigan personal income taxes.

As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Michigan state income tax. In addition, at least 80% of the Fund's annual income will be exempt from the alternative minimum tax. The securities selected by the Advisor are: The securities selected by the Advisor are (i) rated investment grade or better by a NRSRO; or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it.
The securities selected by the Advisor for investment will have remaining maturities of no more than 15 years and the Fund's anticipated duration will be between two and 10 years. The Advisor also establishes a desired yield level for new issues relative to U.S. Treasury securities.

In managing the portfolio, the Advisor attempts to diversify the Fund's holdings within Michigan as much as possible. In selecting securities, the Advisor monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Michigan personal income taxes.

Michigan tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Michigan or its respective authorities, agencies, instrumentalities and political subdivisions, and
(ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Michigan personal income taxes.

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see
"Additional Investment Strategies" and "Investment
Practices."

Investor Profile

Michigan residents seeking income exempt from federal and state income taxes.

What are the main risks of
investing in this Fund?

Loss of money is a risk of investing in the Fund.
In addition, your investment in the Fund may be subject to the following principal risks:

   State Specific Risk: By concentrating its investments in Michigan, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Michigan is principally dependent upon three sectors:
   manufacturing (particularly durable goods, automotive products and office equipment), tourism and agriculture. It, therefore, tends to be more cyclical than some other states and the nation as a whole.

   Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

   Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities.
   Generally, when interest rates rise, prices of fixed income securities fall.

   Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

   Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

   Prepayment Risk: Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

   Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

   If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

   Active Trading Risk: The Fund may trade
   securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the "Glossary of Investment Risks."

Performance Information - to be filed by amendment

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's
Investment A Shares for each of the last 10 calendar years. If sales charges had been reflected, its returns would be less than those shown below.

                                                               Since
                                                                 Class
                                            1 Year5     10     Inception*
                                                  Years  Years
Michigan Tax-Free Fund -- Investment A
Shares(1)
(with a 4.75% sales charge)
Returns before taxes
Returns after taxes on distributions(2)
Returns after taxes on distributions and sales of Investment A Shares(2)
Michigan Tax-Free Fund -- Investment B
Shares**
(with applicable Contingent Deferred Sales
Charge)
Returns before taxes
Returns after taxes on distributions(2)
Returns after taxes on distributions and sales of Investment B Shares(2)
LB7MBI (reflects no deduction for fees,
expenses or taxes)(3)

(1) Performance data includes the performance of the FMB Michigan
Tax-Free Bond Fund for the period prior to its consolidation with the Huntington Michigan Tax-Free Fund on April 13, 1998.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(3) The unmanaged LB7MBI is comprised of intermediate-term, investment grade tax-exempt bonds with maturities between six and eight years.

 *Since December 2, 1991.

 **   The Fund's Investment B Shares is a new class of Shares. Prior to
  May 19, 2003 (the inception date for

  Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

Fees and Expenses - to be filed by amendment

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                  Investment Investment
                                                       A          B
(fees paid directly from your investment)           Shares     Shares
                                                    ------     ------
Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                 4.75%         0%
------------------------------------                 -----   ---   --
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                  0%      5.00%
--------------------------------------            ---   --      -----
Redemption Fee
(as a percentage of amount redeemed, if                 0%         0%
----------------------------------------          ---   --   ---   --
applicable)***
Annual Fund Operating Expenses                    Investment Investment
                                                       A          B
(expenses deducted from the Fund's assets)          Shares     Shares
                                                    ------     ------
Investment Advisory Fees                             0.50%      0.50%
------------------------                             -----      -----
Distribution (12b-1) Fees                            0.25%      0.75%
-------------------------                            -----      -----
Shareholder Service Fees                             0.25%      0.25%
------------------------                             -----      -----
Other Expenses                                       0.53%      0.53%
--------------                                       -----      -----
Total Annual Fund Operating Expenses                 1.53%      2.03%
------------------------------------                 -----      -----

 *This sales charge varies depending upon how much you invest. See
  "Sales Charges."

 **   A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.

Example - to be filed by amendment

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                    1 Year3 Years5 Years 10 Years
Investment A Shares
Investment B Shares
  If you do not sell your Shares:
  If you sell you Shares at the end
  of
    the period:


Mortgage Securities Fund
Fund Summary

Investment Goal
To seek to achieve current income

Investment Focus
Mortgage-related securities, including mortgage
Real Estate Investment Trusts ("REITs")

Principal Investment Strategy
Invests in mortgage-related securities, including mortgage REITs

Share Price Volatility
Moderate

Investment Strategy

The Fund's investment objective is to seek to achieve current income. The Advisor invests, under normal circumstances, at least 80% of the Fund's assets in mortgage-related securities, including mortgage REITs. The Advisor especially focuses on securities which it expects to be less susceptible to prepayment of principal. The Advisor endeavors to maintain a dollar-weighted average portfolio life for the Fund of between two and ten years. The Fund may also invest up to 20% of its assets in equity
REITs. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

In making its investment decisions, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities. In managing the portfolio, the Advisor monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. Mortgage-related securities are securities, including derivative mortgage securities such as collateralized mortgage obligations ("CMOs"), whose income is generated by payments of principal and interest on pools of mortgage loans and mortgage REITs.

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.
Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code ("Code").
The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

The Fund actively trades its portfolio securities in an attempt to achieve its investment goal.

Because the Fund refers to mortgage in its name, the Fund will normally invest at least 80% of its assets in mortgage-related securities, and the Fund will notify shareholders at least 60 days in advance of any changes in this policy.

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see
"Investment Practices."

Investor Profile

Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

What are the main
risks of investing
in this Fund?

Loss of money is a risk of investing in the Fund.
In addition, your investment in the Fund may be subject to the following principal risks:

   Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

   Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

   Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due.
   If an issuer defaults, a Fund will lose money.

   Prepayment Risk: Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

   Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

   If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

   Extension Risk: Extension risk is the
   possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security.
   Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities. Prepayment & Call Risk and
   Extension Risk are more pronounced with
   respect to derivative mortgage securities and can result in reduced liquidity. The principal derivative mortgage securities in which the Fund invests are CMOs.

   Real Estate/REIT Risk: The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

   Active Trading Risk: The Fund may trade
   securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

For more information about risks, please see the "Glossary of Investment Risks."

Performance Information - to be filed by amendment

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does (before and after taxes) not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's
Investment A Shares for each of the last 10 calendar years. If sales charges had been reflected, its returns would be less than those shown below.

                                                               Since
                                                                 Class
                                            1 Year5     10     Inception*
                                                  Years  Years
Mortgage Securities Fund --
Investment A Shares
(with a 4.75% sales charge)
Returns before taxes
Returns after taxes on distributions(1)
Returns after taxes on distributions and
sales
of Investment A Shares(1)
Mortgage Securities Fund --
Investment B Shares**
(with applicable Contingent Deferred Sales
Charge)
Returns before taxes
Returns after taxes on distributions(1)
Returns after taxes on distributions and
sales
of Investment B Shares(1)
LBMBSI (reflects no deduction for fees,
expenses or taxes)(2)                       3.05% 6.55%  6.89%   6.97%
---------------------                       ----- -----  -----   -----

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The unmanaged LBMBSI is generally representative of the mortgage-backed securities market as a whole.

 *Since June 2, 1992.

 **   The Funds Investment B Shares is a new class of Shares. Prior to May 13, 2003 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

Fees and Expenses - to be filed by amendment

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                  Investment Investment
                                                       A          B
(fees paid directly from your investment)           Shares     Shares
                                                    ------     ------
Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                 4.75%         0%
------------------------------------                 -----   ---   --
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                  0%      5.00%
--------------------------------------            ---   --      -----
Redemption Fee
(as a percentage of amount redeemed, if                 0%         0%
----------------------------------------          ---   --   ---   --
applicable)***
Annual Fund Operating Expenses                    Investment Investment
                                                       A          B
(expenses deducted from the Fund's assets)          Shares     Shares
                                                    ------     ------
Investment Advisory Fees                             0.50%      0.50%
------------------------                             -----      -----
Distribution (12b-1) Fees                            0.25%      0.75%
-------------------------                            -----      -----
Shareholder Service Fees                             0.25%      0.25%
------------------------                             -----      -----
Other Expenses                                       0.43%      0.43%
--------------                                       -----      -----
Total Annual Fund Operating Expenses                 1.43%      1.93%
------------------------------------                 -----      -----

 *This sales charge varies depending upon how much you invest. See
  "Sales Charges."

 **   A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.

Example - to be filed by amendment

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                    1 Year3 Years5 Years 10 Years
Investment A Shares
Investment B Shares
  If you do not sell your Shares:
  If you sell you Shares at the end
  of
    the period:

Ohio Tax-Free Fund
Fund Summary

Investment Goal
To seek to provide current income exempt from federal income tax and Ohio personal income taxes.

Investment Focus
Ohio municipal securities

Principal Investment Strategy
Invests primarily in investment-grade Ohio municipal securities

Share Price Volatility
Low to Moderate

Investment Strategy

The Fund's investment objective is to seek to provide current income exempt from federal income tax and Ohio personal income taxes.

The Advisor invests substantially all of the assets of the Ohio Tax-Free Fund in Ohio tax-exempt securities. As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Ohio state income tax. Additionally, the Fund will not invest in securities which generate income treated as a preference item for federal alternative minimum tax purposes. The securities selected by the Advisor are: The securities selected by the Advisor are (i) rated investment grade or better by a NRSRO;
or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it.
In addition, these securities will have remaining maturities of no more than 15 years and the Fund's anticipated duration will be between two and 10 years. The Advisor also establishes a desired yield level for new issues relative to U.S. Treasury securities.

In managing the portfolio, the Advisor attempts to diversify the Fund's holdings within Ohio as much as possible. In selecting securities, the Advisor monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.

Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and
(ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see
"Additional Investment Strategies" and "Investment
Practices."

Investor Profile

Ohio residents seeking income exempt from federal and state income taxes

What are the main risks of investing in
this Fund?

Loss of money is a risk of investing in the Fund.
In addition, your investment in the Fund may be subject to the following principal risks:

   State Specific Risk: By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.

   Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

   Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities.
   Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.
   Duration measures the price sensitivity of a fixed income security to changes in interest rates.

   Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

   Prepayment Risk: Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

   Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

   If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

   Active Trading Risk: The Fund may trade
   securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

For more information about risks, please see the "Glossary of Investment Risks."

Performance Information - to be filed by amendment

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's
Investment A Shares for each of the last 10 calendar years. If sales charges had been reflected, its returns would be less than those shown below.

                                                               Since
                                                                 Class
                                            1 Year5     10     Inception*
                                                  Years  Years
Ohio Tax-Free Fund -- Investment A Shares
(with a 4.75% sales charge)
Returns before taxes
Returns after taxes on distributions(1)
Returns after taxes on distributions and sales of Investment A Shares(1)
Ohio Tax-Free Fund -- Investment B Shares**
(with applicable Contingent Deferred Sales
Charge)
Returns before taxes
Returns after taxes on distributions(1)
Returns after taxes on distributions and sales of Investment B Shares(1)
LB7MBI (reflects no deduction for fees,
expenses or taxes)(2)

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The unmanaged LB7MBI comprises intermediate-term, investment grade bonds with maturities between six and eight years.

 *Since May 1, 1991.

 **   The Fund's Investment B Shares is a new class of Shares. Prior to
  May 2, 2003 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

Fees and Expenses - to be filed by amendment

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                  Investment Investment
                                                       A          B
(fees paid directly from your investment)           Shares     Shares
                                                    ------     ------
Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                 4.75%         0%
------------------------------------                 -----   ---   --
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                  0%      5.00%
--------------------------------------            ---   --      -----
Redemption Fee
(as a percentage of amount redeemed, if                 0%         0%
----------------------------------------          ---   --   ---   --
applicable)***
Annual Fund Operating Expenses                    Investment Investment
                                                       A          B
(expenses deducted from the Fund's assets)          Shares     Shares
                                                    ------     ------
Investment Advisory Fees                             0.50%      0.50%
------------------------                             -----      -----
Distribution (12b-1) Fees                            0.25%      0.75%
-------------------------                            -----      -----
Shareholder Service Fees                             0.25%      0.25%
------------------------                             -----      -----
Other Expenses                                       0.43%      0.43%
--------------                                       -----      -----
Total Annual Fund Operating Expenses                 1.43%      1.93%
------------------------------------                 -----      -----

 *This sales charge varies depending upon how much you invest. See
  "Sales Charges."

 **   A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.

Example - to be filed by amendment

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                    1 Year3 Years5 Years 10 Years
Investment A Shares
Investment B Shares
  If you do not sell your Shares:
  If you sell you Shares at the end
  of
    the period:


Short/Intermediate Fixed Income Securities Fund

Fund Summary

Investment Goal

To seek to achieve current income through investment in fixed income securities with a maximum maturity or average life for individual issues of 5 years or less at the time of purchase and a dollar-weighted average portfolio maturity of more than 2 but less than 5 years

Investment Focus

U.S. government obligations and
investment-grade corporate debt securities

Principal Investment Strategy

Focuses on fixed income securities with maturities of less than 5 years that produce a high level of income.

Share Price Volatility

Low to Moderate

Investment Strategy

The Fund's investment objective is to seek to achieve current income through investment in fixed income securities with a maximum maturity or average life for individual issues of 5 years or less at the time of purchase and a dollar-weighted average portfolio maturity of more than 2 but less than 5 years.

The Advisor invests primarily in corporate debt and U.S. government securities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a NRSRO or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it.
For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings. In managing the portfolio, the Advisor monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The
Advisor also follows closely new issue and secondary activity in the corporate debt market.

The Fund intends to invest in the securities of U.S.
government-sponsored entities ("GSEs"). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the
Federal National Mortgage Association, and the
Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National
Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders). For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment
Strategies" and "Investment Practices."

Investor Profile

Investors willing to accept the risk of a low to moderate amount of fluctuation of their investment for the benefit of a higher total return

What are the main
risks of investing
in this Fund?

Loss of money is a risk of investing in the Fund.
In addition, your investment in the Fund may be subject to the following principal risks:

   Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities.

   Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.
   Duration measures the price sensitivity of a fixed income security to changes in interest rates.

   Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

   Active Trading Risk: The Fund may trade
   securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the "Glossary of Investment Risks."

Performance Information - to be filed by amendment

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Investment A Shares for each of the last 10 calendar years. Prior to May 9, 2003 (the inception date for Investment A Shares), performance for Investment A Shares is based on the performance of Trust Shares, adjusted for sales charges, fees and expenses imposed on Investment A Shares. If sales charges had been reflected, the Fund's returns would be less than those shown below.

                                                              Since
                                                                Class
                                            1 Year5    10 YearInception*
                                                  Year
Short/Intermediate Fixed Income
Securities Fund -- Investment A Shares(1)
(with a 1.50% sales charge)
Returns before taxes
Returns after taxes on distributions(2)
Returns after taxes on distributions and sales of Investment A Shares(2)
ML1-5YGC (reflects no deduction for fees, expenses or taxes)(3)

(1) The Fund's Investment A Shares is a new class of Shares. Prior to May 9, 2003 performance for Investment A
  Shares is based on the performance of Trust Shares, adjusted for the sales charges, fees and expenses imposed on Investment A Shares.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(K) plans.

(3) The unmanaged ML1-5YGC is an index trading short-term U.S.
government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

 *Since July 3, 1989

Fees and Expenses - to be filed by amendment

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                                     Investment A
(fees paid directly from your investment)               Shares
Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                    1.50%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                       0%
Redemption Fee
(as a percentage of amount redeemed, if applicable)**      0%
Annual Fund Operating Expenses                       Investment A
(expenses deducted from the Fund's assets)              Shares
Investment Advisory Fees                                0.50%
Distribution (12b-1) Fees                               0.25%
Shareholder Service Fees                                0.25%
Other Expenses                                          0.32%
Total Annual Fund Operating Expenses                    1.32%

 *This sales charge varies depending upon how much you invest. See
  "Sales Charges."

 **   Does not include any wire transfer fees, if applicable.

Example - to be filed by amendment

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                   1 Year3 Years5 Years10 Years
Investment A Shares

Shareholder Information

Before you invest, we encourage you to carefully read the Fund profiles included in this Prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.


Choosing a Share Class

The Funds offer different classes of Shares, each of which has different expenses and other characteristics. Two classes of Fund Shares -- Investment A and Investment B -- are offered in this Prospectus. Two other classes of Fund Shares -- Trust Shares and Interfund Shares of the Money Market Fund are offered in separate Prospectuses.

As shown below, each class of Shares has a different sales charge structure. In addition, the ongoing annual operating expenses ("expense ratios"), as well as the compensation payable to investment professionals, also vary among the classes. Before you decide which class to purchase, you should review the different charges and expenses of each class carefully, in light of your personal circumstances, and consult with your investment professional.

To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. You should consider, for example, that it may be possible to reduce the front-end sales charges imposed on purchases of Investment A Shares. Among other ways, Investment A Shares have a series of "breakpoints," which means that the front-end sales charges decrease (and can be eliminated entirely) as the amount invested increases. (The breakpoint schedule is set out below under "Sales Charges.") On the other hand, Investment B Shares do not have front-end sales charges, but the deferred sales charges imposed on redemptions of Investment B Shares do not vary at all in relation to the amounts invested. Rather, these charges decrease with the passage of time (ultimately going to zero after seven years).

You should also consider that the expense ratio for Investment A Shares will be lower than that for Investment B Shares. Thus, the fact that no front-end charges are ever imposed on purchases of Investment B Shares does not always make them preferable to Investment A Shares.

The following are some of the main differences between Investment A and Investment B Shares:


Investment A

   o Front-end sales charges (except Money Market Funds), as described below under "Sales Charges."
   o Distribution (Rule 12b-1) fees of 0.25% of a Fund's average daily net assets.
   o A non-Rule 12b-1 shareholder servicing fee of 0.25% of a Fund's average daily net assets.

Investment B

   o  No front-end sales charge.
   o Distribution (Rule 12b-1) fees of 0.75% of a Fund's average daily net assets.
   o A non Rule 12b-1 shareholder servicing fee of 0.25% of a Fund's average daily net assets.
   o  A contingent deferred sales charge, as described below.
   o Automatic conversion to Investment A Shares at the end of eight years, thus reducing future annual expenses. (See "Purchasing Shares -- Investment B Shares Conversion Feature" below.)

For the actual past expenses of each share class, see the individual Fund profiles earlier in this Prospectus.


Because Rule 12b-1 fees are paid on an ongoing basis, Investment B shareholders could end up paying more expenses over the long term than if they had paid a sales charge on their initial investment.


All of the Funds also offer Trust Shares and the Money Market Fund offers Interfund Shares, which have their own expense structures. Trust Shares are available to fiduciary, advisory, agency and other similar clients of The Huntington National Bank and its affiliates or correspondent banks as well as similar customers of third party financial institutions. Interfund Shares are available only for purchase by the Funds.


For purchases of $100,000 or more on the Rotating Markets Fund and the Short/Intermediate Fixed Income Securities Fund and $1 million or more on all the other Equity Fund and Income Funds, the sales charge for Investment A Shares is waived. As a result, if you are making an initial investment of these larger amounts, the lower operating expenses of Investment A Shares may make them a better choice for you than Investment B Shares. Even investments of lower amounts may make Investment A Shares a better choice over time.

                                      Distribution of the Funds

DISTRIBUTION OF THE FUNDS
Edgewood Services, Inc. (Distributor), whose address is 5800 Corporate Drive, Pittsburgh, PA 15237, serves as the Distributor of the Funds offered by this Prospectus. The Distributor is a subsidiary of Federated Investors, Inc.

In connection with the sale of Investment A Shares, the Distributor collects the applicable sales charge and, if the sale is made through a registered broker-dealer, generally pays the selling broker-dealer up to 90% of that amount. The Distributor retains any portion not paid to a broker-dealer. The Distributor is responsible for collecting applicable contingent deferred sales charges in connection with the redemption of Investment A and Investment B Shares and retains the amounts collected. The Distributor will cause these charges to be paid to a designated agent, which may include the Advisor and its affiliates, and other investment professionals for advancing any sales commissions on the sale of Investment A Shares or Investment B Shares.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it, including amounts made available by the Advisor and its affiliates out of their reasonable resources and profits. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.


SHAREHOLDER SERVICES


The Trust has entered into an Administrative Services Agreement with Huntington Bank pursuant to which Huntington Bank will perform certain shareholder support services with respect to the Investment A Shares of each of the Funds.
In consideration for such services, Huntington is paid a fee by the Funds at a maximum annual rate of up to 0.25% of the average daily NAV of such Shares of each Fund.



ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Distributor, the Advisor and its affiliates may pay out of their own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell Shares of the Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds' prospectus because they are not paid by the Funds.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder service fees arrangement. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor, their affiliates, or the Funds and any services the financial intermediary provides. The SAI contains additional information on the types of additional payments that may be paid.


                            Distribution Plan (Rule 12b-1 Fees)
The Funds have adopted a Rule 12b-1 Plan on behalf of Investment A Shares and Investment B Shares, which allows them to pay fees to financial intermediaries (which may be paid through the Distributor) for the sale and distribution of these Shares. These fees may be paid to the Distributor, the Advisor and their affiliates. The Funds may waive or reduce the maximum amount of Rule 12b-1 fees it pays from time to time in its sole discretion. In addition, a financial intermediary (including the Distributor, the Advisor or its affiliates) may voluntarily waive or reduce any fees to which they may be entitled. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.. From time to time, the Distributor may pay out of its reasonable profits and other resources (including those of its affiliates) advertising, marketing and other expenses for the benefit of the Funds.

For each of the Funds offered by this Prospectus, the maximum Rule 12b-1 fee is 0.25% of the applicable Fund's Investment A Shares average daily net assets and 0.75% of the applicable Fund's Investment B Shares average daily net assets. Financial institutions who receive advanced commissions on the sale of Investment A or B Shares will not be paid a Rule 12b-1 fee since those fees are paid to the Distributor to compensate it in connection with financing the advanced commission.


Investment A Shares and Investment B Shares are also subject to a non-Rule 12b-1 shareholder servicing fee of 0.25% of the Fund's average daily net assets.

                            Sales Charges

Purchases of Investment A Shares of any of the Funds except the Money Market Funds are subject to front-end sales charges.


  Equity Funds (except Rotating Markets Fund)

                   Sales Charge as a   Sales Charge as a
                     Percentage of       Percentage of
Amount of        Public Offering PriceNet Amount Invested
----------       ----------------------------------------
Transaction
-----------
$0-$49,999               5.75%               6.10%
$50,000-$99,999          4.75%               4.99%
$100,000-249,999         4.00%               4.17%
$250,000-499,999         3.50%               3.63%
$500,000-749,999         2.95%               3.04%
$750,000-999,999         2.20%               2.25%
$1,000,000 and            0.00%*              0.00%*
Over


Income Funds (except Short/Intermediate Fixed Income Securities Fund)

                   Sales Charge as a   Sales Charge as a
                     Percentage of       Percentage of
Amount of        Public Offering PriceNet Amount Invested
----------       ----------------------------------------
Transaction
-----------
$0-$49,999               4.75%               4.99%
$50,000-$99,999          3.75%               3.90%
$100,000-249,999         3.00%               3.09%
$250,000-499,999         2.50%               2.56%
$500,000-749,999         2.00%               2.04%
$750,000-999,999         1.75%               1.78%
$1,000,000 and            0.00%*              0.00%*
Over

Rotating Markets Fund and Short/Intermediate Fixed Income Securities
Fund


              Sales Charge as a Sales Charge as a
                Percentage of     Percentage of
              Public Offering  Net Amount Invested
                    Price

Amount of
Transaction
$0-$99,999          1.50%             1.52%
$100,000 and        0.00%             0.00%
Over

   o A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Other Quantity Discounts, Reductions and Waivers

Other quantity discounts, reductions and waivers may also apply in certain special situations described below. If you or your investment professional think you qualify, please notify the Trust by calling
(800) 253-0412. If the Distributor is notified of your eligibility, it will reduce or eliminate the sales charge, as applicable, once it confirms your qualification. If the Distributor is not notified, you will receive the discount or waivers only on subsequent purchases for which the Distributor is notified, and not retroactively on past purchases.

No sales charges will apply to purchases of Investment A Shares made:

   o Through an investment professional that does not accept a sales commission from the Distributor
   o Through the automatic reinvestment of dividends and capital gains distributions
   o By current Trustees and officers of the Trust, their spouses and immediate family members
   o By current officers, directors and employees of Huntington Bancshares Incorporated (HBI) or its subsidiaries, their spouses and immediate family members
   o By current employees of other financial institutions with which HBI or its subsidiary has entered into definitive merger agreements
   o By retired officers and employees of HBI or its subsidiaries and their spouses
   o By participants in certain financial services programs offered by HBI subsidiaries
   o By members of certain affinity groups which have entered into arrangements with the Advisor or the Distributor
   o By investors who have sold an equal or greater amount of Shares of an Equity or Income Fund within the last 60 days (not available more than once)

Reduced sales charges on Investment A Shares (based on the quantity discounts noted above) will apply to purchases made:

   o By investors whose multiple investments over time in Investment A Shares of any Equity or Income Fund have a total current market value subject to a quantity discount
   o By investors whose investments over time in Investment A Shares of any Equity or Income Fund plus investments by their spouse and children under 21 made over time in Investment A Shares of any Equity or Income Fund at the same time, have a total current market value subject to a quantity discount
   o By investors who sign a letter of intent to invest at least $100,000 in the Rotating Markets Fund or Short/Intermediate Fixed Income Securities Fund, or $50,000 in the other Equity or Income Funds within a 13-month period*
   o By investors whose investments in Investment A Shares of multiple Equity and/or Income Funds at the same time have a total current market value subject to a quantity discount
   o By trustees or fiduciaries whose investments in Investment A Shares of Equity and/or Income Funds on behalf of a single trust estate or fiduciary account have a total current market value subject to a quantity discount

With respect to reduced sales charges which apply to aggregated purchases as noted above, purchases through multiple intermediaries may be aggregated to achieve a sales charge discount or waiver.

*Letter of Intent. An investor may sign a letter of intent to purchase within a 13-month period the minimum amount of Investment A Shares in any Equity or Income Fund required to be eligible for the applicable sales charge reduction on each purchase over the 13-month period. Until the investor reaches the necessary threshold, the Trust will hold up to 5% of the Shares in escrow. Reinvested dividends will not be included in calculating an investor's fulfillment of his/her letter of intent.

The Shares held in escrow will be released to the investor's account at the end of the 13-month period unless the amount specified in the Letter of Intent is not purchased.


A Letter of Intent will not obligate the investor to purchase
Investment A Shares, but if he does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The Letter of Intent may be dated as of a prior date to include any purchases made within the past 90 days.


More information about the other sales charge reductions is provided in the Statement of Additional Information.

                            Contingent Deferred Sales Charges
Purchases of Investment B Shares are not subject to any front-end sales charges; however, you will be assessed a contingent deferred sales charge (CDSC) when you redeem Investment B Shares, based on the amount of time you have held those shares as follows:

    Year of Redemption
(based on purchase date)All Funds
---------------------------------
  Year 1                  5.00%
  Year 2                  4.00%
  Year 3                  3.00%
  Year 4                  3.00%
  Year 5                  2.00%
  Year 6                  1.00%
  Year 7 or later         0.00%

For each redemption, we will first redeem Shares which are not subject to CDSCs, if any, and then Shares which you have held for the longest period of time. The applicable CDSC will then be charged on the lesser of current market value or the original cost of the Investment B Shares being redeemed.


No CDSC will apply to redemptions of Shares:

   o  Acquired through dividend or capital gains reinvestments.
   o Redeemed in order to meet Internal Revenue Code minimum required distributions from Individual Retirement Accounts (IRAs) redeemed following the death of the shareholder in whose name such Shares are held.
   o Upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.
   o Withdrawn under the Fund's systematic withdrawal plan but limited to 10% or less of your account value in a single year, so long as the Distributor is given prior notice of the applicability of this CDSC waiver. In measuring this redemption percentage, your account is valued when you establish the systematic withdrawal plan and then annually at calendar year end.

                            Pricing Shares

The price at which the Funds will offer or redeem Shares is the net asset value (NAV) per Share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Consult your investment professional to determine if there are additional fees or charges that are separately assessed when purchasing, exchanging or redeeming Shares. The Trust calculates NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on market value. The Trust attempts to stabilize the NAV per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method.

In computing NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to Trustee approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities traded on a national securities exchange or reported on the NASDAQ National Market System at the last reported sales price on the principal exchange. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities not included in the NASDAQ National Market System, securities are valued at a bid price estimated by the security pricing service. U.S. Government obligations held by the VA Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Foreign equity securities are valued at the last sales price, or if no sales price is given at a bid price estimated by the security pricing service, and are subject to modification based on significant events, as described below. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including foreign debt securities and zero-coupon securities, securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Option contracts are valued at the last quoted bid price as reported on the primary exchange of the board of trade on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security's market price is readily available. In such situations, the Trust's sub-financial administrator may request that the Trust's Pricing Committee, as described herein, to make its own fair value determination.

Securities for which market quotations are not readily available are valued at their "fair value." In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund ("good faith fair valuation"). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee's procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The Funds may use the fair value of a security to calculate its NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds' Advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the New York Stock Exchange ("NYSE"), which is when each Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Fund's NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds' Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since the VA International Equity Fund invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since the VA Situs Small Cap Fund invests some of its assets in foreign securities, it may be affected, although to a lesser extent.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

The Trust calculates the NAV per share for each of the Funds (other than the Money Market Funds) as of the close of regular trading of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. The Trust calculates the NAV per share for each Money Market Fund twice a day, as follows: at 10:30 a.m. Eastern Time for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund; at 1:00 p.m. Eastern Time for the Money Market Fund and the U.S. Treasury Money Market Fund; and as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern Time) for each Money Market Fund, on each day that the NYSE is open.


In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of Shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Money Market Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing. Please call the Trust at (800) 253-0412, if you have any questions about purchasing Shares.


The Funds are open for business on any day the NYSE is open, except for Columbus Day and Veterans' Day. The Funds are closed on the following NYSE holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day.

                            Purchasing Shares
You may purchase Shares of the Money Market Funds on any business day when the Federal Reserve Bank, the NYSE and the principal bond markets (as recommended by the Bond Market Association) are open, and as discussed under "Pricing Shares" above. You may purchase Shares of all the Income
Funds and Equity Funds on any business day when both the Federal Reserve Bank and the NYSE are open. In connection with the sale of a Fund's Shares, the Distributor may from time to time offer certain items of nominal value to any shareholder.


What Shares Cost

  Money Market Funds

Your purchase order is priced at the next NAV calculated after your order is received by the Trust or its designated agent. With regard to investments in the Money Market Fund or the U.S. Treasury Money Market Fund, if your order is received by the Trust or its designated agent before 1:00 p.m. (Eastern Time) and the Trust receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earning dividends that day. With regard to investments in the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund, if your order is received by the Trust or its designated agent before 10:30 a.m. (Eastern Time) and the Trust receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earning dividends that day. Investments in the money market funds made by check, Automated Clearing House (ACH) or Systematic Investment Program (SIP) are considered received when the payment is converted to federal funds (normally the next business day).


  All Other Funds

Your purchase order for Investment A Shares is priced at the next NAV calculated after your order is received by the Trust or its designated agent, plus any applicable sales charge. Your purchase order for Investment B Shares is priced simply at its next NAV calculated after your order is received by the Trust or its designated agent.


In order to purchase Investment A Shares or Investment B Shares of a Fund (other than the Money Market Funds) on a particular day, the Trust must receive payment in good federal funds within three (3) business days.


Notes About Purchases

The Trust reserves the right to suspend the sale of Shares of any of the Funds temporarily and the right to refuse any order to purchase Shares of any of the Funds.


If the Trust receives insufficient payment for a purchase, or the Trust does not receive payment within three (3) business days, or your check doesn't clear, it may cancel the purchase and you may be liable for any losses to the Funds. In addition, you will be liable for any losses or fees incurred by the Trust or its transfer agent in connection with the transaction.


Investment B Shares Conversion Feature

Once you hold Investment B Shares for eight years, they will automatically convert tax-free into Investment A Shares of the same Fund at the end-of-the-month-processing, in the 12th month of the eighth year. After the conversion, you will have the same dollar value investment, although you may have more or less shares due to differences in the NAVs of Investment A Shares and Investment B Shares.


Investment A Shares carry lower distribution (Rule 12b-1) fees than Investment B Shares. Although Investment A Shares also carry a front-end sales charge, you will not incur any sales charges upon conversion.

How to Buy Investment A Shares or Investment B Shares

 1.   Minimum investment requirements:

    o $1,000 for initial investments
    outside the SIP
    o $50 for initial investments
    through the SIP
    o $50 for subsequent investments

 2.   Call

    oHuntington Funds at (800) 253-0412
    oThe Huntington Investment Company at (800) 322-4600 oYour Huntington Personal Banker

 3.   Make payment

    oBy check payable to the applicable Fund and Share class (e.g.
     Huntington Dividend Capture Fund -- Investment B Shares) to:
     Huntington Funds P.O. Box 6110 Indianapolis, IN 46206-6110

Note: Checks must be made payable to the Huntington Funds. Third party checks will not be accepted.

     (The Trust will treat your order as having been received once the Trust receives your check.) OR

   o  By Federal funds wire to: Huntington National Bank NA ABA
      #044000024 Huntington Fund Account #01892228947 Shareholder Name Shareholder Account Number
   o (The Trust will treat your order as having been received immediately upon receipt by its transfer agent) OR
   o  By check or Federal funds wire, through your Huntington
      Investment Representative, which is processed by National
      Financial Services LLC according to its policies and procedures
   o  Through the SIP
   o (Once you become a participant in the SIP, your investments will be made automatically at your requested intervals)

Other methods of acceptable payment are discussed in the Statement of Additional Information.

Systematic Investment Program (SIP)

You may invest on a regular basis in Investment A Shares or Investment B Shares of one or more Funds through SIP. To participate, you must open an account with the Trust by calling (800) 253-0412, The Huntington Investment Company, or your Personal Banker, request and complete an application, and invest at least $50 at periodic intervals. Minimum investment requirements may be different for Huntington Investment Company accounts.

Once you have signed up for the SIP, the Trust will automatically withdraw money from your bank account and invest it, subject to any applicable sales charges, in Investment A Shares or Investment B Shares of the Fund or Funds you specify. Purchases of Investment A Shares through the SIP will be assessed the applicable sales charge. Your participation in the SIP may be canceled if you do not maintain sufficient funds in your bank account to pay for your investment.

                           Exchanging Shares
  Money Market Funds

On any business day when the Federal Reserve Bank, the NYSE, and the principal bond markets are open, you may exchange shares of any Fund for the same class of shares of any other Fund offering such shares and as discussed under "Pricing Shares."


  All Other Funds

On any business day when both the Federal Reserve Bank and the NYSE are open, you may exchange Shares of all other Funds for the same class of Shares of any other Huntington Fund offering such Shares.


  Additional Information

In order to exchange Shares of a Fund on a particular day, the Trust or its designated agent must receive your request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) that day.


The Trust may terminate or modify the exchange privilege at any time. In the case of termination or material changes other than the elimination of applicable sales charges, you will be given 60 days prior notice. However, the Fund's management or Advisor may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds.


An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a short or long-term capital gain or loss. In addition, if you exchange shares of a Fund that imposes a sales charge into another Fund that imposes such a charge, there may be special tax consequences.


The Statement of Additional Information contains more information about exchanges.


Exchanging Investment A Shares

For Investment A Shares, the Trust makes exchanges at NAV (determined after the order is considered received), plus any applicable sales charges.

Exchange
Out Of                 Exchange Into         Sales Charge
-------                -------------         ------------
Any Money Market Fund  Any Money Market Fund NO
Any Money Market Fund  Any Equity or Income  YES--See "Sales
                       Fund                  Charges"
Any  Equity  or  IncomeAny Money Market,     NO
Fund                   Equity
                       or Income Fund

Exchanging Investment B Shares

For Investment B Shares, the Trust makes exchanges at NAV (determined after the order is considered received) without assessing any CDSC at the time of exchange.


Once you make an exchange, the Trust carries over the holding period of your exchanged Investment B Shares to your new Investment B Shares for purposes of calculating any CDSC upon redemption.


How to Exchange Shares

 1.   Satisfy the minimum account balance requirements

    oYou must maintain the required minimum account balance in the Fund out of which you are exchanging shares.

 2. Call (You must have completed the appropriate section on your account application)

    oHuntington Funds at (800) 253-0412
    oThe Huntington Investment Company at (800) 322-4600 oYour Huntington Personal Banker OR

  Write

    oHuntington Funds P.O.
     Box 6110 Indianapolis,
     IN 46206-6110

 3.   Provide the required information

    oName of the Fund from which you wish to make the exchange
     (exchange OUT OF)
    oSpecify the Investment A Shares or Investment B Shares class oYour account number oThe name and address on your account (account registrations must be identical)
    oThe dollar amount or number of Shares to be exchanged oName of the Fund into which you wish to make the exchange
     (exchange INTO) -- (Make sure this Fund offers the applicable class of shares)
    oYour signature (for written requests)

(For corporations, executors, administrators, trustees and guardians, and in certain other special circumstances, telephone exchanges will not be available and you will need a New Technology Medallion Signature Guarantee in order to make an exchange)

                           Redeeming Shares
  Money Market Funds

You may redeem Shares of the Money Market Funds on any business day when the Federal Reserve Bank, the NYSE and the principal bond markets are open, and as discussed under "Pricing Shares" above.


  All Other Funds

You may redeem Shares of all other Funds on any business day when both the Federal Reserve Bank and the NYSE are open.

How to Redeem Investment A Shares or Investment B Shares

 1. Call (You must have completed the appropriate section on your account application)

    oHuntington Funds at (800) 253-0412;
    oThe Huntington Investment Company at (800) 322-4600; or oYour Huntington Personal Banker OR

  Write
    oHuntington
     Funds P.O.
     Box 6110
     Indianapolis, IN 46206-6110 OR

  Write a Check (Investment A Shares of the Money Market Funds Only)

    oIn an amount of at least $250 from your applicable Money Market
     Fund's account (You may not use a check to close an account.) See "Checkwriting" below for more information.

 2.   Provide the required information

    oThe name of the Fund from which you wish to redeem Shares oSpecify the Investment A Shares or Investment B Shares class oYour account number oThe name and address on your account oYour bank's wire transfer information (for wire transfers) oThe dollar amount or number of Shares you wish to redeem oYour signature (for written requests)

(If you request a redemption of over $50,000, request any redemption to be sent to an address other than the address on record with the Trust or request any redemption to be paid to a person or persons other than the shareholder(s) of record, you will need a New Technology Medallion Signature Guarantee in order to redeem)

Note: Proceeds from the redemption of Shares purchased by check, ACH, or SIP will be delayed until the purchase has cleared, which may take up to ten business days.


  Additional Information

In order to redeem Shares of the Income Funds or Equity Funds on a particular day, the Trust or its designated agent must receive your request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).


For shareholders who request redemptions prior to 1:00 p.m. (Eastern
Time) for the Money Market Fund and the U.S. Treasury Money Market Fund and prior to 10:30 a.m. (Eastern Time) for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund, usually the proceeds will be wired on the same day or a check will be mailed on the following business day. In addition, you will not receive dividends declared on the day of the redemption. For Money Market Fund shareholders who request redemptions after the cut-off times mentioned above and for shareholders of the Income Funds or Equity Funds, usually proceeds will be wired or a check will be mailed the following business day after NAV is next determined, in which case you will be entitled to receive dividends declared on the day of redemption. Redemption requests made through The Huntington Investment Company or a Huntington Personal Banker will be promptly submitted to the Trust. Proceeds are wired to an account previously designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder's address of record.


Systematic Withdrawal Program

You may choose to receive periodic payments from redemptions of Investment A Shares or Investment B Shares, subject to any applicable CDSCs, of one or more Funds you hold through the Systematic Withdrawal Program. To participate, you must have an account balance with the Trust of at least $10,000. Once you have signed up for the Systematic Withdrawal Program by calling the Trust, The Huntington Investment Company or your Personal Banker, the Trust will automatically redeem Shares from your account and electronically send the proceeds to the bank account you specify.


Generally, it is not advisable to continue to purchase Investment A Shares subject to a sales charge while redeeming Investment A Shares using this program.


Redemption of Accounts with Balances Under $1,000

Due to the high cost of maintaining accounts with low balances, if your account balance in any one Fund falls below $1,000, the Trust may choose to redeem those Shares, subject to any applicable CDSCs, and close that account without your consent. The Trust will not close any account which is held through a retirement plan or any account whose value falls below $1,000 as a result of changes in a Fund's NAV. If the Trust plans to close your account, it will notify you and provide you with 30 days to add to your account balance.


Other Information

To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of Shares of any of the Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the SEC. The Trust also reserves the right to postpone payment for more than seven days where payment for Shares to be redeemed has not yet cleared.


Frequent Trading Policies
Frequent or short-term trading into and out of a Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt a Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs, and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in a Fund's NAV in advance of the time as of which NAV is calculated or through an overall strategy to buy and sell Shares in response to incremental changes in a Fund's NAV.

The Funds' Trustees have approved policies and procedures intended to discourage excessive, frequent or short-term trading of the Funds' Shares. The Funds' fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See "Pricing Shares" The Funds also monitor trading in Shares in an effort to identify disruptive trading activity. The Funds monitor trades where there is a purchase and redemption or exchange of similar amount into and out of the Funds within a specified period, as well as purchases over a certain
amount.    The Funds may also monitor trades into and out of the Funds over longer periods. Whether or not the specific monitoring limits are exceeded, the Funds' management or Advisor may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Funds and other shareholders and may preclude the shareholder from making further purchases or exchanges of Shares. The Funds' management and Advisor may also take action to limit or suspend further trading by a financial intermediary if it is deemed to be engaged in excessive trading and/or does not cooperate satisfactorily with requests for details about trading activity. No matter how the Funds define their limits on frequent trading of Shares, other purchases and sales of Shares may have adverse effects on the management of a Fund's portfolio and its performance. Also, it is possible that frequent trading may occur in the Funds without being identified because certain investors may seek to hide their identity or trading activity, or there may be operational or technical limitations that limit the Funds' ability to monitor and restrict frequent trading.

The Funds' objective is that their restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Funds anticipate that limitations on their ability to identify trading activity to specific shareholders, including where Shares are held through financial intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases. For example, while the Funds will seek the cooperation of financial intermediaries to enforce the Funds' policies on frequent trading, certain intermediaries may be unwilling or unable to implement such policies. Therefore, the Funds may be unable to uniformly monitor and restrict trading activity through such intermediaries. Also, because certain of the Funds are sold to participant-directed employee benefit plans, and there may be regulatory constraints on the plans' ability to limit trading by the individual participants, the Funds may not be able to effectively monitor or restricting trading by these participants.

The Advisor will provide to the Funds' Trustees a quarterly report of all potential occurrences which were detected during the preceding quarter, and a description of any action taken with respect thereto.


Money Market Funds. Given the short-term nature of the Money Market Funds' investments and their use of the amortized cost method for calculating the NAV of Money Market Fund Shares, the Funds do not anticipate that, in the normal case, frequent or short-term trading into and out of the Money Market Funds will have significant adverse consequences for the Money Market Funds and their shareholders. For this reason and because the Money Market Funds are intended to be used as liquid short-term investments, the Funds' policies or procedures to discourage frequent or short-term trading do not apply to the Money Market Funds' Shares. However, the Money Market Funds may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing or exchanging Shares of the Money Market Funds and other non-Money Market Funds if the Funds' management or Advisor determines from the amount, frequency or pattern of purchases and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the non-Money Market Funds and their shareholders.

PORTFOLIO HOLDINGS INFORMATION

You can access summary portfolio composition information concerning each Fund's portfolio holdings in the "Fund Fact Sheets" option under the "Fund Shareholders" or "Prospective Investors" pages of the Huntington Funds website at www.huntingtonfunds.com or go directly to
www.huntingtonfunds.com/misc/factsheets.asp.   This information is
prepared as of the end of each quarter, is posted on the website approximately 30 days after the end of the quarter, and remains there until replaced by the information for the succeeding quarter. The summary portfolio composition information may include the following types of information, but is subject to change: identification of the Funds' top ten holdings, and percentage breakdowns of the portfolio holdings by sector, credit quality, and/or country, as applicable.

In addition, each Fund's Annual and Semi-Annual reports contain complete listings of the Funds' portfolio holdings as of the end of the Funds' second and fourth fiscal quarters. You may request copies at www.huntingtonfunds.com/quick/request.asp or by calling
1-800-253-0412. Each Fund also prepares a report on Form N-Q of its portfolio holdings as of the end of the Fund's first and third fiscal quarters. Each of these fiscal quarter reports contains complete listings of each Fund's portfolio holdings and is filed with the SEC within 60 days of the end of the reporting period at the SEC's website at www.sec.gov., or you may request a copy by calling The Huntington Funds at its toll-free number of 1-800-253-0412.



Telephone Transactions
If you authorized telephone transactions by completing the appropriate paperwork with the Fund and your investment professional, you are eligible to call to redeem or exchange Shares. Your telephone instructions may be recorded to verify that the Fund, its transfer agent and/or your investment professional follows reasonable procedures. Otherwise, they may be liable for losses due to unauthorized or fraudulent telephone instructions.


Checkwriting (Investment A Shares of the Money Market Funds Only)
You may request checks to redeem your Fund Shares. Please request and complete an application for checkwriting. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

                            Management of the Trust
The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund's business. The Advisor, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43287, serves as investment advisor to the Funds pursuant to investment advisory agreements with the Trust.

Investment Advisor
Subject to the supervision of the Trustees, Advisor provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

The Advisor, a separate, wholly owned subsidiary of The Huntington National Bank, is the investment advisor to the Huntington Funds. As of December 31, 2004, the Advisor had assets under management of $9.2 billion. The Advisor (and its predecessor) has served as investment advisor to the Funds since 1987.

The Huntington National Bank is an indirect, wholly-owned subsidiary of HBI, a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287. As of December 31, 2004, The Huntington National Bank had assets of $33 billion.

Subject to the supervision of the Advisor, the assets of the Macro 100 Fund are managed on a daily basis by the Sub-Advisor, Laffer Investments, Inc. (Laffer Investments), a portfolio management company. The Sub-Advisor is paid by the Advisor and not by the Fund. The address for Laffer Investments is 2908 Poston Avenue, Nashville TN 37203. Laffer Investments has no prior experience managing mutual funds, however, it has been managing client assets since 2000. Laffer Investments leverages the research capabilities of its research partner, Laffer Associates, which has a 24-year track record of developing, testing and refining successful investment methodologies, research and models exclusively for the asset management industry. As of December 31, 2004 Laffer Investments managed more than $339 million in assets for corporate ERISA, corporate, foundation and endowment clients.

More About the Huntington Funds

The Advisor has designated the following as Portfolio Managers.
Included is their business experience for the last five years.

B. Randolph Bateman serves as Co-Portfolio Manager of the Dividend Capture Fund, Portfolio Manager of the Situs Small Cap Fund and President and Chief Investment Officer of the Advisor. Mr. Bateman joined The Huntington National Bank in 2000 as Chief Investment Officer. Mr. Bateman served as Chief Investment Officer of Star Bank from 1988 through 2000. Mr. Bateman is a Chartered Financial Analyst. He received his Bachelor's Degree from North Carolina State University.

Christopher G. Cwiklinski serves as Co-Portfolio Manager of the Income Equity Fund and Vice President and Senior Portfolio Manager of the Advisor. Mr. Cwiklinski joined The Huntington National Bank in 2001 as a Vice President. In 2001, Mr. Cwiklinski served as a consultant for Segal Advisors and from 1997 to 2001 he served as Vice President of National City Bank. Mr. Cwiklinski is a Chartered Financial Analyst. He received his Bachelor's degree in Business Administration from Bowling Green State University.

William G. Doughty serves as the Portfolio Manager of the Mortgage Securities Fund, Intermediate Government Income Fund, Short/Intermediate Fixed Income Securities Fund and Vice President of the Advisor. Mr. Doughty joined The Huntington National Bank in 1961 and has served as Vice President for the past five years. He received his M.B.A. from The University of Dayton.

James J. Gibboney, Jr. serves as the Portfolio Manager of the Growth Fund and Senior Vice President of the Advisor. Mr. Gibboney joined The Huntington National Bank in 1989 and became Senior Vice President in 2003. Mr. Gibboney served as Vice President of The Huntington National Bank from 1989 through 2003. Mr. Gibboney is a Chartered Financial Analyst. He received his M.B.A. from Xavier University.

Craig J. Hardy serves as Co-Portfolio Manager of the Income Equity Fund and Vice President and Senior Portfolio Manager of the Advisor. Mr. Hardy joined The Huntington National Bank in 1998 as a Vice President and is a member of its Investment Policy Committee. Mr. Hardy is a Chartered Financial Analyst. He received his Bachelor's degree in Economics from Princeton University and received his M.B.A. from Case Western Reserve University.

Paul Koscik serves as the Portfolio Manager of the Rotating Markets Fund and Vice President of the Advisor. Mr. Koscik joined The
Huntington National Bank in 1984 and serves as Vice President. He received his Bachelor's Degree and J.D. from the University of Akron.

An Investment Committee is responsible for the daily portfolio management of the Macro 100 Fund. The Investment Committee is headed by Arthur B. Laffer, Ph.D. Dr. Laffer is the Chairman and Chief Investment Officer of Laffer Investments. Dr. Laffer was the architect of supply-side economics and was a primary economic advisor under the Reagan Administration in the U.S. and the Thatcher Administration in the U.K. Dr. Laffer received his Bachelor's Degree from Yale University and his M.B.A. and Ph.D in economics from Stanford University.

Madelynn M. Matlock serves as the Portfolio Manager of the International Equity Fund and Vice President of the Advisor. Ms. Matlock joined The Hungtington National Bank in 2001 and serves as Vice President and Director of International Investments. She served as Director of Research and Director of International Investment for Bartlett & Co. from 1981 through 2001. Ms. Matlock is a Chartered Financial Analyst and received her Bachelor's Degree and M.B.A. in Finance from the University of Cincinnati.

Kirk Mentzer serves as Co-Portfolio Manager of the Dividend Capture Fund, Portfolio Manager of the Fixed Income Securities Fund and Senior Vice President of the Advisor. Mr. Mentzer joined The Huntington National Bank in 2000 and serves as Senior Vice President and Director of Fixed Income Research. He served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000. Mr. Mentzer received his M.B.A. from Xavier University.

Christopher M. Rowane serves as the Portfolio Manager of the Mid Corp America Fund and is Senior Vice President of the Advisor. Mr. Rowane joined The Huntington National Bank in 2000 and is a Senior Vice President. Mr. Rowane served as Director of Portfolio Management for Firstar from 1993 through 2000. Mr. Rowane is a Chartered Financial Analyst. He received his Bachelor's Degree and M.B.A. from Gannon University.

Dr. Bernard Shinkel serves as the Portfolio Manager of the New Economy Fund and Vice President of the Advisor. Dr. Shinkel joined The Huntington National Bank in 1997 and is Vice President. He received his Master's in Taxation from Walsh College of Accountancy and Business. Dr. Shinkel received his Master's and Ph.D. in Management from Purdue University.

Kathy Stylarek serves as the Portfolio Manager of the Ohio Tax-Free Fund and Michigan Tax-Free Fund and is Vice President of the Advisor. Ms. Stylarek joined the Advisor in 2001 and is a Vice President of The Huntington National Bank. Ms. Stylarek served as Senior Trader at SunTrust Bank from 1997 through 2001. She received her Bachelor's Degree from the University of South Florida.

Fees Paid to Advisor and Affiliates

The Huntington National Bank is also responsible for providing administration, accounting and custodian services to the Trust. The Huntington National Bank is entitled to receive a maximum fee of .135% of the Funds' average daily net assets for administrative services, a maximum fee of .0425% of the Funds' average daily net assets for financial administration and portfolio accounting services (subject to a minimum annual fee of $9,000 for new share classes added on or after December 1, 2001), and a maximum fee of .026% of each Fund's average daily assets for custody services. Investment A Shares are also subject to either an administrative services fee of 0.25% of the average daily net assets to be paid to The Huntington National Bank or a shareholder services fee not to exceed 0.25% of the daily net assets to be paid to the Distributor. Investment B Shares are subject to a shareholder services fee not to exceed 0.25% of the daily net assets. The Advisor and its affiliates may pay out of their own reasonable resources and profits fees or other expenses for shareholder and/or recordkeeping services and/or marketing support.

The Trust pays the Advisor management fees as a percentage of average daily net assets as follows:

Florida Tax-Free Money Fund, Money Market Fund and Ohio Municipal Money Market Fund:

Tiered                                         Annual Rate
Up to $500 million                                0.30%
On the next $500 million                          0.25%
On $1 billion and more                            0.20%
All other Funds:
U.S. Treasury Money Market Fund                   0.20%
Dividend Capture Fund                             0.75%
Growth Fund                                       0.60%
Income Equity Fund                                0.60%
International Equity Fund                         1.00%
Macro 100 Fund*                                   0.75%
Mid Corp America Fund                             0.75%
New Economy Fund                                  0.85%
Rotating Markets Fund                             0.50%
Situs Small Cap Fund                              0.75%
Fixed Income Securities Fund                      0.50%
Intermediate Government Income Fund               0.50%
Michigan Tax-Free Fund                            0.50%
Mortgage Securities Fund                          0.50%
Ohio Tax-Free Fund                                0.50%
Short/Intermediate Fixed Income Securities Fund   0.50%

* Pursuant to its Sub-Advisory agreement with the Advisor, Laffer Investments receives an annual fee equal to 0.50% of the Macro 100 Fund's average daily net assets. This fee is paid by the Advisor and not the Macro 100 Fund.

                              Dividends and Distributions
The Money Market Funds and all of the Income Funds, except the Mortgage Securities Fund, declare dividends on investment income daily and pay them monthly. The Mortgage Securities Fund declares and pays dividends monthly.


Each of the other Funds offered by this Prospectus declares and pays dividends on investment income, if any, according to the following schedule:

Dividend Capture Fund                                 Monthly
Growth Fund                                           Quarterly
Income Equity Fund                                    Monthly
International Equity Fund                             Annually
Macro 100 Fund                                        Annually
Mid Corp America Fund                                 Annually
New Economy Fund                                      Annually
Rotating Markets Fund                                 Annually
Situs Small Cap Fund                                  Annually
The Funds also make distributions of net capital gains, if any, at least annually.

If you purchase Shares by check, ACH or SIP, you will begin earning dividends on the next business day after your order has been received by the Trust.


Distribution Options

All dividends and distributions payable to a holder of Shares will be automatically reinvested in additional Shares of the same class of the Fund, unless the shareholder makes an alternative election.
Shareholders may choose to receive all distributions in cash or to reinvest capital gains distributions, but receive all other distributions in cash.


                                                Tax Consequences
There are many important tax consequences associated with investment in the Funds offered by this Prospectus. The following is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.


Federal Income Taxes

  Taxation of Shareholder Transactions

An exchange of a Fund's Shares for shares of another Fund will be treated as a sale of the Fund's Shares and, as with all sales, exchanges or redemptions of Fund Shares, any gain on the transaction will be subject to federal income tax.


  Taxation of Distributions

Each of the Funds offered by this Prospectus intends to distribute substantially all of its net investment income (including net realized capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the Shares. Additionally, distributions of investment income designated by the Fund as derived from "qualified investment income" will be taxed at the rate applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. Long-term capital gains rates applicable to individuals have been reduced to 15%, with lower rates applicable to taxpayers in the 10% and 15% rates, through December 31, 2008. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).


  Exempt-Interest Dividends

If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes but may be subject to state and local taxes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.


  Avoid Withholding Tax

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and proceeds of sales, exchanges, or redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) or otherwise fails to meet certain requirements imposed by the IRS. Shareholders are urged to read the additional information concerning withholding provided in the Statement of Additional Information.


  State Income Taxes
In addition to the exemption from federal income taxes, the income dividends distributed by the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are generally intended to be exempt from Ohio personal income taxes. Similarly, the income dividends distributed by the Michigan Tax-Free Fund are generally intended to be exempt from Michigan city and state personal income taxes and the Michigan single business tax. For any portion of these Funds not invested in tax-exempt securities, distributions of income dividends may be subject to state taxation.


With respect to the Florida Tax-Free Money Fund, the State of Florida does not currently impose an income tax on individuals, but does impose such a tax on corporations. Consequently, the income dividends distributed by the Florida Tax-Free Money Fund will not be subject to Florida taxation for individuals, but may be taxable to corporate shareholders (including limited liability company shareholders that are taxed as corporations for federal income tax purposes).


The Florida Tax-Free Money Fund is also intended to exempt its shareholders from Florida's intangible personal property tax. If on the last business day of any year, the Florida Tax-Free Money Fund consists solely of notes, bonds and other obligations issued by the State of Florida or its municipalities, counties and other taxing districts, or by the U.S. government, its agencies and certain U.S. territories and possessions (such as Guam, Puerto Rico and the Virgin Islands) the Fund's Shares will be exempt from the Florida intangible tax payable in the following year.


In order to take advantage of the exemption from the intangible tax in any year, the Florida Tax-Free Money Fund may need to sell non-exempt assets held in its portfolio during the year and reinvest the proceeds in exempt assets on or before the last business day of the calendar year. Transaction costs involved in restructuring a Fund in this manner would likely reduce investment return and might exceed any increased investment return the Fund achieved by investing in non-exempt assets during the year.


                                        Financial Information
Financial Highlights - to be filed by amendment

The financial highlights tables that follow are intended to help you understand each Fund's financial performance for the periods ended December 31. Certain information reflects financial results for a single Fund unit. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).This information has been derived from the Funds' financial statements, which have been audited by ________, independent auditors, whose report along with the Funds' financial statements, is included in the Funds' Annual Report, which is available upon request.

                                         Additional Investment Strategies
Fundamental Investment Policies


The following are fundamental policies of the indicated Fund:


Florida Tax-Free Money Fund
   o under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax.

Ohio Municipal Money Market Fund
   o under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

Growth Fund
o at least 65% of total assets will be invested in equity securities.

Michigan Tax-Free Fund
   o under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Michigan state income tax.

Ohio Tax-Free Fund
   o under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Ohio state income tax.
   o no investment in securities which generate income treated as a preference item for federal alternative minimum tax purposes.

Short/Intermediate Fixed Income Securities Fund
o at least 65% of total assets in fixed income securities.

Additional Investment Information

Rotating Markets Fund. Both in current market conditions and, more importantly, over longer time periods, the Advisor believes that rotating investments among equity market segments, each of which may be representative of one or more indices, holds the most promise of maximizing performance for Fund shareholders. The Advisor believes that a focus on investing in stocks representative of one of four equity market segments (i.e., small-cap, mid-cap, large-cap and international) will offer the greatest potential for capital appreciation. At any given time, the Fund will be invested (with the exception of cash and short-term securities) in one of the four equity market segments as selected by the Advisor from time to time. While there is no present intention to do so, it is possible that, in the future, the Advisor will seek to add other market segments for possible investments, subject to modification of the Prospectus to reflect such a change. In addition, the Advisor will retain the flexibility to invest in growth and/or value stocks based on its expectation of what will provide the greatest potential for capital appreciation at any given time. The Advisor does not intend to concentrate in any particular industry or sector. As a result, the Advisor retains a broad mandate and discretion to invest in those stocks in a market segment that it believes are best positioned at any time to provide shareholders with capital appreciation. There is no guarantee that the Advisor will be able to predict the equity market segment that offers the greatest return or the timing of rotations among equity market segments. To the extent the Fund invests in index-based securities an investor will bear not only a proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the issuer of the index-based security. In addition, an investor will bear his proportionate share of expenses, if any, related to the distribution of the Fund's Shares, and he/she may also indirectly bear transaction fees paid by the Fund incurred in the purchase of index-based securities. Finally, an investor should recognize that, as a result of the Fund's ability to invest in index-based securities, he/she may receive taxable capital gains distributions to a greater extent than would be the case if he/she invested directly in the securities comprising the index.

                                        Investment Practices
The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and pre-payment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about these and other securities in which the Funds may invest.

Fund Name                                      Fund Code
---------                                      ---------
Florida Tax-Free Money Fund                        1
Money Market Fund                                  2
Ohio Municipal Money Market Fund                   3
U.S. Treasury Money Market Fund                    4
Dividend Capture Fund                              5
Growth Fund                                        6
Income Equity Fund                                 7
International Equity Fund                          8
Macro 100 Fund                                     9
Mid Corp America Fund                             10
New Economy Fund                                  11
Rotating Markets Fund                             12
Situs Small Cap Fund                              13
Fixed Income Securities Fund                      14
Intermediate Government Income Fund               15
Michigan Tax-Free Fund                            16
Mortgage Securities Fund                          17
Ohio Tax-Free Fund                                18
Short/Intermediate Fixed Income Securities Fund   19


Instrument                                        Fund Code   Risk Type
----------                                        ---------   ---------
American Depository Receipts (ADRs): ADRs are        5-13       Market
foreign Shares
of a company held by a U.S. bank that issues a                Political
receipt evidencing
ownership. ADRs pay dividends in U.S. dollars.                 Foreign
Generally, ADRs                                               Investment
designed for trading in the U.S. securities                    Currency
markets.
                                                              Custodial
                                                                 and
                                                               Related
                                                              Investment
                                                                Costs
Asset-Backed Securities: Securities backed by    1-4,11,13,17Pre-payment
company
receivables, home equity loans, truck and auto                Extension
loans, leases,
credit card receivables and other securities                    Market
backed by other
types of receivables or assets.                                 Credit
                                                              Regulator
Bankers' Acceptances: Bills of exchange or time    1-3,5-19     Credit
drafts drawn on
and accepted by a commercial bank. They                       Liquidity
generally have maturities
of six months or less.                                          Market
Bonds: Bonds or fixed income securities pay       1-15,17,19    Market
interest, dividends or
distributions at a specified rate. The rate may                 Credit
be a fixed percentage
of the principal or adjusted periodically. In                 Liquidity
addition, the issuer of a
bond or a fixed income security must repay the               Pre-payment
principal amount of
the security, normally within a specified time.               Extension
Bonds or fixed income
securities provide more regular income than
equity securities.
However, the returns on bonds or fixed income
securities are
limited and normally do not increase with the
issuer's earnings.
This limits the potential appreciation of bonds
or fixed income securities
as a compared to equity securities.
Call and Put Options: A call option gives the        5-13     Management
buyer the right to buy, and
obligates the seller of the option to sell, a                 Liquidity
security at a specified price. A
put option gives the buyer the right to sell,                   Credit
and obligates the seller of the
option to buy, a security at a specified price. The Funds       Market
will sell only covered
call and secured put options, and may buy bonds'               Leverage
existing option contracts
known as "closing transactions."
Certificates of Deposit: Negotiable instruments     1-3,5-19    Market
with a stated maturity.
                                                                Credit
                                                              Liquidity
Commercial Paper: Secured and unsecured short-term  1-3,5-19    Credit
promissory notes
issued by corporations and other entities. Their              Liquidity
maturities generally vary
from a few days to nine months.                                 Market
Common Stock: Shares of ownership of a company.     5-13,17     Market
Convertible Securities: Bonds or preferred stock   5-14,17,19   Market
that convert to
common stock.                                                   Credit
Instrument                                       Fund       Risk Type
----------                                       -----      ---------
                                                   Code
Demand Notes: Securities that are subject to     1-3,5-19    Credit
puts and
standby commitments to purchase the securities               Market
at a fixed
price (usually with accrued interest) within a              Liquidity
fixed
period of time following demand by a Fund.                 Management
Derivatives: Instruments whose value is derived    5-19    Management
from an
underlying contract, index or security, or any               Market
combination
thereof, including futures, options (e.g., put               Credit
and calls),
options on futures, swap agreements, and some               Liquidity
mortgage-backed securities.                                 Leverage
European Depositary Receipts (EDRs): EDRs, which 8,9,11-13   Market
are
sometimes referred to as Continental Depositary             Political
Receipts, are
securities, typically issued by a non-U.S.                   Foreign
financial institution,                                     Investment
that evidence ownership interests in a security             Currency
or a pool of
securities issued by either a U.S. or foreign             Custodial and
issuer. Generally,                                           Related
EDRs are designed for trading in European                  Investment
securities markets.                                           Costs
Foreign Securities: Stocks issued by foreign     5-13,14,19  Market
companies
including ADRs, EDRs and Global Depository                  Political
Receipts (GDRs),
as well as commercial paper of foreign issuers               Foreign
and                                                        Investment
obligations of foreign governments, companies,              Liquidity
banks,
overseas branches of U.S. banks or supranational            Currency
entities.
                                                          Custodial and
                                                             Related
                                                           Investment
                                                              Costs
Forward Foreign Currency Contracts: An           5-13,14,19Management
obligation to
purchase or sell a specific amount of a currency            Liquidity
at a
fixed future date and price set by the parties               Credit
involved
at the time the contract is negotiated.                      Market
                                                            Political
                                                            Leverage
                                                             Foreign
                                                           Investment
                                                            Currency
                                                          Custodial and
                                                             Related
                                                           Investment
                                                              Costs
Foreign Exchange Contracts: Spot currency trades 8,12,13   Management
whereby
one currency is exchanged for another. The Fund             Liquidity
may also
enter into derivative contracts in which a                   Credit
foreign currency
is an underlying contract.                                   Market
                                                            Political
                                                            Leverage
                                                             Foreign
                                                           Investment
                                                            Currency
                                                          Custodial and
                                                             Related
                                                           Investment
                                                              Costs

Instrument                                       Fund       Risk Type
                                                   Code
Futures and Related Options: A contract            5-19    Management
providing for the
future sale and purchase of a specific amount of             Market
a specific
security, class of securities, or index at a                 Credit
specified time
in the future and at a specified price. The                 Liquidity
aggregate value
of options on securities (long puts and calls)              Leverage
will not
exceed 10% of a Fund's net assets at the time it
purchases
the options. Each Fund will limit obligations
under futures,
options on futures, and options on securities to
no more
than 25% of the Fund's assets.
Global Depositary Receipts (GDRs): GDRs are      8,9,11-13   Market
securities,
typically issued globally by a non-U.S.                     Political
financial institution,
that evidence ownership interests in a security              Foreign
or a pool                                                  Investment
of securities issued by either a U.S. or foreign            Currency
issuer.
Generally, GDRs are designed for trading in               Custodial and
non-U.S.                                                     Related
securities markets.                                        Investment
                                                              Costs
Illiquid Securities: Securities that ordinarily    1-19     Liquidity
cannot be sold
within seven business days at the value the Fund             Market
has estimated
for them. Each of the Money Market Fund, Ohio
Municipal
Money Market Fund, U.S. Treasury Money Market
Fund,
Growth Fund, Income Equity Fund, Fixed income
Securities
Fund, Michigan Tax-Free Fund, Mortgage
Securities Fund,
Ohio Tax-Free Fund and Short/Intermediate Fixed
Income Securities
Fund may invest up to 10% of its total assets in
illiquid securities.
Each of the Dividend Capture Fund, International
Equity Fund,
Macro 100 Fund, Mid Corp America Fund, New
Economy Fund,
Rotating Markets Fund, Situs Small Cap Fund and
Intermediate
Government Income Fund may invest up to 15% of
its assets in
illiquid securities. The Florida Tax-Free Money
Fund may invest up to
10% of its net assets in illiquid securities.
Index-Based Securities: Index-based securities     5-13      Market
such as
iShares Russell 2000 Index Fund, Standard &
Poor's Depository
Receipts ("SPDRs") and NASDAQ-100 Index Tracking
Stock
("NASDAQ 100s"), represent ownership in an investment portfolio of common stocks designed to track the price, performance and dividend yield of an index, such as the
Russell 2000 Index or the NASDAQ-100 Index.
Index-based
securities entitle a holder to receive
proportionate quarterly
cash distributions corresponding to the
dividends that accrue
to the index stocks in the underlying portfolio, less expenses.

Instrument                                       Fund Code  Risk Type
Investment Company Securities: Shares of           1-19       Market
registered investment companies. These may include Huntington Money Market Funds and other registered investment companies for which the Advisor or any of their affiliates serves as investment advisor, administrator or distributor. Except for the Rotating Markets
Fund, each of the Funds may invest up to 5% of its assets in the Shares of any one registered investment company. Such Funds may not, however, own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the Shares of other registered investment companies. However, each of the Funds may invest up to 25% of its assets in the
Interfund Shares of the Huntington Money Market
Fund, pursuant to an SEC exemptive order. The
Rotating Markets Fund may invest all of its assets in the Shares of any one investment company or investment companies. The Rotating
Markets Fund, however, may not own more than 3% of the securities of any one investment company.
If the Rotating Markets Fund owns more than 1% of the shares of an investment company, that portion that exceeds 1% may be considered illiquid and would be subject to the limitation on investing in illiquid securities. As a shareholder of an investment company, a Fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees a Fund pays its own Advisor.


















Investment Grade Securities: Securities rated      5-19       Market
BBB or higher
by Standard & Poor's; Baa or better by Moody's;               Credit
similarly
rated by other; NRSROs; or, if not rated,
determined to be of
comparably high quality by the Advisor.
Interests in Other Business Organizations:       5-6,8-11,13  Market
Entities such as
limited partnerships, limited liability                      Foreign
companies, business                                         Investment
trusts and companies organized outside the                   Currency
United States
may issue securities comparable to common or              Custodial and
preferred stock.
                                                             Related
                                                            Investment
                                                              Costs
Money Market Instruments: Investment-grade, U.S.   1-19       Market
dollar-denominated debt securities with                       Credit
remaining maturities
of one year or less. These may include
short-term U.S.
government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

Instrument                                      Fund       Risk Type
                                                  Code
Mortgage-Backed Securities: Bonds backed by       4-19    Pre-payment
real estate
loans and pools of loans. These include                      Market
collateralized mortgage
obligations (CMOs) and real estate mortgage                  Credit
investment
conduits (REMICs).                                         Regulatory
                                                           Extension
Mortgage Dollar Rolls: A transaction in which a    17     Pre-payment
Fund sells
securities for delivery in a current month and               Market
simultaneously
contracts with the same party to repurchase                Regulatory
similar but not
identical securities on a specified future date.           Extension
Municipal Securities: Securities issued by a    1-3,7,14-19  Market
state or
political subdivision to obtain funds for                    Credit
various public
purposes. Municipal securities include private             Political
activity bonds
and industrial development bonds, as well as                  Tax
general obligation
bonds, tax anticipation notes, bond                        Regulatory
anticipation notes,
revenue anticipation notes, project notes,
other short-term
tax-exempt obligations, municipal leases, and
obligations
of municipal housing authorities (single family
revenue bonds).
There are two general types of municipal bonds:
General-Obligation Bonds, which are secured by
the taxing
power of the issuer and Revenue Bonds, which
take many shapes
and forms but are generally backed by revenue
from a specific
project or tax. These include, but are not
limited to,
certificates of participation (COPs); utility
and sales tax
revenues; tax increment or tax allocations;
housing and special
tax, including assessment district and
community facilities
district (Mello-Roos) issues which are secured
by taxes on
specific real estate parcels; hospital revenue;
and industrial
development bonds that are secured by the
financial resources
of a private company.
Obligations of Supranational Agencies:          8,12,13      Credit
Securities issued by
supranational agencies that are chartered to                Foreign
promote economic                                           Investment
development and are supported by various                    Currency
governments and
government agencies.                                     Custodial and
                                                            Related
                                                        Investment Costs

Instrument                                       Fund       Risk Type
                                                   Code
Options on Currencies: A Fund may buy put          5-15    Management
options and sell
covered call options on foreign currencies                  Liquidity
(traded on U.S. and
foreign exchanges or over-the-counter markets).              Credit
A covered call
option means the Fund will own an equal amount               Market
of the underlying
foreign currency. Currency options help a Fund              Political
manage its
exposure to changes in the value of the U.S.                Leverage
dollar relative
to other currencies. If a Fund sells a put                   Foreign
option on a foreign                                        Investment
currency, it will establish a segregated account            Currency
with its
Custodian consisting of cash, U.S. government             Custodial and
securities                                                   Related
or other liquid high-grade bonds in an amount              Investment
equal to the                                                  Costs
amount the Fund would be required to pay if the
put is exercised.
Preferred Stocks: Equity securities that           5-14      Market
generally pay dividends at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation.
Preferred stock generally does not carry voting rights.


Real Estate Investment (REITs): Pooled           5-14,16-18 Liquidity
investment vehicles
which invest primarily in income producing real            Management
estate or
real estate loans or interest.                               Market
                                                           Regulatory
                                                               Tax
                                                           Pre-payment
                                                            Extension
Repurchase Agreements: The purchase of a           1-19      Market
security and the
simultaneous commitment to return the security              Leverage
to the seller
at an agreed upon price on an agreed upon date.
This is
treated as a loan by a Fund.
Reverse Repurchase Agreements: The sale of a       1-19      Market
security and
the simultaneous commitment to buy the security             Leverage
back at an
agreed upon price on an agreed upon date. This
is treated
as a borrowing by a Fund.
Restricted Securities: Securities not registered   1-19     Liquidity
under the
Securities Act of 1933, such as privately placed             Market
commercial
paper and Rule 144A securities.

Instrument                                         Fund      Risk Type
                                                     Code
Securities Lending: Each Fund, except the Rotating   1-19     Market
Markets Fund, Dividend Capture Fund, International
Equity Fund, Mid Corp America Fund, New Economy
Fund, Situs Small Cap Fund and Macro 100 Fund may lend up to 20% (5% in the case of Michigan
Tax-Free Fund) of its total assets. The Rotating
Markets Fund, Dividend Capture Fund, International
Equity Fund, Mid Corp America Fund, New Economy
Fund, Situs Small Cap Fund and Macro 100 Fund may each lend up to 331/3% of their total assets. Such loans must be collateralized by cash, U.S.
government obligations or other high-quality debt obligations and marked to market daily.
                                                             Liquidity
                                                             Leverage








Tax-Exempt Commercial Paper: Commercial paper      1-3,7,14-19Credit
issued by
governments and political sub-divisions.                     Liquidity
                                                              Market
                                                                Tax
Time Deposits: Non-negotiable receipts issued by a 1-3,5-19  Liquidity bank
in exchange for a deposit of money.                           Credit
                                                              Market
Treasury Receipts: Treasury receipts, Treasury     5-13,14    Market
investment growth receipts, and certificates of accrual of Treasury securities.

Unit Investment Trusts: A type of investment         5-13     Market
vehicle, registered with the SEC under the Investment Company Act of 1940, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities, or preferred stock.
Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal.








U.S. Government Agency Securities: Securities        1-19     Market
issued by agencies and instrumentalities of the U.S. government. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities backed by the full faith and credit of the U.S.
government include the Government National
Mortgage Association, Small Business
Administration, Farm Credit System Financial
Assistance Corporation, Farmer's Home
Administration, Federal Financing Bank, General
Services Administration, Department of Housing and
Urban Development, Export-Import Bank, Overseas
Private Investment Corporation, and Washington
Metropolitan Area Transit Authority Bonds.
                                                              Credit













Instrument                                         Fund     Risk Type
                                                    Code
GSE securities not backed by the full faith and credit of the U.S. government but that receive support through federal subsidies, loans or other benefits include the Federal Home Loan Bank
System, Federal Home Loan Mortgage Corporation,
Federal National Mortgage Association, Student
Loan Marketing Association, and
Tennessee Valley Authority in support of such obligations. Other GSE securities are not backed by the full faith and credit of the U.S.
government and have no explicit financial support, including the Farm Credit System, Financing
Corporation, and Resolution Funding Corporation.
Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.











U.S. Treasury Obligations: Bills, notes, bonds,     1-19     Market
separately
traded registered interest and principal
securities,
and coupons under bank entry safekeeping.
Variable and Floating Rate Instruments:             1-19     Credit
Obligations with
interest rates that are reset daily, weekly,                Liquidity
quarterly or on
some other schedule. Such instruments may be                 Market
payable to a
Fund on demand.
Warrants: Securities that give the holder the      5-14,17   Market
right to buy
a proportionate amount of common stock at a                  Credit
specified price.
Warrants are typically issued with preferred stock
and bonds.
When-Issued Securities and Forward Commitments: A   1-19     Market
purchase of,
or contract to purchase, securities at a fixed              Leverage
price for delivery
at a future date.                                           Liquidity
                                                             Credit
Yankee Bonds and Similar Debt Obligations: U.S.    5-15,19   Market
dollar
denominated bonds issued by foreign corporations             Credit
or governments.
Sovereign bonds are those issued by the government           Foreign
of a                                                       Investment
foreign country. Supranational bonds are those              Currency
issued by
supranational entities, such as the World Bank and        Custodial and
European                                                     Related
Investment Bank. Canadian bonds are those issued by        Investment
                                                              Costs
Canadian provinces.
Zero-coupon Securities: Zero-coupon securities are  1-19     Credit
debt obligations
which are generally issued at a discount and                 Market
payable in full at
maturity, and which do not provide for current             Zero Coupon
payments of interest
prior to maturity.                                          Liquidity
                                                           Pre-payment
                                                            Extension
Glossary of Investment Risks

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What are the main risks of investing in this Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

Active Trading Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Risk. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody's. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.


Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.


Currency Risks. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.


Extension Risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.


Foreign Custodial Services and Related Investment Costs. Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.


Foreign Investment Risk. Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.


Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.


Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.


Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Investment Style Risk. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.


Leverage Risk. Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Mid Cap Stock Risk. To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.


Prepayment Risk. Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.


For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available.

Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.


Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Real Estate/REIT Risk. The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. A Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.


Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.


Small-Company Stock Risk. To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.
Tax Risk. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

More information about the Funds is available free upon request, including the following:

Annual and Semi-Annual Reports

The Semi-Annual Report includes unaudited information about the performance of the Funds, portfolio holdings and other financial information. The Annual Report includes similar audited information as well as a letter from the Huntington Funds portfolio managers discussing recent market conditions, economic trends and investment strategies that significantly affected performance during the last fiscal year.

Statement of Additional Information

The Statement of Additional Information (SAI) provides more detailed information about the Funds and their policies. A current SAI is on file with the SEC and is incorporated by reference into (considered a legal part of) this Prospectus. The
SAI contains a description of the Funds' policies and procedures with respect to the disclosure of their portfolio securities.
These documents, as well as additional information about the Funds (including portfolio holdings, performance and distributions), are also available on The Huntington Funds' website at www.huntingtonfunds.com.


Huntington Asset Advisors, Inc., a wholly owned subsidiary of The
Huntington National Bank, is the Advisor to the Huntington Funds.
Laffer Investments, Inc. is the Sub-Advisor to the Huntington
Macro 100 Fund.

Edgewood Services, Inc. is the Distributor and is not affiliated with The Huntington National Bank.

To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries:

Call
(800) 253-0412
Write
Huntington Funds, P.O. Box 6110, Indianapolis, IN
46206-6110
Log on the Internet

The Huntington Funds' website is at
www.huntingtonfunds.com. The SEC's web-site, www.sec.gov, contains text-only versions of the Huntington Funds documents.
Contact the SEC

Call (202) 942-8090 about visiting the SEC's Public
Reference Room in Washington D.C. to review and copy information about the Funds.

Alternatively, you may send your request to the SEC by
e-mail at publicinfo@sec.gov or by mail with a duplicating
fee to the SEC's Public Reference Section, 450 Fifth
Street, NW, Washington, D.C. 20549-0102
The Huntington Funds' Investment Company Act registration
number is 811-5010.
Cusip 446327108   Cusip 446327652   Cusip
                                    446327827
Cusip 446327686   Cusip 446327637   Cusip
                                    446327421
Cusip 446327306   Cusip 446327629   Cusip
                                    446327793
Cusip 446327504   Cusip 446327561   Cusip
                                    446327447
Cusip 446327702   Cusip 446327553   Cusip
                                    446327777
Cusip 446327884   Cusip 446327595   Cusip
                                    446327694
Cusip 446327678   Cusip 446327587   Cusip
                                    446327736
Cusip 446327868   Cusip 446327488   Cusip
                                    446327454
Cusip 446327710   Cusip 446327470   Cusip
                                    446327413
Cusip 446327520   Cusip 446327843   Cusip
                                    446327330
Cusip 446327660   Cusip 446327439   Cusip
                                    446327322
Huntington Funds Shareholder Services: 1-800-253-0412,
The Huntington Investment Company, Member NASD/SIPC: 1-800-322-4600

 Not A Deposit o Not FDIC Insured o May Lose Value o No Bank Guarantee o Not Insured By Any Government Agency
Huntington Funds Shareholder Services:
1-800-253-0412

Huntington Investment Company, Member NASD/SIPC:
1-800-322-4600
27056 (4/05)





















                       INTERFUND SHARES PROSPECTUS
                      HUNTINGTON MONEY MARKET FUND

                               MAY 1, 2005

The Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.



Huntington Funds

                              Table of Contents

How to Read This Prospectus

 The Huntington Funds ("Trust") is a mutual fund family that offers different classes of shares in separate investment portfolios ("Funds"). The Funds have various investment goals and strategies. This Prospectus gives you important information about the Interfund Shares ("Shares") of the Huntington Money Market Fund ("Fund") that you should know before investing. The Fund also offers Trust, Investment A Shares, and Investment B Shares, which are offered in separate Prospectuses. The Interfund Shares are only sold to the other Funds in the Trust and are not made available to the general public for investment.
 Please read this Prospectus and keep it for future reference. The Prospectus is arranged into different sections so that you can easily review the important information you should know about investing in the Fund.

                              Introduction
-------------------------------------------------------------------------
                                  2
                              Fund Summary, Investment Strategy and
Risks
-------------------------------------------------------------------------
2     Money Market Fund
                              Shareholder Information
-------------------------------------------------------------------------
5     Distribution of the Funds
5     Pricing Shares
5     Purchasing Shares
6     Exchanging Shares
6     Redeeming Shares
                              More About The Huntington Funds
-------------------------------------------------------------------------
                                7  Management of the Trust
7     Dividends and Distributions
                                7  Tax Consequences
                                9       Investment Practices
13    Glossary of Investment Risks

          For more information about The Huntington Funds, please see the last page of this Prospectus

This Prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

Introduction


As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank. It is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that the Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own. The Fund's investment objective is fundamental and may be changed only by a vote of a majority of the Fund's outstanding shares. Unless otherwise noted, the Fund's investment strategies are not fundamental and may be changed by the Trust's Board of Trustees ("Trustees").

The portfolio manager invests the Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause the Fund to underperform other funds with similar objectives.



Fund Summary, Investment Strategy and Risks

                                                Money Market Fund
Fund Summary
Investment Goal
To seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments

Investment Focus
High-quality, short-term debt securities

Principal Investment Strategy
Maximize current income while preserving capital

Share Price Volatility
Low

Investment Strategy
The Fund's investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments.

Huntington Investment Advisors, Inc. ("Advisor") strives to maintain a $1.00 net asset value per share for the Fund by investing in commercial paper and other short-term money market instruments, which may include municipal securities that are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 25 and 60 days) and each individual security held and endeavors to diversify the portfolio across market sectors. The Advisor employs a top-down analysis of economic and market factors to select Fund investments. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

The Fund intends to invest in the securities of U.S. Government-sponsored entities ("GSEs"). Some GSE securities are backed by the full faith and credit of the United States government and some
GSE securities are not.   GSE securities not backed by the full faith
and credit of the U.S. Government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. Government, include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the United States government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile
Short-term or risk-averse investors seeking our typically highest-yielding money market fund

What are the main risks of investing in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

For more information about risks, please see the "Glossary of Investment Risks."

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


Performance Information
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

TO BE FILED BY AMENDMENT

Performance Bar Chart and Table

This bar chart shows changes in the performance of the Fund's Interfund Shares for each full calendar year that the Shares were in existence.



Best Quarter
Worst Quarter
This table shows the Fund's average annual total returns for Interfund Shares, periods ended December 31, 2004.


Average Annual Total Returns
(for the periods ended December 31, 2004)

TO BE FILED BY AMENDMENT


                                    1 Year     Since Class
                                               Inception*
----------------------------------------------------------------
----------------------------------------------------------------
Money Market Fund -- Interfund Shares
----------------------------------------------------------------
----------------------------------------------------------------
Returns before taxes                XX.X%         XX.X%
 *Since September 4, 2001.

Yield
The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call
1-800-253-0412.


Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold
Shares. The second table describes the expenses you would pay indirectly if you held Shares.

TO BE FILED BY AMENDMENT

Shareholder Fees for Interfund Shares*         None
(fees paid directly from your investment)
----------------------------------------------------------

Annual Fund Operating Expenses               Interfund
(expenses deducted from the Fund's assets)    Shares

Investment Advisory Fee                        XX.X%
----------------------------------------------------------
----------------------------------------------------------
Other Expenses                                 XX.X%
----------------------------------------------------------
----------------------------------------------------------
Total Annual Fund Operating Expenses           XX.X%
----------------------------------------------------------

 *Does not include any wire transfer fees, if applicable.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

TO BE FILED BY AMENDMENT

                1 Year3 Years5 Years10 Years
                ----------------------------
Interfund Shares$ XX  $ XXX  $ XXX  $ XXX


Shareholder Information


Before you invest, we encourage you to carefully read the Fund profile included in this Prospectus and consider whether the Fund is appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision.

Choosing a Share Class
The Fund offers different classes of shares, each of which has different expenses and other characteristics. One class of Fund shares--Interfund Shares--is offered in this prospectus. Three other classes of Fund shares--Trust, Investment A, and Investment B Shares--are offered in separate prospectuses and each has its own expense structure. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of Interfund Shares:

Interfund Shares
   o  No sales charges.
   o  No Distribution (Rule 12b-1) fees
   o  Available only for purchase by the other Funds of the Trust.

                              Distribution of the Funds
Edgewood Services, Inc., whose address is 5800 Corporate Drive,
Pittsburgh, PA 15237, serves as the Distributor of the Fund offered by this Prospectus. From time to time, the Distributor may pay out of its reasonable profits and other resources (including those of its affiliates) advertising, marketing and other expenses for the benefit of the Fund.

                              Pricing Shares
The Trust calculates the net asset value ("NAV") per Interfund Share for the Fund twice a day, as follows: at 1:00 p.m. Eastern Time and as of the close of regular trading on the NYSE (normally, 4:00 p.m.
Eastern Time), on each day that the NYSE is open.

The Fund attempts to stabilize the NAV per Interfund Share at $1.00 by valuing its portfolio securities using the amortized cost method. These valuation methods are more fully described in the SAI.

The Funds are open for business on any day the NYSE is open, except for Columbus Day and Veterans' Day. The Funds are closed on the following NYSE holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day.

In addition, the Fund reserves the right to open for business and allow the purchase, redemption, and exchange of Shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Fund reserves the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing.

                              Purchasing Shares
You may purchase Interfund Shares on any business day when the Federal Reserve Bank, the NYSE and the principal bond markets (as recommended by the Bond Market Association) are open, and as discussed above.


Your purchase order is priced at the next NAV calculated after your order is received by the Trust or its designated agent. If your order is received by the Fund or its designated agent before 1:00 p.m. (Eastern Time) and the Fund receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earning dividends that day. Investments in the Fund made by check, Automated Clearing House or Systematic Investment Program are considered received when the payment is converted to federal funds (normally the next business day).

Additional Information
The Fund reserves the right to suspend the sale of Interfund Shares temporarily and the right to refuse any order to purchase Interfund Shares.

If the Fund receives insufficient payment for a purchase, or the Fund does not receive payment within three (3) business days, or your check doesn't clear, it may cancel the purchase and you may be liable for any losses to the Fund.

How to Buy Interfund Shares
1.  Call

    oYour Huntington Account Administrator
    oThe Huntington Investment Company

2.  Make Payment

|X|   By Federal funds wire to:

   Huntington National Bank NA
   ABA #044000024
   Huntington Fund
   Account #01892228947
   Shareholder Name
   Shareholder Account Number

   (The Trust will treat your order as having been received immediately upon receipt by its transfer agent)

                              Exchanging Shares
Interfund Shares may not be exchanged for other shares of the Fund or any other funds.


                              Redeeming Shares
You may redeem Interfund Shares on any business day when the Federal Reserve Bank, the NYSE and the principal bond markets are open and on certain other trading days described above.

The price at which the Fund will redeem an Interfund Share will be its NAV next determined after the order is considered received.

For shareholders who request redemptions prior to 1:00 p.m. (Eastern
Time), usually the proceeds will be wired on the same day or a check will be mailed on the following business day. For shareholders who request redemptions after the cut-off time mentioned above, usually proceeds will be wired or a check will be mailed the following business day after NAV is next determined. Redemption requests made through The Huntington Investment Company or a Huntington Account Administrator will be promptly submitted to the Fund. Proceeds are wired to an account designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder's address of record.

To the extent permitted by federal securities laws, the Fund reserves the right to suspend the redemption of Interfund Shares temporarily under extraordinary market conditions such as market closures or suspension of trading by the SEC. The Fund also reserves the right to postpone payment for more than seven days where payment for Interfund Shares to be redeemed has not yet cleared.

The Fund may terminate or modify the methods of redemption at any time. In such case, you will be promptly notified.

How to Redeem Interfund Shares
1.Call (You must have completed the appropriate section on your account application)

    oThe Huntington Investment Company at (800) 322-4600; or oYour Huntington Account Administrator.

Frequent Trading Policies
Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that, in the normal case, frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as liquid short-term investments, the Funds' policies or procedures to discourage frequent or short-term trading do not apply to the Fund's Shares. However, the Fund may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing or exchanging shares of the Fund and other Huntington non-money market funds if the Fund's management or Advisor determines from the amount, frequency or pattern of purchases and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the Huntington non-money market funds and their shareholders.

Portfolio Holdings Information

You can access summary portfolio composition information concerning the Fund's portfolio holdings in the "Fund Fact Sheets" option under the "Fund Shareholders" or "Prospective Investors" pages of the Huntington Funds website at www.huntingtonfunds.com or go directly to
http://www.huntingtonfunds.com/misc/factsheets.asp.   This information
is prepared as of the end of each quarter, is posted on the website approximately 30 days after the end of the quarter, and remains there until replaced by the information for the succeeding quarter. The summary portfolio composition information may include the following types of information, but is subject to change: identification of the Fund's top ten holdings, and percentage breakdowns of the portfolio holdings by sector, credit quality, and/or country, as applicable.

In addition, the Fund's annual and semiannual reports contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. You may request copies at http://www.huntingtonfunds.com/quick/request.asp or by calling 1-800-253-0412. The Fund also prepares a report on Form N-Q of its portfolio holdings as of the end of the Fund's first and third fiscal quarters. Each of these fiscal quarter reports contains complete listings of the Fund's portfolio holdings and is filed with the SEC within 60 days of the end of the reporting period at the SEC's website at www.sec.gov., or you may request a copy by calling The Huntington Funds at its toll-free number of 1-800-253-0412.




More About the Huntington Funds

                              Management of the Trust
The Trustees of the Trust are responsible for generally overseeing the conduct of the Fund's business. The Advisor, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43287, serves as investment advisor to the Fund pursuant to an investment advisory agreement.

Investment Advisor
Subject to the supervision of the Trustees, the Advisor provides a continuous investment program for the Fund, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Fund.

The Advisor, a separate, wholly owned subsidiary of The Huntington National Bank, is the investment advisor to The Huntington Funds. As of December 31, 2004, the Advisor had assets under management of $X.XX billion. The Advisor (and its predecessor) has served as investment advisor to the Trust since 1987.

The Huntington National Bank is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated ("HBI"), a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287. As of December 31, 2004, The
Huntington National Bank had assets of $XX billion.

The Huntington National Bank is also responsible for providing administration, accounting and custodian services to the Trust. The Huntington National Bank is entitled to receive a maximum fee of .135% of the Trust's average daily net assets for administrative services, a maximum fee of .0425% of the Trust's average daily net assets for financial administration and portfolio accounting services (subject to a minimum annual fee of $9,000 for new share classes added on or after December 1, 2001), and a maximum fee of .026% of the Fund's average daily assets for custody services. The Advisor and its affiliates may pay out of their own reasonable resources and profits fees or other expenses for shareholder and/or recordkeeping services and/or marketing support.

The Fund pays the Advisor management fees as a percentage of average daily net assets as follows:

Tiered                  Annual Rate
Up to $500 million         0.30%
$500 million - $1          0.25%
billion
More than $1 billion       0.20%

                              Dividends and Distributions
The Fund declares dividends on investment income daily and pays them monthly. The Fund also makes distributions of net capital gains, if any, at least annually.

Distribution Options
All dividends and distributions payable to a holder of Interfund Shares will be automatically reinvested in additional Interfund Shares, unless the shareholder makes an alternative election to receive some or all distributions in cash. Shareholders may choose to reinvest any capital gains distributions, but receive all other distributions in cash.



                              Tax Consequences
There are many important tax consequences associated with investment in the Fund. The following is a brief summary of some of them.
Shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.


Federal Income Taxes

Taxation of Distributions
The Fund offered by this prospectus intends to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the Shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid).

Avoid Withholding Tax

The Fund is required to withhold a portion of taxable dividends, capital gains distributions and proceeds of sales, exchanges, or redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social
Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax
Identification Number.

Financial Highlights
The financial highlights table that follows is intended to help you understand the Fund's financial performance for the period ended December 31. Certain information reflects financial results for a single Fund unit. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).This information has been derived from the Fund's financial statements, which have been audited by_____________, independent auditors, whose report along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.


                              Financial Highlights

Money Market Fund
TO BE FILED BY AMENDMENT
                                                  Money Market Fund
                                          ----------------------------------
                                          ----------------------------------
                                                  Interfund Shares
                                          ----------------------------------
                                          ----------------------------------
                                                     Year Ended
                                                    December 31,
                                          ----------------------------------
                                          ----------------------------------

(For a share outstanding throughout the     2004     2003    2002  2001(1)
                                            ----     ----    ----  -------
period)
Net Asset Value, Beginning of                       $ 1.00  $1.00  $ 1.00
                                                    ------  -----  ------
Period..................................................
Net investment income/(operating                     0.01    0.01   0.01
loss)..................................................
Distributions to shareholders from net              (0.01)  (0.01) (0.01)
                                                    ------  ------ ------
investment income............................
Net Asset Value, End of                              $1.00  $ 1.00 $ 1.00
                                                     =====  ====== ======
Period...............................................
Total Return(2)......................................0.57%  1.21% 0.77%(3)
Expenses.............................................0.58%  0.56% 0.51%(4)
Net investment income                                0.56%  1.18% 1.88%(4)
Net assets, end of period (000 omitted)             $26,196 $26,711 $ 20,591
-------------------------------------------
(1) Reflects operations for the period from September 4, 2001 (date of initial public investment) to December 31, 2001.
(2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(3) Not annualized.
 (4) Computed on an annualized basis.

                              Investment Practices
The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table describes the principal securities and techniques the Fund uses, as well as the main risks they pose. Following the table is a more complete discussion of each risk. You may also consult the SAI for more details about these and other securities in which the Fund may invest.

Instrument                                                      Risk Type
----------                                                      ---------
Asset-Backed Securities: Securities backed by company           Pre-payment
receivables, home equity loans, truck and auto loans,           Extension
leases,  credit card receivables and other securities backed    Market
by other                                                        Credit
types of receivables or assets.                                 Regulatory
Bankers' Acceptances: Bills of exchange or time drafts drawn on Credit
and accepted by a commercial bank. They generally have          Liquidity
maturities of six months or less.                               Market

Bonds: Bonds or fixed income securities pay interest,           Market
dividends or  distributions at a specified rate. The rate       Credit
may be a fixed percentage of the principal or adjusted          Liquidity
periodically. In addition, the issuer of a bond or a fixed      Pre-payment
income security must repay the principal amount of the          Extension
security, normally within a specified time. Bonds or fixed
income securities provide more regular income than equity
securities. However, the returns on bonds or fixed income
securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of bonds or fixed income securities as a compared to equity
securities.
Certificates of Deposit: Negotiable instruments with a stated   Market
maturity.                                                       Credit
                                                                Liquidity



Commercial Paper: Secured and unsecured short-term promissory   Credit
notes issued by corporations and other entities. Their          Liquidity
maturities generally vary from a few days to nine months.       Market
Demand Notes: Securities that are subject to puts and           Credit
standby commitments to purchase the securities at a fixed       Market
price (usually with accrued interest) within a fixed period     Liquidity
of time following demand by the Fund.                           Management
Illiquid Securities: Securities that ordinarily cannot be       Liquidity
sold within seven business days at the value the Fund has       Market
estimated for them. The Fund may invest up to 10% of its
total assets in illiquid securities.
Investment Company Securities: Shares of registered             Market
investment companies. The Fund may invest up to 5% of its
assets in the shares of any one registered investment
company. The Fund may not, however, own more than 3% of the
securities of any one registered investment company or
invest more than 10% of its assets in the shares of other
registered investment companies. As a shareholder of an
investment company, the Fund will indirectly bear investment management fees of that investment company, which are in
addition to the management fees the fund pays its own
advisor.
Money Market Instruments: Investment-grade, U.S.                Market
dollar-denominated debt securities with remaining               Credit
maturities of one year or less. These may include
short-term U.S. government obligations, commercial paper
and other short-term corporate obligations, repurchase
agreements collateralized with U.S. government securities,
certificates of deposit, bankers' acceptances, and other
financial institution obligations. These securities may
carry fixed or variable interest rates.
Municipal Securities: Securities issued by a state or           Market
political subdivision to obtain funds for various public        Credit
purposes. Municipal securities include private activity         Political
bonds and industrial development bonds, as well as general      Tax
obligation bonds, tax anticipation notes, bond anticipation     Regulatory
notes, revenue anticipation notes, project notes, other
short-term tax-exempt obligations, municipal leases, and
obligations of municipal housing authorities (single family
revenue bonds). There are two general types of municipal
bonds: General-Obligation Bonds, which are secured by the
taxing power of the issuer and Revenue Bonds, which take
many shapes and forms but are generally backed by revenue
from a specific project or tax. These include, but are not
limited to, certificates of participation ("COPs"); utility
and sales tax revenues; tax increment or tax allocations;
housing and special tax, including assessment district and
community facilities district ("Mello-Roos") issues which
are secured by taxes on specific real estate parcels;
hospital revenue; and industrial development bonds that are
secured by the financial resources of a private company.
Repurchase Agreements: The purchase of a security and the       Market
simultaneous commitment to return the security to the           Leverage
seller at an agreed upon price on an agreed upon date. This
is treated as a loan by the Fund.
Reverse Repurchase Agreements: The sale of a security and       Market
the simultaneous commitment to buy the security back at an      Leverage
agreed upon price on an agreed upon date. This is treated as a borrowing by the Fund.

Instrument                                                      Risk Type
Restricted Securities: Securities not registered under the      Liquidity
Securities Act of 1933, such as privately placed commercial     Market
paper and Rule 144A securities.
Tax-Exempt Commercial Paper: Commercial paper issued by         Credit
governments and political sub-divisions.                        Liquidity
                                                                Market
                                                                Tax
Time Deposits: Non-negotiable receipts issued by a bank in      Liquidity
exchange for a deposit of money.                                Credit
                                                                Market
U.S. Government Agency Securities: Securities issued by         Market
agencies and instrumentalities of the U.S. government.          Credit
Agency securities are issued or guaranteed by a federal         Pre-payment
agency or other government sponsored entity ("GSE") acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States government and some GSE securities are not. GSE securities backed by the full faith and credit of the United States government include the Government National Mortgage
Association, Small Business Administration, Farm Credit
System Financial Assistance Corporation, Farmer's Home
Administration, Federal Financing Bank, General Services
Administration, Department of Housing and Urban
Development, Export-Import Bank, Overseas Private
Investment Corporation, and Washington Metropolitan Area
Transit Authority Bonds.

GSE securities not backed by the full faith and credit of the United States government but that receive support through federal subsidies, loans or other benefits include the Federal Home Loan Bank System, Federal Home Loan
Mortgage Corporation, Federal National Mortgage
Association, Student Loan Marketing Association, and
Tennessee Valley Authority in support of such obligations.
Other GSE securities are not backed by the full faith and credit of the United States government and have no explicit financial support including the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.
Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

The Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency.
Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

U.S. Treasury Obligations: Bills, notes, bonds, separately
traded registered interest and principal securities, and        Market
coupons under bank entry safekeeping.
Variable and Floating Rate Instruments: Obligations with        Credit
interest rates that are reset daily, weekly, quarterly or       Liquidity
on some other schedule. Such instruments may be payable to      Market
the Fund on demand.
Instrument                                                      Risk Type
When-Issued Securities and Forward Commitments: A purchase of,  Market
or contract to purchase, securities at a fixed price for        Leverage
delivery at a future date.                                      Liquidity
                                                                Credit

Zero-Coupon Securities: Zero-coupon securities are debt         Credit
obligations which are generally issued at a discount and        Market
payable in full at maturity, and which do not provide for       Zero Coupon
current payments of interest prior to maturity.                 Liquidity
                                                                Pre-payment
                                                                Extension


                              Glossary of Investment Risks
This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What are the main risks of investing in this Fund?" in the Fund profile. Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain types of investments are more susceptible to these risks than others.

Credit Risk. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
Many fixed income securities receive credit ratings from services such as S&P and Moody's. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's credit assessment. Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Extension Risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.


Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Leverage Risk. Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Pre-payment & Call Risk. Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.


More information about the Fund is available free upon request, including the following:


Annual and Semi-Annual Reports
The Semi-Annual Report includes unaudited information about the performance of the Fund, portfolio holdings and other financial information. The Annual Report includes similar audited information as well as discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information
Provides more detailed information about the Fund and its policies including a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. A current Statement of Additional Information is on file with the Securities and Exchange Commission ("SEC")and is incorporated by reference into (considered a legal part of) this Prospectus.

HUNTINGTON ASSET ADVISORS, INC., a wholly owned subsidiary of The
Huntington National Bank, is the Advisor to the Fund.

EDGEWOOD SERVICES, INC. is the Distributor and is not affiliated with The Huntington National Bank.

For copies of Annual or Semi-Annual Reports, the Statement of Additional Information, other information or for any other inquiries:

Call (800) 253-0412

Write
Huntington Funds
P.O. Box 6110
Indianapolis, IN 46206-6110

Log on to the Internet
The Huntington Funds' website is at www.huntingtonfunds.com. The SEC's website, www.sec.gov, contains text-only versions of the Huntington Funds documents.

Contact the SEC
Call (202) 942-8090 about visiting the SEC's Public Reference Room in Washington DC to review and copy information about the Funds.

Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC's
Public Reference Section, 450 Fifth Street, NW, Washington, DC
20549-0102.

The Huntington Funds' Investment Company Act registration number is
811-5010.

Cusip 446327496


          Huntington Funds Shareholder Services: 1-800-253-0412
     Huntington Investment Company, Member NASD/SIPC: 1-800-322-4600


         o Not FDIC Insured o No Bank Guarantee o May Lose Value

1400075

HUNTINGTON FUNDS

                 Notice of Privacy Policy and Practices

The Huntington Funds recognize and respect the privacy concerns and expectations of our customers1. We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.
The Huntington Funds collect and use your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.
We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.
We collect nonpublic personal information about our customers from the following sources:
      o Account applications and other forms -- which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;
      o Account history -- including information about the transactions and balances in a customer's account(s); and
      o Correspondence -- written, telephonic or through the Huntington Funds website -- between a customer and the Huntington Funds or service providers to the Huntington Funds.
We may disclose all of the information described above to affiliated parties and to certain third parties who are not affiliated with the Huntington Funds under one or more of these circumstances:
      o As authorized -- if you request or authorize the disclosure of the information.
      o As permitted by law -- for example, sharing information with companies who maintain or service customer accounts for the Huntington Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.
      o Under joint agreements -- we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.
We maintain, and require all the Huntington Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about, our customers. When information about the Huntington Funds' customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.
We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Huntington Funds.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.
What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents.
---------------
1 For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to the Huntington Funds, but do not invest in the Huntington Funds' shares.

                   This is not part of the Prospectus



























Investor Guide
MAY 1, 2005

TRUST SHARES
TRUST SHARES PROSPECTUS

Money Market Funds
Huntington Florida Tax-Free Money Fund
Huntington Money Market Fund
Huntington Ohio Municipal Money Market Fund
Huntington U.S. Treasury Money
Market Fund

Equity Funds
Huntington Dividend Capture Fund
Huntington Growth Fund
Huntington Income Equity Fund
Huntington International Equity Fund
Huntington Macro 100 Fund
Huntington Mid Corp America Fund
Huntington New Economy Fund
Huntington Rotating Markets Fund
Huntington Situs Small Cap Fund
Income Funds
Huntington Fixed Income Securities Fund
Huntington Intermediate Government
Income Fund Huntington Michigan
Tax-Free Fund
Huntington Mortgage Securities Fund
Huntington Ohio Tax-Free Fund
Huntington Short/Intermediate Fixed Income Securities Fund

MAY 1, 2005

The Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is unlawful.



                            Huntington Funds
Table of Contents

How to Read This Prospectus
The Huntington Funds ("Trust") is a mutual fund family that offers different classes of shares in separate investment portfolios ("Funds").The Funds have various investment goals and strategies and are advised by professional portfolio managers at Huntington Asset
Advisors, Inc. ("Advisor"), a subsidiary of The Huntington National Bank. This Prospectus gives you important information about the Trust Shares ("Shares") of the Funds that you should know before investing. All of the Funds also offer Investment A Shares. In addition, the Equity Funds (except the Rotating Markets Fund), the Income Funds (except the Short/Intermediate Fixed Income Securities Fund) and the Money Market Fund offer Investment B Shares. The Money Market Fund also offers Interfund Shares, which are offered in separate Prospectuses.

Please read this Prospectus and keep it for future reference. The
Prospectus is arranged into different sections so that you can easily review the important information you should know about investing in the Funds.

Introduction
    3
Fund Summary, Investment Strategy and Risks
         Money Market Funds
   4     Florida Tax-Free Money Fund
   9     Money Market Fund
   14    Ohio Municipal Money Market Fund
   19    U.S. Treasury Money Market Fund
         Equity Funds
   24    Dividend Capture Fund
   29    Growth Fund
   33    Income Equity Fund
   38    International Equity Fund
   44    Macro 100 Fund
   47    Mid Corp America Fund
   53    New Economy Fund
   59    Rotating Markets Fund
   66    Situs Small Cap Fund
         Income Funds
   73    Fixed Income Securities Fund
   79    Intermediate Government Income Fund
   85    Michigan Tax-Free Fund
   90    Mortgage Securities Fund
   96    Ohio Tax-Free Fund
  102    Short/Intermediate Fixed Income Securities Fund
Shareholder Information
-----------------------
  107    Distribution of the Funds
  107    Pricing Shares
  108    Purchasing Shares
  110    Exchanging Shares
  111    Redeeming Shares
More About the Huntington Funds
  114    Management of the Trust
         Fees Paid to Advisor and Affiliates
  117    Dividends and Distributions
  117    Tax Consequences
  119    Financial Information
  126    Additional Investment Strategies
  127    Investment Practices
  136    Glossary of Investment Risks

For more information about The Huntington Funds, please see the back cover of this Prospectus

This Prospectus does not constitute an offering by a Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

Introduction


 Each Fund is a mutual fund that issues shares. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Funds, you should know a few basics about investing in mutual funds.

 The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

 As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Funds is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank. It is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

 Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own. Unless otherwise noted, each Fund's investment objective is fundamental and may be changed only by a vote of a majority of the Fund's outstanding Shares. Unless otherwise noted, each Fund's investment strategies are not fundamental and may be changed by the Trust's Board of Trustees ("Trustees").

 The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.


                                              Florida Tax-Free Money Fund
Fund Summary
Investment Goal
To seek to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal

Investment Focus
Florida tax-free money market securities

Principal Investment Strategy
Invests in high-quality, short-term Florida tax-free securities

Share Price Volatility
Low

Investment Strategy
The Fund's investment objective is to seek to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal.
The Advisor strives to maintain a $1.00 net asset value per share for the Florida Tax-Free Money Fund by investing substantially all of the Fund's assets in short-term Florida tax-exempt securities which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization ("NRSRO") or unrated and deemed to be of comparable quality by the Advisor. No more than 20% of the Fund's annual income will be subject to the alternative minimum tax.
In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 35 and 80 days) and each individual security held and endeavors to diversify the portfolio's holdings within Florida as much as possible. (Like all money market funds, the Fund's maturity range may extend up to 90 days when the Advisor deems it necessary.) In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.
As part of the Advisor's strategy to take advantage of the exemption from Florida's intangible tax in any year, the Advisor may engage, on an annual basis, in significant portfolio restructuring to sell non-exempt assets. Transaction costs involved in such restructuring may adversely affect the Fund's performance and possibly offset any gains achieved by investing in the assets sold.
For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax. Florida tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Florida or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and the value of which is exempt from the Florida intangible personal property tax.
For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

Investor Profile
Florida residents seeking income exempt from federal personal income tax and Florida intangible personal property tax


What are the main
risks of investing
in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   State Specific Risk: By concentrating its investments in Florida, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Florida is largely concentrated in agriculture, tourism and construction and is adversely affected by severe weather conditions. It is also impacted by changes in the economies of Central and South America.
   Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, and therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.
   Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
   Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due.
   If an issuer defaults, a Fund will lose money.
   For more information about risks, please see the "Glossary of Investments Risks."

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information - to be filed by amendment
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares for each full calendar year that the Fund was in existence.

Yield
The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call
1-800-253-0412.

Fees and Expenses - to be filed by amendment
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


Example - to be filed by amendment
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                                                        Money Market Fund
Fund Summary

Investment Goal
To seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments

Investment Focus
High-quality, short-term debt securities

Principal Investment Strategy
Maximize current income while preserving capital

Share Price Volatility
Low

Investment Strategy
The Fund's investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments.
The Advisor strives to maintain a $1.00 net asset value per share for the Fund by investing in commercial paper and other short-term money market instruments, which may include municipal securities, that are either rated in the highest rating category by a NRSRO or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 25 and 60 days) and each individual security held and endeavors to diversify the portfolio across market sectors. (Like all money market funds, the Fund's maturity range may extend up to 90 days when the Advisor deems it necessary.) The Advisor employs a top-down analysis of economic and market factors to select Fund investments. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.
The Fund intends to invest in the securities of U.S. government-sponsored entities ("GSEs"). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.
For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile
Short-term or risk-averse investors seeking our typically highest-yielding money market fund

What are the main
risks of investing
in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
   Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due.
   If an issuer defaults, a Fund will lose money.
   For more information about risks, please see the "Glossary of Investment Risks."

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information - to be filed by amendment
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares for each of the last 10 calendar years.


Yield
The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call
1-800-253-0412.


Fees and Expenses - to be filed by amendment
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


Example - to be filed by amendment
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                                         Ohio Municipal Money Market Fund
Fund Summary

Investment Goal
To seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity

Investment Focus
Ohio tax-free money market securities

Principal Investment Strategy
Invests in high-quality, short-term Ohio tax-free securities

Share Price Volatility
Low

Investment Strategy
The Fund's investment objective is to seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity.
The Advisor strives to maintain a $1.00 net asset value per share for the Fund by investing substantially all of the Fund's assets in short-term Ohio tax-exempt securities which are either rated in the highest rating category by a NRSRO or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 35 and 80 days) and each individual security held, and endeavors to diversify the portfolio's holdings within Ohio as much as possible. (Like all money market funds, the Fund's maturity range may extend up to 90 days when the Advisor deems it necessary.) In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality, and monitors new issue calendars for potential purchases.
For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.
Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.
For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

Investor Profile
Ohio residents seeking income exempt from federal and Ohio state personal income taxes

What are the main
risks of investing
in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   State Specific Risk: By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.
   Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, and therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.
   Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
   Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due.
   If an issuer defaults, a Fund will lose money.
   For more information about risks, please see the "Glossary of Investments Risks."

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information - to be filed by amendment
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares for each of the last 10 calendar years.


Yield
The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call
1-800-253-0412.


Fees and Expenses - to be filed by amendment
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


Example - to be filed by amendment
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                                          U.S. Treasury Money Market Fund

Fund Summary

Investment Goal
To seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations

Investment Focus
U.S. Treasury obligations

Principal Investment Strategy
Invests exclusively in U.S. government obligations and repurchase agreements on such obligations

Share Price Volatility
Low

Investment Strategy
The Fund's investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations. The Advisor strives to maintain a $1.00 net asset value per share for the Fund by investing substantially all of the Fund's assets in short-term obligations of the U.S. government. (Like all money market funds, the Fund's maturity range may extend up to 90 days when the Advisor deems it necessary.) In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 25 and 60 days) and each individual security held. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments and yields and opposite direction; and monitors new issue calendars for potential purchases.
Because the Fund refers to U.S. Treasury obligations in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. Treasury obligations.
For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile
Highly risk averse investors seeking current income from a money market fund that invests primarily in U.S. Treasury obligations

What are the main
risks of investing
in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
   For more information about risks, please see the "Glossary of Investments Risks."

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information - to be filed by amendment
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares for each full calendar year that the Fund was in existence.


Yield
The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call
1-800-253-0412.

Fees and Expenses - to be filed by amendment
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


Example - to be filed by amendment
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                                                    Dividend Capture Fund
Fund Summary

Investment Goal
To seek total return on investment, with dividend income as an important component of that return

Investment Focus
U.S. common stocks and covered option positions relative to those stocks

Principal Investment Strategy
Attempts to identify stocks that pay dividends and hedge against adverse market swings

Share Price Volatility
Moderate

Investment Strategy
The Fund's investment objective is to seek total return on investment, with dividend income as an important component of that return.
To pursue its investment objective, the Fund invests at least 65% of its assets in dividend-paying stocks that the Advisor believes are undervalued or out-of-favor. The Advisor intends to invest in common stock, preferred stock, and REITs (real estate investment trusts) which pay high dividends. The Fund may invest in convertible bonds and other types of hybrid securities (securities that contain aspects of both stocks and bonds). As an additional income source, the Advisor will frequently purchase stocks in a short period prior to the ex-dividend date (the interval between the announcement and the payments of the next dividend). As a result, these dividends may not qualify for lower rates that apply to other "qualified investment income".
The companies in which the Fund invests are generally mature, middle and large-capitalization U.S. corporations. In-depth fundamental research (both quantitative and qualitative) confirms the value characteristics of individual stocks and evaluates the issuer's future prospects.
Quantitative analysis is used to identify stocks that the Advisor believes are undervalued relative to the market and to the security's historic valuations. The Advisor considers fundamental factors such as earnings growth, cash flow, and credit quality to identify the best companies. It then uses a qualitative stock selection model based on earnings expectations and supplemental valuation measures to narrow the list of stocks to the most attractive. The Advisor may, under varying market conditions, employ various strategies for the Fund which involve put and/or call option contracts.
The Advisor typically begins to pare down a position when the stock has declared an ex-dividend date or is at a valuation level that, in the Advisor's opinion, leaves little room for investor gain. The Advisor may eliminate a stock from the Fund's portfolio if its long-term fundamentals become unfavorable.
The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.
For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile
Investors seeking capital appreciation with the potential for higher current income than the average stock fund


What are the main
risks of investing
in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
   Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of undervalued, dividend-paying companies -- will underperform other kinds of investments or market averages.

   Basis Risk: Financial instruments such as options or futures contracts derive their value from an underlying asset such as shares in common stock and price volatility. This relationship between derivative instruments and underlying securities is known as the basis.
   Basis risk arises when derivative instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.
   Active Trading Risk: The Fund may trade
   securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.
   For more information about risks, please see the "Glossary of Investment Risks."

Performance Information - to be filed by amendment
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares for each full calendar year that the Fund was in existence.


Fees and Expenses - to be filed by amendment
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Example - to be filed by amendment
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                                                              Growth Fund
Fund Summary

Investment Goal
To seek to achieve long-term capital appreciation primarily through investing in equity securities

Investment Focus
Common stocks of medium to large companies

Principal Investment Strategy
Invests in companies offering above-average growth potential

Share Price Volatility
Moderate to High

Investment Strategy
The Fund's investment objective is to seek to achieve long-term capital appreciation primarily through investing in equity securities.
The Advisor intends to invest in common stock and other equity securities, such as preferred stock, of medium or large companies which it believes offer opportunities for growth. The Advisor occasionally invests in established companies which it believes have temporarily depressed prices and present growth opportunities.
In selecting investments, the Advisor reviews historical earnings, revenue and cash flow to identify the best companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor also monitors the Fund's existing positions to determine the benefits of retention.
For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

Investor Profile
Long-term investors seeking capital appreciation

What are the main
risks of investing
in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   Market Risk: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
   Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses -- those of medium to large U.S. growth companies -- will underperform other types of stock investments or the market as a whole.
   Mid Cap Risk: To the extent that the Fund invests in mid cap stocks, it takes on additional risks.
   Mid cap stocks tend to be less liquid and more volatile than large cap stocks.
   Active Trading Risk: The Fund may trade
   securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the "Glossary of Investment Risks."

Performance Information - to be filed by amendment
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares for each of the last 10 calendar years.


Fees and Expenses - to be filed by amendment
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


Example - to be filed by amendment
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                                                       Income Equity Fund
Fund Summary

Investment Goal
To seek to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities

Investment Focus
Common and preferred stocks

Principal Investment Strategy
Attempts to identify stocks that pay high dividends

Share Price Volatility
Moderate

Investment Strategy
The Fund's investment objective is to seek to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities.
The Advisor focuses primarily on equity securities and under normal circumstances invests at least 80% of its assets in equity securities, such as common stock and preferred stock. At least 65% of the Fund's total assets will be invested in income-producing equity securities. As an additional income source, the Advisor also may invest in investment grade corporate debt obligations, such as bonds, notes and debentures. The Fund may also invest up to 10% of its total assets in debt obligations rated below investment grade (securities rated below BBB by Standard & Poor's or Baa by Moody's). The Advisor selects securities which it believes will maintain or increase the Fund's current income while maintaining a price/earnings ratio below the market.
In evaluating the current yield of a security, the Advisor considers dividend growth to be most important, followed by capital appreciation. The Advisor actively monitors market activity which impacts dividend decisions. In general, the Fund will sell a security when dividends are no longer expected to increase. The Advisor may seek to purchase a security that will generate dividends that are eligible for taxation at lower rates than other types of income at the shareholder level, but this will not be an investment strategy of the Fund.
Because the Fund contains "equity" in its name, the Fund will normally invest at least 80% of its assets in equity securities and will notify shareholders at least 60 days in advance of any changes to this policy. For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile
Investors seeking capital appreciation potential with higher current income and lower volatility than the average stock fund

What are the main
risks of investing
in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of undervalued, dividend-paying companies -- will underperform other kinds of investments or market averages.
Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities.
Generally, when interest rates rise, prices of fixed income securities fall.
Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Performance Information - to be filed by amendment
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares for each of the last 10 calendar years.




Fees and Expenses - to be filed by amendment
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


Example - to be filed by amendment
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                                                International Equity Fund
Fund Summary

Investment Goal
To seek total return

Investment Focus
Equity securities of companies based outside the United States

Principal Investment Strategy
Attempts to identify equity securities of companies based outside the United States with the best potential for superior long-term investment returns

Share Price Volatility
Moderate to High

Investment Strategy
The Fund's investment objective is to seek total return. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return. This investment objective may be changed by the Fund's Trustees without shareholder approval.
The Fund pursues its investment objective by investing at least 80% of its assets in equity securities, 65% of which will be invested in companies based outside the United States. The Advisor manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. The Advisor uses a "bottom-up" approach to stock selection (searching for outstanding performance of individual stocks before considering the impact of economic trends) and evaluates industry and country exposure to be consistent with a top-down approach. The Advisor attempts to purchase securities with value characteristics consistent with an overall assessment of the economic environment in which the underlying company operates.
The Advisor ranks the relative valuation and recent price performance of a universe of companies. The Advisor then evaluates the most attractively valued portion of this universe using such factors as a company's price-to-earnings ratio, enterprise value, organic growth rates versus growth through acquisition, product niche and management quality. The Advisor also reviews the company's financial statements and forecasts of earnings. Based on this information, the Advisor evaluates the sustainability of the company's current growth trends and potential catalysts for increased valuation, based on the company's potential to add economic value to the enterprise.
The Advisor frequently identifies benchmarks for certain securities such as return on invested capital, market implied growth rates, price-to-earnings ratios, and/or stock prices. When those benchmarks are achieved, the Advisor will often consider selling all or a portion of the Fund's holdings to lock in profit. Holdings will also be sold if they fail to meet performance expectations or better investment opportunities are identified.
With respect to the Fund's investments in developed markets, companies may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund will not invest more than 20% of its assets in companies located in emerging markets. In selecting emerging markets countries in which to invest, the Advisor reviews the country's economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.
The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.
Because the Fund contains equity in its name, the Fund will normally invest at least 80% of its assets in equity securities and will notify shareholders at least 60 days in advance of any changes in this investment policy.
For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile
Investors who want total return, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks

What are the main
risks of investing
in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

   Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of foreign companies -- may underperform other kinds of investments or the market as a whole. Currency Risks:
   Exchange rates for currencies fluctuate
   daily. Foreign securities are normally
   denominated and traded in foreign currencies.
   As a result, the value of the Fund's foreign investments and the value of its Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks may make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Additionally, the Fund makes significant investments in securities denominated in the euro, the single currency of the European Monetary Union ("EMU").
   Therefore, the exchange rate between the euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

   Foreign Investment Risk: Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States.
   Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
   Foreign Custodial Services and Related
   Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United
   States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets, particularly emerging markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities.
   Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security.
   In addition, security settlement and
   clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

For more information about risks, please see the "Glossary of Investment Risks."

Performance Information - to be filed by amendment
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares for each full calendar year that the Fund was in existence.



Fees and Expenses - to be filed by amendment
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


Example - to be filed by amendment
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                                                           Macro 100 Fund
Fund Summary

Investment Goal
To seek total return which consists of capital appreciation and income

Investment Focus
Common stocks of companies within the Standard &
Poor's 500 Index ("S&P 500")

Principal Investment Strategy
Attempts to identify common stocks within the S&P
500 with the best potential for superior investment returns

Share Price Volatility
Moderate to High

Investment Strategy
The Fund's investment objective is to seek total return. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return.
The Fund's Sub-Advisor (Laffer Investments, Inc.) pursues its investment objective by investing at least 80% of its assets in equity securities. Further, the Sub-Advisor pursues this objective by applying a "top down" approach to stock selection (analyzing the impact of economic trends before considering the performance of individual stocks). The Sub-Advisor evaluates broad macroeconomic trends, attempts to anticipate shifts in the business cycle, and determines which sectors, industries, companies or markets may provide relatively higher performance. Macroeconomic information can include, but is not limited to, such factors as monetary, fiscal, incomes and trade policies. The strategy is based upon the quantitative and qualitative analysis of seven or more core economic models that, when combined, produce rankings of the S&P 500 companies. The Sub-Advisor uses these rankings to determine its top 100 stocks for inclusion in the Fund's portfolio. The models analyze and evaluate, among others, company size, domestic company location, industry earnings forecasts, fiscal policy changes, global company location, interest rates changes and trade issues. The Fund will typically hold 100 securities at all times. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. As of _______, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $___ billion and the median market capitalization was approximately $___ billion. The S&P 500 has a total market capitalization value of approximately $___ trillion.
As a result of the Fund's focus on macroeconomic strategy, it is not inherently biased towards any particular investment style (i.e. value or growth), but can be characterized from time to time as either, or a blend.
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective. On an ongoing basis, the Sub-Advisor also monitors the Fund's existing positions to determine the benefits of retention.
For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile
Long-term investors seeking to achieve total return

What are the main
risks of investing
in this Fund?
Loss of money is a risk of investing in the Fund.
In addition, your investment in the Fund may be subject to the following principal risks:
   Market Risk: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements. Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses -- those of large capitalization companies within the S&P 500 -- will underperform other types of stock investments or the market as a whole.

   Growth Stock Risk: The price of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.

   Value Stock Risk: Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

   Active Trading Risk: The Fund may trade
   securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the "Glossary of Investment Risks."

Performance Information - to be filed by amendment
This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.


Fees and Expenses - to be filed by amendment
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


Example - to be filed by amendment
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                                                    Mid Corp America Fund
Fund Summary

Investment Goal
To seek long-term capital appreciation by investing primarily in equity securities of mid cap companies

Investment Focus
Common stocks

Principal Investment Strategy
Attempts to identify companies with outstanding growth characteristics

Share Price Volatility
Moderate to High

Investment Strategy
The Fund's investment objective is to seek long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.
To pursue this objective, the Fund will invest at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are those companies with market capitalizations at the time of purchase in the range of companies in the Russell Midcap Index ("RMCI") or the Standard & Poor's 400 Index ("S&P 400"). The RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index. The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. As of ___________, the RMCI statistics were as follows: the average market capitalization of companies in the index was approximately $___ billion and the median market capitalization was approximately $___ billion. The companies in the RMCI had a total market capitalization range of approximately $___ million to $___ billion. As of _________, the S&P 400 statistics were as follows: the average market capitalization of companies in the index was approximately $___ billion and the median market capitalization was approximately $___ billion. The companies in the S&P 400 had a total market capitalization range from approximately $___ million to $___ billion.
In managing the Fund's portfolio, the Advisor emphasizes both growth and value in seeking mid cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund will invest in a blend of both "growth" and "value" stocks. Factors the Advisor typically considers in selecting individual securities include fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis will focus on qualitative aspects of the company's product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process will be utilized to identify the most attractive companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund's existing positions to determine benefits of retaining a particular security. The Advisor will apply a top down strategy, with industries weighted relative to the benchmark and the market outlook. Portfolio optimization programs will be deployed to enhance risk/return potential. These programs analyze the industry exposure of multi-industry companies and then use this information to balance the industry diversification of the portfolio to achieve certain risk/return models.
The Fund may employ option strategies which utilize puts and/or calls although these strategies are not the primary means by which the Advisor seeks to add value.
The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.
The Fund may also invest in certain other equity securities in addition to those described above.
Because the Fund refers to the terms "America" and "Mid Corp" in its name, the Fund will invest normally at least 80% of its assets in investments in the United States of America and at least 80% of its investments in common stocks of mid cap companies. The Fund will notify shareholders at least 60 days in advance of any changes to these policies.
For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile
Long-term investors seeking capital appreciation

What are the main
risks of investing
in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
   Investment Style Risk: The possibility that the market segment on which this Fund focuses -- value and growth stocks of primarily small to mid cap companies -- will underperform other kinds of investments or market averages.
   Mid Cap Stock Risk: To the extent that the Fund invests in mid cap stocks, it takes on additional risks. Mid cap stocks tend to be less liquid and more volatile than large cap stocks.
   Basis Risk: Financial instruments such as options or futures contracts derive their value from an underlying asset such as shares in common stock and price volatility. This relationship between derivative instruments and underlying securities is known as the basis. Basis risk arises when derivative instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.
   Active Trading Risk: The Fund may trade
   securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.
   For more information about risks, please see the "Glossary of Investment Risks."

Performance Information - to be filed by amendment
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Trust Shares for each full calendar year that the Fund was in existence.



Fees and Expenses - to be filed by amendment
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


Example - to be filed by amendment
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                                                         New Economy Fund
Fund Summary

Investment Goal
To seek capital appreciation by investing primarily in equity securities of companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies

Investment Focus
Common stocks of companies engaged in advancing innovations in products, services or processes, generally of a scientific or technological nature.

Principal Investment Strategy
Long-term capital appreciation

Share Price Volatility
High

Investment Strategy
The Fund's investment objective is to seek capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund attempts to invest in companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies Under normal market conditions, the Fund invests at least 65% of total assets in the equity securities of U.S. and, to a lesser extent, foreign technology and scientific companies.
"New economy" companies are those that are engaged in advancing innovations in products, services or processes, generally of a scientific or technological nature. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media information services companies, biotechnology, robotics, and energy replacement. They also may include companies in more traditional industries, such as certain consumer products retailers, that have extensively used technological or scientific advances to develop new or to improve products or processes and make them more efficient.
The Fund generally takes a growth approach to selecting stocks, looking for companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies may include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.
The Fund reserves the right to invest up to 35% of total assets in other securities, such as, corporate bonds and government securities. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.
For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile
Long-term investors seeking capital appreciation

What are the main
risks of investing
in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices.
   The value of your investment will tend to increase or decrease in response to these movements. Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of companies focusing on technological and scientific advancements -- will underperform other kinds of investments or market averages. The securities in which the Fund invests may be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants and may fluctuate in price more widely and rapidly than the market as a whole. These securities may underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology or scientific stocks are out of favor.
   Growth Stock Risk: The price of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.
   Mid/Small Cap Risk: To the extent that the Fund invests in small cap and mid cap stocks, it takes on additional risks. Small cap and mid cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to depend heavily on new products and/or a few products or services and often have less experienced management.
   Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
   Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.
   Active Trading Risk: The Fund may trade
   securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the "Glossary of Investment Risks."


Performance Information - to be filed by amendment
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares for each full calendar year that the Fund was in existence.


Fees and Expenses - to be filed by amendment
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.



Example - to be filed by amendment
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                                                    Rotating Markets Fund
Fund Summary

Investment Goal
To seek capital appreciation

Investment Focus
Common stocks and index-based securities

Principal Investment Strategy
Attempts to rotate investments to the equity market segment that offers the greatest potential for capital appreciation given current economic conditions

Share Price Volatility
Moderate to High

Investment Strategy
The Fund's investment objective is to seek capital appreciation. The Fund will pursue its investment objective by rotating investments among equity market segments (small-cap, mid-cap, large-cap and international) as determined by the Fund's Advisor to offer the greatest potential for capital appreciation in a given market environment.
Under normal market conditions the Fund will invest (either directly or through the ownership of index-based securities, as described below) at least 80% of its assets in equity stocks comprising the equity market segment selected by the Advisor. The Fund will provide shareholders 60 days advance notice before changing its 80% investment policy. The Advisor will rotate among the small-cap, mid-cap, large-cap and international equity market segments. To determine which equity market segment offers the greatest potential for capital appreciation, the Advisor will use top-down analysis to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors or industries may benefit the most over the next 12 months. The Advisor will continuously monitor the market environment and may rotate the equity market segment when the Advisor determines that another equity market segment is more favorable given the current market environment. Index-based securities are exchange-traded securities that represent ownership in a long-term investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the Russell 2000 Index, Standard & Poor's 500 Index (S&P 500), or the NASDAQ-100 Index.
The following is information about the equity market segments among which the Advisor will rotate investments. Investment in any segment could consist of stocks of companies whose capitalization falls within the specified range and/or index-based securities that hold stocks of companies whose capitalization falls within the specified range at the time of purchase. The small-cap, mid-cap and large-cap market segments are comprised predominantly of U.S. companies, although due to the diverse nature of companies and the globalization of the economy, many companies have international operations or international exposure to varying degrees.

The small-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent small-cap index such as the Russell 2000 Index. As of ___________, the Russell 2000 Index statistics were as follows: the average market capitalization of companies in the index was approximately $___ million and the median market capitalization was approximately $___ million. The companies in the index had a total market capitalization range of approximately $__ million to $___ billion.
The mid-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent mid-cap index such as the Russell Midcap Index. As of ____________, the Russell Midcap Index statistics were as follows: the average market capitalization of companies in the index was approximately $___ billion and the median market capitalization was approximately $___ billion. The companies in the index had a total market capitalization range of approximately $___ million to $___ billion.
The large-cap market segment includes companies whose market capitalization at the time of purchase is within the market capitalization range of companies in a recognized independent large-cap index such as the S&P 500. As of ____________, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $___ billion and the median market capitalization was approximately $___ billion. The S&P 500 has a total market capitalization value of approximately $___ trillion.
The international market segment comprises companies that are based throughout the world, including the United States. The international market segment could include small-cap, mid-cap, or large-cap companies, or any combination of the three, although there is no generally accepted and recognized market capitalization ranges in the international market due to the diverse array of foreign countries and economies.
For a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

Investor Profile
Long-term investors seeking capital appreciation

What are the main
risks of investing
in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements. Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of the market segment selected by the Advisor -- will underperform other kinds of investments or market averages.
   Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms, and the prices of small company stocks may be more volatile than the prices of stocks of larger companies.
   Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls.
   Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in emerging markets.
   Custodial Services and Related Investment
   Costs: Custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.
   Active Trading Risk: The Fund may trade
   securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.
   Fee Layering: The Fund is an actively managed investment fund that has management and other fees associated with its operations. The Fund will continue to invest some or all of its assets in index-based securities, which are also investment funds that separately have their own management and other fees, and would be borne by the Fund as an investor. This could cause the Fund's performance to be lower than if it were to invest directly in the securities underlying such index-based securities.
For more information about risks, please see the "Glossary of Investment Risks."

Performance Information - to be filed by amendment
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Trust Shares for each full calendar year that the Fund was in existence.


Fees and Expenses - to be filed by amendment
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


Example - to be filed by amendment
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                                                     Situs Small Cap Fund
Fund Summary

Investment Goal
To seek long-term capital appreciation

Investment Focus
Diversified portfolio of equity securities of small capitalization companies

Principal Investment Strategy
Attempts to identify domestic and foreign companies whose geographic, political, and/or demographic situs positions them to outperform other companies

Share Price Volatility
Moderate to High

Investment Strategy
The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues this objective by investing primarily in equity securities of small capitalization companies. Equity securities include common stocks, preferred stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks which, if rated, will be investment grade at the time of investment.
Under normal market conditions, the Advisor invests at least 80% of the Fund's assets in equity securities of small capitalization companies. Small capitalization companies are defined as those companies with a market capitalization, at the time of investment, that is included in the S&P Small Cap 600 Index (as of ________, the smallest company in the index had a market capitalization of $63 million, the largest company had a market capitalization of $___ billion and the weighted average market capitalization was $___ billion). Up to 20% of the Fund's assets may be invested in equity securities of mid- to large-capitalization companies. The Fund may also invest up to 20% of its assets in foreign securities, including ADRs, GDRs and EDRs, as defined in the "Investment Practices" section.
In managing the Fund's portfolio, the Advisor emphasizes both growth and value in seeking small cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund invests in a blend of both "growth" and "value" stocks. The Advisor utilizes a screening process that identifies companies based on situs, which is one or more geographical locations that are positioned and likely to allow the companies to outperform those in other locations. Examples of situs advantages include favorable political, social or economic factors or population demographics, such as a state or country that is reducing taxes or experiencing beneficial demographic changes. For instance, the Fund may invest in a certain type of company located in a state that is reducing its business tax because the tax reduction may result in lower costs for the company and allow it to sell products more competitively at lower prices or realize a higher profit on sales. Similarly, if a state is experiencing a growing population, then certain types of financial services companies or real estate-related investments may benefit from the service needs and housing demands of this population growth.
The Advisor also employs fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis focuses on qualitative aspects of the company's product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process is utilized to identify the most attractive companies and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund's existing positions to determine benefits of retaining a particular security.
The Advisor applies a "top down" strategy in stock selection to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors, industries or markets may provide relatively higher performance. The Advisor also uses portfolio optimization programs to enhance risk/return potential. These programs analyze and characterize the industry exposure of multi-industry companies in an attempt to balance the industry diversification of the portfolio to achieve certain risk/return models. The Fund may employ option strategies which utilize puts and/or calls although these strategies are not the primary means by which the Advisor seeks to add value. The Fund's foreign investments are generally in developed countries. Companies in developed countries may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund may choose to invest up to 20% of its assets in companies located in emerging markets. In selecting emerging market countries, the Advisor reviews the country's economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.
The Fund actively trades its portfolio securities in an attempt to achieve its investment goal.
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.
Because the Fund refers to equity securities of small capitalization companies in its name, the Fund will normally invest at least 80% of its assets in equity securities of small capitalization companies and will notify shareholders at least 60 days in advance of any changes in this investment policy.
The Fund may also invest in certain other equity securities in addition to those described above, although none are anticipated to be principal investments.
For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile
Long-term investors seeking capital appreciation

What are the main
risks of investing
in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms and the prices of small company stocks may be more volatile than the prices of stocks of larger companies.
   Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
   Investment Style Risk: The possibility that the market segment on which this Fund focuses -- value and growth stocks of primarily smaller companies in both domestic and foreign markets -- will underperform other kinds of investments or market averages. Foreign Investment Risk:
   Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States.
   Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
   Foreign Custodial Services and Related
   Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.
   Active Trading Risk: The Fund may trade
   securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay. For more information about risks, please see the "Glossary of Investment
   Risks."

Performance Information - to be filed by amendment
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Trust Shares for the first full calendar year that the Fund was in existence.




Fees and Expenses - to be filed by amendment
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


Example - to be filed by amendment
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                                             Fixed Income Securities Fund
Fund Summary

Investment Goal
To seek to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years

Investment Focus
U.S. government obligations, corporate debt securities, mortgage backed securities

Principal Investment Strategy
Focuses on investment-grade fixed income securities that produce a high level of income

Share Price Volatility
Moderate

Investment Strategy
The Fund's investment objective is to seek to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years.
The Advisor, under normal circumstances, invests at least 80% of the Fund's assets in fixed income securities, principally by investing in a combination of corporate debt, such as bonds, notes and debentures, and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a NRSRO or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. Within these parameters, the Advisor focuses on securities which offer the highest level of income. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings.
In managing the portfolio, the Advisor monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Advisor also follows closely new issue and secondary activity in the corporate debt market.
The Fund intends to invest in the securities of U.S. government-sponsored entities ("GSEs"). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National
Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.
Because the Fund refers to fixed income securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed income securities.
The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).
For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile
Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

What are the main
risks of investing
in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities.
   Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.
   Duration measures the price sensitivity of a fixed income security to changes in interest rates.
   Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
   Prepayment & Call Risk: Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal.
   Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
   If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
   Active Trading Risk: The Fund may trade
   securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the "Glossary of Investment Risks."

Performance Information - to be filed by amendment
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Trust Shares for each of the last 10 calendar years.


Fees and Expenses - to be filed by amendment
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                                      Intermediate Government Income Fund
Fund Summary

Investment Goal
To seek to provide investors with a high level of current income

Investment Focus
U.S. government obligations, mortgage backed securities

Principal Investment Strategy
Focuses on U.S. government obligations and mortgage-related securities with maturities between three and ten years that produce a high level of income

Share Price Volatility
Low to Moderate

Investment Strategy
The Fund's investment objective is to seek to provide investors with a high level of current income.
The Advisor invests primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities including mortgage-related securities. The Advisor, under normal circumstances, invests at least 80% of the Fund's assets in U.S. government securities. The Fund will maintain a dollar-weighted average maturity of not less than three nor more than 10 years. Within this range, the Advisor focuses on securities which offer the highest level of income. In general, in order to reduce volatility during periods of interest rate fluctuation, the Advisor invests in securities with a wide range of intermediate maturities. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities.
The Fund intends to invest in the securities of U.S. government-sponsored entities ("GSEs"). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.
In managing the portfolio, the Advisor monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics.
Mortgage-related securities are securities, including derivative mortgage securities such as CMOs, whose income is generated by payments of principal and interest on pools of mortgage loans.
Because the Fund refers to U.S. government securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government securities.
The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders). For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Investment Practices." Investor Profile
Investors willing to accept the risk of a low to moderate amount of fluctuation in the value of their investment for the benefit of a higher total return


What are the main
risks of investing
in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
      Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.
      Duration measures the price sensitivity of a fixed income security to changes in interest rates.
      Prepayment & Call Risk: Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
      If a fixed income security is called, a
      Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
      Reinvestment Risk: As prepayment
      increases as a result of lower interest
      rates, the proceeds from maturing
      mortgage-related securities will be
      reinvested at lower interest rates, thus reducing income.
      Extension Risk: Extension risk is the
      possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.
      Active Trading Risk: The Fund may trade
      securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the "Glossary of Investment Risks."

Performance Information - to be filed by amendment
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares for each of the last 10 calendar years.


Fees and Expenses - to be filed by amendment
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


Example - to be filed by amendment
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                                                   Michigan Tax-Free Fund
Fund Summary

Investment Goal
To seek to provide investors with current income exempt from both federal and Michigan personal income taxes

Investment Focus
Michigan municipal securities

Principal Investment Strategy
Invests primarily in investment-grade Michigan municipal securities

Share Price Volatility
Low to Moderate

Investment Strategy
The Fund's investment objective is to seek to provide investors with current income exempt from both federal and Michigan personal income taxes.
As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Michigan state income tax. In addition, at least 80% of the Fund's annual income will be exempt from the alternative minimum tax. The securities selected by the Advisor for investment will have remaining maturities of no more than 15 years and the Fund's anticipated duration will be between two and 10 years. The Advisor also establishes a desired yield level for new issues relative to U.S. Treasury securities.
In managing the portfolio, the Advisor attempts to diversify the Fund's holdings within Michigan as much as possible. In selecting securities, the Advisor monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.
For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Michigan personal income taxes.
Michigan tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Michigan or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Michigan personal income taxes.
For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

Investor Profile
Michigan residents seeking income exempt from federal and state income taxes.


What are the main
risks of investing
in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   State Specific Risk: By concentrating its investments in Michigan, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Michigan is principally dependent upon three sectors:
   manufacturing (particularly durable goods, automotive products and office equipment), tourism and agriculture. It, therefore, tends to be more cyclical than some other states and the nation as a whole. Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers. Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.
   Duration measures the price sensitivity of a fixed income security to changes in interest rates.
   Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
   Prepayment & Call Risk: Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
   Active Trading Risk: The Fund may trade
   securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the "Glossary of Investment Risks."

Performance Information - to be filed by amendment
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Trust Shares for each of the last 10 calendar years.


Fees and Expenses - to be filed by amendment
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


Example - to be filed by amendment
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                                                 Mortgage Securities Fund
Fund Summary

Investment Goal
To seek to achieve current income

Investment Focus
Mortgage-related securities, including mortgage Real Estate Investment Trusts ("REITs")

Principal Investment Strategy
Invests in mortgage-related securities, including mortgage REITs

Share Price Volatility
Moderate

Investment Strategy
The Fund's investment objective is to seek to achieve current income. The Advisor invests, under normal circumstances, at least 80% of the Fund's assets in mortgage-related securities, including mortgage REITs. The Advisor especially focuses on securities which it expects to be less susceptible to prepayment of principal. The Advisor endeavors to maintain a dollar-weighted average portfolio life for the Fund of between two and ten years. The Fund may also invest up to 20% of its assets in equity REITs. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.
In making its investment decisions, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities. In managing the portfolio, the Advisor monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. Mortgage-related securities are securities, including derivative mortgage securities such as collateralized mortgage obligations ("CMOs"), whose income is generated by payments of principal and interest on pools of mortgage loans and mortgage REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code ("Code"). The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).
The Fund actively trades its portfolio securities in an attempt to achieve its investment goal.
Because the Fund refers to mortgage in its name, the Fund will normally invest at least 80% of its assets in mortgage-related securities, and the Fund will notify shareholders at least 60 days in advance of any changes in this policy.
For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile
Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential


What are the main
risks of investing
in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
   Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.
   Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due.
   If an issuer defaults, a Fund will lose money.
   Prepayment & Call Risk: Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities. Call risk is the possibility that an issuer may redeem a fixed income security before maturity
   (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
   If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
   Extension Risk: Extension risk is the
   possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security.
   Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities. Prepayment & Call Risk and
   Extension Risk are more pronounced with
   respect to derivative mortgage securities and can result in reduced liquidity. The principal derivative mortgage securities in which the Fund invests are CMOs.
   Real Estate/REIT Risk: The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.
   Active Trading Risk: The Fund may trade
   securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the "Glossary of Investment Risks."

Performance Information - to be filed by amendment
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares for each of the last 10 calendar years.


Fees and Expenses - to be filed by amendment
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.



Example - to be filed by amendment
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                                                       Ohio Tax-Free Fund
Fund Summary

Investment Goal
To seek to provide current income exempt from federal income tax and Ohio personal income taxes

Investment Focus
Ohio municipal securities

Principal Investment Strategy
Invests primarily in investment-grade Ohio municipal securities

Share Price Volatility
Low to Moderate

Investment Strategy
The Fund's investment objective is to seek to provide current income exempt from federal income tax and Ohio personal income taxes.
The Advisor invests substantially all of the assets of the Ohio Tax-Free Fund in Ohio tax-exempt securities. As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Ohio state income tax. Additionally, the Fund will not invest in securities which generate income treated as a preference item for federal alternative minimum tax purposes. The securities selected by the Advisor are: (i) rated in one of the top four categories by a NRSRO; or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after the time of purchase, the Advisor will reevaluate the Security, but will not be required to sell it. In addition, these securities will have remaining maturities of no more than 15 years and the Fund's anticipated duration will be between two and 10 years. The Advisor also establishes a desired yield level for new issues relative to U.S. Treasury securities.
In managing the portfolio, the Advisor attempts to diversify the Fund's holdings within Ohio as much as possible. In selecting securities, the Advisor monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.
For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.
Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.
For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

Investor Profile
Ohio residents seeking income exempt from federal and state income taxes

What are the main
risks of investing
in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   State Specific Risk: By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.
   Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.
   Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
   Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.
   Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due.
   If an issuer defaults, a Fund will lose money.
   Prepayment & Call Risk: Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.
   Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
   If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
   Active Trading Risk: The Fund may trade
   securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

For more information about risks, please see the "Glossary of Investment Risks."

Performance Information - to be filed by amendment
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Trust Shares for each of the last 10 calendar years.


Fees and Expenses - to be filed by amendment
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


Example - to be filed by amendment
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                          Short/Intermediate Fixed Income Securities Fund
Fund Summary

Investment Goal
To seek to achieve current income through investment in fixed income securities with a maximum maturity or average life for individual issues of 5 years or less at the time of purchase and a dollar-weighted average portfolio maturity of more than 2 but less than 5 years

Investment Focus
U.S. government obligations and investment-grade corporate debt securities

Principal Investment Strategy
Focuses on fixed income securities with maturities of less than 5 years that produce a high level of income.

Share Price Volatility
Low to Moderate

Investment Strategy
The Fund's investment objective is to seek to achieve current income through investment in fixed income securities with a maximum maturity or average life for individual issues of 5 years or less at the time of purchase and a dollar-weighted average portfolio maturity of more than 2 but less than 5 years.
The Advisor invests primarily in corporate debt and U.S. government securities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a NRSRO or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings. In managing the portfolio, the Advisor monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Advisor also follows closely new issue and secondary activity in the corporate debt market.
The Fund intends to invest in the securities of U.S. government-sponsored entities ("GSEs"). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.
The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).
For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

Investor Profile
Investors willing to accept the risk of a low to moderate amount of fluctuation of their investment for the benefit of a higher total return

What are the main
risks of investing
in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
   Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.
   Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due.
   If an issuer defaults, a Fund will lose money.
   Active Trading Risk: The Fund may trade
   securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the "Glossary of Investment Risks."

Performance Information - to be filed by amendment
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares for each of the last 10 calendar years.



Fees and Expenses - to be filed by amendment
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


Example - to be filed by amendment
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



Shareholder Information
Before you invest, we encourage you to carefully read the Fund profiles included in this Prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

Choosing a Share Class
The Funds offer different classes of Shares, each of which has different expenses and other characteristics. One class of Fund Shares -- Trust Shares-- is offered in this Prospectus. Three other classes of Fund Shares -- Investment A Shares, Investment B Shares, and Interfund Shares of the Money Market Fund -- are offered in separate Prospectuses. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of Trust Shares:

Trust Shares
   o  No sales charges.
   o  No Distribution (Rule 12b-1) fees
   o Available only to fiduciary, advisory, agency and other similar clients of The Huntington National Bank, its affiliates or correspondent banks as well as customers of third party financial institutions.
For the actual past expenses of the Trust Shares, see the individual Fund profiles earlier in this Prospectus.

All of the Funds also offer Investment A Shares, certain of the Funds offer Investment B Shares, and the Money Market Fund offers Interfund Shares. Each of these classes has its own expense structure. Investment A and Investment B Shares are available to investors who are not otherwise eligible for Trust Shares. Interfund Shares are available only for purchase by the Funds.

                                     Distribution of the Funds
Edgewood Services, Inc. ("Distributor") , whose address is 5800 Corporate Drive, Pittsburgh, PA 15237, serves as the Distributor of the Funds offered by this Prospectus. From time to time, the Distributor may pay out of its reasonable profits and other resources (including those of its affiliates) advertising, marketing and other expenses for the benefit of the Funds.


SHAREHOLDER SERVICES

The Trust has entered into an Administrative Services Agreement with Huntington Bank pursuant to which Huntington Bank will perform certain shareholder support services with respect to the Trust Shares of each of the Funds.
In consideration for such services, Huntington is paid a fee by the Funds at a maximum annual rate of up to 0.25% of the average daily NAV of such Shares of each Fund.



ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor, the Advisor and its affiliates may pay out of their own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell Shares of the Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds' prospectus because they are not paid by the Funds.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder service fees arrangement. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor, their affiliates, or the Funds and any services the financial intermediary provides. The Statement of Additional Information (SAI) contains additional information on the types of additional payments that may be paid.

                          Pricing Shares
The price at which the Funds will offer or redeem Shares is the net asset value ("NAV") per Share next determined after the order is considered received. The Funds do not assess any front end or contingent deferred sales charges. However, consult your financial institution to determine if there are additional fees or charges that are separately assessed when purchasing, exchanging or redeeming Shares. The Trust calculates NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on market value. The Trust attempts to stabilize the NAV per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method.
In computing NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to the Trustees approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities traded on a national securities exchange or reported on the NASDAQ National Market System at the last reported sales price on the principal exchange. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities not included in the NASDAQ National Market System, securities are valued at a bid price estimated by the security pricing service. U.S. Government obligations held by the Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Foreign equity securities are valued at the last sales price, or if no sales price is given at a bid price estimated by the security pricing service, and are subject to modification based on significant events, as described below. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including foreign debt securities and zero-coupon securities, securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Option contracts are valued at the last quoted bid price as reported on the primary exchange of the board of trade on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.
Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security's market price is readily available. In such situations, the Trust's sub-financial administrator may request that the Trust's Pricing Committee, as described herein, make its own fair value determination.

Securities for which market quotations are not readily available are valued at their "fair value." In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund ("good faith fair valuation"). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee's procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The Funds may use the fair value of a security to calculate its NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds' Advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the New York Stock Exchange ("NYSE"), which is when each Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Fund's NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds' Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since the International Equity Fund invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since the Situs Small Cap Fund invests some of its assets in foreign securities, it may be affected, although to a lesser extent.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

The Trust calculates the NAV per share for each of the Funds (other than the Money Market Funds) as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. The Trust calculates the NAV per share for each Money Market Fund twice a day, as follows: at 10:30 a.m. Eastern time for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund; at 1:00 p.m. Eastern Time for the Money Market Fund and the U.S. Treasury Money Market Fund; and as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern Time) for each Money Market Fund, on each day that the NYSE is open.
In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Money Market Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing. Please call the Trust at (800) 253-0412, if you have any questions about purchasing shares.
The Funds are open for business on any day the NYSE is open, except for Columbus Day and Veterans' Day. The Funds are closed on the following NYSE holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                          Purchasing Shares
You may purchase Shares of the Money Market Funds on any business day when the Federal Reserve Bank, the NYSE and the principal bond markets (as recommended by the Bond Market Association) are open, and as discussed under "Pricing Shares" above. You may purchase Shares of all the Income Funds and Equity Funds on any business day when both the Federal Reserve Bank and the NYSE are open.

What Shares Cost
  Money Market Funds
Your purchase order is priced at the next NAV calculated after your order is received by the Trust or its designated agent. With regard to investments in the Money Market Fund or the U.S. Treasury Money Market Fund, if your order is received by the Trust or its designated agent before 1:00 p.m. (Eastern Time) and the Trust receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earning dividends that day. With regard to investments in the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund, if your order is received by the Trust or its designated agent before 10:30 a.m. (Eastern Time) and the Trust receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earning dividends that day. Investments in the money market funds made by check, Automated Clearing House ("ACH") or Systematic Investment Program ("SIP") are considered received when the payment is converted to federal funds (normally the next business day).
  All Other Funds
Your purchase order is priced at the next NAV calculated after your order is received by the Trust or its designated agent.

In order to purchase Shares of a Fund (other than the Money Market Funds) on a particular day, the Trust must receive payment in good federal funds within three (3) business days.

Notes About Purchases
The Trust reserves the right to suspend the sale of Shares of any of the Funds temporarily and the right to refuse any order to purchase Shares of any of the Funds.

If the Trust receives insufficient payment for a purchase, or the Trust does not receive payment within three (3) business days, or your check doesn't clear, it may cancel the purchase and you may be liable for any losses to the Funds. In addition, you will be liable for any losses or fees incurred by the Trust or its transfer agent in connection with the transaction.

How to Buy Trust Shares
 1.   Minimum investment requirements:
    o $1,000 for initial investments outside the Systematic
    Investment Program ("SIP") o $500 for subsequent investments o $50 for initial and subsequent investments through the SIP
 2.   Call
    oYour Huntington Account Administrator
 3.   Make Payment
    oBy check payable to the applicable Fund --
     Trust Shares to: Huntington Funds P.O.
     Box 6110
     Indianapolis, IN
     46206-6110
Note: Checks must be made payable to the Huntington Funds. Third party checks will not be accepted.
        (The Trust will treat your order as having been received once the
                                              Trust receives your check.)
     OR
   o By Federal funds wire to: Huntington National Bank NA ABA #044000024 Huntington Fund Account #01892228947 Shareholder Name Shareholder Account Number
(The Trust will treat your order as having been received immediately upon receipt by its transfer agent)
OR
   o  Through the SIP
   o (Once you become a participant in SIP, your investments will be made automatically at your requested intervals)
Other methods of acceptable payment are discussed in the Statement of Additional Information.

Systematic Investment Program ("SIP")
You may invest on a regular basis in Shares of one or more Funds through the SIP. To participate, you must open an account with the Trust by calling (800) 253-0412, request and complete an application, and invest at least $50 at periodic intervals.

Once you have signed up for the SIP, the Trust will automatically withdraw money from your bank account and invest it in Trust Shares of the Fund you specify. Your participation in the SIP may be canceled if you do not maintain sufficient funds in your bank account to pay for your investment.

                          Exchanging Shares
  Money Market Funds
On any business day when the Federal Reserve Bank, the NYSE, and the principal bond markets are open, you may exchange Trust Shares of the Funds for Trust Shares of any other Fund offering such shares and as discussed under "Pricing Shares."

  All Other Funds
On any business day when both the Federal Reserve Bank and the NYSE are open, you may exchange Trust Shares of all other Funds for the same class of Trust Shares of any other Fund.

  Additional Information
In order to exchange Shares of a Fund on a particular day, the Trust or its designated agent must receive your request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) that day.

The Trust may terminate or modify the exchange privilege at any time. In the case of termination or material changes other than the elimination of applicable sales charges, you will be given 60 days prior notice. However, the Fund's management or Advisor may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds.

An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a short or long-term capital gain or loss.

The Statement of Additional Information contains more information about exchanges.
How to Exchange Shares
 1.   Satisfy the minimum account balance requirements
    o You must maintain the required minimum account balance in the
    Fund out of which you are exchanging shares.
 2. Call (You must have completed the appropriate section on your account application)
    oHuntington Funds at (800) 253-0412
    oThe Huntington Investment Company at (800) 322-4600
    oYour Huntington Account
     Administrator OR
Write
    oHuntington
     Funds P.O.
     Box 6110
     Indianapolis, IN 46206-6110
 3.   Provide the required information
    oSpecify that you are exchanging OUT OF Trust Shares of the designated Fund.
    oYour account number
    oThe name and address on your account (account registrations must be identical)
    oThe dollar amount or number of shares to be exchanged
    oName of the Fund into which you wish to make the exchange
     (exchange INTO)
    oYour signature (for written requests)
     (For   corporations,   executors,   administrators,   trustees   and
     guardians, and in certain other special circumstances, telephone exchanges will not be available and you will need a New Technology Medallion Signature Guarantee in order to make an exchange)
Redeeming Shares
  Money Market Funds
You may redeem Shares of the Money Market Funds on any business day when the Federal Reserve Bank, the NYSE and the principal bond markets are open, and as discussed under "Pricing of Shares" above.

  All Other Funds
You may redeem Shares of all other Funds on any business day when both the Federal Reserve Bank and the NYSE are open.

How to Redeem Trust Shares
 1. Call (You must have completed the appropriate section on your account application)
    oHuntington Funds at (800) 253-0412;
    oThe Huntington Investment Company at (800) 322-4600; or
    oYour Huntington Account
     Administrator. OR
Write
    o Huntington
    Funds P.O. Box
    6110
     Indianapolis, IN 46206-6110
 2.   Provide the required information
    oThe name of the Fund from which you wish to redeem shares oYour account number oThe name and address on your account oYour bank's wire transfer information (for wire transfers) oThe dollar amount or number of Shares you wish to redeem oYour signature (for written requests)
     (If you request a redemption of over $50,000, request any redemption to be sent to an address other than the address on record with the Trust or request any redemption to be paid to a person or persons other than the shareholder(s) of record, you will need a New Technology Medallion Signature Guarantee in order to redeem)
Note: Proceeds from the redemption of Shares purchased by check, ACH, or SIP will be delayed until the purchase has cleared, which may take up to ten business days.

  Additional Information
In order to redeem Shares of the Income Funds or Equity Funds on a particular day, the Trust or its designated agent must receive your request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

For shareholders who request redemptions prior to (1:00 p.m. (Eastern
Time) for the Money Market Fund and the U.S. Treasury Money Market Fund and prior to 10:30 a.m. (Eastern Time) for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund, usually the proceeds will be wired on the same day or a check will be mailed on the following business day. In addition, you will not receive dividends declared on the day of redemption. For Money Market Fund shareholders who request redemptions after the cut-off time mentioned above and for Income Fund and Equity Fund shareholders, usually proceeds will be wired or a check will be mailed the following business day after NAV is next determined, in which case you will be entitled to receive dividends declared on the day of redemption. Redemption requests made through The Huntington Investment Company or a Huntington Account Administrator will be promptly submitted to the Trust. Proceeds are wired to an account designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder's address of record.

Systematic Withdrawal Program
You may choose to receive periodic payments from redemptions of Trust Shares of one or more Funds you hold through the Systematic Withdrawal Program. To participate, you must have an account balance with the Trust of at least $10,000. Once you have signed up for the Program by calling the Trust, The Huntington Investment Company or your Account Administrator, the Trust will automatically redeem shares from your account and electronically send the proceeds to the bank account you specify.

Redemption of Accounts with Balances Under $1,000
Due to the high cost of maintaining accounts with low balances, if your Trust Shares account balance in any one Fund falls below $1,000, the Trust may choose to redeem those shares and close that account without your consent. The Trust will not close any account which is held through a retirement plan or any account whose value falls below $1,000 as a result of changes in a Fund's NAV. If the Trust plans to close your account, it will notify you and provide you with 30 days to add to your account balance.

Other Information
To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of Shares of any of the Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the SEC. The Trust also reserves the right to postpone payment for more than seven days where payment for Shares to be redeemed has not yet cleared.

Telephone Transactions
If you completed the appropriate application available from the Fund and your investment professional, you are eligible to call to redeem or exchange Shares. Your telephone instructions may be recorded to verify that the Fund, its transfer agent and/or your investment professional follows reasonable procedures. Otherwise, they may be liable for losses due to unauthorized or fraudulent telephone instructions.


Frequent Trading Policies
Frequent or short-term trading into and out of a Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs, and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund's NAV in advance of the time as of which NAV is calculated or through an overall strategy to buy and sell Shares in response to incremental changes in the Fund's NAV.

The Funds' Trustees have approved policies and procedures intended to discourage excessive, frequent or short-term trading of the Funds' Shares. The Funds' fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See "How are Shares Priced?" The Funds also monitor trading in Shares in an effort to identify disruptive trading activity. The Funds monitor trades where there is a purchase and redemption or exchange of similar amount into and out of the Funds within a specified period, as well as purchases over a certain
amount.    The Funds may also monitor trades into and out of the Funds over longer periods. Whether or not the specific monitoring limits are exceeded, the Funds' management or Advisor may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Funds and other shareholders and may preclude the shareholder from making further purchases or exchanges of Shares. The Funds' management and Advisor may also take action to limit or suspend further trading by a financial intermediary if it is deemed to be engaged in excessive trading and/or does not cooperate satisfactorily with requests for details about trading activity. No matter how the Funds define their limits on frequent trading of Shares, other purchases and sales of Shares may have adverse effects on the management of a Fund's portfolio and its performance. Also, it is possible that frequent trading may occur in the Funds without being identified because certain investors may seek to hide their identity or trading activity, or there may be operational or technical limitations that limit the Funds' ability to monitor and restrict frequent trading.

The Funds' objective is that their restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Funds anticipate that limitations on their ability to identify trading activity to specific shareholders, including where shares are held through financial intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases. For example, while the Funds will seek the cooperation of financial intermediaries to enforce the Funds' policies on frequent trading, certain intermediaries may be unwilling or unable to implement such policies. Therefore, the Funds may be unable to uniformly monitor and restrict trading activity through such intermediaries. Also, because certain of the Funds are sold to participant-directed employee benefit plans, and there may be regulatory constraints on the plans' ability to limit trading by the individual participants, the Funds may not be able to effectively monitor or restricting trading by these participants.

The Advisor will provide to the Funds' Trustees a quarterly report of all potential occurrences which were detected during the preceding quarter, and a description of any action taken with respect thereto.

Money Market Funds. Given the short-term nature of the Money Market Funds' investments and their use of the amortized cost method for calculating the NAV of Money Market Fund Shares, the Funds do not anticipate that, in the normal case, frequent or short-term trading into and out of the Money Market Funds will have significant adverse consequences for the Money Market Funds and their shareholders. For this reason and because the Money Market Funds are intended to be used as liquid short-term investments, the Funds' policies or procedures to discourage frequent or short-term trading do not apply to the Money Market Funds' Shares. However, the Money Market Funds may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing or exchanging shares of the Money Market Funds and other non-Money Market Funds if the Funds' management or Advisor determines from the amount, frequency or pattern of purchases and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the non-Money Market Funds and their shareholders.


PORTFOLIO HOLDINGS INFORMATION
You can access summary portfolio composition information concerning each Fund's portfolio holdings in the "Fund Fact Sheets" option under the "Fund Shareholders" or "Prospective Investors" pages of the Huntington Funds website at www.huntingtonfunds.com or go directly to
http://www.huntingtonfunds.com/misc/factsheets.asp.   This information
is prepared as of the end of each quarter, is posted on the website approximately 30 days after the end of the quarter, and remains there until replaced by the information for the succeeding quarter. The summary portfolio composition information may include the following types of information, but is subject to change: identification of the Fund's top ten holdings, and percentage breakdowns of the portfolio holdings by sector, credit quality, and/or country, as applicable.

In addition, each Fund's annual and semiannual reports contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. You may request copies at http://www.huntingtonfunds.com/quick/request.asp or by calling 1-800-253-0412. Each Fund also prepares a report on Form N-Q of its portfolio holdings as of the end of the Fund's first and third fiscal quarters. Each of these fiscal quarter reports contains complete listings of the Fund's portfolio holdings and is filed with the SEC within 60 days of the end of the reporting period at the SEC's website at www.sec.gov., or you may request a copy by calling The Huntington Funds at its toll-free number of 1-800-253-0412.








More About the Huntington Funds
                                       Management of the Trust
The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund's business. The Advisor, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43287, serves as investment advisor to the Funds pursuant to investment advisory agreements with the Trust.

Investment Advisor
Subject to the supervision of the Trustees, the Advisor provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

The Advisor, a separate, wholly owned subsidiary of The Huntington National Bank, is the investment advisor to the Huntington Funds. As of December 31, 2004, the Advisor had assets under management of $X.XX billion. The Advisor (and its predecessor) has served as investment advisor to the Funds since 1987.

The Huntington National Bank is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated ("HBI"), a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287. As of December 31, 2004, The
Huntington National Bank had assets of $XX billion.

Subject to the supervision of the Advisor, the assets of the Macro 100 Fund are managed on a daily basis by the Sub-Advisor, Laffer Investments, Inc. ("Laffer Investments"), a portfolio management company. The Sub-Advisor is paid by the Advisor and not by the Fund. The address for Laffer Investments is 2908 Poston Avenue, Nashville TN 37203. Laffer Investments has no prior experience managing mutual funds, however, it has been managing client assets since 2000. Laffer Investments leverages the research capabilities of its research partner, Laffer Associates, which has a 24-year track record of developing, testing and refining successful investment methodologies, research and models exclusively for the asset management industry. As of December 31, 2004, Laffer Investments managed more than $XXX million in assets for corporate ERISA, corporate, foundation and endowment clients.

The Advisor has designated the following as Portfolio Managers. Included is their business experience for the last five years.
B. Randolph Bateman serves as Co-Portfolio Manager of the Dividend Capture Fund, Portfolio Manager of the Situs Small Cap Fund and President and Chief Investment Officer of the Advisor. Mr. Bateman joined The Huntington National Bank in 2000 as Chief Investment Officer. Mr. Bateman served as Chief Investment Officer of Star Bank from 1988 through 2000. Mr. Bateman is a Chartered Financial Analyst. He received his Bachelor's Degree from North Carolina State University. Christopher G. Cwiklinski serves as Co-Portfolio Manager of the Income Equity Fund and Vice President and Senior Portfolio Manager of the Advisor. Mr. Cwiklinski joined The Huntington National Bank in 2001 as a Vice President. In 2001, Mr. Cwiklinski served as a consultant for Segal Advisors and from 1997 to 2001 he served as Vice President of National City Bank. Mr. Cwiklinski is a Chartered Financial Analyst. He received his Bachelor's degree in Business Administration from Bowling Green State University.

William G. Doughty serves as the Portfolio Manager of the Mortgage Securities Fund, Intermediate Government Income Fund and Short/Intermediate Fixed Income Securities Fund. He is and is Vice President of the Advisor. Mr. Doughty joined The Huntington National Bank in 1961 as Vice President. He received his M.B.A. from The University of Dayton.
James J. Gibboney, Jr. serves as the Portfolio Manager of the Growth Fund and Senior Vice President of the Advisor. Mr. Gibboney joined The Huntington National Bank in 1989 and became Senior Vice President in 2003. Mr. Gibboney served as Vice President of The Huntington National Bank from 1989 to 2003. Mr. Gibboney is a Chartered Financial Analyst. He received his M.B.A. from Xavier University.

Craig J. Hardy serves as Co-Portfolio Manager of the Income Equity Fund and as Vice President of the Advisor. Mr. Hardy joined The Huntington National Bank in 1998 as a Vice President and is a member of its Investment Policy Committee. Mr. Hardy is a Chartered Financial
Analyst. He received his Bachelor's degree in Economics from Princeton University and received his M.B.A. from Case Western Reserve University. Paul Koscik serves as the Portfolio Manager of the Rotating Markets
Fund and as Vice President of the Advisor. Mr. Koscik joined The Huntington National Bank in 1984 and serves as Vice President. He received his Bachelor's Degree and J.D. from the University of Akron.
An Investment Committee is responsible for the daily portfolio management of the Macro 100 Fund. The Investment Committee is headed by Arthur B. Laffer, Ph.D. Dr. Laffer is the Chairman and Chief Investment Officer of Laffer Investments. Dr. Laffer was the architect of supply-side economics and was a primary economic advisor under the Reagan Administration in the U.S. and the Thatcher Administration in the U.K. Dr. Laffer received his Bachelor's Degree from Yale University and his M.B.A. and Ph.D in economics from Stanford University.
Madelynn M. Matlock serves as the Portfolio Manager of the International Equity Fund and Vice President of the Advisor. Ms.
Matlock joined The Huntington National Bank in 2001 and serves as Vice President and the Director of International Investments. Ms. Matlock served as Director of Research and Director of International Investment for Bartlett & Co. from 1981 through 2001. She is a Chartered Financial Analyst and received her Bachelor's Degree and M.B.A. in Finance from the University of Cincinnati.
Kirk Mentzer serves as Co-Portfolio Manager of the Dividend Capture Fund, Portfolio Manager of the Fixed Income Securities Fund and Senior Vice President of the Advisor. Mr. Mentzer joined The Huntington National Bank in 2000 and serves as Senior Vice President and Director of Fixed Income Research. He served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000. Mr.
Mentzer received his M.B.A. from Xavier University.
Christopher M. Rowane serves as the Portfolio Manager of the Mid Corp America Fund and as Senior Vice President of the Advisor. Mr. Rowane joined The Huntington National Bank in 2000 and is a Senior Vice President. Mr. Rowane served as Director of Portfolio Management for Firstar from 1993 through 2000. Mr. Rowane is a Chartered Financial Analyst. He received his Bachelor's Degree and M.B.A. from Gannon University.
Dr. Bernard Shinkel serves as the Portfolio Manager of the New Economy Fund and as Vice President of the Advisor. Dr. Shinkel joined The Huntington National Bank in 1997 and is Vice President. He received his Master's in Taxation from Walsh College of Accountancy and Business.
Dr. Shinkel received his Master's and Ph.D. in Management from Purdue
University.

Kathy Stylarek serves as the Portfolio Manager of the Ohio Tax-Free Fund and Michigan Tax-Free Fund. Ms. Stylarek joined the Advisor in 2001 and is a Vice President of The Huntington National Bank and the Advisor. Ms. Stylarek served as Senior Trader at SunTrust Bank from 1997 through 2001. She received her Bachelor's Degree from the University of South Florida.

Fees Paid to Advisor and Affiliates
The Huntington National Bank is also responsible for providing administration, accounting and custodian services to the Trust. The Huntington National Bank is entitled to receive a maximum fee of .135% of the Funds' average daily net assets for administrative services, a maximum fee of .0425% of the Funds' average daily net assets for financial administration and portfolio accounting services (subject to a minimum annual fee of $9,000 for new share classes added on or after December 1, 2001), and a maximum fee of .026% of each Fund's average daily assets for custody services. Trust Shares are also subject to either an administrative services fee of 0.25% of the average daily net assets to be paid to The Huntington National Bank or a shareholder services fee not to exceed 0.25% of the daily net assets of to be paid to the Distributor. The Advisor and its affiliates may pay out of their own reasonable resources and profits fees or other expenses for shareholder and/or recordkeeping services and/or marketing support.

The Trust pays the Advisor management fees as a percentage of average daily net assets as follows: Florida Tax-Free Money Fund, Money Market Fund and Ohio Municipal Money Market Fund:

Tiered                                         Annual Rate
Up to $500 million                                0.30%
On the next $500 million                          0.25%
On $1 billion and more                            0.20%
All other Funds:
U.S. Treasury Money Market Fund                   0.20%
Dividend Capture Fund                             0.75%
Growth Fund                                       0.60%
Income Equity Fund                                0.60%
International Equity Fund                         1.00%
Macro 100 Fund*                                   0.75%
Mid Corp America Fund                             0.75%
New Economy Fund                                  0.85%
Rotating Markets Fund                             0.50%
Situs Small Cap Fund                              0.75%
Fixed Income Securities Fund                      0.50%
Intermediate Government Income Fund               0.50%
Michigan Tax-Free Fund                            0.50%
Mortgage Securities Fund                          0.50%
Ohio Tax-Free Fund                                0.50%
Short/Intermediate Fixed Income Securities Fund   0.50%

   o Pursuant to its Sub-Advisory agreement with the Advisor, Laffer Investments receives an annual fee equal to 0.50% of the Macro 100 Fund's average daily net assets. This fee is paid by the Advisor and not the Macro 100 Fund.
                                       Dividends and Distributions
The Money Market Funds and all of the Income Funds, except the Mortgage Securities Fund, declare dividends on investment income daily and pay them monthly. The Mortgage Securities Fund declares and pays dividends monthly.

Each of the other Funds offered by these Prospectuses declares and pays dividends on investment income, if any, according to the following schedule:

Dividend Capture Fund    Monthly
Growth Fund              Annually
Income Equity Fund       Monthly
International Equity FundAnnually
Macro 100 Fund           Annually
Mid Corp America Fund    Annually
New Economy Fund         Annually
Rotating Markets Fund    Annually
Situs Small Cap Fund     Annually

The Funds also make distributions of net capital gains, if any, at least annually.

If you purchase shares by check, ACH or SIP, you will begin earning dividends on the next business day after your order has been received by the Trust.

Distribution Options
All dividends and distributions payable to a holder of Shares will be automatically reinvested in additional shares of the same class of the Fund, unless the shareholder makes an alternative election. Shareholders may choose to receive all distributions in cash or may choose to reinvest capital gains distributions, but receive all other distributions in cash.

                                       Tax Consequences
There are many important tax consequences associated with investment in the Funds offered by this Prospectus. The following is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.
Federal Income Taxes
  Taxation of Shareholder Transactions
An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and, as with all sales, exchanges or redemptions of Fund shares, any gain on the transaction will be subject to federal income tax.

  Taxation of Distributions
Each of the Funds offered by this Prospectus intends to distribute substantially all of its net investment income (including net realized capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the Shares. Additionally, distributions of investment income designated by the Fund as derived from "qualified investment income" will be taxed at the rate applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. Long-term capital gains rates applicable to individuals have been reduced to 15%, with lower rates applicable to taxpayers in the 10% and 15% rates, through December 31, 2008. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).

  Exempt-Interest Dividends
If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes but may be subject to state and local taxes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

  Avoid Withholding Tax
Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and proceeds of sales, exchanges, or redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) or otherwise fails to meet certain requirements imposed by the IRS. Shareholders are urged to read the additional information concerning withholding provided in the Statement of Additional Information.
State Income Taxes
In addition to the exemption from federal income taxes, the income dividends distributed by the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are generally intended to be exempt from Ohio personal income taxes. Similarly, the income dividends distributed by the Michigan Tax-Free Fund are generally intended to be exempt from Michigan city and state personal income taxes and the Michigan single business tax. For any portion of these Funds not invested in tax-exempt securities, distributions of income dividends may be subject to state taxation.

With respect to the Florida Tax-Free Money Fund, the State of Florida does not currently impose an income tax on individuals, but does impose such a tax on corporations. Consequently, the income dividends distributed by the Florida Tax-Free Money Fund will not be subject to Florida taxation for individuals, but may be taxable to corporate shareholders (including limited liability company shareholders that are taxed as corporations for federal income tax purposes).

The Florida Tax-Free Money Fund is also intended to exempt its shareholders from Florida's intangible personal property tax. If on the last business day of any year, the Florida Tax-Free Money Fund consists solely of notes, bonds and other obligations issued by the State of Florida or its municipalities, counties and other taxing districts, or by the U.S. government, its agencies and certain U.S. Territories and possessions (such as Guam, Puerto Rico and the Virgin Islands) the Fund's Shares will be exempt from the Florida intangible tax payable in the following year.

In order to take advantage of the exemption from the intangible tax in any year, the Florida Tax-Free Money Fund may need to sell non-exempt assets held in its portfolio during the year and reinvest the proceeds in exempt assets on or before the last business day of the calendar year. Transaction costs involved in restructuring a Fund in this manner would likely reduce investment return and might exceed any increased investment return the Fund achieved by investing in non-exempt assets during the year.

                                       Financial Information
Financial Highlights
The financial highlights tables that follow are intended to help you understand each Fund's financial performance for the periods ended December 31. Certain information reflects financial results for a single Fund unit. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements, which have been audited by __________, independent auditors, whose report along with the Funds' financial statements, is included in the Funds' Annual Report, which is available upon request.

Additional Investment Strategies
Fundamental Investment Policies
The following are fundamental policies of the indicated Funds:

Florida Tax-Free Money Fund
   o under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax.
Ohio Municipal Money Market Fund
   o under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.
Growth Fund
o at least 65% of total assets will be invested in equity securities. Michigan Tax-Free Fund
   o under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Michigan state income tax.
Ohio Tax-Free Fund
   o under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Ohio state income tax.
   o no investment in securities which generate income treated as a preference item for federal alternative minimum tax purposes.
Short/Intermediate Fixed Income Securities Fund
o at least 65% of total assets in fixed income securities.
Additional Investment Information
Rotating Markets Fund. Both in current market conditions and, more importantly, over longer time periods, the Advisor believes that rotating investments among equity market segments, each of which may be representative of one or more indices, holds the most promise of maximizing performance for Fund shareholders. The Advisor believes that a focus on investing in stocks representative of one of four equity market segments (i.e., small-cap, mid-cap, large-cap and international) will offer the greatest potential for capital appreciation. At any given time, the Fund will be invested (with the exception of cash and short-term securities) in one of the four equity market segments as selected by the Advisor from time to time. While there is no present intention to do so, it is possible that, in the future, the Advisor will seek to add other market segments for possible investments, subject to modification of the Prospectus to reflect such a change. In addition, the Advisor will retain the flexibility to invest in growth and/or value stocks based on its expectation of what will provide the greatest potential for capital appreciation at any given time. The Advisor does not intend to concentrate in any particular industry or sector. As a result, the Advisor retains a broad mandate and discretion to invest in those stocks in a market segment that it believes are best positioned at any time to provide shareholders with capital appreciation. There is no guarantee that the Advisor will be able to predict the equity market segment that offers the greatest return or the timing of rotations among equity market segments. To the extent the Fund invests in index-based securities an investor will bear not only a proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the issuer of the index-based security. In addition, an investor will bear his proportionate share of expenses, if any, related to the distribution of the Fund's Shares, and he/she may also indirectly bear transaction fees paid by the Fund incurred in the purchase of index-based securities. Finally, an investor should recognize that, as a result of the Fund's ability to invest in index-based securities, he/she may receive taxable capital gains distributions to a greater extent than would be the case if he/she invested directly in the securities comprising the index.

                                       Investment Practices
The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about these and other securities in which the Funds may invest.

Fund Name                                      Fund Code
Florida Tax-Free Money Fund                        1
Money Market Fund                                  2
Ohio Municipal Money Market Fund                   3
U.S.Treasury Money Market Fund                     4
Dividend Capture Fund                              5
Growth Fund                                        6
Income Equity Fund                                 7
International Equity Fund                          8
Marco 100 Fund                                     9
Mid Corp America Fund                             10
New Economy Fund                                  11
Rotating Markets Fund                             12
Situs Small Cap Fund                              13
Fixed Income Securities Fund                      14
Intermediate Government Income Fund               15
Michigan Tax-Free Fund                            16
Mortgage Securities Fund                          17
Ohio Tax-Free Fund                                18
Short/Intermediate Fixed Income Securities Fund   19


Instrument                                           Fund     Risk Type
                                                       Code
American Depository Receipts (ADRs): ADRs are          5-13    Market
foreign Shares
of a company held by a U.S. bank that issues a                Political
receipt evidencing
ownership. ADRs pay dividends in U.S. dollars.                 Foreign
Generally, ADRs                                              Investment
designed for trading in the U.S. securities markets.          Currency
                                                              Custodial
                                                                 and
                                                               Related
                                                             Investment
                                                                Costs
Asset-Backed Securities: Securities backed by company1-4,11,1Pre-payment
receivables, home equity loans, truck and auto          19    Extension
loans, leases,
credit card receivables and other securities backed            Market
by other
types of receivables or assets.                                Credit
                                                              Regulator
Bankers' Acceptances: Bills of exchange or time      1-3,5-19  Credit
drafts drawn on
and accepted by a commercial bank. They generally             Liquidity
have maturities
of six months or less.                                         Market
Bonds: Bonds or fixed income securities pay          1-15,17,19Market
interest, dividends or
distributions at a specified rate. The rate may be a           Credit
fixed percentage
of the principal or adjusted periodically. In                 Liquidity
addition, the issuer of a
bond or a fixed income security must repay the               Pre-payment
principal amount of
the security, normally within a specified time.               Extension
Bonds or fixed income
securities provide more regular income than equity
securities.
However, the returns on bonds or fixed income
securities are
limited and normally do not increase with the
issuer's earnings.
This limits the potential appreciation of bonds or
fixed income securities
as a compared to equity securities.
Call and Put Options: A call option gives the buyer    5-13  Management
the right to buy, and
obligates the seller of the option to sell, a                 Liquidity
security at a specified price. A
put option gives the buyer the right to sell, and              Credit
obligates the seller of the
option to buy, a security at a specified price. The            Market
Funds will sell only covered
call and secured put options, and may buy bonds'              Leverage
existing option contracts
known as "closing transactions."
Certificates of Deposit: Negotiable instruments with 1-3,5-19  Market a stated maturity.
                                                               Credit
                                                              Liquidity
Commercial Paper: Secured and unsecured short-term   1-3,5-19  Credit
promissory notes
issued by corporations and other entities. Their              Liquidity
maturities generally vary
from a few days to nine months.                                Market
Common Stock: Shares of ownership of a company.      5-13,17   Market
Convertible Securities: Bonds or preferred stock     5-14,17,19Market
that convert to
common stock.                                                  Credit


Instrument                                       Fund       Risk Type
                                                   Code
Demand Notes: Securities that are subject to     1-3,5-19    Credit
puts and
standby commitments to purchase the securities               Market
at a fixed
price (usually with accrued interest) within a              Liquidity
fixed
period of time following demand by a Fund.                 Management
Derivatives: Instruments whose value is derived    5-19    Management
from an
underlying contract, index or security, or any               Market
combination
thereof, including futures, options (e.g., put               Credit
and calls),
options on futures, swap agreements, and some               Liquidity
mortgage-backed securities.                                 Leverage
European Depositary Receipts (EDRs): EDRs, which 8,9,11-13   Market
are
sometimes referred to as Continental Depositary             Political
Receipts, are
securities, typically issued by a non-U.S.                   Foreign
financial institution,                                     Investment
that evidence ownership interests in a security             Currency
or a pool of
securities issued by either a U.S. or foreign             Custodial and
issuer. Generally,                                           Related
EDRs are designed for trading in European                  Investment
securities markets.                                           Costs
Foreign Securities: Stocks issued by foreign     5-13,14,19  Market
companies
including ADRs, EDRs and Global Depository                  Political
Receipts (GDRs),
as well as commercial paper of foreign issuers               Foreign
and                                                        Investment
obligations of foreign governments, companies,              Liquidity
banks,
overseas branches of U.S. banks or supranational            Currency
entities.
                                                          Custodial and
                                                             Related
                                                           Investment
                                                              Costs
Forward Foreign Currency Contracts: An           5-13,14,19Management
obligation to
purchase or sell a specific amount of a currency            Liquidity
at a
fixed future date and price set by the parties               Credit
involved
at the time the contract is negotiated.                      Market
                                                            Political
                                                            Leverage
                                                             Foreign
                                                           Investment
                                                            Currency
                                                          Custodial and
                                                             Related
                                                           Investment
                                                              Costs
Foreign Exchange Contracts: Spot currency trades 8,12,13   Management
whereby
one currency is exchanged for another. The Fund             Liquidity
may also
enter into derivative contracts in which a                   Credit
foreign currency
is an underlying contract.                                   Market
                                                            Political
                                                            Leverage
                                                             Foreign
                                                           Investment
                                                            Currency
                                                          Custodial and
                                                             Related
                                                           Investment
                                                              Costs


Instrument                                         Fund     Risk Type
                                                    Code
Futures and Related Options: A contract providing   5-19   Management
for the
future sale and purchase of a specific amount of a           Market
specific
security, class of securities, or index at a                 Credit
specified time
in the future and at a specified price. The                 Liquidity
aggregate value
of options on securities (long puts and calls)              Leverage
will not
exceed 10% of a Fund's net assets at the time it
purchases
the options. Each Fund will limit obligations
under futures,
options on futures, and options on securities to
no more
than 25% of the Fund's assets.
Global Depositary Receipts (GDRs): GDRs are        8-9,11-13 Market
securities,
typically issued globally by a non-U.S. financial           Political
institution,
that evidence ownership interests in a security or           Foreign
a pool                                                     Investment
of securities issued by either a U.S. or foreign            Currency
issuer.
Generally, GDRs are designed for trading in               Custodial and
non-U.S.                                                     Related
securities markets.                                        Investment
                                                              Costs
Illiquid Securities: Securities that ordinarily     1-19    Liquidity
cannot be sold
within seven business days at the value the Fund             Market
has estimated
for them. Each of the Money Market Fund, Ohio
Municipal
Money Market Fund, U.S. Treasury Money Market Fund,
Growth Fund, Income Equity Fund, Fixed income
Securities
Fund, Michigan Tax-Free Fund, Mortgage Securities
Fund,
Ohio Tax-Free Fund and Short/Intermediate Fixed
Income Securities
Fund may invest up to 10% of its total assets in
illiquid securities.
Each of the Dividend Capture Fund, International
Equity Fund,
Macro 100 Fund, Mid Corp America Fund, New Economy
Fund,
Rotating Markets Fund, Situs Small Cap Fund and
Intermediate
Government Income Fund may invest up to 15% of its
assets in illiquid
securities. The Florida Tax-Free Money Fund may
invest up to
10% of its net assets in illiquid securities.
Index-Based Securities: Index-based securities      5-13     Market
such as
iShares Russell 2000 Index Fund, Standard & Poor's
Depository
Receipts ("SPDRs") and NASDAQ-100 Index Tracking
Stock
("NASDAQ 100s"), represent ownership in an investment portfolio of common stocks designed to track the price, performance and dividend yield of an index, such as the
Russell 2000 Index or the NASDAQ-100 Index.
Index-based
securities entitle a holder to receive
proportionate quarterly
cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less expenses.


Instrument                                         Fund      Risk Type
                                                     Code
Investment Company Securities: Shares of             1-19     Market
registered investment
companies. These may include Huntington Money
Market Funds
and other registered investment companies for
which the Advisor
or any of their affiliates serves as investment
advisor, administrator
or distributor. Except for the Rotating Markets
Fund, each of the
Funds may invest up to 5% of its assets in the
Shares of any one
registered investment company. Such Funds may not,
however,
own more than 3% of the securities of any one
registered
investment company or invest more than 10% of its
assets in
the Shares of other registered investment
companies. However,
each of the Funds may invest up to 25% of its
assets in the
Interfund Shares of the Huntington Money Market
Fund,
pursuant to an SEC exemptive order. The Rotating
Markets
Fund may invest all of its assets in the Shares of
any one investment
company or investment companies. The Rotating
Markets Fund,
however, may not own more than 3% of the
securities of any
one investment company. If the Rotating Markets
Fund owns
more than 1% of the shares of an investment
company, that
portion that exceeds 1% may be considered illiquid
and would
be subject to the limitation on investing in
illiquid securities.
As a shareholder of an investment company, a Fund
will
indirectly bear investment management fees of that
investment
company, which are in addition to the management
fees the
fund pays its own advisor.
Investment Grade Securities: Securities rated BBB    5-19     Market
or higher
by Standard & Poor's; Baa or better by Moody's;               Credit
similarly
rated by other; NRSROs; or, if not rated,
determined to be of
comparably high quality by the Advisor.
Interests in Other Business Organizations:         5-6,8-11,13Market
Entities such as
limited partnerships, limited liability companies,            Foreign
business                                                    Investment
trusts and companies organized outside the United            Currency
States
may issue securities comparable to common or               Custodial and
preferred stock.
                                                              Related
                                                            Investment
                                                               Costs
Money Market Instruments: Investment-grade, U.S.     1-19     Market
dollar-denominated debt securities with remaining             Credit
maturities
of one year or less. These may include short-term
U.S.
government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.


Instrument                                      Fund       Risk Type
                                                  Code
Mortgage-Backed Securities: Bonds backed by       4-19    Pre-payment
real estate
loans and pools of loans. These include                      Market
collateralized mortgage
obligations (CMOs) and real estate mortgage                  Credit
investment
conduits (REMICs).                                         Regulatory
                                                           Extension
Mortgage Dollar Rolls: A transaction in which a    17     Pre-payment
Fund sells
securities for delivery in a current month and               Market
simultaneously
contracts with the same party to repurchase                Regulatory
similar but not
identical securities on a specified future date.           Extension
Municipal Securities: Securities issued by a    1-3,7,14-19  Market
state or
political subdivision to obtain funds for                    Credit
various public
purposes. Municipal securities include private             Political
activity bonds
and industrial development bonds, as well as                  Tax
general obligation
bonds, tax anticipation notes, bond                        Regulatory
anticipation notes,
revenue anticipation notes, project notes,
other short-term
tax-exempt obligations, municipal leases, and
obligations
of municipal housing authorities (single family
revenue bonds).
There are two general types of municipal bonds:
General-Obligation Bonds, which are secured by
the taxing
power of the issuer and Revenue Bonds, which
take many shapes
and forms but are generally backed by revenue
from a specific
project or tax. These include, but are not
limited to,
certificates of participation (COPs); utility
and sales tax
revenues; tax increment or tax allocations;
housing and special
tax, including assessment district and
community facilities
district (Mello-Roos) issues which are secured
by taxes on
specific real estate parcels; hospital revenue;
and industrial
development bonds that are secured by the
financial resources
of a private company.
Obligations of Supranational Agencies:          8,12,13      Credit
Securities issued by
supranational agencies that are chartered to                Foreign
promote economic                                           Investment
development and are supported by various                    Currency
governments and
government agencies.                                     Custodial and
                                                            Related
                                                        Investment Costs


Instrument                                       Fund       Risk Type
                                                   Code
Options on Currencies: A Fund may buy put          5-15    Management
options and sell
covered call options on foreign currencies                  Liquidity
(traded on U.S. and
foreign exchanges or over-the-counter markets).              Credit
A covered call
option means the Fund will own an equal amount               Market
of the underlying
foreign currency. Currency options help a Fund              Political
manage its
exposure to changes in the value of the U.S.                Leverage
dollar relative
to other currencies. If a Fund sells a put                   Foreign
option on a foreign                                        Investment
currency, it will establish a segregated account            Currency
with its
Custodian consisting of cash, U.S. government             Custodial and
securities                                                   Related
or other liquid high-grade bonds in an amount              Investment
equal to the                                                  Costs
amount the Fund would be required to pay if the
put is exercised.
Preferred Stocks: Equity securities that           5-14      Market
generally pay
dividends at a specified rate and take
precedence over common
stock in the payment of dividends or in the
event of
liquidation. Preferred stock generally does not
carry
voting rights.
Real Estate Investment (REITs): Pooled           5-14,16-18 Liquidity
investment vehicles
which invest primarily in income producing real            Management
estate or
real estate loans or interest.                               Market
                                                           Regulatory
                                                               Tax
                                                           Pre-payment
                                                            Extension
Repurchase Agreements: The purchase of a           1-19      Market
security and the
simultaneous commitment to return the security              Leverage
to the seller
at an agreed upon price on an agreed upon date.
This is
treated as a loan by a Fund.
Reverse Repurchase Agreements: The sale of a       1-19      Market
security and
the simultaneous commitment to buy the security             Leverage
back at an
agreed upon price on an agreed upon date. This
is treated
as a borrowing by a Fund.
Restricted Securities: Securities not registered   1-19     Liquidity
under the
Securities Act of 1933, such as privately placed             Market
commercial
paper and Rule 144A securities.


Instrument                                              Fund CodeRisk
                                                                  Type
Securities Lending: Each Fund, except the Rotating        1-19   Market
Markets Fund, Dividend Capture Fund, International               Liquidity
Equity
Fund, Mid Corp America Fund, New Economy Fund,                   Leverage
Situs Small Cap Fund and Macro 100 Fund may lend up to
20%
(5% in the case of Michigan Tax-Free Fund) of its total
assets.
The Rotating Markets Fund, Dividend Capture Fund,
International
Equity Fund, Mid Corp America Fund, New Economy Fund,
Situs Small Cap Fund and Macro 100 Fund may each lend up
to 331/3% of their total assets. Such loans must be
collateralized
by cash, U.S. government obligations or other
high-quality debt
obligations and marked to market daily.
Tax-Exempt Commercial Paper: Commercial paper issued by 1-3,7,14-Credit
governments and political sub-divisions.                         Liquidity
                                                                 Market
                                                                   Tax
Time Deposits: Non-negotiable receipts issued by a bank 1-3,5-19 Liquidity
in exchange for a deposit of money.                              Credit
                                                                 Market
Treasury Receipts: Treasury receipts, Treasury           5-13,14 Market
investment
growth receipts, and certificates of accrual of
Treasury securities.
Unit Investment Trusts: A type of investment vehicle,     5-13   Market
registered with the SEC under the Investment Company Act
of 1940, that purchases a fixed portfolio of
income-producing
securities, such as corporate, municipal, or government
bonds,
mortgage-backed securities, or preferred stock. Unit
holders
receive an undivided interest in both the principal and
the
income portion of the portfolio in proportion to the
amount
of capital they invest. The portfolio of securities
remains fixed
until all the securities mature and unit holders have
recovered
their principal.
U.S. Government Agency Securities: Securities issued by   1-19   Market
agencies and instrumentalities of the U.S. government.           Credit
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the U.S. government and some
GSE securities
are not. GSE securities backed by the full faith and credit of the
U.S. government include the Government National Mortgage
Association, Small Business Administration, Farm Credit
System
Financial Assistance Corporation, Farmer's Home
Administration,
Federal Financing Bank, General Services Administration,
Department of Housing and Urban Development,
Export-Import
Bank, Overseas Private Investment Corporation, and
Washington
Metropolitan Area Transit Authority Bonds.


Instrument                                         Fund       Risk Type
                                                     Code
GSE securities not backed by the full faith and
credit of the U.S.
government but that receive support through
federal subsidies,
loans or other benefits include the Federal Home
Loan Bank System,
Federal Home Loan Mortgage Corporation, Federal
National
Mortgage Association, Student Loan Marketing
Association, and
Tennessee Valley Authority in support of such
obligations.
Other GSE securities are not backed by the full
faith and credit of the
U.S. government and have no explicit financial
support, including the
Farm Credit System, Financing Corporation, and
Resolution
Funding Corporation.
Investors regard agency securities as having low
credit risks, but
not as low as Treasury securities.
A Fund treats mortgage-backed securities
guaranteed by a GSE as
if issued or guaranteed by a federal agency.
Although such a
guarantee protects against credit risks, it does
not reduce market
and prepayment risks.
U.S. Treasury Obligations: Bills, notes, bonds,      1-19      Market
separately
traded registered interest and principal
securities,
and coupons under bank entry safekeeping.
Variable and Floating Rate Instruments:              1-19      Credit
Obligations with
interest rates that are reset daily, weekly,                  Liquidity
quarterly or on
some other schedule. Such instruments may be                   Market
payable to a
Fund on demand.
Warrants: Securities that give the holder the      5-14,17     Market
right to buy
a proportionate amount of common stock at a                    Credit
specified price.
Warrants are typically issued with preferred stock
and bonds.
When-Issued Securities and Forward Commitments: A    1-19      Market
purchase of,
or contract to purchase, securities at a fixed                Leverage
price for delivery
at a future date.                                             Liquidity
                                                               Credit
Yankee Bonds and Similar Debt Obligations: U.S.    5-15,19     Market
dollar
denominated bonds issued by foreign corporations               Credit
or governments.
Sovereign bonds are those issued by the government             Foreign
of a                                                         Investment
foreign country. Supranational bonds are those                Currency
issued by
supranational entities, such as the World Bank and          Custodial and
European                                                       Related
Investment Bank. Canadian bonds are those issued by          Investment
                                                                Costs
Canadian provinces.
Zero-coupon Securities: Zero-coupon securities are   1-19      Credit
debt obligations
which are generally issued at a discount and                   Market
payable in full at
maturity, and which do not provide for current               Zero Coupon
payments of interest
prior to maturity.                                            Liquidity
                                                             Pre-payment
                                                              Extension


Glossary of Investment Risks
This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What are the main risks of investing in this Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

Active Trading Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholder, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Credit Risk. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody's. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Currency Risks. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Extension Risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.


Foreign Custodial Services and Related Investment Costs. Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Foreign Investment Risk. Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors. Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Investment Style Risk. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Leverage Risk. Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Mid Cap Stock Risk. To the extent that a Fund invests in mid cap stocks, it takes on additional risks. Mid cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to depend heavily on new products and/or a few products or services and often have less experienced management.


Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Prepayment & Call Risk. Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available.
Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Real Estate/REIT Risk. The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. A Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.


Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Small-Company Stock Risk. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. If a Fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Tax Risk. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

More information about the Funds is available free upon request, including the following:
Annual and Semi-Annual Reports
The Semi-Annual Report includes unaudited information about the performance of the Funds, portfolio holdings and other financial information. The Annual Report includes similar audited information as well as a letter from the Huntington Funds portfolio managers discussing recent market conditions, economic trends and investment strategies that significantly affected performance during the last fiscal year.
Statement of Additional Information
Provides more detailed information about the Funds and their policies. The SAI contains a description of the Funds' policies and procedures with respect to the disclosure of their portfolio securities. A current SAI is on file with the SEC and is incorporated by reference into (considered a legal part of) this Prospectus.
Huntington Asset Advisors, Inc., a wholly owned subsidiary of The Huntington National Bank, is the Advisor to the Huntington Funds. Edgewood Services, Inc. is the Distributor and is not affiliated with The Huntington National Bank.

Laffer Investments, Inc. is the Sub-Advisor to the Huntington Macro 100
Fund.
For copies of Annual or Semi-Annual Reports, the Statement of Additional Information, other information or any other inquiries:
Call
(800) 253-0412
Write
Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110
Log on the Internet
The Huntington Funds' website is at http://www.huntingtonfunds.com. The SEC's web-site, http://www.sec.gov, contains text-only versions of the Huntington Funds documents.
Contact the SEC
Call (202) 942-8090 about visiting the SEC's Public Reference Room in Washington D.C. to review and copy information about the Funds. Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC's Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102
The Huntington Funds' Investment Company Act registration number is
811-5010.

  Cusip        Cusip 446327405Cusip 446327603
  446327207
  Cusip        Cusip 446327876Cusip 446327850
  446327801
  Cusip        Cusip 446327645Cusip 446327611
  446327538
  Cusip        Cusip 446327579Cusip 446327462
  446327546
  Cusip        Cusip 446327819Cusip 446327785
  446327314
  Cusip        Cusip 446327728Cusip 446327744
  446327835
    Cusip
446327769

Huntington Funds Shareholder Services: 1-800-253-0412,
The Huntington Investment Company, Member NASD/SIPC: 1-800-322-4600

 Not A Deposit o Not FDIC Insured o May Lose Value o No Bank Guarantee o Not Insured By Any Government Agency
Huntington Funds Shareholder Services:
1-800-253-0412

Huntington Investment Company, Member NASD/SIPC:
1-800-322-4600
27219 (4/05)





























LIQUID                                          Offered through
GREEN                                           Unified Fund Services
ACCOUNT                                         Inc.
                                                431 N. Pennsylvania
                                                Street
                                                Indianapolis, IN
                                                46204-1806
Prospectus

May 1, 2005

Liquid Green Account utilizes Investment A Shares ("Shares") of the Huntington Money Market Fund ("Fund").

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS UNLAWFUL.

Table of Contents
RISK/RETURN SUMMARY                                                     1
PERFORMANCE AND BAR CHART INFORMATION                                   1
FEES AND EXPENSES OF THE FUND'S SHARES                                  2
OTHER INFORMATION ABOUT THE FUND'S GOAL, STRATEGIES AND                 2
RISKS                                                                   3
THE ADVISOR                                                             4
PURCHASES AND REDEMPTIONS                                               6
DIVIDENDS, DISTRIBUTIONS AND TAXES                                      6
DISTRIBUTION ARRANGEMENTS                                               6
FINANCIAL HIGHLIGHTS

The following is a summary of certain key information about the Fund. You will find additional information about the Fund, including a detailed description of the risks of an investment in the Fund, after this summary, as well as in the Fund's Statement of Additional Information ("SAI").
Investment Goal: The Fund's investment goal is to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments.
Principal Investment Strategies: Huntington Asset Advisors, Inc. ("Advisor") strives to maintain a $1.00 net asset value per share by investing in high quality, short-term money market instruments.
Principal Risks.  The principal risks of investing in the Fund are:
Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
Credit  Risk.  Credit  risk  is  the  possibility  that  an  issuer  will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
Another important thing for you to note:
An investment in the Fund is not a deposit or an obligation of Huntington National Bank ("Bank"), its affiliates or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
PERFORMANCE AND BAR CHART INFORMATION
The following performance table and bar chart illustrate the risks and volatility of an investment in the Fund's Shares. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.
PERFORMANCE TABLE
This table shows the average annual total returns of the Fund's Shares before taxes for periods ended 12/31/04. These returns reflect applicable sales charges (none).

TO BE FILED BY AMENDMENT
           1 Year   5 Years  10 Years
--------------------------------------
           XX.X%     XX.X%    XX.X%
--------------------------------------
BAR CHART
This bar chart shows changes in the performance of the Fund's Shares on a calendar year basis.

TO BE FILED BY AMENDMENT

Best Quarter      _________________
Worst Quarter     __________________

For current 7-day yield information, call 1-800-408-4682.

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares.
Shareholder Fees (fees paid directly from your investment)
None (other than applicable wire transfer fees)

TO BE FILED BY AMENDMENT

       ANNUAL FUND OPERATING EXPENSES*                   EXAMPLE
    (Expenses that are deducted from Fund
                   assets)
   ----------------------------------------     ----------------------------
   Investment Advisory Fees......................  X.XX%      1 Year  ...$XXX
   Distribution (12b-1) Fees.....................  X.XX%      3 Years....$XXX
   Shareholder Service Fees......................  X.XX%      5 Years....$XXX
   Other Expenses  ..............................  X.XX%      10 Years ..$XXXX
   ------------------------------------------------
   Total Annual Fund Operating       X.XX%
   Expenses                   ....

*Restated to reflect current fees.

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund Shares for the time periods indicated and then redeem your Shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and that the Fund's expenses remain the same. Your actual costs and returns may be higher or lower.


----------------------------------------------------------------

----------------------------------------------------------------

This section of the Prospectus provides a more complete description of the investment goal, principal strategies and risks of the Fund.
Please note:
Additional descriptions of the Fund's strategies and investments, as well as other strategies and investments not described below, may be found in the Fund's SAI.
o The Fund's investment goal is fundamental and may be changed only by a vote of a majority of the Fund's outstanding shares. There is no guarantee that the Fund will achieve its investment goal.
o Except as noted, the Fund's investment strategies are not fundamental and thus can be changed without a shareholder vote.
Investment Strategies
The Fund's investment goal is to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments.
The Advisor strives to maintain a $1.00 net asset value per share by investing in commercial paper and other short-term money market instruments which may include municipal securities that are either rated in the highest category by a nationally recognized statistical rating organization or unrated and deemed to be of comparable quality by the Advisor. Such instruments include U.S. government, agency and corporate debt obligations, certificates of deposit, bankers' acceptances, and repurchase agreements. They may have fixed or variable interest rates. In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 25 and 60 days) and each individual security held and endeavors to diversify the portfolio across market sectors.
The Advisor employs a top-down analysis of economic and market factors to select Fund investments. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.
The Fund intends to invest in the securities of U.S. government-sponsored entities ("GSEs"). Some GSE securities are backed by the full faith and credit of the United States government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the United States government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.
As a general matter, the Fund complies with SEC money market rules that impose strict requirements on the investment quality, maturity and diversification of the Fund's holdings.
Risk Considerations
The specific risks of investing in the Fund are:
Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
Many fixed income securities receive credit ratings from services such as S&P and Moody's. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's credit assessment. Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Market Risk. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.


Pre-payment & Call Risk. Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.


----------------------------------------------------------------------------

----------------------------------------------------------------------------

The Board of Trustees ("Trustees") of The Huntington Funds ("Trust") are responsible for generally overseeing the conduct of the Fund's business. The Advisor's address is Huntington Center, 41 South High Street, Columbus, Ohio 43287, and (together with its predecessor) has served as the Fund's investment advisor, since the Fund's inception. As of December 31, 2004, the Advisor had assets under management of $X.XX billion.
Subject to the supervision of the Trustees of the Trust, the Advisor provides a continuous investment program for the Fund, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Fund. Through its portfolio management team, the Advisor makes the day-to-day investment decisions and continuously reviews and administers the investment programs of the Fund.
During the fiscal year ended December 31, 2004, the Trust paid the Advisor management fees in the amount of 0.30% up to $500 million; 0.25% on $500 million to $1 billion and 0.20% in excess of $1 billion of average daily net assets of the Fund.

The Huntington National Bank is also responsible for providing administration, accounting and custodian services to the Trust. The Huntington National Bank is entitled to receive a maximum fee of .135% of the Fund's average daily net assets for administrative services, a maximum fee of .0425% of the Fund's average daily net assets for financial administration and portfolio accounting services (subject to a minimum annual fee of $9,000 for new share classes added on or after December 1, 2001), and a maximum fee of .026% of the Fund's average daily assets for custody services. The Advisor and its affiliates may receive up to 0.25% of the average daily net assets of the Fund's Investment A Shares for shareholder and administrative services; and up to 0.25% of the average daily net assets of the Fund's Investment A Shares for distribution-related services provided to the Fund. The Advisor and its affiliates may pay out of their own reasonable resources and profits fees or other expenses for shareholder and/or recordkeeping services and/or marketing support.


------------------------------------------------------------------------

------------------------------------------------------------------------

                            Pricing of Shares
The price at which the Fund will offer or redeem its Shares is the net asset value ("NAV") determined after the order is considered received. The Fund attempts to stabilize its NAV per Share at $1.00 by valuing its portfolio securities using the amortized cost method. These valuation methods are more fully described in the Fund's SAI.
The Fund calculates its NAV per Share twice a day, at 1:00 p.m. Eastern Time and as of the close of regular trading on the New York Stock Exchange ("Exchange") (normally, 4:00 p.m. Eastern Time), on each day that the Exchange is open.
In addition, the Fund reserves the right to allow the purchase and redemption of Shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Fund reserves the right to advance the time NAV is determined and by which purchase and redemption orders must be received on that day, to the time of such closing.
                            Purchasing Shares
You may purchase Shares of the Fund on any business day when the Federal Reserve Bank, the Exchange and the principal bond markets (as recommended by the Bond Market Association) are open, and as discussed under "Pricing of Shares," above. In connection with the sale of the Fund's Shares, the Fund's Distributor may from time to time offer certain items of nominal value to any shareholder.

How to Buy Shares
1.    Minimum investment requirements:
o     $1,000 for initial investments outside the Systematic Investment
   Program ("SIP")
o     $500 for initial investments through an IRA Account
o     $50 for initial investments through the SIP
o     $50 for subsequent investments (including IRA Accounts)
These minimum investment requirements may be waived under certain circumstances for certain investors, including, but not limited to, investments in connection with cash sweep arrangements and for IRA Accounts.
2.    Call
o     Unified Fund Services, Inc. ("Unified") at 800 408-4682
3.    Make Payment
o     By check payable to "Liquid Green Account" and send directly to:
      Liquid Green Account
      c/o Unified Fund Services
      P.O. Box 6110
      Indianapolis, IN  46206-6110

      Note: Checks must be made payable to Liquid Green Account. Third party checks will not be accepted.
      (The Fund will treat your order as having been received once the Fund receives your check).
             OR
o     By Federal funds wire to:
         Huntington National Bank, N.A.
         ABA #044000024
         Liquid Green Account
         Account #01892240239
         Further Credit:  Shareholder name and account number
         (The Fund will treat your order as having been received immediately upon receipt by its transfer agent).
         OR
o By check or Federal funds wire, through Unified or your financial institution
o     Through the SIP
         (Once you become a participant in the SIP, your investments will be made automatically at your requested intervals).
Other methods of acceptable payment are discussed in the SAI.
Call Unified at (800) 408-4682, if you have any questions about purchasing Shares.
Systematic Investment Program ("SIP")
You may invest on a regular basis in Fund Shares through the SIP. To participate, you must open an account with the Fund by calling Unified at (800) 408-4682, request and complete an application, and invest at least $50 at periodic intervals. This Program may not be available to accounts established through certain financial institutions, and minimum investment requirements may differ. Please contact Unified for more details.
Once you have signed up for SIP, the Fund will automatically withdraw money from your bank account and invest it in Shares of the Fund. Your participation in SIP may be canceled if you do not maintain sufficient funds in your bank account to pay for your investment.

Other Information
With regard to investments in the Fund, you will begin earning dividends on the day your order is received if Unified receives payment in federal funds before 12:00 p.m. (Eastern Time). Investments in the Fund made by check, automated clearing house ("ACH") or SIP are considered received when the payment is converted to federal funds (normally the next business day). Orders placed through an intermediary must be received and transmitted to the Fund before the applicable cut-off time in order for Shares to be purchased that day. It is the intermediary's responsibility to transmit orders promptly; however, you should allow sufficient time for orderly processing and transmission.

The Fund reserves the right to suspend the sale of Fund Shares temporarily and the right to refuse any order to purchase Fund Shares.

If the Fund receives insufficient payment for a purchase, or the Fund does not receive payment within three (3) business days, or your check doesn't clear, the Fund will cancel the purchase and may charge you a fee. In addition, you will be liable for any losses or fees incurred by the Fund or it transfer agent.


                            Redeeming Shares
You may redeem Fund Shares on any business day when the Federal Reserve Bank, the Exchange and the principal bond markets are open, and as discussed under "Pricing of Shares," above.
How to Redeem Shares
1. Call (To redeem Shares by phone, you must have completed the appropriate section on your account application).
o     Unified at (800) 408-4682
   OR
   Write
o     Liquid Green Account
o     c/o Unified Fund Services, Inc.
o     P.O. Box 6110
o     Indianapolis, IN  46206-6110
   OR
   Write a Check
o In an amount of at least $250 from your Fund account (You may not use a check to close an account).

   You may write checks payable to any payee in any amount of $250 or more. You may present up to three checks per month for payment free of charge. Additional checks will result in a charge of $0.30 per check. Daily dividends will continue to accrue on the Shares redeemed by check until the day the check is presented for payment.
2.    Provide the required information
o     The name of the Fund (Liquid Green Account)
o     Specify the Share class (Investment A)
o     Your account number
o     The name and address on your account
o     Your bank's wire transfer information (for wire transfers)
o     The dollar amount or number of Shares you wish to redeem
o     Your signature (for written requests)
(If you request a redemption of over $50,000, request any redemption to be sent to an address other than the address on record with the Fund or Transfer Agent or request any redemption to be paid to a person or persons other than the shareholder(s) of record, you will need a New Technology Medallion Signature Guarantee in order to redeem.)
In order to redeem Shares on a particular day, the Fund must receive your request before 1:00 p.m. (Eastern Time). Proceeds from the redemption of Shares purchased by check, ACH, or SIP will be delayed until the purchase has cleared, which may take up to ten business days. For Fund shareholders who request redemptions prior to 1:00 p.m. (Eastern Time), usually the proceeds will be wired on the same day or a check will be mailed on the following business day if the request is received by Unified by 1:00 p.m. (Eastern Time). Shareholders will not receive that day's dividend. For Fund shareholders who request redemptions after the cut-off time mentioned above, usually proceeds will be wired or a check will be mailed the following business day after NAV is next determined. However, shareholders will receive the previous day's dividend. Redemption requests made through financial institutions must be promptly submitted to the Fund in order to be processed by the Fund's deadlines. Proceeds are wired to an account previously designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder's address of record. Your financial institution may offer additional arrangements for payments. Please contact it for more details.
Systematic Withdrawal Program
You may choose to receive periodic payments from redemptions of Fund Shares through the Systematic Withdrawal Program. To participate, you must have an account balance with the Fund of at least $10,000. Once you have signed up for the Program by calling Unified or the Fund, the Fund will automatically redeem Shares from your account and electronically send the proceeds to the bank account you specify. This Program may not be available to accounts established through certain financial institutions, and minimum requirements may differ. Please contact Unified for more details.
Redeeming Accounts with Balances Under $1,000
Due to the high cost of maintaining accounts with low balances, if your account balance falls below $1,000 ($500 in the case of IRA Accounts), Unified or the Fund may choose to redeem those Shares and close that account without your consent. The Fund will not close any account which is held through a retirement plan or any account whose value falls below $1,000 as a result of changes in the Fund's NAV. If Unified or the Fund plans to close your account, it will notify you and provide you with 30 days to add to your account balance. Unified may establish different requirements, such as for cash sweep arrangements. Please contact Unified for more details.
Other Information
To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of Fund Shares temporarily under extraordinary market conditions such as market closures or suspension of trading by the SEC. The Fund also reserves the right to postpone payment for more than seven days where payment for Shares to be redeemed has not yet cleared.
The Fund may terminate or modify the methods of redemption at any time. In such case, you will be promptly notified.
Telephone Transactions
You may redeem Shares by simply calling Unified at (800) 408-4682.

If you call before 1:00 p.m. (Eastern Time) your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 1:00 p.m. (Eastern Time), your redemption will be wired to you the following business day. You will receive that day's dividend.

Unified may record your telephone instructions. If it does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
Checkwriting
You may request checks from Unified to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

Frequent Trading Policies
Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that, in the normal case, frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as liquid short-term investments, the Funds' policies or procedures to discourage frequent or short-term trading do not apply to the Fund's Shares. However, the Fund may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing or exchanging shares of the Fund and other Huntington non-money market funds if the Fund's management or Advisor determines from the amount, frequency or pattern of purchases and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the Huntington non-money market funds and their shareholders.

Portfolio Holdings Information

You can access summary portfolio composition information concerning the Fund's portfolio holdings in the "Fund Fact Sheets" option under the "Fund Shareholders" or "Prospective Investors" pages of the Huntington Funds website at www.huntingtonfunds.com or go directly to
http://www.huntingtonfunds.com/misc/factsheets.asp.   This information
is prepared as of the end of each quarter, is posted on the website approximately 30 days after the end of the quarter, and remains there until replaced by the information for the succeeding quarter. The summary portfolio composition information may include the following types of information, but is subject to change: identification of the Fund's top ten holdings, and percentage breakdowns of the portfolio holdings by sector, credit quality, and/or country, as applicable.

In addition, the Fund's annual and semiannual reports contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. You may request copies at http://www.huntingtonfunds.com/quick/request.asp or by calling 1-800-253-0412. The Fund also prepares a report on Form N-Q of its portfolio holdings as of the end of the Fund's first and third fiscal quarters. Each of these fiscal quarter reports contains complete listings of the Fund's portfolio holdings and is filed with the SEC within 60 days of the end of the reporting period at the SEC's website at www.sec.gov., or you may request a copy by calling The Huntington Funds at its toll-free number of 1-800-253-0412.


--------------------------------------------------------------------------

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Dividends and Distributions
The Fund declares dividends on investment income daily and pays them monthly. Any distributions of net capital gains would be made annually. See "Purchasing Shares - Other Information" above for when you are entitled to start receiving dividends, and "Redeeming Shares - How to Redeem Shares" for when you will no longer be entitled to receive dividends. All dividends and distributions payable to a holder of Fund Shares will be automatically reinvested in additional Fund Shares, unless the shareholder elects to receive cash payments.
Taxes
The Fund intends to distribute substantially all of its net investment income (including any net realized capital gains) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. If there are any distributions representing long-term capital gains, they will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the Shares.


Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.
--------------------------------------------------------------------------

--------------------------------------------------------------------------


Edgewood Services, Inc. (Distributor), whose address is 5800 Corporate Drive, Pittsburgh, PA 15237, serves as the Distributor of the Funds offered by this Prospectus. The Distributor is a subsidiary of Federated Investors, Inc.
From time to time, the Distributor may pay out of its reasonable profits and other resources (including those of its affiliates) advertising, marketing and other expenses for the benefit of the Fund. The Trust has adopted a Distribution Plan under Rule
12b-1 that allows it to pay fees to financial intermediaries (which may be paid through the Distributor) for the sale and distribution of its shares. These fees may be paid to the Distributor, the Adviser and their affiliates. The maximum 12b-1 fee is 0.25% of the Fund's Investment A Shares average daily net assets. The Fund may waive or reduce the maximum amount of Rule 12b-1 fees it pays from time to time in its sole discretion. In addition, a financial intermediary (including the Distributor, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they may be entitled. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

Shareholder Services
The Trust has entered into an Administrative Services Agreement with Huntington Bank pursuant to which Huntington Bank will perform certain shareholder support services with respect to the Fund.
In consideration for such services, Huntington is paid a fee by the Fund at a maximum annual rate of up to 0.25% of the Fund's Investment A Shares average daily NAV.

Additional Payments to Financial Intermediaries
The Distributor, the Advisor and its affiliates may pay out of their own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell Shares of the Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder service fees arrangement. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor, their affiliates, or the Fund and any services the financial intermediary provides. The SAI contains additional information on the types of additional payments that may be paid.





----------------------------------------------------------------------------

----------------------------------------------------------------------------

The financial highlights table that follows is intended to help you understand the Fund's financial performance for the past five fiscal years ended December 31. Certain information reflects financial results for a single Fund unit. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).


This information has been derived from the Fund's financial statements, which have been audited by _____________, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.


TO BE FILED BY AMENDMENT




                                                 Investment A Shares

(For a Share outstanding
throughout each period)
                                                Year Ended December 31
                               ---------------------------------------------------------
                               ---------------------------------------------------------
                                2004        2003         2002        2001        2000
                               -------     -------      -------     -------     --------
Net Asset Value, Beginning of              $1.00         $1.00      $1.00        $1.00
                                           ------        -----      ------       ------
Period
Net investment income                        --(b)         0.01        0.03         0.06
Distributions to shareholders                --(b)       (0.01)      (0.03)       (0.06)
                                             -----       ------      ------       ------
   from net investment income
Net Asset Value, End of Period             $1.00         $1.00      $1.00        $1.00
                                           ======        =====      ======       =====
Total Return (a)                            0.24%        0.70%      3.20%(c)      5.81%
Net expenses                                0.91%        1.06%       0.96%        0.71%
Net investment income                                    0.70%       3.13%        5.67%
                                           0.24%
Expense waiver                              0.17%        0.00%       0.05%        0.08%
reduction/reimbursement (d)
Net assets, end of period (in              $244,477     $292,379    $430,582    $378,183
thousands)


(a)   Based on net asset value.
(b)   Amount is less than $0.01.
(c) Payments by affiliates had no impact on total return for the year ended December 31, 2001.
(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios.



More  information   about  the  Fund  is  available  free  upon  request,
including the following:

Annual and Semi-Annual Reports
The Semi-Annual Report includes unaudited information about the performance of the Fund, portfolio holdings and other financial information. The Annual Report includes similar audited information as well as discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.


Statement of Additional Information
Provides more detailed information about the Fund and its policies including a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference into (considered a legal part of) this Prospectus.

For copies of Annual or Semi-Annual Reports, the SAI, current yield information for the Fund, other information or for any other inquiries:


Call (800) 408-4682

Write
Liquid Green Account
c/o Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, IN 46206-6110

Log on to the Internet
The SEC's website, www.sec.gov, contains text-only versions of the Trust's and Fund's documents.

Contact the SEC
Call (202) 942-8090 about visiting the SEC's Public Reference Room in Washington D.C. to review and copy information about the Fund (including the SAI). Alternatively, you may send your request to the SEC, with a duplicating fee, by e-mail at publicinfo@sec.gov or by mail to the SEC's Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

Edgewood Services, Inc. is the Distributor and is not affiliated with the Advisor or Unified.

The Fund's Investment Company Act registration number is 811-5010

Cusip 446327108
G27718-01  (5/05)



Privacy Notice (Not part of the Prospectus.)

The Huntington Funds ("Trust") recognize and respect the privacy concerns and expectations of our customers.* We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information. The Trust collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your shareholder relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which it may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

o Account applications and other forms -- which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

o Account history -- including information about the transactions and balances in a customer's account(s); and

o Correspondence -- written, telephonic or through the Trust's website -- between a customer and the Trust or service providers to the Trust.

We may disclose all of the information described above to affiliated parties and to certain third parties who are not affiliated with the Trust under one or more of these circumstances:

o As authorized -- if you request or authorize the disclosure of the information.

o As permitted by law -- for example, sharing information with companies who maintain or service customer accounts for the Trust is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

o Under joint agreements -- we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all the Trust's service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about the Trust's customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law. We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Trust.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents.

* For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to the Trust, but do not invest in the Trust's shares.
















                         HUNTINGTON FUNDS


              HUNTINGTON FLORIDA TAX-FREE MONEY FUND
                   HUNTINGTON MONEY MARKET FUND
           HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
            HUNTINGTON U.S. TREASURY MONEY MARKET FUND
                 HUNTINGTON DIVIDEND CAPTURE FUND
                      HUNTINGTON GROWTH FUND
                  HUNTINGTON INCOME EQUITY FUND
               HUNTINGTON INTERNATIONAL EQUITY FUND
                    HUNTINGTON MACRO 100 FUND
                 HUNTINGTON MID CORP AMERICA FUND
                   HUNTINGTON NEW ECONOMY FUND
                 HUNTINGTON ROTATING MARKETS FUND
                 HUNTINGTON SITUS SMALL CAP FUND
             HUNTINGTON FIXED INCOME SECURITIES FUND
          HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
                HUNTINGTON MICHIGAN TAX-FREE FUND
               HUNTINGTON MORTGAGE SECURITIES FUND
                  HUNTINGTON OHIO TAX-FREE FUND
    HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND


                       INVESTMENT A SHARES
                       INVESTMENT B SHARES
                           TRUST SHARES
                         INTERFUND SHARES



               STATEMENT OF ADDITIONAL INFORMATION







This Statement of Additional Information (SAI) contains information which may be of interest to investors in The
Huntington Funds (Trust) but which is not included in the applicable Prospectuses for Investment A Shares, Investment B Shares, Trust Shares, or Interfund Shares. This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the Prospectuses dated May 1, 2005, for Investment A Shares, Investment B Shares, Trust Shares, and
Interfund Shares. This SAI should be read together with the applicable Prospectuses. The SAI incorporates by reference the Funds' Annual Report for the fiscal year ended December 31, 2004. Investors may obtain a free copy of a Prospectus or Annual Report by writing the Funds at, Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206, or by telephoning toll free 800-253-0412. Capitalized terms used but not defined in this SAI have the same meanings as set forth in the Prospectuses.



                         MAY 1, 2005

                        TABLE OF CONTENTS

Definitions...................................................................
HOW ARE THE FUNDS ORGANIZED?..................................................
SECURITIES IN WHICH THE FUNDS INVEST..........................................
INVESTMENT PRACTICES..........................................................
   Adjustable Rate Notes......................................................
   American Depositary Receipts (.............................................
   Asset-backed Securities (Non-mortgage).....................................
   Common Stock...............................................................
   Convertible Securities.....................................................
   Corporate Debt (Including Bonds, Notes and Debentures).....................
   Credit-enhanced Securities.................................................
   Defensive Investments......................................................
   Equity Securities..........................................................
   Fixed Income Securities....................................................
   Foreign Currency Options...................................................
   Foreign Currency Transactions..............................................
   Forward Foreign Currency and Foreign Currency Futures Contracts............
   Foreign Securities.........................................................
   Futures Contracts and Options on Futures Contracts.........................
   Index - Based Investments..................................................
   Index Futures Contracts and Options on Index Futures Contracts.............
   Interests in Other Business Organizations..................................
   Money Market Instruments...................................................
   Bank Obligations...........................................................
   Variable Rate Demand Notes.................................................
   Money Market Mutual Funds..................................................
   Mortgage Dollar Roll Transactions..........................................
   Mortgage Dollar Roll Transactions..........................................
   Mortgage-related Securities................................................
            Mortgage Pass-through Securities..................................
            Adjustable Rate Mortgage Securities...............................
            Derivative Mortgage Securities....................................
   Options....................................................................
   Preferred Stock............................................................
   Real Estate Investment Trusts..............................................
   Repurchase Agreements......................................................
   Restricted and Illiquid Securities.........................................
   Reverse Repurchase Agreements..............................................
   Securities Lending.........................................................
   Small Cap/Special Equity Situation Securities..............................
   Tax-exempt Securities......................................................
   U.S. Government Securities.................................................
   U.S. Treasury Security Futures Contracts and Options.......................
   Warrants...................................................................
   When-issued and Delayed Delivery Transactions..............................
   Zero-coupon Securities.....................................................
INVESTMENT RISKS..............................................................
   Call Risk .................................................................
   Concentration Risk.........................................................
   Credit (or Default) Risk...................................................
   Currency Risk..............................................................
   Derivative Contracts Risk..................................................
   Equity Risk................................................................
   Extension Risk.............................................................
   Foreign Custodial Services and Related Investment Costs....................
   Foreign Investment Risk....................................................
   Interest Rate Risk.........................................................
   Investment Style Risk......................................................
   Leverage Risk..............................................................
   Liquidity Risk.............................................................
   Market Risk................................................................
   Prepayment and Call Risk...................................................
   Security-specific Risk.....................................................
   Special Risk Factors Applicable to the Ohio Municipal Money
   Market Fund and the Ohio Tax-Exempt Fund...................................
   Special Risk Factors Applicable to the Michigan Tax-Free Fund..............
   Special Risk Factors Applicable to the Florida Tax-Free Money
   Fund.......................................................................
INVESTMENT RESTRICTIONS.......................................................
   Portfolio Turnover.........................................................
WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS................................
   Trustees and Officers......................................................
   Independent Trustees Background and Compensation...........................
   Investment Adviser.........................................................
   Approval of Investment Advisory Contract...................................
   Sub-Advisor................................................................
   Approval of Sub-Advisory Contract..........................................
   Glass-Steagall Act.........................................................
   Portfolio Transactions.....................................................
   Brokerage Allocation and Other Practices...................................
   Code of Ethics.............................................................
   Administrator..............................................................
   Sub-Administrator..........................................................
   Financial Administrator....................................................
   Administrative Services Agreement..........................................
   Expenses...................................................................
   Distributor................................................................
   Distribution Plan (12b-1 Fees).............................................
   Custodians.................................................................
   Transfer Agent and Dividend Disbursing Agent...............................
   Independent Auditors.......................................................
   Legal Counsel..............................................................
FEES PAID BY THE FUNDS FOR SERVICES...........................................
   Principal Holders of Securities............................................
SHAREHOLDER RIGHTS............................................................
   Other Purchase Information.................................................
   Other Exchange Information.................................................
   Other Redemption Information...............................................
   DETERMINATION OF NET ASSET VALUE...........................................
VALUATION.....................................................................
TAXES.........................................................................
   Federal Income Taxation....................................................
   State Taxation.............................................................
DIVIDENDS AND DISTRIBUTIONS...................................................
   Money Market Funds.........................................................
   Other Funds................................................................
PERFORMANCE INFORMATION.......................................................
   Money Market Funds.........................................................
   Other Funds................................................................
   Tax-Equivalency Tables.....................................................
OHIO TAX-FREE FUND and OHIO MUNICIPAL MONEY MARKET FUND.......................
MICHIGAN TAX-FREE FUND........................................................
FLORIDA TAX-FREE MONEY FUND...................................................
FINANCIAL STATEMENTS..........................................................
INVESTMENT RATINGS............................................................
ADDRESSES.....................................................................
APPENDIX......................................................................


                           Definitions
For convenience, we will use the following terms throughout this
SAI.
"Advisor"            -- Huntington   Asset  Advisors,   Inc.,  the
                        Trust's investment advisor.

"Distributor"        -- Edgewood   Services,   Inc.,  the  Trust's
                        distributor.

"Equity Funds"       -- Dividend   Capture   Fund,   Growth  Fund,
                        Income Equity Fund,  International  Equity
                        Fund,  Macro  100 Fund,  Mid Corp  America
                        Fund, New Economy Fund,  Rotating  Markets
                        Fund and Situs Small Cap Fund.

"Federated"          -- Federated  Services  Company,  the Trust's
                        sub-administrator.

"Funds"              -- Each    of   the    separate    investment
                        portfolios of the Trust.

"Huntington Bank"    -- The   Huntington    National   Bank,   the
                        administrator and custodian of the Funds.

"Income Funds"       -- Fixed Income Securities Fund,
                        Intermediate Government Income Fund,
                        Michigan Tax-Free Fund, Mortgage
                        Securities Fund, Ohio Tax-Free Fund and
                        Short/Intermediate Fixed Income
                        Securities Fund.

"Independent Trustees"  --    Trustees  who  are  not  "interested
                        persons" of the Trust, as defined in the 1940 Act.

"Money Market Funds" -- Florida  Tax-Free Money Fund, Money Market
                        Fund, Ohio Municipal Money Market Fund and U.S. Treasury Money Market Fund.

"1940 Act"           -- The  Investment  Company  Act of 1940,  as
                        amended.

"NRSRO"              -- Nationally Recognized  Statistical Ratings
                        Organization   such  as  Moody's  Investor
                        Service  (Moody's)  or  Standard  & Poor's
                        (S&P).

"Prospectus"         -- Each of the separate  Prospectuses  of the
                        Funds.

"Single State Funds" -- Florida    Tax-Free   Money   Fund,   Ohio
                        Municipal    Money   Market   Fund,   Ohio
                        Tax-Free Fund and Michigan Tax-Free Fund.

"Sub-Advisor"        -- Laffer  Investments,  Inc.,  the Macro 100
                        Fund's investment advisor.

"Tax-Exempt Funds"   -- Florida    Tax-Free   Money   Fund,   Ohio
                        Municipal    Money   Market   Fund,   Ohio
                        Tax-Free Fund and Michigan Tax-Free Fund.

"Trust"                        --   The Huntington Funds.

                   HOW ARE THE FUNDS ORGANIZED?

Each Fund covered by this SAI is a diversified portfolio of the Trust, except for the Tax-Exempt Funds which are non-diversified portfolios of the Trust. The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on February 10, 1987. The Trust may offer separate series of Shares representing interests in separate portfolios of securities. The Trust changed its name from The Monitor Funds to The Huntington Funds on January 1, 1999. Effective May 1, 2003, the Huntington Rotating Index Fund changed its name to the Huntington Rotating Markets Fund in connection with changes to its investment objective and policies, as described in its proxy statement and acted on at a special shareholder meeting held on April 17, 2003. The changes allow the Fund to rotate investments among stocks comprising equity market segments rather than indices.
The Board of Trustees (Trustees) has established four classes of Shares of the Funds. All of the Funds offer Investment A Shares and Trust Shares. All of the Income Funds, the Equity Funds (except Rotating Markets Fund), and the Money Market Fund offer Investment B Shares. Only the Money Market Fund offers Interfund Shares. This SAI relates to all classes of Shares.

               SECURITIES IN WHICH THE FUNDS INVEST


In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are a:

      P = Principal investment of a Fund;
      A = Acceptable (but not principal) investment of a Fund; or N = Not an acceptable investment of a Fund.



---------------------------------------------------------------------------------------------
MONEY MARKET FUNDS                  Florida      Money Market      Ohio       U.S. Treasury
                                    Tax-Free         Fund        Municipal    Money Market
                                   Money Fund                  Money Market       Fund
                                                                   Fund
---------------------------------------------------------------------------------------------
Fixed Income Securities
---------------------------------------------------------------------------------------------
---------------------------------                                            ----------------
  Treasury Receipts                    N              N              N              N
---------------------------------------------------------------              ----------------
---------------------------------                              ------------------------------
  U.S. Treasury Obligations            A              A              A              P
---------------------------------------------------------------              ----------------
---------------------------------                              ------------------------------
  U.S. Government Agency               A              P              A              A
Securities
---------------------------------------------------------------              ----------------
---------------------------------------------------------------------------------------------
  Bonds                                A              A              A              A
---------------------------------                              ------------------------------
---------------------------------------------------------------------------------------------
  Certificates of Deposit              A              A              A              N
---------------------------------                              ------------------------------
---------------------------------------------------------------------------------------------
  Corporate Debt Securities            A              A              A              N
---------------------------------                              ------------------------------
---------------------------------------------------------------------------------------------
  Commercial Paper                     A              P              A              N
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  Demand Notes                         A              A              A              N
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  Taxable Municipal Securities         A              A              A              N
-----------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  Mortgage Backed Securities           N              N              N              A
---------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------
  Asset Backed Securities              A              A              A              A
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  Zero Coupon Securities               A              A              A              A
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  Bankers' Acceptances                 A              A              A              N
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  Credit Enhancement                   A              A              A              N
---------------------------------------------------------------              ----------------
---------------------------------------------------------------------------------------------
Tax Exempt Securities
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  General Obligation Bonds             P              A              P              N
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  Special Revenue Bonds                P              A              P              N
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  Tax Exempt Commercial Paper          A              A              A              N
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  Tax Increment Financing Bonds        A              A              A              N
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  Municipal Notes                      P              A              P              N
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  Variable Rate Instruments            P              A              P              A
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  Municipal Leases                     A              A              A              N
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Special Transactions
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  Repurchase Agreements                A              A              A              P
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  Reverse Repurchase Agreements        A              A              A              A
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  Delayed Delivery Transactions        A              A              A              A
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  Securities Lending                   A              A              A              A
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  Illiquid Securities                  A              A              A              A
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  Restricted Securities                A              A              A              A
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  Time Deposits                        A              A              A              N
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  When-Issued Securities               A              A              A              A
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  Investment Company Securities        A              A              A              A
---------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------
EQUITY FUNDS                      Dividend      Growth Fund    Income Equity
                                Capture Fund                        Fund
-------------------------------------------------------------------------------
Equity Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Common Stocks                      P               P               P
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Preferred Stocks                   P               P               P
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Real Estate Investment             P               A               A
Trusts
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Warrants                           A               A               A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Other Business Organizations       A               A               N
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Fixed Income Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Treasury Receipts                  A               A               A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  U.S. Treasury Obligations          A               A               A
--------------------------------------------------------------
-------------------------------------------------------------------------------
  U.S. Government Agency             A               A               A
Securities
--------------------------------------------------------------
-------------------------------------------------------------------------------
  Bonds                              A               A               A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Certificates of Deposit            A               A               A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Corporate Debt Securities          A               A               A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Commercial Paper                   A               A               A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Demand Notes                       A               A               A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Mortgage Backed Securities         A               A               A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Asset Backed Securities            N               N               N
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Zero Coupon Securities             A               A               A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Bankers' Acceptances               A               A               A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Investment Grade Securities        A               A               A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Convertible Securities             A               A               A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Tax Exempt Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  General Obligation Bonds           N               N               A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Special Revenue Bonds              N               N               A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Tax Exempt Commercial Paper        N               N               A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Tax Increment Financing            N               N               A
Bonds
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Municipal Notes                    N               N               A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Variable Rate Instruments          A               A               A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Municipal Leases                   N               N               A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Foreign Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  American Depository Receipts       A               A               A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  European Depository Receipts       N               N               N
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Global Depository Receipts         N               N               N
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Foreign Forward Currency           A               A               A
  Contracts
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Foreign Exchange Contracts         N               N               N
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Obligations of                     N               N               N
  Supranational Agencies
-------------------------------------------------------------------------------
Derivative Contracts
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Call and Put Options               A               A               A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Futures Contracts                  A               A               A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Options                            A               A               A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Options on Currencies              A               A               A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Special Transactions
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Repurchase Agreements              A               A               A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Reverse Repurchase                 A               A               A
  Agreements
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Delayed Delivery                   A               A               A
Transactions
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
  Securities Lending                 A               A               A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Illiquid Securities                A               A               A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Restricted Securities              A               A               A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Time Deposits                      A               A               A
-------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
EQUITY FUNDS (Continued)       Dividend Capture    Growth Fund     Income Equity
                                     Fund                               Fund
-----------------------------------------------------------------------------------
  Unit Investment Trusts               A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  When-Issued Securities               A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Yankee Bonds                         A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Index-Based Securities               A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Investment Company                   A                A                A
  Securities
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
EQUITY FUNDS                     International    Macro 100 Fund      Mid Corp
                                  Equity Fund                       America Fund
-----------------------------------------------------------------------------------
Equity Securities
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Common Stocks                        P                P                P
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Preferred Stocks                     P                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Real Estate Investment               A                A                A
Trusts
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Warrants                             A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Other Business Organizations         A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Fixed Income Securities
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Treasury Receipts                    A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  U.S. Treasury Obligations            A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  U.S. Government Agency               A                A                A
Securities
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Bonds                                A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Certificates of Deposit              A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Corporate Debt Securities            A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Commercial Paper                     A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Demand Notes                         A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Mortgage Backed Securities           A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Asset Backed Securities              N                N                N
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Zero Coupon Securities               A                A                A
-------------------------------------------------
-----------------------------------------------------------------------------------
  Bankers' Acceptances                 A                A                A
-------------------------------
-----------------------------------------------------------------------------------
  Investment Grade Securities          A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Convertible Securities               A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Tax Exempt Securities
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  General Obligation Bonds             N                N                N
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Special Revenue Bonds                N                N                N
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Tax Exempt Commercial Paper          N                N                N
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Tax Increment Financing              N                N                N
Bonds
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Municipal Notes                      N                N                N
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Variable Rate Instruments            A                N                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Municipal Leases                     N                N                N
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Foreign Securities
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  American Depository Receipts         A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  European Depository Receipts         A                A                N
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Global Depository Receipts           A                A                N
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Foreign Forward Currency             A                A                A
  Contracts
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Foreign Exchange Contracts           A                N                N
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Obligations of                       A                N                N
  Supranational Agencies
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Derivative Contracts
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Call and Put Options                 A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Futures Contracts                    A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Options                              A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Options on Currencies                A                A                A
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
EQUITY FUNDS (Continued)         International    Macro 100 Fund      Mid Corp
                                  Equity Fund                       America Fund
-----------------------------------------------------------------------------------
Special Transactions
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Repurchase Agreements                A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Reverse Repurchase                   A                A                A
  Agreements
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Delayed Delivery                     A                A                A
Transactions
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Securities Lending                   A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Illiquid Securities                  A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Restricted Securities                A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Time Deposits                        A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Unit Investment Trusts               A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  When-Issued Securities               A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Yankee Bonds                         A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Index-Based Securities               A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Investment Company                   A                A                A
  Securities
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
EQUITY FUNDS                   New Economy Fund  Situs Small Cap      Rotating
                                                       Fund         Markets Fund
-----------------------------------------------------------------------------------
Equity Securities
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Common Stocks                        P                P                P
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Preferred Stocks                     A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Real Estate Investment               A                P                A
Trusts
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Warrants                             A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Other Business Organizations         A                A                N
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Fixed Income Securities
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Treasury Receipts                    A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  U.S. Treasury Obligations            A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  U.S. Government Agency               A                A                A
Securities
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Bonds                                A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Certificates of Deposit              A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Corporate Debt Securities            A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Commercial Paper                     A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Demand Notes                         A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Mortgage Backed Securities           A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Asset Backed Securities              A                A                N
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Zero Coupon Securities               A                A                A
-------------------------------
-----------------------------------------------------------------------------------
  Bankers' Acceptances                 A                A                A
-------------------------------
-----------------------------------------------------------------------------------
  Investment Grade Securities          A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Convertible Securities               A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Tax Exempt Securities
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  General Obligation Bonds             N                N                N
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Special Revenue Bonds                N                N                N
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Tax Exempt Commercial Paper          N                N                N
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Tax Increment Financing              N                N                N
Bonds
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Municipal Notes                      N                N                N
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Variable Rate Instruments            A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Municipal Leases                     N                N                N
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Foreign Securities
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  American Depository Receipts         A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  European Depository Receipts         A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Global Depository Receipts           A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Foreign Forward Currency             A                A                A
  Contracts
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
EQUITY FUNDS (Continued)       New Economy Fund  Situs Small Cap      Rotating
                                                       Fund         Markets Fund
-----------------------------------------------------------------------------------
  Foreign Exchange Contracts           N                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Obligations of                       N                A                A
  Supranational Agencies
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Derivative Contracts
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Call and Put Options                 A                A                A
-------------------------------------------------
-----------------------------------------------------------------------------------
  Futures Contracts                    A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Options                              A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Options on Currencies                A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Special Transactions
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Repurchase Agreements                A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Reverse Repurchase                   A                A                A
  Agreements
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Delayed Delivery                     A                A                A
Transactions
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Securities Lending                   A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Illiquid Securities                  A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Restricted Securities                A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Time Deposits                        A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Unit Investment Trusts               A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  When-Issued Securities               A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Yankee Bonds                         A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Index-Based Securities               A                A                P
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Investment Company                   A                A                A
  Securities
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
INCOME FUNDS                     Fixed Income      Intermediate       Michigan
                                Securities Fund     Government     Tax-Free Fund
                                                   Income Fund
-----------------------------------------------------------------------------------
Fixed Income Securities
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Treasury Receipts                      A                N                N
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
U.S. Treasury Obligations              A                P                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
U.S. Government Agency                 P                P                A
Securities
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Bonds                                  A                A                N
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Certificates of Deposit                A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Corporate Debt Securities              P                A                N
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Commercial Paper                       A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Demand Notes                           A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Taxable Municipal Securities           A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Mortgage Backed Securities             A                P                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Mortgage Dollar Rolls                  A                N                N
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Asset Backed Securities                A                N                N
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Zero Coupon Securities                 A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Bankers' Acceptances                   A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Credit Enhancement                     A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Investment Grade Securities            A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Convertible Securities               A                N                N
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Tax Exempt Securities
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
General Obligation Bonds               A                A                P
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Special Revenue Bonds                  A                A                P
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Tax Exempt Commercial Paper            A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Tax Increment Financing Bonds          A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Municipal Notes                        A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Variable Rate Instruments            A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Municipal Leases                       A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Foreign Securities
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Foreign Forward Currency             A                N                N
  Contracts
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Derivative Contracts
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Futures Contracts                      A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Options                                A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Options on Currencies                  A                A                N
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Special Transactions
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Repurchase Agreements                  A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Reverse Repurchase Agreements          A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Delayed Delivery Transactions          A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Securities Lending                     A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Illiquid Securities                    A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Restricted Securities                  A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Time Deposits                          A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
When-Issued Securities                 A                A                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Yankee Bonds                           A                A                N
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Investment Company                   A                A                A
  Securities
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Equity Securities
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Common Stocks                          N                N                N
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Preferred Stocks                       A                N                N
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Real Estate Investment Trusts          A                N                A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Warrants                               A                A                N
-----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
INCOME FUNDS (Continued)           Mortgage       Ohio Tax-Free       Short/
                                Securities Fund        Fund        Intermediate
                                                                   Fixed Income
                                                                  Securities Fund
----------------------------------------------------------------------------------
Fixed Income Securities
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Treasury Receipts                      N                N                N
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
U.S. Treasury Obligations              A                A                P
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
U.S. Government Agency                 A                A                P
Securities
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bonds                                  A                N                A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Certificates of Deposit                A                A                A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Corporate Debt Securities              A                N                P
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Commercial Paper                       A                A                A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Demand Notes                           A                A                A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Taxable Municipal Securities           A                A                A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mortgage Dollar Rolls                  A                A                N
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mortgage Backed Securities             P                N                A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Asset Backed Securities                A                N                A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Zero Coupon Securities                 A                A                A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bankers' Acceptances                   A                A                A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Credit Enhancement                     A                A                A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Investment Grade Securities            A                A                A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
  Convertible Securities               A                N                A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Tax Exempt Securities
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
General Obligation Bonds               A                P                A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Special Revenue Bonds                  A                P                A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Tax Exempt Commercial Paper            A                A                A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Tax Increment Financing Bonds          A                A                A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Municipal Notes                        A                A                A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
  Variable Rate Instruments            A                A                A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Municipal Leases                       A                A                A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Foreign Securities
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
  Foreign Forward Currency             N                N                A
  Contracts
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Derivative Contracts
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Futures Contracts                      A                A                A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Options                                A                A                A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Options on Currencies                  N                N                N
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Special Transactions
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Repurchase Agreements                  A                A                A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Reverse Repurchase Agreements          A                A                A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Delayed Delivery Transactions          A                A                A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
  Securities Lending                   A                A                A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Illiquid Securities                    A                A                A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Restricted Securities                  A                A                A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Time Deposits                          A                A                A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
When-Issued Securities                 A                A                A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Yankee Bonds                           N                N                A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
  Investment Company                   A                A                A
  Securities
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Equity Securities
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Common Stocks                          A                N                N
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Real Estate Investment Trusts          N                N                N
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Warrants                               A                A                N
----------------------------------------------------------------------------------


                       INVESTMENT PRACTICES

The Prospectuses discuss the principal investment strategies of the Funds. Below you will find more detail about the types of investments and investment practices permitted by each Fund, as noted in the preceding table, including those which are not part of a Fund's principal investment strategy.

Adjustable Rate Notes

The categories of Fixed Income Securities and Tax Exempt Securities may include "adjustable rate notes," which include variable rate notes and floating rate notes. For Money Market Fund purposes, a variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and that, upon such readjustment, can reasonably be expected to have a market value that approximates its amortized cost; the degree to which a variable rate note's market value approximates its amortized cost subsequent to readjustment will depend on the frequency of the readjustment of the note's interest rate and the length of time that must elapse before the next readjustment. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and that, at any time, can reasonably be expected to have a market value that approximates its amortized cost. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may seek to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security. Such security will be subject to a Fund's limitation governing investments in "illiquid" securities, unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days of the Fund's demand. See "INVESTMENT RESTRICTIONS" below.

American Depositary Receipts (ADRs),  European Depositary Receipts
(EDRs),   Continental   Depositary   Receipts  (CDRs)  and  Global
Depositary Receipts (GDRs)

ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities markets, EDRs are designed for trading in European securities markets and GDRs are designed for trading in
non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

Asset-backed Securities (Non-mortgage)

Asset-backed securities are instruments secured by company receivables, truck and auto loans, leases, and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

The purchase of non-mortgage asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to substantial prepayment risk, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary as much in response to changes in interest rates and the short-term nature of the underlying car loans or other receivables tend to dampen the impact of any change in the prepayment level.
Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors.

Common Stock

Common stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of liquidation. This right, however, is subordinate to that of preferred stockholders and any creditors, including holders of debt issued by the corporation. Owners of common stock are generally entitled to vote on important matters. A corporation may pay dividends on common stock.

Convertible Securities

Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Advisor's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise the Fund may hold or trade convertible securities.

Corporate Debt (Including Bonds, Notes and Debentures)

Corporate debt includes any obligation of a corporation to repay a borrowed amount at maturity and usually to pay the holder interest at specific intervals. Corporate debt can have a long or short maturity and is often rated by one or more nationally recognized statistical rating organizations. See the Appendix to this SAI for a description of these ratings.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Credit-Enhanced Securities

Credit-enhanced securities are securities whose credit rating has been enhanced, typically by the existence of a guarantee, letter of credit, insurance or unconditional demand feature. In most cases, the Advisor evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer") rather than the issuer. However, except where prohibited by Rule 2a-7 under the 1940 Act, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued both by the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security. A default on the underlying security or other event that terminates a demand feature prior to its exercise will adversely affect the liquidity of the underlying security.

The Money Market Funds are subject to the diversification requirements relating to credit-enhanced securities imposed by Rule 2a-7 of the 1940 Act. The Ohio Municipal Money Market Fund may not invest, with respect to 75% of its total assets, more than 10% of its total assets in the credit-enhanced securities of one credit enhancer.

Defensive Investments

At times the Advisor may determine that conditions in securities markets may make pursuing a Fund's principal investment strategies inconsistent with the best interests of the Fund's shareholders. At such times, the Advisor may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of a Fund's assets. In implementing these temporary "defensive" strategies, a Fund may temporarily place all or a portion of its assets in cash, U.S. Government securities, debt securities which the Advisor considers to be of comparable quality to the acceptable investments of the Fund and other investments which the Advisor considers consistent with such strategies. In the case of the Single State Funds, a Fund's alternative strategies may give rise to income which is not exempt from federal or state taxes.

Equity Securities

Equity securities include both foreign and domestic common stocks, preferred stocks, securities convertible or exchangeable into common or preferred stocks, and other securities which the Advisor believes have common stock characteristics, such as rights and warrants.

Fixed Income Securities

Fixed income securities include corporate debt securities, U.S. Government securities, mortgage-related securities, tax-exempt securities and any other securities which provide a stream of fixed payments to the holder.

Foreign Currency Options (also see "Options")

Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market (so-called "OTC options"), although options on foreign currencies have recently been listed on several exchanges.
Options will be purchased or written only when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

Purchases  and sales of options  may be used to  increase  current
return.   They  are  also   used  in   connection   with   hedging
transactions. See "Foreign Currency Transactions."

Writing covered call options on currencies may offset some of the costs of hedging against fluctuations in currency exchange rates. For transaction hedging purposes a Fund may also purchase exchange-listed and OTC put and call options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A call option on a futures contract gives a Fund the right to
assume  a  long  position  in  the  futures   contract  until  the
expiration of the option.

The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors maybe disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets. Options contracts are valued by the primary exchange or board of trade on which such options are traded at the last quoted bid price.

Foreign Currency Transactions

Foreign currency transactions include purchasing and selling foreign currencies, entering into forward or futures contracts to purchase or sell foreign currencies (see "Forward Foreign Currency and Foreign Currency Futures Contracts"), and purchasing and selling options on foreign currencies (see "Foreign Currency Options"). Foreign currency transactions may be used to hedge against uncertainty in the level of future foreign currency exchange rates and to increase current return.

Purchases and sales of foreign currencies on a spot basis are used to increase current return. They are also used in connection with both "transaction hedging" and "position hedging."

Transaction hedging involves entering into foreign currency transactions with respect to specific receivables or payables generally arising in connection with the purchase or sale of portfolio securities. Transaction hedging is used to "lock in" the U.S. dollar price of a security to be purchased or sold, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The goal is to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging involves entering into foreign currency transactions either to protect against: (i) a decline in the value of a foreign currency in which a security held or to be sold is denominated; or (ii) an increase in the value of a foreign currency in which a security to be purchased is denominated. In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts.

Neither transaction nor position hedging eliminates fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from the increase in the value of such currency.

Hedging transactions are subject to correlation risk due to the fact that the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be perfectly matched. This is because the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

Forward Foreign Currency and Foreign Currency Futures Contracts

A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (CFTC), such as the New York Mercantile Exchange.

Forward foreign currency contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign currency contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Forward foreign currency contracts and foreign currency futures contracts can be used to increase current return. They are also used in connection with both "transaction hedging" and "position hedging." See "Foreign Currency Transactions."

Among the risks of using foreign currency futures contracts is the fact that positions in these contracts (and any related options) may be closed out only on an exchange or board of trade which provides a secondary market. Although it is intended that any Fund using foreign currency futures contracts and related options will only purchase or sell them on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

In addition, it is impossible to forecast with precision the market value of a security at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the hedged portfolio security if the market value of such security exceeds the amount of foreign currency a Fund is obligated to deliver.

When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills up to 5% of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming a Fund satisfies its contractual obligation.

Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin," and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the Fund's position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.


Foreign Securities (including Emerging Markets)

Foreign securities are those securities which are issued by companies located outside the United States and principally traded in foreign markets. This includes equity and debt securities of foreign entities and obligations of foreign branches of U.S. and foreign banks. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign or domestic branches of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper. In addition, the Funds may invest in depositary receipts. The Funds may also invest in securities issued or guaranteed by foreign corporations or foreign governments, their political subdivisions, agencies or instrumentalities and obligations of supranational entities such as the World Bank and the Asian Development Bank. Investment in foreign securities is subject to a number of special risks.

Since foreign securities are normally denominated and traded in foreign currencies, the value of a Fund's assets invested in such securities may be affected favorably or unfavorably by currency exchange rates and exchange control regulation. Exchange rates with respect to certain currencies may be particularly volatile. Additionally, although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delays in payment or delivery of securities or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, with respect to certain foreign countries, there is a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of investments in those countries. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those countries. Special tax considerations apply to foreign securities.

The International Equity Fund and Situs Small Cap Fund may invest in the securities of emerging market issuers. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluation in the currencies in which the Fund's securities are denominated may have a detrimental impact on the Fund.

Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy's base, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, there may be greater difficulties or restrictions with respect to investments made in emerging markets countries.

Emerging markets typically have substantially less volume than U.S. markets. In addition, securities in many of such markets are less liquid, and their prices often are more volatile, than securities of comparable U.S. companies. Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could result in temporary periods when assets may be uninvested. Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund incurring additional costs and delays in the transportation and custody of such securities.

Each of the Equity Funds, Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund may invest in foreign securities. The Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund, however, may only invest up to 10% of their net assets in non-U.S. dollar-denominated bonds.

Futures Contracts and Options on Futures Contracts

A futures contract is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery of a security at a specified future time and price. By purchasing futures (assuming a "long" position) a Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures (assuming a "short" position) it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on debt securities will be valued at the most recent settlement price, unless that price does not in the judgment of the Trustees reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Trustees. Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing transactions and guarantees that the Fund's sale and purchase obligations under closed-out positions will be performed at the termination of the contract.

Hedging by use of futures on debt securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. A Fund may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities may be offset by appreciation in the value of the futures position.

On other occasions, a Fund may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Advisor expects to purchase for a Fund particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities may be offset by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

Successful use by a Fund of futures contracts on debt securities is subject to the Advisor's ability to predict correctly movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the market prices of debt securities held by it and the prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily margin maintenance requirements. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

A Fund may purchase and write put and call options on debt futures contracts, as they become available. Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. As with options on securities, the holder or writer of an option may terminate its position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements, and, in addition, net option premiums received will be included as initial margin deposits. See "Margin Payments" below. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. However, there may be circumstances when the purchases of call or put options on a futures contract would result in a loss to a Fund when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of debt securities. The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

Margin payments. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin". The nature of initial margin is different from that of in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations. Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market". These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying debt security rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract. Conversely, if the price of the underlying security falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract.

When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Liquidity risks. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Trust intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that the Fund would have to exercise the options in order to realize any profit.

Hedging risks. There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the prices of securities which are the subject of the hedge. The Advisor will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indices the movements of which will, in its judgment, correlate closely with movements in the prices of the portfolio securities sought to be hedged.

Successful use of futures contracts and options by a Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction over a very short time period.

Other risks. Funds will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Index-Based Investments

Index-Based Investments, such as Standard & Poor's Depository Receipts (SPDRs), NASDAQ-100 Index Tracking Stock (NASDAQ 100s), World Equity Benchmark Shares (WEBS), and Dow Jones DIAMONDS (Diamonds), are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange.

A UIT will generally issue Index-Based Investments in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities (Index Securities) of the applicable index (Index), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit (Balancing Amount) designed to equalize the NAV of the Index and the NAV of a Portfolio Deposit.

Index-Based Investments are not individually redeemable, except upon termination of the UIT. To redeem, the portfolio must accumulate enough Index-Based Investments to reconstitute a Creation Unit (large aggregations of a particular Index-Based Investment). The liquidity of small holdings of Index-Based
Investments, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

The price of Index-Based Investments is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of Index-Based Investments is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for Index-Based Investments is based on a basket of stocks. Disruptions in the markets for the securities underlying Index-Based Investments purchased or sold by the Portfolio could result in losses on Index-Based Investments. Trading in Index-Based Investments involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

Index Futures Contracts and Options on Index Futures Contracts

A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index (S&P 100) is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange (NYSE). The S&P 100 assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 were $180, one contract would be worth $18,000 (100 units X $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take
place.   Instead,   settlement   in  cash  must   occur  upon  the
termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 at a specified future date at a contract price of $180 and the S&P 100 is at $184 on that future date, the Fund will gain $400 (100 units X gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 is at $182 on that future date, the Fund will lose $200 (100 units X loss of $2). A Fund may purchase or sell futures contracts with respect to any stock index. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

Purchases and sales of index futures may be used to hedge an investment. To hedge an investment successfully, however, a Fund must invest in futures contracts with respect to indices or sub-indices the movements of which will have a significant correlation with movements in the prices of the Fund's securities.

Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder assumes the underlying futures position and receives a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement is made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing call and put options on index futures contracts, a Fund may purchase put and call options on the underlying indices themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy, and the writer undertakes the obligation to sell, an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount." This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier." A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

The Funds will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 20% of a Fund's total assets.

Interests in Other Business Organizations

The Dividend Capture Fund, Growth Fund, International Equity Fund, Macro 100 Fund, Mid Corp America Fund, New Economy Fund and Situs Small Cap Fund may invest in entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States which may issue securities comparable to common or preferred stock.

Money Market Instruments

Except where otherwise noted, all of the Funds may, for temporary defensive or liquidity purposes, invest up to 100% of their assets in money market instruments.

       Commercial Paper and Variable Amount Master Demand Notes

       Consistent with its investment objective, policies, and restrictions, each Fund may invest in commercial paper (including Section 4(2) commercial paper) and variable amount master demand notes. Commercial paper consists of unsecured promissory notes issued by corporations normally having maturities of 270 days or less and rates of return which are fixed. These investments may include Canadian Commercial Paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

       Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. A variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

       The commercial paper in which any of the Money Market Funds may invest is subject to the issuer diversification and quality restrictions imposed by Rule 2a-7 under the 1940 Act. The commercial paper in which the Mortgage
       Securities Fund may invest must be: (i) rated A-1 or better by Standard & Poor's (S&P) or P-1 or better by Moody's Investors Service (Moody's); or (ii) unrated, but issued by companies with outstanding debt issues rated AAA by S&P or Aaa by Moody's.

       Bank Obligations

       Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers' acceptances,
      certificates   of  deposit,   time   deposits   and  similar
      securities.

       Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise that are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers' acceptances will be limited to those guaranteed by domestic and foreign banks having, at the time of investment, total assets of $1 billion or more (as of the date of the institution's most recently published financial statements).

       Certificates of deposit and time deposits represent funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

       Investments in certificates of deposit and time deposits may include Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits, which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits, which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks. All investments in certificates of deposit and time deposits will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment, have total assets of $1 billion or more (as of the date of the institution's most recently published financial statements) or (b) the principal amount of which is insured by the Federal Deposit Insurance Corporation.

       The Money Market Fund, Ohio Municipal Money Market Fund and Florida Tax-Free Money Fund may only invest in bank obligations issued by domestic banks and U.S. branches of foreign banks subject to U.S. banking regulation. In addition, at the time of the investment, the issuing bank must have capital, surplus and undivided profits in excess of $100 million. Issuing banks of obligations in which the Mortgage Securities Fund invests must have capital, surplus and undivided profits in excess of $1 billion.

       The Michigan Tax-Free Fund is limited to investing only in dollar-denominated obligations of: (i) U.S., Canadian, Asian or European banks with at least $500 million in total assets; or (ii) U.S. savings and loan associations with at least $1 billion in total assets.


Variable Rate Demand Notes

       Variable rate demand notes (VRDNs) are unsecured, direct lending arrangements between a Fund, as the lender, and a corporation, financial institution, government agency, municipality or other entity.

       VRDNs have interest rates which float or which are adjusted at regular intervals ranging from daily to annually. Although the VRDNs are not generally traded, a Fund may demand payment of principal and accrued interest according to its arrangement with the borrower (usually upon no more than seven days' notice). VRDNs are, therefore, treated as maturing on the later of the next interest adjustment or the date on which a Fund may next demand payment. Some VRDNs are backed by bank letters of credit.

      Each of the Funds may only invest in VRDNs which satisfy its credit requirements for commercial paper.

Other instruments may include: obligations (certificates of deposit, time deposits, bank master notes, and bankers' acceptances) of thrift institutions, and savings and loans, provided that such institutions have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; short-term corporate obligations rated within the three highest rating categories by an NRSRO (e.g., at least A by S&P or A by Moody's) at the time of investment, or, if not rated, determined by the Advisor to be of comparable quality; general obligations issued by the U.S. Government and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government (e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration); receipts, including Treasury Receipts, Treasury Income Growth Receipts and Certificates of Accrual on Treasuries; repurchase agreements involving such obligations; money market funds, and foreign commercial paper.

Money Market Mutual Funds

Except under limited circumstances or pursuant to an exemptive relief from the Securities and Exchange Commission (SEC), a Fund may not invest more than 10% of its total assets at any one time in the shares of other funds, 5% of its total assets in the shares of any one mutual fund, or own more than 3% of the shares of any one fund. When a Fund invests in the shares of other mutual funds, investment advisory and other fees will apply, and the investment's yield will be reduced accordingly.

Pursuant to an exemptive order, dated July 24, 2001, received from the SEC, each of the Equity Funds and the Income Funds, may invest up to 25% of their respective total assets in Interfund Shares of the Huntington Money Market Fund subject to Subchapter M and diversification rules as described under "Taxes" below .

Mortgage Dollar Roll Transactions

A dollar roll transaction is a transaction through which a Fund sells certain of its securities to financial institutions such as banks and broker-dealers, and agrees to repurchase substantially similar securities at a mutually agreed upon date and price. At the time a Fund enters into a dollar roll agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid high grade debt securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to insure that such equivalent value is maintained at all times. Dollar roll agreements involve the risk that the market value of securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Dollar roll agreements are considered to be borrowings by an investment company under the 1940 Act and, therefore, a form of leverage. A Fund may experience a negative impact on its net asset value (NAV) if interest rates rise during the term of a dollar roll agreement. A Fund generally will invest the proceeds of such borrowings only when such borrowings will enhance a Fund's liquidity or when the Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.


Mortgage-related Securities

Mortgage-related securities are securities that, directly or indirectly, represent participations in, or are secured by and payable from, loans secured by real property. Mortgage-related securities include mortgage pass-through securities, adjustable rate mortgage securities and derivative securities such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage-related securities fall into three categories: (a) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC); (b) those issued by non-governmental issuers that represent interests in, or are collateralized by, mortgage-related securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (c) those issued by non-governmental issuers that represent an interest in, or are collateralized by, whole mortgage loans or mortgage-related securities without a government guarantee but usually with over-collateralization or some other form of private credit enhancement. Non-governmental issuers include originators of investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

There are a number of important differences both among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities themselves. Ginnie Maes are Mortgage Pass-Through Certificates issued by GNMA, which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are guaranteed as to the timely payment of principal and interest by GNMA and GNMA's guarantee is backed by the full faith and credit of the U.S. Treasury. In addition, Ginnie Maes are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under GNMA's guarantee. Mortgage-related securities issued by the FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA but are not backed by or entitled to the full faith and credit of the U.S. Treasury. Mortgage-related securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCS"). The FHLMC is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the U.S. Treasury or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of mortgage-related securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are prone to prepayment. For this and other reasons, a mortgage-related security's effective maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

       Mortgage Pass-through Securities

       Mortgage   pass-through    securities   provide   for   the
       pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.



      Adjustable Rate Mortgage Securities

       Adjustable rate mortgage securities (ARMS) are pass-through mortgage securities collateralized by mortgages with interest rates that are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the values of ARMS, like other debt securities, generally vary inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

       ARMS typically have caps which limit the maximum amount by which the interest rate may be increased or decreased at periodic intervals or over the life of the loan. To the extent that interest rates increase in excess of the caps, ARMS can be expected to behave more like traditional debt securities and to decline in value to a greater extent than would be the case in the absence of such caps. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages. The extent to which the prices of ARMS fluctuate with changes in interest rates will also be affected by the indices underlying the ARMS. Some indices, such as the one-year constant maturity Treasury note rate, closely mirror changes in market interest rate levels.
       Others, such as the 11th District Federal Reserve Cost of Funds Index (often related to ARMS issued by FNMA), tend to lag changes in market levels and tend to be somewhat less volatile.

       Derivative Mortgage Securities

       Collateralized mortgage obligations are derivative mortgage securities and are debt instruments issued by special purpose entities which are secured by pools of mortgage loans or other mortgage-related securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-related securities. Both are considered derivative mortgage securities and are collectively referred to as "CMOs." Payments of principal and interest on underlying collateral provide the funds to pay debt service on the collateralized mortgage obligation or make scheduled distributions on the multi-class pass-through security.

       In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates.

       The principal and interest on the underlying mortgages may be allocated among the several tranches of a CMO in many ways. For example, certain tranches may have variable or floating interest rates and others may provide only the principal or interest feature of the underlying security. Generally, the purpose of the allocation of the cash flow of a CMO to the various tranches is to obtain a more predictable cash flow to certain of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. As part of the process of creating more predictable cash flows on most of the tranches of a CMO, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches, which may include inverse floaters, stripped mortgage-backed securities, and Z tranches, discussed below, are generally higher than prevailing market yields on mortgage-related securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, the market prices of and yield on these tranches generally are more volatile.

       An inverse floater is a CMO tranche with a coupon rate that moves inversely to a designated index, such as LIBOR (London Inter-Bank Offered Rate) or COFI (Cost of Funds Index). Like most other fixed income securities, the value of inverse floaters will decrease as interest rates increase. Inverse floaters, however, exhibit greater price volatility than the majority of mortgage pass- through securities or CMOs. Coupon rates on inverse floaters typically change at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while any drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters also exhibit extreme sensitivity to changes in prepayments. Inverse floaters would be purchased by a Fund in an attempt to protect against a reduction in the income earned on the Fund's investments due to a decline in interest rates.

       Z tranches of CMOs defer interest and principal payments until one or more other classes of the CMO have been paid in full. Interest accretes on the Z tranche, being added to principal, and is compounded through the accretion period. After the other classes have been paid in full, interest payments begin and continue through maturity. Z tranches have characteristics similar to zero coupon bonds. Like a zero coupon bond, during its accretion period a Z tranche has the advantage of eliminating the risk of reinvesting interest payments at lower rates during a period of declining market interest rates. At the same time, however, and also like a zero coupon bond, the market value of a Z tranche can be expected to fluctuate more widely with changes in market interest rates than would the market value of a tranche which pays interest currently. In addition, changes in prepayment rates on the underlying mortgage loans will affect the accretion period of a Z tranche, and therefore also will influence its market value.

       The Mortgage Securities Fund will invest only in CMOs which are issued by agencies or instrumentalities of the U.S. government or CMOs issued by private organizations which are rated AAA by an NRSRO.

       Stripped mortgage-backed securities (SMBSs) may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities). SMBSs are derivative multi-class securities. SMBSs are usually structured with two classes and receive different proportions of the interest and principal distributions on the pool of underlying mortgage-backed securities. Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs (the principal-only or "PO" class) and a reduction in the amount of payments made to holders of interest-only SMBSs (the interest-only or "IO" class). Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities. If the underlying mortgages experience slower than anticipated prepayments of principal, the yield on a PO class will be affected more severely than would be the case with a traditional mortgage-related security. Because the yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities, it is possible that a Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. A Fund's inability to fully recoup its investment in these securities as a result of a rapid rate of principal prepayments may occur even if the securities are rated AAA by an NRSRO. In view of these considerations, the Advisor intends to use these characteristics of interest-only SMBSs to reduce the effects of interest rate changes on the value of a Fund's portfolio, while continuing to pursue current income.

Options

A call option gives the purchaser of the option the right to buy a security at a stated price from the writer (seller) of the option. A put option gives the purchaser of the option the right to sell a security at a stated price to the writer of the option. In a covered call option, during the option period the writer owns the security (or a comparable security sufficient to satisfy securities exchange requirements) which may be sold pursuant to the option. In a covered put option, the writer holds cash and/or short-term debt instruments sufficient in an amount equal to the exercise price of the option. In addition, a put or call option will be considered covered if and to the extent that some or all of the risk of the option has been offset by another option. A Fund may write combinations of covered puts and calls on the same underlying security.

In general, a Fund may write options in an attempt to increase returns or purchase options for hedging purposes.

The premium received from writing a put or call option, increases a Fund's return on the underlying security in the event that the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. A put option locks in the price at which a Fund may sell a security it holds, thus hedging against market declines and a call option locks in the price at which a Fund may purchase a security, thus hedging against inflation. Such protection is provided during the life of the put option since the Fund, as holder of the option, is able to sell the underlying security at the option's exercise price regardless of any decline in the underlying security's market price.

By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security substantially appreciates in value.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. A Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

Those Funds that are authorized to write or purchase put and call options must cover such options.

The successful use of options depends on the ability of the Advisor to forecast interest rate and market movements. For example, if a Fund were to write a call option based on the Advisor's expectation that the price of the underlying security will fall, but the price rises instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the Advisor's expectations that the price of the underlying security will rise, but the price falls instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not lose any of its investment in such security if the price does not change.

The  use  of  options   also   involves   the  risk  of  imperfect
correlation between movements in option prices and movements in the value of the underlying securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although a Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transaction at any particular time or at an acceptable price.

A Fund generally expects that its options transactions will be conducted on recognized exchanges. In certain instances, however, a Fund may purchase and sell options in the OTC markets. A Fund's ability to terminate options in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to a Fund. A Fund will, however, engage in OTC market transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Advisor, the pricing mechanism and liquidity of the OTC market is satisfactory and the participants are responsible parties likely to meet their contractual obligations.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events--such as volume in excess of trading or clearing capability--were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, a Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as a purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options by holders who would be unable to deliver the underlying interest. A Fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration and the Fund was unable either to acquire the underlying security or to sell the put option in the market.

Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premium may not reflect the current prices of the underlying interest in the United States.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when the Advisor believes it is inadvisable to do so.

Higher than anticipated trading activity or order flow or other unforeseen events might cause the Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict a Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of the Advisor may be considered such a group. These position limits may restrict the Trust's ability to purchase or sell options on particular securities. Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by the Options Clearing Corporation.

Preferred Stock

Preferred stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of a liquidation. This right, however, is subordinate to that of any creditors, including holders of debt issued by the corporation. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate.

Real Estate Investment Trusts (REITs)

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. The real property and mortgages serving as investment vehicles for REITs may be either residential or commercial in nature and may include healthcare facilities. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code
(Code). Such tax requirements limit a REITs' ability to respond to changes in the commercial real estate market.

Investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Repurchase Agreements

Repurchase agreements are agreements through which banks, broker-dealers and other financial institutions approved by the Trustees, sell securities (usually U.S. Government securities) to a Fund and agree to repurchase those securities at a specified price and time (usually not more than seven days from the original sale). The seller's obligation to pay the repurchase price is secured by the securities to be repurchased. These securities are required to be held by the Fund, its custodian or a third-party custodian. In order to protect the Fund's interest, collateral securities must have a value of at least 100% of the resale price at all times. (The seller must provide additional collateral in the event that this condition is not met). In general, the Advisor will require collateral securities to have a value of at least 102% of the resale price at the time the repurchase agreement is made. The collateral is marked to market on a daily basis, thus enabling the Advisor to determine when to request additional collateral from the seller.

If a seller defaults on its repurchase obligation, a Fund could realize a loss on the sale of the underlying securities to the extent that the proceeds of the sale (including accrued interest) are less than the resale price. In addition, even though the U.S. Bankruptcy Code provides protection to a Fund if the seller becomes bankrupt or insolvent, the Fund may suffer losses in such event.

Restricted and Illiquid Securities

Restricted securities are any securities which are subject to restriction on resale under federal securities law, including commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Illiquid securities are any securities for which there is a limited trading market and may, therefore, be difficult to sell at market value. Because restricted and illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund.

Section 4(2) commercial paper is generally sold to institutional investors, such as mutual funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Trust believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Trust may treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Trust intends not to subject such paper to any limitation applicable to restricted securities.

Illiquid securities include restricted securities, repurchase agreements providing for settlement on more than seven days' notice and OTC options.

Reverse Repurchase Agreements

Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund's investment objective and fundamental investment restrictions; as a matter of non fundamental policy, each Fund intends to limit total borrowings under reverse repurchase agreements to no more than 10% of the value of its total assets. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. A Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account  assets  such  as  U.S.  Government  securities  or  other liquid, high-quality debt securities consistent with the Fund's investment objective having a value equal to 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

Securities Lending

In order to generate additional income, each of the Funds may lend its portfolio securities on a short-term basis to certain brokers, dealers or other financial institutions selected by the Advisor and approved by the Trustees. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. As a matter of fundamental policy, the aggregate value of all securities loaned by each of the Funds, except the Dividend Capture Fund, International Equity Fund, Macro 100 Fund, Mid Corp America Fund, New Economy Fund, Rotating Markets Fund and Situs Small Cap Fund may not exceed 20% of a Fund's total assets (5% in the case of Michigan Tax-Free Fund). Any loans made will be continuously secured by collateral in cash or U.S. government obligations at least equal to 100% of the value of the securities on loan. As a matter of non-fundamental policy, the Dividend Capture Fund, International Equity Fund, Macro 100 Fund, Mid Corp America Fund, New Economy Fund, Rotating Markets Fund and Situs Small Cap Fund may each lend portfolio securities in an amount representing up to 33 1/3% of the value of their total assets and the loan must be collateralized by cash or U.S. government obligations. It is each Fund's policy to maintain collateral in an amount equal to at least 102% of the current market value of the loaned securities.

While portfolio securities are on loan, the borrower will pay to the lending Fund any dividends or interest received on the securities. In addition, the Fund retains all or a portion of the interest received on investment of the collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the lending Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable a Fund to exercise voting rights on any matters materially affecting the investment. A Fund may also call such loans in order to sell the securities.

One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.


Small Cap/Special Equity Situation Securities

Certain Funds may invest in the securities of small capitalization companies and companies in special equity situations. Companies are considered to have a small market capitalization if their capitalization is within the range of those companies in the S&P 600 Small Cap Index. Companies are considered to be experiencing special equity situations if they are experiencing unusual and possibly non-repetitive developments, such as mergers; acquisitions; spin-offs; liquidations; reorganizations; and new products, technology or management. These companies may offer greater opportunities for capital appreciation than larger, more established companies, but investment in such companies may involve certain special risks. These risks may be due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth in management. The securities of such companies are often traded in the over-the-counter market and may not be traded in volumes typical on a national securities exchange. Thus, the securities of such companies may be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established growth companies. Since a "special equity situation" may involve a significant change from a company's past experiences, the uncertainties in the appraisal of the future value of the company's equity securities and the risk of a possible decline in the value of the Funds' investments are significant.

Tax-Exempt Securities

Tax-exempt securities are debt obligations the interest on which is, in the opinion of bond counsel for the issuing governmental entity or agency, excluded from gross income for federal income tax purposes. Examples of tax-exempt securities include fixed and floating or variable rate municipal obligations, tax-exempt notes, participation, trust and partnership interests in municipal obligations, tax-exempt commercial paper, stand-by commitments and private activity bonds.

Tax-exempt securities are issued to obtain monies for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, water and sewer works, and other utilities. Other public purposes for which tax-exempt securities may be issued include refunding outstanding obligations, obtaining monies for general operating expenses and to lend to other public institutions and facilities. The two principal classifications of tax-exempt securities are general obligation and limited obligation (or revenue) securities. General obligation securities are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer.

Limited obligation securities are payable only from the revenues derived from a particular facility or class or facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Private activity bonds generally are limited obligation securities, the credit and quality of which are usually directly related to the credit of the private user of the facilities. Payment of principal of and interest on these bonds is the responsibility of the private user (and any guarantor).

Tax-exempt notes and tax-exempt commercial paper are generally used to provide for short-term capital needs, seasonal working capital needs of municipalities or to provide interim construction financing, and generally have maturities of one year or less. Tax-exempt notes include tax anticipation notes (TANs), revenue anticipation notes (RANs) and bond anticipation notes
(BANs). TANs are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes. RANs are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the federal revenue sharing programs. BANs are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions and is actively traded.

Private activity bonds (sometimes called "industrial development bonds") may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities. Because dividends attributable to interest on such bonds may not be tax exempt, it may not be desirable for an investor to purchase shares of a Fund which invests in private activity bonds, if such investor is a "substantial user" of facilities which are financed by private activity bonds or industrial development bonds or a "related person" of such a substantial user.

Tax-exempt securities may be purchased through the acquisition of certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on tax-exempt securities. In such arrangements, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related tax-exempt securities must be exempt from federal income tax and applicable state income taxes to the same extent as interest on such tax-exempt securities, in the opinion of counsel to the initial seller of each such certificate or instrument.

Tax-exempt securities may also be acquired by purchasing from banks participation interests in all or part of specific holdings of tax-exempt securities. Such participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. A Fund will have the right to sell the interest back to the bank or other financial institutions and draw on the letter of credit on demand, generally on seven days' notice, for all or any part of the Fund's participation interest in the par value of the municipal obligation plus accrued interest. the Advisor will generally exercise the demand on a letter of credit only under the following circumstances: (1) upon default of any of the terms of the documents of the municipal obligation, (2) as needed to provide liquidity in order to meet redemptions, or (3) in order to maintain a high quality investment portfolio. The selling bank may receive a fee in connection with the arrangement. Banks and financial institutions are subject to extensive governmental regulations which may limit the amounts and types of loans and other financial commitments that may be made and interest rates and fees which may be charged. The profitability of banks and financial institutions is largely dependent upon the availability and cost of capital funds to finance lending operations under prevailing money market conditions. General economic conditions also play an important part in the operations of these entities and exposure to credit losses arising from possible financial difficulties of borrowers may affect the ability of a bank or financial institution to meet its obligations with respect to a participation interest. A Fund which purchases a participation interest must receive an opinion of counsel or a ruling of the Internal Revenue Service stating that interest earned by it on the tax-exempt securities in which it holds such participation interest is excluded from gross income for federal regular income tax purposes and applicable state income taxes.

Prices and yields on tax-exempt securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions in the market for tax-exempt obligations, the size of a particular offering, the maturity of the obligation and ratings of particular issues, and are subject to change from time to time. Information about the financial condition of an issuer of tax-exempt bonds or notes may not be as extensive as that which is made available by corporations whose securities are publicly traded.

Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of tax-exempt securities. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations to pay interest on and principal of their tax-exempt securities may be materially impaired or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax exempt obligations or certain segments thereof, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of tax-exempt securities in the same manner. Obligations of issuers of tax-exempt securities are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Code, affecting the rights and remedies of creditors.

The Code imposes certain continuing requirements on issuers of tax-exempt securities regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the United States of America. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

The Ohio Tax-Free Fund may not invest in private activity bonds if the interest is treated as a preference item for purposes of the federal alternative minimum tax (AMT). Shareholders should consult their own tax advisor regarding the potential effect on them (if any) of any investment in the Tax-Exempt Funds.


U.S. Government Securities

U.S. government securities are securities that are either issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities. U.S. government securities are limited to: direct obligations of the U.S. Treasury, such as bills, notes, and bonds of the U.S. Treasury, and notes, bonds, and discount notes of U.S. Government agencies or instrumentalities, including certain mortgage securities.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury.

Other such obligations are only supported by: the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury; the discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or the credit of the agency or instrumentality.

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity ("GSE") acting under federal authority. Some GSE securities are supported by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities backed by the full faith and credit of the U.S governmetn include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

GSE securities, not backed by the full faith and credit of the U.S. government but that receive support through federal subsidies, loans or other benefits include the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

Other GSE securities are not backed by the full faith and credit of the U.S. government and have no explicit financial support, including the Farm Credit System, Financing Corporation, and
Resolution Funding Corporation.


U.S. Treasury Security Futures Contracts and Options

U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury securities futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option. U.S. Treasury security futures contracts and options on such contracts are used to hedge against movements in the value of tax-exempt securities.

Successful use of U.S. Treasury security futures contracts depends on the ability to predict the direction of interest rate movements and the effects of other factors on the value of debt securities. For example, the sale of U.S. Treasury security futures contracts is used to hedge against the possibility of an increase in interest rates which would adversely affect the value of tax-exempt securities held in a Fund's portfolio. If, unexpectedly, the prices of the tax-exempt securities increase following a decline in interest rates, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities. For example, if a Fund has hedged against a decline in the values of tax-exempt securities held by it by selling U.S. Treasury securities futures and the value of U.S. Treasury securities subsequently increases while the value of its tax-exempt securities decreases, the Fund will incur losses on both its U.S. Treasury security futures contracts and its tax-exempt securities. the Advisor will seek to reduce this risk by monitoring movements in markets for U.S. Treasury security futures and options and for tax-exempt securities closely.


Warrants

Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

When-issued and Delayed Delivery Transactions

When-issued and delayed  delivery  transactions  are  arrangements through which a Fund purchases securities with payment and delivery scheduled for a future time. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the purchasing Fund sufficient to make payment for the securities are segregated on the Fund's records at the trade date. These assets are then marked to market daily and maintained until the transaction has been settled. A seller's failure to complete a transaction may cause a Fund to miss a desired price or yield. In addition, because of delayed settlement, a Fund may pay more than market value on the settlement date. the Advisor may choose to dispose of a commitment prior to settlement.

With the exception of the Mortgage Securities Fund, which may invest up to 35% of its total assets in securities purchased on a when-issued or delayed delivery basis, the Dividend Capture Fund, the Mid Corp America Fund, the New Economy Fund, and the Situs Small Cap Fund, which may invest up to 25% of their total assets in securities purchased on a when-issued or delayed delivery basis, and the International Equity Fund and Macro 100 Fund, which have no such restrictions on total assets, none of the Funds intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of a Fund's assets.

Zero-coupon Securities

Zero-coupon securities are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the NAV of shares of a Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other Funds and other mutual funds investing in securities making current distributions of interest and having similar maturities.

Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a
number  of  different   names,   including  TIGRS  and  CATS.  The
underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

In addition, the U.S. Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on U.S. Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program, as established by the U.S. Treasury Department, is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Fund will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidence of ownership of the underlying U.S. Treasury securities. When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons maybe sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

                         INVESTMENT RISKS

There are many factors which may affect an investment in the Funds. The Funds' principal risks are described in the Prospectus. Additional risk factors are outlined below.

Risks  of ADRs  and  Domestically  Traded  Securities  of  Foreign
Issuers

Because the Funds (except Mortgage Securities Fund) may invest in American Depositary Receipts (ADRs) and other domestically traded securities of by foreign companies, the Funds' Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards, than would otherwise be the case.

Call Risk

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Concentration Risk

When a Fund invests more than 25% of its net assets in securities of issuers within a particular geographic region, it is subject to increased risk. As is the case with respect to each of the single state Funds, performance will generally depend on the region's performance, which may differ in direction and degree from that of the overall stock market. In addition, financial, economic, business and political developments affecting the region may have a greater effect on these Funds.

Credit (or Default) Risk

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
Many fixed income securities receive credit ratings from services such as S&P and Moody's. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's credit assessment.
Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
Credit  risk   includes  the   possibility   that  a  party  to  a
transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Currency Risk

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of its Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Additionally, the Fund makes significant investments in securities denominated in the euro, the new single currency of the European Monetary Union (EMU).Therefore, the exchange rate between the euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

Derivative Contracts Risk

The use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which a Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, a Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause a Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this Prospectus, such as interest rate, credit, liquidity and leverage risks.

Equity Risk

Equity risk is the risk that stock prices will fall quickly and dramatically over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and period of falling prices. Often, dramatic movements in prices occur in response to reports of a company's earnings, economic
statistics   or   other   factors   which   affect   an   issuer's
profitability.

To the extent that a Fund invests in smaller capitalization stocks, it may be subject to greater risks than those associated with investment in larger, more established companies. Small companies tend to have limited product lines, markets or financial resources, and may be dependent on a small management group. Small company stocks may be subject to more abrupt or erratic price movements, for reasons such as lower trading volumes, greater sensitivity to changing conditions and less certain growth prospects. Additionally, there are fewer market makers for these stocks and wider spreads between quoted bid and asked prices in the over-the-counter market for these stocks. Small cap stocks also tend to be subject to greater liquidity risk, particularly during periods of market disruption, and there is often less publicly available information concerning these securities.

Extension Risk

Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Foreign Custodial Services and Related Investment Costs

Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.


Foreign Investment Risk

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

Interest Rate Risk

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Investment Style Risk

The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Leverage Risk

Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

Liquidity Risk

Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Market Risk

The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.


Prepayment Risk

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Security-Specific Risk

Security-specific risk is the risk that the value of a particular security may or may not move in the same direction as the market as a whole. All Funds are subject to this type of risk.

Special Risk Factors Applicable to the Ohio Municipal Money Market Fund and the Ohio Tax-Exempt Fund

Since these Funds invest primarily in issuers from Ohio, the Funds may be subject to additional risks compared to funds that invest in multiple states. Ohio's economy is relatively diversified across the manufacturing, agriculture and services sectors. However, the manufacturing sector, in particular automobile manufacturing related industries, is still a major employer within Ohio and exposes the state to the economic dislocations which occur within cyclical industries.

Special Risk Factors Applicable to the Michigan Tax-Free Fund Since the Fund invests primarily in issuers from Michigan, the Fund may be subject to additional risks compared to funds that invest in multiple states. Although it has diversified, Michigan's economy is still heavily dependent upon certain industries, especially automobile, manufacturing and related industries. Any downturn in these industries may adversely affect the economy of the state.

Special Risk Factors Applicable to the Florida Tax-Free Money Fund Since the Fund invests primarily in issuers located in Florida, the Fund may be subject to additional risks compared to funds that invest in multiple states. Florida's economy is centered on the trade and services industry; it is also influenced by agriculture and tourism, which is the main driver of the state's economy.


                     INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental and may not be changed without a vote of a majority of the outstanding Shares of a Fund.

Florida Tax-Free Money Fund, Money Market Fund, Ohio Municipal Money Market Fund, U.S. Treasury Money Market Fund, Growth Fund, Income Equity Fund, Intermediate Government Income Fund, Fixed Income Securities Fund, Michigan Tax-Free Fund, Mortgage Securities Fund, Ohio Tax-Free Fund, and Short/Intermediate Fixed Income Securities Fund may not:

       (1) Except for the Tax-Exempt Funds, invest more than 5% of the value of its total assets in the securities of any one issuer (this limitation does not apply to securities issued or guaranteed by the U.S.
            Government or any of its agencies or instrumentalities or to repurchase agreements secured by such obligations).

       (2) Purchase more than 10% of the voting securities of any issuer.

       (3)  Invest  25% or more of the value of its  total  assets
            (i) in securities of companies primarily engaged in any one industry (other than the U.S. Government, its agencies and instrumentalities and securities of other investment companies), and (ii) with respect to the Tax-Exempt Funds, in municipal obligations of one issuer or which are related in such a way that, in the opinion of the Advisor, an economic, business or political development other than state-wide, national or international development) affecting one such municipal obligation would also affect others in a similar manner. Such concentration may occur as a result of changes in the market value of portfolio securities, but such concentration may not result from investment.

       (4) Loan more than 20% of the Funds' portfolio securities to brokers, dealers or other financial organizations. All such loans will be collateralized by cash or U.S. Government obligations that are maintained at all times in an amount equal to at least 102% of the current value of the loaned securities.

       (5) For all Funds except the Florida Tax-Free Money Fund, invest more than 10% (15% in the case of the Government Income Fund) of the value of its total assets in illiquid securities including restricted securities, repurchase agreements of over seven days' duration and OTC options. The Florida Tax-Free Money Fund will not invest more than 10% of the value of its net assets in such illiquid securities. The Money Market Fund will not include in this limitation commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Trustees.

       (6) Borrow in excess of 5% of its total assets (borrowings are permitted only as a temporary measure for extraordinary or emergency purposes) or pledge (mortgage) its assets as security for an indebtedness, except that each of the Michigan Tax-Free Fund, Intermediate Government Income Fund and Florida Tax-Free Money Fund may borrow from banks up to 10% of the current value of its total net assets for temporary or defensive purposes and those borrowings may be secured by the pledge of not more than 15% (10% for the Florida Tax-Free Money Fund) of the current value of its total net assets (but investments may not be purchased by these Funds while any such borrowings are outstanding).

       (7) Invest more than 5% of its total assets in securities of any issuer which, together with any predecessor, has been in operation for less than three years.

       (8) Purchase or sell real estate or real estate mortgage loans; provided, however, that the Funds may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

       (9) Purchase or sell commodities or commodities contracts, or interests in oil, gas, or other mineral exploration or development programs provided, however, that the Funds may invest in futures contracts for bona fide hedging transactions, as defined in the General Regulations under the Commodity Exchange Act, or for other transactions permitted to entities exempt from the definition of the term commodity pool operator, as long as, immediately after entering a futures contract no more than 5% of the fair market value of the Funds' assets would be committed to initial margins.

       (10) Purchase securities on margin or effect short sales (except that the Funds may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities).

       (11) Engage in the business of underwriting securities issued by others or purchase securities, other than time deposits and restricted securities (i.e., securities which cannot be sold without registration or an exemption from registration), subject to legal or contractual restrictions on disposition.

       (12) Make loans to any person or firm except as provided below; provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors (which are debt securities, generally rated not less than A by Moody's or S&P, or the equivalent, privately issued and purchased by such entities as banks, insurance companies and investment companies), or (ii) the entry into repurchase agreements.
            However, each of the Funds may lend its portfolio securities to brokers, dealers or other institutional investors deemed by the Advisor, the Trust's manager, pursuant to criteria adopted by the Trustees, to be creditworthy if, as a result thereof, the aggregate value of all securities loaned does not exceed 20% (5% in the case of the Michigan Tax-Free Fund) of the value of total assets and the loan is collateralized by cash or U.S. Government obligations that are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. Such transactions will comply with all applicable laws and regulations.

       (13) Purchase from or sell portfolio securities to officers, Trustees or other "interested persons" (as defined in the 1940 Act) of the Funds, including its investment manager and its affiliates, except as permitted by the 1940 Act and exemptive Rules or Orders thereunder.

       (14) Issue senior securities.

       (15) Purchase or retain the securities of any issuer if, to the Funds' knowledge, one or more of the officers, directors or Trustees of the Trust, the investment advisor or the administrator, individually own beneficially more than one-half of one percent of the securities of such issuer and together own beneficially more than 5% of such securities.

       (16) Purchase the securities of other investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission or except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition and except as permitted pursuant to
            Section 12(d)(1) of the 1940 Act.

       (17) Under normal circumstances, the Ohio Tax-Free Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Ohio state income tax.

      (18) Under normal circumstances, the Michigan Tax-Free Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Michigan state income tax.

      (19) Under normal circumstances, the Florida Tax-Free Money Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax. If the Fund name includes the word "tax-free" the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax.

      (20) Under normal circumstances, the Ohio Municipal Money Market Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

Except with respect to borrowing money, all percentage limitations on investments will apply at the time of the making of an investment and should not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

Dividend Capture Fund, International Equity Fund, Macro 100 Fund, Mid Corp America Fund, New Economy Fund, Rotating Markets Fund and Situs Small Cap Fund:

       (1) May not concentrate investments in a particular industry or group of industries as concentration is
            defined   under  the  1940   Act,   or  the  rules  or
            regulations thereunder, as such statute, rules or regulations may be amended from time to time.

       (2) May issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

       (3) May lend or borrow money to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

       (4) May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

       (5) May underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(6)   May  pledge,  mortgage  or  hypothecate  any of its assets to the extent
            permitted   by  the  1940   Act,   or  the   rules  or
            regulations thereunder, as such statute, rules or regulations may be amended from time to time.

       (7) May not change its diversification status without shareholder approval as required by the 1940 Act.

The fundamental limitations of Dividend Capture Fund, International Equity Fund, Macro 100 Fund, Mid Corp America Fund, New Economy Fund, Rotating Markets Fund and Situs Small Cap Fund have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Funds also have adopted non-fundamental limitations, set forth below, which in some instances may be more restrictive than their fundamental limitations. Any changes in a Fund's non-fundamental limitations will be communicated to the Fund's shareholders prior to effectiveness.

Note, with respect to the Rotating Markets Fund, the Fund will not invest more than 25% of its total assets in the securities of exchange traded funds which concentrate (i.e., invest more than 25% of their assets) in the same industry, provided that (i)
through its investment in exchange traded funds, the Fund indirectly may invest more than 25% of its assets in one industry, and (ii) the Fund will concentrate more than 25% of its assets in the investment company industry.

1940 Act Restrictions. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its totals assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund. For the Tax-Exempt Funds only, as a matter of non-fundamental policy, they will comply with the diversification requirements of Rule 2a-7, which are more rigorous. "Concentration" is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

Additionally, the 1940 Act limits the Funds ability to borrow money prohibiting the Fund from issuing senior securities, except the Fund may borrow from any bank provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

Regulatory Compliance. The Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the Prospectuses and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Money Market Funds will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Funds will determine the effective maturity of its investments according to the Rule. The Funds may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

The following are non-fundamental policies of the indicated Fund:

U.S. Treasury Money Market Fund*

o under normal circumstances, the U.S. Treasury Money Market Fund will invest at least 80% of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in direct obligations of the U.S. Treasury and repurchase agreements collateralized by such obligations.

Income Equity Fund*

o under normal circumstances, the Income Equity Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount
   of  any   borrowings   for   investment   purposes)  in  equity
   securities.

Macro 100 Fund

o under normal circumstances, the Macro 100 Fund will invest at least 80% of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in equity securities.

Mid Corp America Fund*

o     under  normal  circumstances,  the Mid Corp  America Fund will invest at least 80% of its  "Assets"  (net  assets plus the amount of any
   borrowings  for  investment   purposes)  in  common  stocks  of
   mid-cap companies.

o under normal circumstances, the Mid Corp America Fund will invest at least 80% of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in investments in the United States of America.

International Equity Fund*

o under normal circumstances, the International Equity Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in equity securities.

Rotating Markets Fund

o under normal circumstances, the Rotating Markets Fund will invest at least 80% of its "Assets" (net assets plus the amount of any borrowings for investment purposes) directly, or indirectly through index-based securities, in equity stocks comprising the equity market segment chosen by the Advisor.

Situs Small Cap Fund*

o under normal circumstances, the Situs Small Cap Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in equity securities of small capitalization companies.

Fixed Income Securities Fund*

o under normal circumstances, the Fixed Income Securities Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in fixed income securities.

Intermediate Government Income Fund*

o under normal circumstances, the Intermediate Government Income Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in U.S. government securities.

Mortgage Securities Fund*

o under normal circumstances, the Mortgage Securities Fund will invest at least 80% of the value of its "Assets" (net assets plus the
   amount  of  any   borrowings   for   investment   purposes)  in
   mortgage-related securities, including mortgage REITs.

* Except for Rotating Markets Fund and Macro 100 Fund, the above Funds will provide shareholders with at least 60 days prior notice of any change in these policies as required by SEC Rule 35d-1. These policies shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1. However, the Rotating Markets Fund and Macro 100 Fund will propose the same shareholder notice on a voluntary basis.

The following investment limitations of the Dividend Capture Fund, International Equity Fund, Macro 100 Fund, Mid Corp America Fund, New Economy Fund, Rotating Markets Fund and Situs Small Cap Fund are non-fundamental policies. The Funds will not:

       (1) Invest in companies for the purpose of exercising control.

       (2) Pledge, mortgage or hypothecate assets, except to secure temporary borrowings permitted by the Fund's fundamental limitation, in aggregate amounts not to exceed 15% of total assets taken at current value at the time of the incidence of such loan, except as permitted with respect to securities lending.

       (3) Purchase or sell real estate, real estate limited partnership interest, commodities or commodities contracts (except that the Funds may invest in futures contracts and options on futures contracts, as disclosed in the Prospectuses) and interest in a pool of securities that are secured by interests in real estate. However, subject to its permitted investments, the Funds may invest in companies which invest in real estate, commodities or commodities contracts.

       (4) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Funds may obtain short-term credits as necessary for the clearance of security transactions.

       (5) Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.


Portfolio Turnover

The portfolio turnover rate of a Fund is defined by the SEC as the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio, excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. Under that definition, the Money Market Funds will have no portfolio turnover. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transactions costs on the sale of securities and reinvestment in other securities.

For the fiscal years ended December 31, 2004 and 2003, the portfolio turnover rates for each of the following Funds were as follows: (TO BE FILED BY AMENDMENT)

--------------------------------------------------------------------------------
Fund                                                    2004             2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dividend Capture Fund (1)                                                108%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Growth Fund                                                               8%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Income Equity Fund                                                       85%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
International Equity Fund                                                48%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mid Corp America Fund                                                    29%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
New Economy Fund                                                         83%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rotating Markets Fund(2)                                                 206%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Situs Small Cap Fund                                                     19%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Fixed Income Securities Fund                                             73%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Intermediate Government Income Fund                                      78%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michigan Tax-Free Fund                                                   17%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mortgage Securities Fund                                                 71%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ohio Tax-Free Fund                                                       20%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Short/Intermediate Fixed Income Securities Fund                          51%
--------------------------------------------------------------------------------

(1) The Fund's higher portfolio turnover rate in 2003 was due to the Fund's investment policy which by nature is conducive to higher portfolio turnover when appropriate under market conditions.

(2) The increase in this Fund's portfolio turnover rate in 2002 and 2003 is due to its rotation of investments from one index to another in accordance with its investment goal and strategies.


          WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS

Trustees and Officers

The following tables give information about each Independent Trustee and the senior officers of the Trust. Each Independent Trustee oversees all portfolios of the Trust and serves for an indefinite term (subject to mandatory retirement provisions). Information about each Independent Trustee is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years, other directorships held, and total compensation received as an Independent Trustee from the Trust and the Huntington Fund Complex for its most recent fiscal year. Unless otherwise noted, the business address of each person listed below is c/o Huntington Funds, 5800 Corporate Drive, Pittsburgh, PA. Each officer is elected annually. As of December 31, 2004, The Huntington Fund Complex consisted of two investment companies: the Trust with 19 portfolios and the Huntington VA Funds with 10 portfolios. Each Independent Trustee serves as Trustee for all portfolios of the Huntington Fund Complex.

As of April XX, 2005, the Independent Trustees and Officers as a group owned approximately __________ of the Situs Small Cap Fund's outstanding Investment A Shares.

Independent Trustees Background and Compensation - to be filed by amendment
         Name                                                     Total Compensation
      Birth Date         Principal Occupations during the past      From Trust and
 Positions Held with          five fiscal years, Previous          Huntington Fund
        Trust             Position(s) and Other Directorships          Complex
  Date Service Began                     Held                    (past calendar year)
David S. Schoedinger*   Principal Occupation: Since 1965,
Birth Date: November    Chairman of the Board, Schoedinger
27, 1942                Funeral Service.  Since 1987, CEO,
CHAIRMAN OF THE BOARD   Schoedinger Financial Services, Inc.
AND TRUSTEE             ---------------------------------------
Began serving: May
1990                    Previous Position: From 1992 to 1993,
                        President, Board of Directors of
                        National Selected Morticians (national
                        trade association for morticians).

                        Other Directorships Held: Huntington
                        VA Funds (10 portfolios).

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
John M. Shary           Principal Occupations: Retired.
Birth Date: November
30, 1930                Previous Positions: Member, Business
TRUSTEE                 Advisory Board, HIE-HEALTHCARE.COM
Began serving:          (formerly Hublink, Inc.)
October 1991            (1993-1997)(database integration
                        software); Member, Business Advisory
                        Board, Mind Leaders, Inc. (formerly
                        DPEC - Data Processing Education
                        Corp.) (1993-1996) (data processing
                        education); Member, Business Advisory
                        Board, Miratel Corporation
                        (1993-1995)(research and development
                        firm for CADCAM); Chief Financial
                        Officer of OCLC Online Computer
                        Library Center, Inc. (1978-1993);
                        Member, Board of Directors, Applied
                        Information Technology Research Center
                        (1987-1990); Member, Board of
                        Directors, AIT (1987-1990) technology.

                        Other Directorships Held: Huntington
                        VA Funds (10 portfolios).

Thomas J. Westerfield   Principal Occupations: Since April
Birth Date: April 19,   1993, Of Counsel, Cors & Bassett LLC
1955                    (law firm).
TRUSTEE
Began serving:          Other Directorships Held:  Huntington
January 2001            VA Funds (10 portfolios).

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
William R. Wise         Principal Occupations: Retired.
Birth Date: October     ---------------------------------------
20, 1931
TRUSTEE                 Previous Positions: Corporate Director
Began serving: April    of Financial Services and Treasurer,
1991                    Children's Hospital, Columbus, Ohio;
                        Associate Executive Director and
                        Treasurer, Children's Hospital,
                        Columbus, Ohio (1985-1989).

                        Other Directorships Held:  Huntington
                        VA Funds (10 portfolios).

* David S. Schoedinger became Chairman of the Funds on April 30, 2003.

OFFICERS**
Name                          Principal Occupation(s) and Previous Positions
Birth Date
Address
Positions Held with Trust
-------------------------------------------------------------------------------------
Daniel B. Benhase             Principal Occupation: Executive Vice President,
Birth Date: November 23,      Private Financial Group, Huntington Bancshares
1959                          Incorporated (June 2000 to present).
41 South High Street
Columbus, OH                  Previous Positions: Executive Vice President of
PRESIDENT                     Firstar Corporation and Firstar Bank, N.A. (prior to
Began Serving: August 2001    June 2000).
-------------------------------------------------------------------------------------
Charles L. Davis, Jr.         Principal Occupation: Vice President, Managing
Birth Date: March 23, 1960    Director of Mutual Fund Services, Federated Services
1001 Liberty Avenue           Company (October 2002 to present); President,
Pittsburgh, PA                Edgewood Services, Inc., the Funds' distributor
CHIEF EXECUTIVE OFFICER       (March 2004 to present); Officer of various Funds
Began Serving: April 2003     distributed by Edgewood Services, Inc. (December 2002
                              to present).

                              Previous Positions: Vice President, Edgewood
                              Services, Inc. (January 2000 to March 2004);
                              President, Federated Clearing Services (January 2000
                              to October 2002); Director, Business Development,
                              Mutual Fund Services, Federated Services Company
                              (September 1998 to December 2000).
-------------------------------------------------------------------------------------
Frank J. Pavlak               Principal Occupation: Chief Compliance Officer, Fund
Birth Date: March 23, 1947    Services Division, BISYS Fund Services Ohio, Inc.
3435 Stelzer Road             (May 2004 to present).
Columbus, OH
CHIEF COMPLIANCE OFFICER      Previous Position: Chief Compliance Officer,
and ANTI-MONEY LAUNDERING     Oppenheimer Funds, Inc. (January 1999 to April 2004)
OFFICER
Began Serving:  September
2004
-------------------------------------------------------------------------------------
George Polatas                Principal Occupation: Assistant Vice President,
Birth Date: March 3, 1962     Federated Services Company; Vice President and
1001 Liberty Avenue           Assistant Treasurer of various funds distributed by
Pittsburgh, PA                Edgewood Services, Inc. (January 1997 to present).
VICE PRESIDENT
Began Serving: July 2003
--------------------------------------------------------------------------------
Bryan C. Haft                 Principal Occupations: Vice President, BISYS
Birth Date: January 23, 1965  Fund Services Ohio, Inc. (June 2000 to present).
3435 Stelzer Road
Columbus, OH                  Previous Positions: Director, Client Services,
TREASURER                     BISYS Fund Services Ohio, Inc. (July 1998 to
Began Serving: April 2003     June 2000).
--------------------------------------------------------------------------------
Ronald J. Corn                Principal Occupation: Legal and Compliance
Birth Date: February 10,      Officer, The Huntington National Bank (August
1949                          1994 to present); Chief Compliance Officer,
41 South High Street          Huntington Asset Advisors, Inc. (May 2001 to
Columbus, OH                  present).
ANTI-MONEY LAUNDERING
COMPLIANCE OFFICER
Began serving: July 2003
--------------------------------------------------------------------------------
Victor R. Siclari             Principal Occupations: Partner, Reed Smith LLP
Birth Date: November 17,      (October 2002 to present).
1961
1001 Liberty Avenue           Previous Positions: Sr. Corporate Counsel and
Pittsburgh, PA                Vice President, Federated Services Company
SECRETARY                     (prior to October 2002).
Began Serving: August 2002
**    Officers do not receive any compensation from the Funds.

COMMITTEES OF THE BOARD OF TRUSTEES - to be filed by amendment
            Committee                Committee Functions                          Meetings
            Members                                                               Held
Board                                                                             During Last
Committee                                                                         Fiscal Year
Audit       David S. Schoedinger     The purposes of the Audit Committee are to
            John M. Shary            oversee the Trust's accounting and
            Thomas J. Westerfield    financial reporting policies and practices;
            William R. Wise          to oversee the quality and objectivity of
                                     the Trust's financial statements and the
                                     independent audit thereof; to consider the
                                     selection of independent public accountants
                                     for the Trust and the scope of the audit;
                                     and to act as a liaison between the Trust's
                                     independent auditors and the full Board of
                                     Trustees.
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Nominating  David S. Schoedinger     The purpose of the Nominating Committee is
            John M. Shary            to nominate a person or persons to serve as
            Thomas J. Westerfield    a member of the Board of Trustees.  The
            William R. Wise          Nominating Committee will consider nominees
                                     recommended by Shareholders.  The
                                     Nominating Committee is comprised of all
                                     four members of the Board of Trustees.
                                     Recommendations should be submitted to the
                                     Nominating Committee in care of Huntington
                                     Funds.
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Special     David S. Schoedinger     The purpose of the Special Proxy Voting
Proxy       John M. Shary            Committee is to consider and determine how
Voting      Thomas J. Westerfield    to vote on behalf of the Trust with respect
            William R. Wise          to specific votes referred by the Trust's
                                     Advisor.
-----------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
TRUSTEES OWNERSHIP OF SHARES IN THE FUNDS AND IN THE HUNTINGTON FAMILY OF
INVESTMENT COMPANIES1 AS OF DECEMBER 31, 2004 (to be filed by amendment)

----------------------------------------------------------------------------------------------------
              (1)                                  (2)                      (3) Aggregate Dollar
                                                                               Range of Equity
                                                                              Securities in All
                                                                            Registered Investment
                                                                            Companies Overseen by
                                      Dollar Range of Shares Owned             Trustees in the
        Name of Trustee                  in The Huntington Funds            Huntington Family of
                                                                            Investment Companies
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
David S. Schoedinger                                                            Over $100,000
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
   Money Market Fund                        $10,001- $50,000
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
   Mid Corp America Fund                    $10,001- $50,000
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
   Situs Small Cap Fund                     $10,001- $50,000
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
   Mortgage Securities Fund                   Over $100,000
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
John M. Shary                                                                 $50,001-$100,000
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
   Growth Fund                              $10,001- $50,000
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
   Income Equity Fund                       $10,001- $50,000
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Thomas J. Westerfield                                                           Over $100,000
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
   Money Market Fund                           $1-$10,000
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
   Growth Fund                              $10,001- $50,000
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
   International Equity Fund                   $1-$10,000
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
   Rotating Markets Fund                       $1-$10,000
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
   Dividend Capture Fund                    $10,001- $50,000
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
   Mid Corp America Fund                    $10,001- $50,000
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
   New Economy Fund                         $10,001- $50,000
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
William R. Wise                                                                 Over $100,000
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
   Fixed Income Fund                        $10,001- $50,000
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
   Ohio Tax-Free Fund                       $10,001- $50,000
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
   Growth Fund                                 $1-$10,000
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
   Income Equity Fund                       $10,001- $50,000
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
   Mid Corp America Fund                    $10,001- $50,000
----------------------------------------------------------------------------------------------------

(1) The "Huntington Family of Investment Companies" refers to both the Trust and Huntington VA Funds, as both are held out to investors as related entities for investor or investment purposes

Investment Advisor

On May 12, 2001, Huntington Bank reorganized its investment advisory services and created Huntington Asset Advisors, Inc., (Advisor) a separate, wholly owned subsidiary of Huntington Bank. The Advisor has replaced Huntington Bank as the investment advisor to the Trust. Following the reorganization, the management and investment advisory personnel of Huntington Bank that provided investment management services to the Trust will continue to do so as the personnel of the Advisor. Additionally, the Advisor is wholly owned and otherwise fully controlled by
Huntington Bank. As a result, this transaction is not an "assignment" of the investment advisory contract (and sub-advisory contract) for purposes of the 1940 Act and, therefore, a shareholder vote is not required.

Huntington  Bank  is  an  indirect,   wholly-owned  subsidiary  of
Huntington Bancshares Incorporated (HBI) and is deemed to be controlled by HBI. With $32.6 billion in assets as of December 31, 2004, HBI is a major Midwest regional bank holding company. Through its subsidiaries and affiliates, HBI offers a full range of services to the public, including: commercial lending, depository services, cash management, brokerage services, retail banking, international services, mortgage banking, investment advisory services and trust services.

Under the investment advisory agreements between the Trust and Advisor (Investment Advisory Agreements), the Advisor, at its expense, furnishes a continuous investment program for the various Funds and makes investment decisions on their behalf, all subject to such policies as the Trustees may determine. Investment decisions are subject to the provisions of the Trust's Declaration of Trust and By-laws, and of the 1940 Act. In addition, the Advisor makes decisions consistent with a Fund's investment objectives, policies, and restrictions, and such policies and instructions as the Trustees may, from time to time, establish.

Depending on the size of the Fund, fees payable under the Investment Advisory Agreements may be higher than the advisory fee paid by most mutual funds, although the Trustees believes it will be comparable to advisory fees paid by many funds having similar objectives and policies. The Advisor may from time to time agree to voluntarily reduce its advisory fee, however, it is not currently doing so for each Fund. While there can be no assurance that the Advisor will choose to make such an agreement, any voluntary reductions in the Advisor's advisory fee will lower the Fund's expenses, and thus increase the Fund's yield and total return, during the period such voluntary reductions are in effect.

The Investment Advisory Agreements provide that the Advisor shall not be subject to any liability for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Investment Advisory Agreements relate, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties on the part of the Advisor.

The Investment Advisory Agreements may be terminated without penalty with respect to any Fund at any time by the vote of the Trustees or by the shareholders of that Fund upon 60 days' written notice, or by the Advisor on 90 days' written notice. An Investment Advisory Agreement may be amended only by a vote of the shareholders of the affected Fund(s). The Investment Advisory Agreements also terminate without payment of any penalty in the event of its assignment. The Investment Advisory Agreements provide that they will continue in effect from year to year only so long as such continuance is approved at least annually with respect to each Fund by the vote of either the Trustees or the shareholders of the Fund, and, in either case, by a majority of the Trustees who are not "interested persons" of Huntington.

From  time  to  time,  the  Advisor  may  use  a  portion  of  its investment advisory fee to pay for certain administrative services provided by financial institutions on Investment A Shares or Investment B Shares of the Funds.

Because of the internal controls maintained by the Advisor to restrict the flow of non-public information, the Funds' investments are typically made without any knowledge of the Advisor's or its affiliates' lending relationships with an issuer.

Approval of Investment Advisory Contract

The Investment Advisory Agreements with the Advisor were formally considered by the Trustees at meetings held on July 30, 2003, which included detailed discussions held outside the presence of fund management and the Advisor's personnel. In conducting its review, the Trustees, all of whom are Independent Trustees for purposes of the 1940 Act, were advised by independent legal counsel. A major focus of the Trustees' review was the review of detailed reports from Lipper, Inc. ("Lipper") a leading provider of data on the mutual fund industry. The Lipper reports provided data on the levels of fee expenses and fund performance within peer groups and competitive universes. The Trustees also reviewed the Advisor's personnel, policies and profitability.

The  Trustees'  review  addressed a variety of factors  including:
(1) the nature, quality and extent of services provided to the Trust under the Agreements; (2) the Trust's investment performance and expenses under the Agreements, (3) information comparing the Trust's expenses and investment performance to that of other comparable mutual funds, and (4) the reasonableness of the profitability of the Advisor with respect to each portfolio in the Trust.

In addition to very detailed Lipper data, the Trustees reviewed information provided by the Advisor on staffing, including the recruiting and retention of qualified investment professionals. The Trustees also reviewed the investment management processes including the formulation of investment strategies and the decision making process with respect to individual securities, conflicts of interest and brokerage practices for each Fund.

As disclosed elsewhere in this SAI, the Advisor has soft dollar arrangements by which brokers provide research to the Advisor in return for allocating brokerage to such brokers. The Trustees carefully considered these arrangements. They also considered the costs and benefits to affiliates of the Advisor such as costs and benefits associated with the assumption of duties as administrator and custodian to the Trust by Huntington Bank. Also considered was the business reputation and financial resources of Huntington Asset Advisors, Inc. and its ultimate corporate parent, HBI.

Based on its review, the Trustees concluded that the nature, quality and extent of services provided to each Fund, the investment performance and expenses of each Fund, and the Advisor's profitability, were consistent with the expectations of the Trustees and the Funds' shareholders.

The Trustees approved continuance of the Investment Advisory Agreements and determined the compensation payable under such agreement to be fair and reasonable in light of the Advisor's services and expenses and such matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment, including most particularly those identified above.

Sub-Advisor

The Advisor has delegated daily management of the Macro 100 Fund's assets to a Sub-Advisor, Laffer Investments, Inc. (Laffer Investments). The Sub-Advisory fee is paid by the Advisor and not by the Fund. The address for Laffer Investments is 2908 Poston Avenue, Nashville TN 37203. As of December 31, 2004, Laffer Investments had assets under management of approximately $339 million.

Effective May 1, 2001, the Florida Tax-Free Money Fund no longer has a sub-advisor. Prior to May 1, 2001, the sub-advisor for the Florida Tax-Free Money Fund was Fort Washington Investment Advisors, Inc. ("Fort Washington"). From May 1, 2000 to April 30, 2001, Fort Washington, whose address is 420 E. Fourth Street,
Cincinnati, OH 45202, served as sub-advisor to the Florida Tax-Free Money Fund. The Fund is now managed by the Advisor.

For  the  period   ended  April  30,   2001,   the  Advisor   paid
sub-advisory fees of $75,771 to Fort Washington.

Effective December 31, 2001, the International Equity Fund no longer has a sub-advisor. Prior to December 31, 2001, the sub-advisor for the International Equity Fund was Federated Global Investment Management Corp. ("FGIM"). From May 1, 2001 to December 31, 2001, FGIM, whose address is 175 Water Street, New York, NY 10038, served as sub-advisor to the Fund. The Fund is now managed by the Advisor.

For the fiscal year ended December 31, 2001, the Advisor paid sub-advisory fees of $114,176 to FGIM.

Approval of Sub-Advisory Contract

A form of the sub-advisory agreement ("Agreement") with Laffer Investments and the Advisor was formally considered by the Trustees at a meeting held on February 11, 2004, which included detailed discussions held outside the presence of fund management and the Advisor's and Sub-Advisor's personnel. In conducting its review, the Trustees, all of whom are Independent Trustees for purposes of the 1940 Act, were advised by independent legal counsel. The Trustees' review addressed a variety of factors including: (1) the nature, quality and extent of services to be provided to the Trust under the Agreement; (2) the Sub-Advisor's investment advisory experience, (3) expenses under the Agreement, and (4) information comparing the Macro 100 Fund's expenses to that of other comparable mutual funds. The Trustees further reviewed staffing information about the Sub-Advisor and the investment processes to be employed by the Sub-Advisor with respect to the Macro 100 Fund.

The Trustees considered the business reputation of the Sub-Advisor. Based on its review, the Trustees approved the Agreement and determined the compensation payable under such agreement to be fair and reasonable in light of the Sub-Advisor's services and expenses and such matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment, including most particularly those identified above.

Glass-Steagall Act

The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, the Advisor's activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Advisor and the Sub-Advisor believe that they possess the legal authority to perform the services for the Funds contemplated by the Investment Advisory Agreements and the Sub-Advisory Agreement and described in the Prospectuses and this SAI and has so represented in the Investment Advisory Agreements and the Sub-Advisory Agreement. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Advisor from continuing to perform such services for the Trust. Depending upon the nature of any changes in the services that could be provided by the Advisor, or the Sub-Advisor, the Trustees would review the Trust's relationship with the Advisor and the Sub-Advisor and consider taking all action necessary in the circumstances.


Should further legislative, judicial or administrative action prohibit or restrict the activities of the Advisor, its affiliates, and its correspondent banks in connection with Customer purchases of Shares of the Trust, such Banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in the Trust's method of operations would affect its NAV per Share or result in financial losses to any Customer.


VOTING PROXIES ON FUND PORTFOLIO SECURITIES


The Trustees has delegated to the Advisor authority to vote proxies on the securities held in the Funds' portfolios. The
Advisor's proxy voting policies and procedures, which are set forth below, govern its voting of such proxies.

Proxy Voting Policies

It is the policy of the Advisor to vote proxies in the best interest of the shareholders of the Huntington Funds and the Huntington VA Funds (the "Funds"). The Advisor will employ an independent third party (currently Institutional Shareholder Service ("ISS")) to (i) research all proxies for which the Advisor has authority to vote, (ii) to recommend a vote according to the guidelines published by the independent third party and according to the these Policies, and (iii) to cast a vote consistent with the recommendation of the independent third party, unless the Special Proxy Voting Committee overrides the recommendation of the independent third party.

The President of the Advisor will appoint a Proxy Review Committee to monitor the recommendations made and votes cast by the independent third party to assure that votes are consistent with: (i) the Advisor fiduciary duty, (ii) the best interest of the shareholders of the Funds, (iii) the guidelines published by the independent third party, and (iv) these Proxy Voting Policies.

The Advisor may refer, to the Special Proxy Voting Committee, any proxy vote that would be impractical or inappropriate to resolve by following the voting recommendation of the independent third party vote.

The following is a summary of the pre-determined proxy voting guidelines adopted by ISS. The Advisor has adopted these guidelines to further the interests of the Funds with respect to proxy voting matters.

1. Operational Matters

Adjourn Meeting
Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Amend Quorum Requirements
Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Amend Minor Bylaws
Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name
Vote FOR proposals to change the corporate name.

Change Date, Time, or Location of Annual Meeting
Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.
Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

Ratifying Auditors
Vote FOR proposals to ratify auditors, unless any of the following apply:
o An auditor has a financial interest in or association with the company, and is therefore not independent
o     Fees for non-audit services are excessive, or
o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
Vote FOR shareholder proposals asking for audit firm rotation, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

Transact Other Business
Vote AGAINST proposals to approve other business when it appears as voting item.

2. Board of Directors

Voting on Director Nominees in Uncontested Elections
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

o Attend less than 75 percent of the board and committee meetings without a valid excuse
o     Implement or renew a dead-hand or modified dead-hand poison pill
o Ignore a shareholder proposal that is approved by a majority of the shares outstanding
o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years
o Failed to act on takeover offers where the majority of the shareholders tendered their shares
o Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees
o Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees
o Are audit committee members and the non-audit fees paid to the auditor are excessive

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

Age Limits
Vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

Board Size
Vote FOR proposals seeking to fix the board size or designate a range for the board size.
Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board
Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.

Cumulative Voting
Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

Director and Officer Indemnification and Liability Protection
Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using
Delaware law as the standard.
Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.
Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.
Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:
o The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
o     Only if the director's legal expenses would be covered.

Establish/Amend Nominee Qualifications
Vote CASE-BY-CASE on proposals that establish or amend director qualifications.
Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.
Vote AGAINST shareholder proposals requiring two candidates per board seat.


Filling Vacancies/Removal of Directors
Vote AGAINST proposals that provide that directors may be removed only for cause.
Vote FOR proposals to restore shareholder ability to remove directors with or without cause.
Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chairman (Separate Chairman/CEO)
Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support:
o Designated lead director appointed from the ranks of the independent board members with clearly delineated duties
o     Majority of independent directors on board
o     All-independent key committees
o     Committee chairpersons nominated by the independent directors
o     CEO performance reviewed annually by a committee of outside directors
o     Established governance guidelines
o     Company performance.

Majority of Independent Directors/Establishment of Committees Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence. Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

Stock Ownership Requirements
Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. The company should determine the appropriate ownership requirement.

Term Limits
Vote AGAINST shareholder proposals to limit the tenure of outside directors.

3. Proxy Contests

Voting for Director Nominees in Contested Elections
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:
o Long-term financial performance of the target company relative to its industry; management's track record
o     Background to the proxy contest
o     Qualifications of director nominees (both slates)
o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Reimbursing Proxy Solicitation Expenses
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. When voting in favor of the dissidents, we will also vote for reimbursing proxy solicitation expenses.

Confidential Voting
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.
Vote FOR management proposals to adopt confidential voting.

4. Anti-takeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

Amend Bylaws without Shareholder Consent
Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.
Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

Poison Pills
Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.
Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.
Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

Shareholder Ability to Act by Written Consent
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

Appraisal Rights
Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Asset Purchases
Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:
o     Purchase price
o     Fairness opinion
o     Financial and strategic benefits
o     How the deal was negotiated
o     Conflicts of interest
o     Other alternatives for the business
o     Non-completion risk.

Asset Sales
Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Impact on the balance sheet/working capital
o     Potential elimination of diseconomies
o     Anticipated financial and operating benefits
o     Anticipated use of funds
o     Value received for the asset
o     Fairness opinion
o     How the deal was negotiated
o     Conflicts of interest.


Bundled Proposals
Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities
Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged
Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans
Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:
o     Dilution to existing shareholders' position
o     Terms of the offer
o     Financial issues
o     Management's efforts to pursue other alternatives
o     Control issues
o     Conflicts of interest.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company
Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:
o     The reasons for the change
o     Any financial or tax benefits
o     Regulatory benefits
o     Increases in capital structure
o     Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:
o Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model
o     Adverse changes in shareholder rights

Going Private Transactions (LBOs and Minority Squeeze outs) Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and non-completion risk.

Joint Ventures
Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and non-completion risk.


Liquidations
Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.
Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition
Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:
o Prospects of the combined company, anticipated financial and operating benefits
o     Offer price
o     Fairness opinion
o     How the deal was negotiated
o     Changes in corporate governance
o     Change in the capital structure
o     Conflicts of interest.

Private Placements/Warrants/Convertible Debentures
Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues, and conflicts of interest.
Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

Spin offs
Votes on spin offs should be considered on a CASE-BY-CASE basis depending on:
o     Tax and regulatory advantages
o     Planned use of the sale proceeds
o     Valuation of spin off
o     Fairness opinion
o     Benefits to the parent company
o     Conflicts of interest
o     Managerial incentives
o     Corporate governance changes
o     Changes in the capital structure.

Value Maximization Proposals
Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

6. State of Incorporation

Control Share Acquisition Provisions
Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
Vote AGAINST proposals to amend the charter to include control share acquisition provisions.
Vote FOR proposals to restore voting rights to the control shares.

Control Share Cash out Provisions
Vote FOR proposals to opt out of control share cash out statutes.


Disgorgement Provisions
Vote FOR proposals to opt out of state disgorgement provisions.

Fair Price Provisions
Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price. Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freeze out Provisions
Vote FOR proposals to opt out of state freeze out provisions.

Greenmail
Vote FOR proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.
Review on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Reincorporation Proposals
Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.
Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

Stakeholder Provisions
Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

State Anti-takeover Statutes
Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

7. Capital Structure

Adjustments to Par Value of Common Stock
Vote FOR management proposals to reduce the par value of common stock.

Common Stock Authorization
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Dual-class Stock
Vote AGAINST proposals to create a new class of common stock with superior voting rights.
Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:
o It is intended for financing purposes with minimal or no dilution to current Shareholders
o It is not designed to preserve the voting power of an insider or significant shareholder


Issue Stock for Use with Rights Plan
Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan
(poison pill).

Preemptive Rights
Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

Preferred Stock
Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).
Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

Recapitalization
Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

Reverse Stock Splits
Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.
Vote FOR management proposals to implement a reverse stock split to avoid delisting.
Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

Share Repurchase Programs
Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends
Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

Tracking Stock
Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spin off.

8. Executive and Director Compensation

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. ISS methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, it is compared to a company-specific dilution cap.

The ISS model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for:
o Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),
o     Cash compensation, and
o     Categorization of the company as emerging, growth, or mature.

These adjustments are pegged to market capitalization. ISS will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

Director Compensation
Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

Stock Plans in Lieu of Cash
Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.
Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.
Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

Director Retirement Plans
Vote AGAINST retirement plans for non-employee directors.
Vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.

Management Proposals Seeking Approval to Reprice Options
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
o     Historic trading patterns
o     Rationale for the repricing
o     Value-for-value exchange
o     Option vesting
o     Term of the option
o     Exercise price
o     Participation.

Employee Stock Purchase Plans
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:
o     Purchase price is at least 85 percent of fair market value
o     Offering period is 27 months or less, and
o Potential voting power dilution (VPD) is ten percent or less. Vote AGAINST employee stock purchase plans where any of the following apply:
o     Purchase price is less than 85 percent of fair market value, or
o     Offering period is greater than 27 months, or
o     VPD is greater than ten percent

Incentive Bonus Plans and Tax Deductibility Proposals
(OBRA-Related
Compensation Proposals)
Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).
Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of
Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.
Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Employee Stock Ownership Plans (ESOPs)
Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(k) Employee Benefit Plans
Vote FOR proposals to implement a 401(k) savings plan for employees.

Shareholder Proposals Regarding Executive and Director Pay Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.
Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.
Vote AGAINST shareholder proposals requiring director fees be paid in stock only.
Vote FOR shareholder proposals to put option repricings to a shareholder vote.
Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Option Expensing
Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

Performance-Based Stock Options
Vote CASE-BY-CASE on shareholder proposals advocating the use of performance based stock options (indexed, premium-priced, and performance-vested options), taking into account:
o     Whether the proposal mandates that all awards be performance-based
o Whether the proposal extends beyond executive awards to those of lower-ranking employees
o Whether the company's stock-based compensation plans meet ISS's SVT criteria and do not violate our repricing guidelines

Golden and Tin Parachutes
Vote FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.
Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden or tin parachutes. An acceptable parachute should include the following:
o The parachute should be less attractive than an ongoing employment opportunity with the firm
o     The triggering mechanism should be beyond the control of management
o The amount should not exceed three times base salary plus guaranteed benefits


9. Social and Environmental Issues

   A. Consumer Issues and Public Safety

Animal Rights
Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:
o The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products)
o The availability and feasibility of alternatives to animal testing to ensure product safety, and
o     The degree that competitors are using animal-free testing.
Generally vote FOR proposals seeking a report on the company's animal welfare standards unless:
o The company has already published a set of animal welfare standards and monitors compliance
o The company's standards are comparable to or better than those of peer firms, and
o There are no serious controversies surrounding the company's treatment of animals

Drug Pricing
Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:
o     Whether the proposal focuses on a specific drug and region
o Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness
o The extent that reduced prices can be offset through the company's marketing budget without affecting R&D spending
o     Whether the company already limits price increases of its products
o Whether the company already contributes life-saving pharmaceuticals to the needy and Third World countries
o     The extent that peer companies implement price restraints

Genetically Modified Foods
Vote CASE-BY-CASE on proposals to label genetically modified
(GMO) ingredients voluntarily in the company's products, or alternatively to provide interim labeling and eventually eliminate GMOs, taking into account:
o     The costs and feasibility of labeling and/or phasing out
o The nature of the company's business and the proportion of it affected by the Proposal
o The proportion of company sales in markets requiring labeling or GMO-free products
o     The extent that peer companies label or have eliminated GMOs
o Competitive benefits, such as expected increases in consumer demand for the company's products
o The risks of misleading consumers without federally mandated, standardized labeling
o     Alternatives to labeling employed by the company.

Vote FOR proposals asking for a report on the feasibility of labeling products containing GMOs.
Vote AGAINST proposals to completely phase out GMOs from the company's products. Such resolutions presuppose that there are proven health risks to GMOs--an issue better left to federal regulators--which outweigh the economic benefits derived from biotechnology.
Vote CASE-BY-CASE on reports outlining the steps necessary to eliminate GMOs from the company's products, taking into account:
o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution
o     The extent that peer companies have eliminated GMOs
o The extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products
o Whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out
      GMOs
o The percentage of revenue derived from international operations, particularly in Europe, where GMOs are more regulated.

Vote AGAINST proposals seeking a report on the health and environmental effects of GMOs and the company's strategy for phasing out GMOs in the event they become illegal in the United States. Studies of this sort are better undertaken by regulators and the scientific community. If made illegal in the United States, genetically modified crops would automatically be recalled and phased out.

Handguns
Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information.
Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

Predatory Lending
Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:
o Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices
o Whether the company has adequately disclosed the financial risks of its sub-prime business
o Whether the company has been subject to violations of lending laws or serious lending controversies
o     Peer companies' policies to prevent abusive lending practices.

Tobacco
Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:
Second-hand smoke:
o     Whether the company complies with all local ordinances and regulations
o The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness
o     The risk of any health-related liabilities.
Advertising to youth:
o Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations
o     Whether the company has gone as far as peers in restricting advertising
o Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth
o Whether restrictions on marketing to youth extend to foreign countries Cease production of tobacco-related products or avoid selling products to tobacco companies:
o     The percentage of the company's business affected
o The economic loss of eliminating the business versus any potential tobacco-related liabilities.
Spin off tobacco-related businesses:
o     The percentage of the company's business affected
o     The feasibility of a spin off
o     Potential future liabilities related to the company's tobacco business.

Stronger product warnings:
Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:
Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

   C. Environment and Energy

Arctic National Wildlife Refuge
Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge
(ANWR), taking into account:
o     Whether there are publicly available environmental impact reports;
o Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and
o     The current status of legislation regarding drilling in ANWR.

CERES Principles
Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:
o The company's current environmental disclosure beyond legal requirements, including environmental health and safety
      (EHS) audits and reports that may duplicate CERES
o The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills
o Environmentally conscious practices of peer companies, including endorsement of CERES
o     Costs of membership and implementation.

Environmental Reports
Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

Global Warming
Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business. However, additional reporting may be warranted if:
o     The company's level of disclosure lags that of its competitors, or
o The company has a poor environmental track record, such as violations of federal and state regulations.

Recycling
Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:
o     The nature of the company's business and the percentage affected
o     The extent that peer companies are recycling
o     The timetable prescribed by the proposal
o     The costs and methods of implementation
o Whether the company has a poor environmental track record, such as violations of federal and state regulations.

Renewable Energy
Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:
o     The nature of the company's business and the percentage affected
o The extent that peer companies are switching from fossil fuels to cleaner sources
o     The timetable and specific action prescribed by the proposal
o     The costs of implementation
o     The company's initiatives to address climate change
Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business.

   D. General Corporate Issues

Link Executive Compensation to Social Performance
Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:
o     The relevance of the issue to be linked to pay
o The degree that social performance is already included in the company's pay structure and disclosed
o The degree that social performance is used by peer companies in setting pay
o Violations or complaints filed against the company relating to the particular social performance measure
o Artificial limits sought by the proposal, such as freezing or capping executive pay
o     Independence of the compensation committee
o     Current company pay levels.

Charitable/Political Contributions
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
o The company is in compliance with laws governing corporate political activities, and
o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.
Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.
Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.
Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.
Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

   E. Labor Standards and Human Rights

China Principles
Vote AGAINST proposals to implement the China Principles unless:
o There are serious controversies surrounding the company's China operations, and
o The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization
      (ILO).

Country-specific human rights reports
Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:
o     The nature and amount of company business in that country
o     The company's workplace code of conduct
o     Proprietary and confidential information involved
o     Company compliance with U.S. regulations on investing in the country
o     Level of peer company involvement in the country.

International Codes of Conduct/Vendor Standards
Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:
o The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent
o     Agreements with foreign suppliers to meet certain workplace standards
o     Whether company and vendor facilities are monitored and how
o     Company participation in fair labor organizations
o     Type of business
o     Proportion of business conducted overseas
o     Countries of operation with known human rights abuses
o Whether the company has been recently involved in significant labor and human rights controversies or violations
o     Peer company standards and practices
o     Union presence in company's international factories
Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:
o The company does not operate in countries with significant human rights violations
o     The company has no recent human rights controversies or violations, or
o The company already publicly discloses information on its vendor standards compliance.

MacBride Principles
Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

o     Company compliance with or violations of the Fair Employment Act of 1989
o Company anti-discrimination policies that already exceed the legal requirements
o     The cost and feasibility of adopting all nine principles
o The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)
o     The potential for charges of reverse discrimination
o The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted
o     The level of the company's investment in Northern Ireland
o     The number of company employees in Northern Ireland
o     The degree that industry peers have adopted the MacBride Principles
o Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

   F. Military Business

Foreign Military Sales/Offsets
Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information.
Moreover, companies must comply with government controls and reporting on foreign military sales.

Landmines and Cluster Bombs
Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:
o     Whether the company has in the past manufactured landmine components
o     Whether the company's peers have renounced future production
Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:
o     What weapons classifications the proponent views as cluster bombs
o Whether the company currently or in the past has manufactured cluster bombs or their components
o     The percentage of revenue derived from cluster bomb manufacture
o     Whether the company's peers have renounced future production

Nuclear Weapons
Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

Space-Based Weaponization
Generally vote FOR reports on a company's involvement in space-based weaponization unless:
o     The information is already publicly available or
o     The disclosures sought could compromise proprietary information.


   G. Workplace Diversity

Board Diversity
Generally vote FOR reports on the company's efforts to diversify the board, unless:
o The board composition is reasonably inclusive in relation to companies of similar size and business or
o The board already reports on its nominating procedures and diversity initiatives.
Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:
o     The degree of board diversity
o     Comparison with peer companies
o     Established process for improving board diversity
o     Existence of independent nominating committee
o     Use of outside search firm
o     History of EEO violations.

Equal Employment Opportunity (EEO)
Generally vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply:
o     The company has well-documented equal opportunity programs
o The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and
o     The company has no recent EEO-related violations or litigation.
Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

Glass Ceiling
Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:
o     The composition of senior management and the board is fairly inclusive
o The company has well-documented programs addressing diversity initiatives and leadership development
o The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and
o The company has had no recent, significant EEO-related violations or litigation

Sexual Orientation
Vote CASE-BY-CASE on proposals to amend the company's EEO policy to include sexual orientation, taking into account:
o Whether the company's EEO policy is already in compliance with federal, state and local laws
o Whether the company has faced significant controversies or litigation regarding unfair treatment of gay and lesbian employees
o     The industry norm for including sexual orientation in EEO statements
o Existing policies in place to prevent workplace discrimination based on sexual orientation
Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

10. Mutual Fund Proxies

Election of Directors
Vote to elect directors on a CASE-BY-CASE basis, considering the following factors:
o     Board structure
o     Director independence and qualifications
o     Attendance at board and committee meetings.
Votes should be withheld from directors who:
o Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.
o Ignore a shareholder proposal that is approved by a majority of shares outstanding
o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years
o Are interested directors and sit on the audit or nominating committee, or
o Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Convert Closed-end Fund to Open-end Fund
Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:
o     Past performance as a closed-end fund
o     Market in which the fund invests
o     Measures taken by the board to address the discount
o     Past shareholder activism, board activity
o     Votes on related proposals.

Proxy Contests
Votes on proxy contests should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Past performance relative to its peers
o     Market in which fund invests
o     Measures taken by the board to address the issues
o Past shareholder activism, board activity, and votes on related proposals
o     Strategy of the incumbents versus the dissidents
o     Independence of directors
o     Experience and skills of director candidates
o     Governance profile of the company
o     Evidence of management entrenchment

Investment Advisory Agreements
Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Proposed and current fee schedules
o     Fund category/investment objective
o     Performance benchmarks
o     Share price performance compared to peers
o     Resulting fees relative to peers
o     Assignments (where the advisor undergoes a change of control).

Approve New Classes or Series of Shares
Vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals
Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Stated specific financing purpose
o     Possible dilution for common shares
o     Whether the shares can be used for anti-takeover purposes.

Investment Company Act of 1940 Act Policies
Votes on the Investment Company Act of 1940 Act policies should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Potential competitiveness
o     Regulatory developments
o     Current and potential returns
o     Current and potential risk.
Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

Change Fundamental Restriction to Non-fundamental Restriction
Proposals to change a fundamental restriction to a non-fundamental restriction should be evaluated on a CASE-BY-CASE basis, considering the following factors:
o     The fund's target investments
o     The reasons given by the fund for the change
o     The projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Non fundamental
Vote AGAINST proposals to change a fund's fundamental investment objective to Non-fundamental.

Name Change Proposals
Votes on name change proposals should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Political/economic changes in the target market
o     Consolidation in the target market
o     Current asset composition

Change in Fund's Sub-classification
Votes on changes in a fund's sub-classification should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Potential competitiveness
o     Current and potential returns
o     Risk of concentration
o     Consolidation in target industry

Disposition of Assets/Termination/Liquidation
Vote these proposals on a CASE-BY-CASE basis, considering the following factors:
o     Strategies employed to salvage the company
o     The fund's past performance
o     Terms of the liquidation.

Changes to the Charter Document
Votes on changes to the charter document should be determined on a CASE-BY-CASE basis, considering the following factors:
o     The degree of change implied by the proposal
o     The efficiencies that could result
o     The state of incorporation
o     Regulatory standards and implications.
Vote AGAINST any of the following changes:
o Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series
o Removal of shareholder approval requirement for amendments to the new declaration of trust
o Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act
o Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares
o Removal of shareholder approval requirement to engage in and terminate sub-advisory arrangements
o Removal of shareholder approval requirement to change the domicile of the fund

Change the Fund's Domicile
Vote reincorporations on a CASE-BY-CASE basis, considering the following factors:
o     Regulations of both states
o     Required fundamental policies of both states
o     increased flexibility available.

Authorize the Board to Hire and Terminate Sub-advisors Without
Shareholder Approval
Vote AGAINST proposals authorizing the board to hire/terminate sub-advisors without shareholder approval.

Distribution Agreements
Vote these proposals on a CASE-BY-CASE basis, considering the following factors:
o     Fees charged to comparably sized funds with similar objectives
o     The proposed distributor's reputation and past performance
o     The competitiveness of the fund in the industry
o     Terms of the agreement.

Master-Feeder Structure
Vote FOR the establishment of a master-feeder structure.

Mergers
Vote merger proposals on a CASE-BY-CASE basis, considering the following factors:
o     Resulting fee structure
o     Performance of both funds
o     Continuity of management personnel
o     Changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals to Establish Director Ownership Requirement Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Proxy Solicitation Expenses
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Shareholder Proposals to Terminate Investment Advisor
Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors:
o     Performance of the fund's NAV
o     The fund's history of shareholder relations
o     The performance of other funds under the advisor's management.

V. Recordkeeping

In accordance with Rule 204-2, as amended, the Advisor must retain (i) its proxy voting policies and procedures; (ii) proxy statements received regarding Fund securities; (iii) records of votes on behalf of the Funds; (iv) records of Fund requests for proxy voting information, and (v) any documents prepared by the Advisor that were material to making a decision on how to vote, or that memorialized the basis for the decision. The Advisor may rely on proxy statements filed on the SEC's EDGAR system (instead of keeping its own copies), and may rely on proxy statements and records of its votes cast that are maintained with an independent third party such as ISS, provided that the Advisor obtains an undertaking from the independent third party to provide a copy of the documents promptly upon request.

Conflicts of Interest

The Advisor will ensure that proxy votes are voted in the Funds' best interest and are not affected by the Advisor's conflicts of interest. Proxy votes cast based upon the recommendations of an independent third party will be cast according to that party's pre-determined proxy voting policy and therefore will involve little discretion on the part of the Advisor. For proxy votes for which the Advisor overrides the recommendation of the independent third party, the Advisor will grant voting authority to the Special Proxy Voting Committee.

Proxy Voting Report

A report on "Form N-PX" of how the Funds voted any proxies during the most recent 12-month period ended June 30 is available through Huntington Funds' website. Go to www.huntingtonfunds.com; select "Fund Shareholders;" then use the link to "Proxy Voting Record" and select a Fund.

PORTFOLIO HOLDINGS INFORMATION

The disclosure policy of the Funds and the Advisor generally prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Advisor or its affiliates who have access to nonpublic information concerning the Funds' portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for certain personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. All of these service providers are identified elsewhere in the Prospectus or SAI. The Funds may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. These organizations are Lipper and Morningstar, who receive a full portfolio holdings listing each month. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. The Advisor also discloses nonpublic portfolio holdings information of the Income Funds no less often than monthly to Citigroup Global Markets Inc., KeyBanc Capital
Markets (McDonald Inc.), RBC Dain Rauscher Inc., Mesirow Financial Inc., Advest, Inc. so that they can provide the Advisor with portfolio and trading analysis and comparative information based on proprietary modeling software to assist the Advisor in its investment management process.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the Advisor's Chief Compliance Officer and the authorization of the Funds' Chief Executive Officer or Chief Financial Officer. Approval to furnish nonpublic portfolio holdings information to a third party will be given only if there is a legitimate business purpose and such disclosure is subject to a confidentiality agreement to safeguard the confidentiality of the information so that the information will be used only for the purposes for which it was furnished and otherwise protect against misuse of such information. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Advisor and its affiliates, the following procedures apply. No consideration may be received by a Fund, the Advisor, any affiliate of the Advisor or any of their employees in connection with the disclosure of portfolio holdings information. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Trustees receive and review periodically but at least annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

Portfolio Transactions

The Advisor may place portfolio transactions with broker-dealers which furnish, without cost, certain research, statistical, and quotation services of value to the Advisor and its affiliates in advising the Trust and other clients, provided that they shall always seek best price and execution with respect to the transactions. Certain investments may be appropriate for the Trust and for other clients advised by the Advisor. Investment decisions for the Trust and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of an investment advisor on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Trust. Purchase and sale orders for the Trust may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results for the Trust.

As part of its regular banking operations, the Advisor may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of the Advisor. The lending relationship will not be a factor in the selection of securities for the Funds.

Brokerage Allocation and Other Practices

Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

The Advisor places all orders for the purchase and sale of portfolio securities for a Fund and buys and sells securities for a Fund through a substantial number of brokers and dealers. In so doing, it uses its best efforts to obtain for a Fund the best price and execution available. In seeking the best price and execution, the Advisor, having in mind a Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

It has for many years been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers that execute portfolio transactions for the clients of such advisors. Consistent with this practice, the Advisor receives research, statistical, and quotation services from many broker-dealers with which it places a Fund's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to the Advisor and its affiliates in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The fee paid by a Fund to the Advisor is not reduced because the Advisor and its affiliates receive such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, and by the Investment Advisory Agreements, the Advisor may cause a Fund to pay a broker-dealer that provides the brokerage and research services described above an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer may charge for effecting that transaction. The Advisor 's authority to cause a Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time.

On December 31, 2004, certain Funds owned securities of the following regular broker/dealers: (to be filed by amendment)

-------------------------------------------------------------------------
Fund                       Security               Security      Holdings
                             Type
-------------------------------------------------------------------------
-------------------------------------------------------------------------

-------------------------------------------------------------------------
-------------------------------------------------------------------------

-------------------------------------------------------------------------

Code of Ethics
Each of the Trust, the Advisor, the Sub-Advisor and the Distributor maintain Codes of Ethics which permit Fund Trustees and certain employees to invest in securities for their own accounts, including securities that may be purchased or held by the Fund, subject to certain preclearance and blackout provisions that minimize potential conflicts of interest. As of the date of this SAI, copies of these Codes of Ethics have been filed with the SEC as exhibits to the Trust's Registration Statement.

Administrator

Huntington  Bank  provides  administrative  personnel and services
(including certain legal services) necessary to operate the Fund. Huntington Bank provides these at the following annual rate:


-----------------------------------------------
     Maximum        Average Daily Net Assets
Administrative Fee        of the Funds
-----------------------------------------------
-----------------------------------------------
    .135 of 1%        on the first 4 billion
-----------------------------------------------
-----------------------------------------------
    .125 of 1%        on the next $3 billion
-----------------------------------------------
-----------------------------------------------
    .115 of 1%        on assets in excess of
                      $7 billion
-----------------------------------------------

Sub-Administrator

Federated Services Company, a subsidiary of Federated Investors, Inc., serves as sub-administrator to the Funds, assisting with the provision of administrative services necessary to operate the Funds. Federated Services Company receives a fee at the following annual rate of the average daily net assets of the Funds.

-----------------------------------------------
     Maximum        Average Daily Net Assets
Sub-Administrative        of the Funds
       Fee
-----------------------------------------------
-----------------------------------------------
       .05%           on the first $3 billion
-----------------------------------------------
-----------------------------------------------
       .04%            on the next $2 billion
-----------------------------------------------
-----------------------------------------------
       .03%            on assets in excess of
                             $5 billion
-----------------------------------------------

There is a minimum annual fee per Fund of $50,000.


Financial Administrator

Huntington Bank also serves as the financial administrator providing administrative and portfolio accounting services to the Funds. For its services, Huntington Bank receives a fee equal to
0.0425 of 1% of the average daily net assets of the Funds, subject to a minimum annual fee of $9,000 for each additional class of Shares (existing prior to December 1, 2001) of any Fund having more than one class of Shares.

Administrative Services Agreement

The Trust has entered into an Administrative Services Agreement with Huntington Bank pursuant to which Huntington Bank will perform certain shareholder support services with respect to the Trust Shares and Investment A Shares of each of the Funds. Such shareholder support services may include, but are not limited to,
(i) establishing and maintaining shareholder accounts and records pertaining to such accounts; (ii) processing dividend and distribution payments from the Funds on behalf of shareholders;
(iii) providing periodic shareholder account statements of holdings in each of the Funds and integrating such information with holdings maintained in other accounts serviced by Huntington Bank; (iv) arranging for bank wires; (v) responding to shareholder inquiries regarding services performed; (vi) responding to shareholder inquiries regarding their investments;
(vii) providing sub-accounting with respect to omnibus accounts held by Huntington through which shareholders are invested in the Funds and other sub-accounting requested by the Trust; (viii) where required by law, forwarding shareholder communications from the Trust (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and other tax notices) to shareholders; (ix) assisting in processing purchase, exchange and redemption requests from shareholders; (x) assisting in processing changes in shareholder dividend options, account designations and addresses of record; (xi) processing shareholder participation in systematic investment and systematic withdrawal programs; and (xii) such other similar services as the Trust may reasonably request to the extent permitted under applicable laws.

In consideration for such services, Huntington is paid a fee by the Funds at a maximum annual rate of up to 0.25% of the average daily NAV of such Shares of each Fund.
The Administrative Services Agreement became effective on November 1, 2000 and will continue in effect for a period of one year, and thereafter will continue for successive one-year periods, unless terminated by either party.

Expenses

The Trust's service providers bear all expenses in connection with the performance of their respective services, except that each Fund will bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of the Trustees who are not partners, officers, directors, shareholders or employees of Huntington Bank, SEC fees and state fees and expenses, certain insurance premiums, outside and, to the extent authorized by the Trust, inside auditing and legal fees and expenses, fees charged by rating agencies in having the Fund's Shares rated, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by the Fund, costs of maintenance of corporate existence, typesetting and printing Prospectuses for regulatory purposes and for distribution to current shareholders, costs and expenses of shareholders and Trustee reports and meetings and any extraordinary expenses.

Distributor

The Funds' Distributor, Edgewood Services Inc., (Distributor) offers Shares on a continuous, best-efforts basis and markets the Shares to institutions or to individuals, directly or through investment professionals. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. From time to time, the Distributor, may pay out of its reasonable profits and other resources (including those of its affiliates) advertising, marketing and other expenses for the benefit of the Funds. The Distributor is a wholly-owned subsidiary of Federated Investors, Inc.

FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to financial intermediaries for sales and/or administrative services. Any payments to financial intermediaries in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to a financial intermediary, and makes this available for marketing and sales-related activities and expenses, including those of the Advisor and its affiliates.

Rule 12b-1 Plan (Investment A and Investment B Shares)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay a financial intermediary (including the Distributor, the Advisor and its affiliates) for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. In accordance with the Distribution Plan, the Distributor or the Funds may enter into agreements with brokers and dealers relating to distribution and/or marketing services with respect to the Investment A and Investment B Shares of the Funds. The Distributor or the Funds may also enter into Rule 12b-1 related agreements with administrators (including financial intermediaries, fiduciaries, custodians for public funds, and investment advisers) to provide distribution related and other services with respect to Investment A and Investment B Shares. The Rule 12b-1 Plan is expected to benefit the Funds in a number of ways. For example, it is anticipated that the Plan will help the Funds attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

In addition, the Plan is integral to the multiple class structure of the Funds, which promotes the sale of Shares by providing a range of options to investors. The Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate a financial intermediary more or less than its actual marketing and administrative expenses. In no event will a Fund pay for any expenses of a financial intermediary that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the financial intermediary has incurred. Therefore, it may take the financial intermediary a number of years to recoup these expenses.

The Distributor, the Adviser and its affiliates may benefit from arrangements where the Rule 12b-1 Plan fees related to Investment B Shares may be paid to third parties who have provided the Funds to make advance commission payments to financial intermediaries.

SHAREHOLDER SERVICES

The  Funds  may  pay  financial   intermediaries,   including  the
Distributor, the Adviser and its affiliates for providing shareholder services and maintaining shareholder accounts. The financial intermediary may select others to perform these services for their customers and may pay them fees.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
In addition to the Rule 12b-1 and/or shareholder services fees that a Fund may pay to financial intermediaries, the Distributor, the Advisor and its affiliates may pay out of their own resources amounts (including items of material value) to certain financial intermediaries. While NASD regulations limit the sales charges that you may bear as a Fund shareholder, there are no limits with regard to the amounts that the Distributor, the Advisor and its affiliates may pay out of their own resources. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor and its affiliates for any service the financial intermediary provides.

The following examples illustrate the types of instances in which the Distributor, the Advisor and its affiliates may make additional payments to a financial intermediary.

SUPPLEMENTAL PAYMENTS
Financial intermediaries may be paid fees out of the assets of the Distributor, the Advisor and its affiliates (but not out of Fund assets).

Financial intermediaries may receive fees for providing distribution-related, recordkeeping or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, financial intermediaries may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Funds or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the financial intermediary sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial intermediary.


Processing Support Payments
The Distributor, the Advisor and its affiliates may make payments to financial intermediaries that sell Fund Shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that they may make under this category include: payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediaries' mutual fund trading system.


Retirement Plan Program Servicing Payments
The Distributor, the Advisor and its affiliates may make payments to certain financial intermediaries who sell Fund Shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.


Other Benefits to Financial intermediaries
From time to time, the Distributor, the Advisor and its affiliates, at their expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation may include financial assistance to financial intermediaries that enable the Distributor, the Advisor and its affiliates to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor, the Advisor and its affiliates also may hold or sponsor, at their expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor, the Advisor and its affiliates also may provide, at their expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

UNDERWRITING COMMISSIONS
The following chart reflects the total front-end sales charges and contingent deferred sales charges paid in connection with the sale of Investment A and Investment B Shares of the Funds and any amount retained by the Distributor for the last three fiscal years ended December 31, 2004:



                    2004                      2003                     2002
           Total                       Total                     Total     Amount
           Sales         Amount        Sales       Amount        Sales     Retained
            Charges     Retained      Charges     Retained      Charges
XYZ          $000         $000         $000         $000         $000         $000
Fund/Class

------------------------------------------------------------------------------
For the fiscal year ended  December 31,  2004,  the Funds named below paid the following  fees  pursuant  to  the  Distribution  Plan  for  Investment  A and
Investment B Shares: (to be filed by amendment)

------------------------------------------------------------------------------------------------------
------------------   Florida Tax-Free        Money Market Fund       Ohio Municipal   U.S. Treasury
Fees Paid for the       Money Fund                                    Money Market     Money Market
fiscal year ended                                                         Fund             Fund
December 31, 2004
                                                                    -----------------
--------------------------------------------------------------------                 -----------------
                         A Shares          A Shares      B Shares       A Shares         A Shares
                                                                    ----------------------------------
------------------------------------------------------------------------------------------------------
------------------       $14,706           $699,143        $96          $269,940         $95,987
12b-1 Fees Paid         $(13,407)         $(438,330)      $(55)        $(188,214)       $(55,266)
(12b-1 Fees
Waived)
------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------   Dividend Capture Fund         Growth Fund          Income Equity Fund      International
Fees Paid for                                                                                   Equity Fund
the fiscal year
ended December
31, 2004
-----------------------------------------------------------------------------------------------------------------
                  -----------   B Shares     A Shares     B Shares    A Shares   B Shares   A Shares  B Shares
                   A Shares
-----------------------------------------------------------------------------------------------------------------
-----------------   $17,770      $63,201      $25,142     $29,627      $6,333     $37,368    $1,166    $1,792
12b-1 Fees Paid
-----------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
------------------  Mid Corp America Fund   New Economy Fund   Rotating Markets Fund  Situs Small Cap Fund
Fees Paid for the
fiscal year ended
December 31, 2004
-------------------------------------------------------------------------------------------------------------
                   -----------  B Shares    A Shares     B Shares       A Shares       A Shares    B Shares
                    A Shares
-------------------------------------------------------------------------------------------------------------
------------------   $4,726      $30,163     $1,782       $9,348         $2,373          $469       $1,940
12b-1 Fees Paid
-------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
----------------   Fixed Income Securities Fund       Intermediate         Michigan Tax-Free Fund
Fees Paid for                                       Government Income
the fiscal year                                           Fund
ended December
31, 2004
------------------------------------------------------------------------------------------------------
                 --------------------  B Shares   A Shares   B Shares     A Shares       B Shares
                       A Shares
------------------------------------------------------------------------------------------------------
----------------        $5,070          $20,774   $21,095     $2,006       $14,968        $1,787
12b-1 Fees Paid
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
----------------    Mortgage Securities Fund       Ohio Tax-Free Fund     Short/Intermediate Fixed
Fees Paid for                                                              Income Securities Fund
the fiscal year
ended December
31, 2004
------------------------------------------------------------------------------------------------------
                 -------------------------------------------------------------------------------------
                 --------------     B Shares     A Shares   B Shares              A Shares
                    A Shares
                 --------------------------------                       ------------------------------
------------------------------------------------------------------------------------------------------
----------------     $5,908           $654       $12,294     $5,232                $13,679
12b-1 Fees Paid
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------


Custodians

For each of the  Funds,  except  the  International  Equity  Fund,
Huntington Bank acts as custodian.  For an annual fee of 0.026% of
each  Fund's  average  daily  net  assets,   Huntington   Bank  is
generally  responsible  as custodian for the  safekeeping  of Fund
assets,   including   the   acceptance  or  delivery  of  cash  or
securities  where  appropriate,  registration of securities in the appropriate  Fund name or the name of a  nominee,  maintenance  of bank accounts on behalf of the Funds.  In addition,  Huntington is responsible  as record keeper for the creation and  maintenance of all Fund  accounting  records  relating  to  custodian  activities required by the 1940 Act.

State Street Bank and Trust Company, Quincy, MA, is the custodian for the International Equity Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

Transfer Agent and Dividend Disbursing Agent
Unified Fund Services, Inc., Indianapolis, IN, serves as the transfer agent and dividend disbursing agent for the Trust.

Independent Auditors
To be filed by amendment

Legal Counsel

Sullivan & Worcester  LLP,  1666 K Street,  N.W.,  Washington,  DC
20006, are counsel to the Trust and will pass upon the legality of the Shares offered hereby.


       FEES PAID BY THE FUNDS FOR SERVICES* (To be filed by Amendment)

---------------------------------------------------------------------------------------------------------------------
                      Florida Tax-Free Money Fund          Money Market Fund                 Ohio Municipal
                                                                                            Money Market Fund

                     ------------------------------------------------------------------------------------------------
                     ------------------------------------------------------------------------------------------------
                       For the fiscal years ended      For the fiscal years ended      For the fiscal years ended
                              December 31,                    December 31,                    December 31,
                     ------------------------------------------------------------------------------------------------
                     ------------------------------------------------------------------------------------------------
                      2004      2003        2002      2004      2003        2002      2004       2003        2002
---------------------------------------------------------------------------------------------------------------------
Advisory Fee Paid              $82,013    $91,429            $2,085,173  $2,488,300          $513,449 $0   $610,811
Advisory Fee Waived              $0          $0                  $0          $0                               $0
---------------------
---------------------------------------------------------------------------------------------------------------------
Administrative Fee             $20,503    $22,857             $550,553    $675,608             $128,362    $150,353
Paid
---------------------
---------------------------------------------------------------------------------------------------------------------
Sub-Administrative
Fee Paid                       $16,402    $18,285             $440,431    $540,479             $102,687    $124,510
---------------------
---------------------------------------------------------------------------------------------------------------------
Portfolio
Accounting Fee Paid            $25,099    $24,090             $340,768    $421,268             $88,780     $99,392
---------------------
---------------------------------------------------------------------------------------------------------------------
Brokerage
Commissions Paid                 $0          $0                  $0          $0                   $0          $0
---------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                               U.S. Treasury                 Dividend Capture Fund                Growth Fund
                             Money Market Fund
                     --------------------------------------------------------------------------------------------------
                     --------------------------------------------------------------------------------------------------
                         For the fiscal years ended        For the fiscal years ended     For the fiscal years ended
                                December 31,                      December 31,                   December 31,
                     --------------------------------------------------------------------------------------------------
                     --------------------------------------------------------------------------------------------------
                       2004       2003         2002        2004       2003       2002     2004      2003       2002
-----------------------------------------------------------------------------------------------------------------------
Advisory Fee Paid              $1,156,917   $1,143,949              $371,214   $192,579          $1,340,304$$1,339,570
Advisory Fee Waived                $0           $0                     $0         $0                            $0
---------------------
-----------------------------------------------------------------------------------------------------------------------
Administrative Fee              $433,841     $428,975               $37,122    $19,258            $167,537   $167,446
Paid
---------------------
-----------------------------------------------------------------------------------------------------------------------
Sub-Administrative
Fee Paid                        $347,064     $343,174               $29,697    $15,406            $134,027   $133,955
---------------------
-----------------------------------------------------------------------------------------------------------------------
Portfolio
Accounting Fee Paid             $259,675     $251,484               $44,408    $32,822            $116,317   $116,478
---------------------
-----------------------------------------------------------------------------------------------------------------------
Brokerage
Commissions Paid                   $0           $0                  $249,188  $106,9953           $71,237    $113,295
-----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                            Income Equity Fund            International Equity Fund         Mid Corp America Fund

                     -------------------------------------------------------------------------------------------------
                     -------------------------------------------------------------------------------------------------
                        For the fiscal years ended        For the fiscal years ended     For the fiscal years ended
                               December 31,                      December 31,                   December 31,
                     -------------------------------------------------------------------------------------------------
                     -------------------------------------------------------------------------------------------------
                       2004       2003        2002        2004       2003       2002                2003      2002
----------------------------------------------------------------------------------------------------------------------
Advisory Fee Paid              $1,172,802  $1,207,330              $631,826   $385,115            $843,098$0$595,110
Advisory Fee Waived                $0          $0                     $0         $0                            $0
---------------------
----------------------------------------------------------------------------------------------------------------------
Administrative Fee              $146,600    $150,916                $47,387   $28,884              $84,310   $59,511
Paid
---------------------
----------------------------------------------------------------------------------------------------------------------
Sub-Administrative
Fee Paid                        $117,277    $120,731                $37,909   $23,106              $67,446   $47,608
---------------------
----------------------------------------------------------------------------------------------------------------------
Portfolio
Accounting Fee Paid             $104,655    $104,996                $49,336   $33,322              $75,639   $59,225
---------------------
----------------------------------------------------------------------------------------------------------------------
Brokerage
Commissions Paid                $577,987    $210,678               $199,678  $197,6571            $137,334  $115,6391
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             New Economy Fund               Rotating Markets Fund           Situs Small Cap Fund

                     -------------------------------------------------------------------------------------------------
                     -------------------------------------------------------------------------------------------------
                        For the fiscal years ended        For the fiscal years ended     For the fiscal years ended
                               December 31,                      December 31,                   December 31,
                     -------------------------------------------------------------------------------------------------
                     -------------------------------------------------------------------------------------------------
                       2004       2003        2002        2004       2003       2002      2004      2003      20022
----------------------------------------------------------------------------------------------------------------------
Advisory Fee Paid              $269,123$0   $163,631                $86,817   $66,902             $159,033   $21,049
Advisory Fee Waived                          $6,793                   $0         $0                  $0        $0
---------------------
----------------------------------------------------------------------------------------------------------------------
Administrative Fee               $23,746     $14,374                $13,023   $10,035              $15,903   $2,105
Paid
---------------------
----------------------------------------------------------------------------------------------------------------------
Sub-Administrative
Fee Paid                         $18,996     $11,499                $10,418    $8,028              $12,722   $1,684
---------------------
----------------------------------------------------------------------------------------------------------------------
Portfolio
Accounting Fee Paid              $40,919     $32,055                $18,728   $15,027              $29,520   $6,907
---------------------
----------------------------------------------------------------------------------------------------------------------
Brokerage
Commissions Paid                $110,055    $35,7541                $67,730   $21,5081             $44,069   $36,488
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                       Fixed Income Securities Fund        Intermediate Government         Michigan Tax-Free Fund
                                                                 Income Fund
                     -------------------------------------------------------------------------------------------------
                     -------------------------------------------------------------------------------------------------
                        For the fiscal years ended        For the fiscal years ended     For the fiscal years ended
                               December 31,                      December 31,                   December 31,
                     -------------------------------------------------------------------------------------------------
                     -------------------------------------------------------------------------------------------------
                       2004       2003        2002        2004       2003       2002      2004      2003      2002
----------------------------------------------------------------------------------------------------------------------
Advisory Fee Paid               $809,427    $746,784               $461,580   $375,018            $137,895  $107,968
Advisory Fee Waived                $0          $0                     $0         $0                  $0        $0
---------------------
----------------------------------------------------------------------------------------------------------------------
Administrative Fee              $121,415    $112,018                $69,237   $56,253              $20,684   $16,195
Paid
---------------------
----------------------------------------------------------------------------------------------------------------------
Sub-Administrative
Fee Paid                         $97,129     $89,613                $55,388   $45,002              $16,547   $12,956
---------------------
----------------------------------------------------------------------------------------------------------------------
Portfolio
Accounting Fee Paid              $99,943     $91,249                $61,278   $40,696              $38,845   $12,649
---------------------
----------------------------------------------------------------------------------------------------------------------
Brokerage
Commissions Paid                   $0          $0                     $0         $0                  $0        $0
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                         Mortgage Securities Fund             Ohio Tax-Free Fund          Short/Intermediate Fixed
                                                                                           Income Securities Fund
                     -------------------------------------------------------------------------------------------------
                     -------------------------------------------------------------------------------------------------
                        For the fiscal years ended        For the fiscal years ended     For the fiscal years ended
                               December 31,                      December 31,                   December 31,
                     -------------------------------------------------------------------------------------------------
                     -------------------------------------------------------------------------------------------------
                       2004       2003        2002        2004       2003       2002      2004      2003      2002
----------------------------------------------------------------------------------------------------------------------
Advisory Fee Paid               $243,875    $209,275               $298,539   $236,681            $730,746  $577,920
Advisory Fee Waived                $0          $0                     $0         $0                  $0        $0
---------------------
----------------------------------------------------------------------------------------------------------------------
Administrative Fee               $36,581     $31,391                $44,781   $35,502             $109,612   $86,691
Paid
---------------------
----------------------------------------------------------------------------------------------------------------------
Sub-Administrative
Fee Paid                         $29,264     $25,113                $35,824   $28,401              $87,688   $69,347
---------------------
----------------------------------------------------------------------------------------------------------------------
Portfolio
Accounting Fee Paid              $41,283     $27,337                $60,076   $38,827              $78,676   $58,806
---------------------
----------------------------------------------------------------------------------------------------------------------
Brokerage
Commissions Paid                 $7,713      $13,750                 $513        $0                  $0        $0
----------------------------------------------------------------------------------------------------------------------


 (1) The brokerage commissions paid on these Funds increased in 2003 as a direct result of an increase in assets in the portfolios.
(2)    The Situs Small Cap Fund commenced  operations on September
30, 2002.

Principal Holders of Securities

Information is provided below regarding each person who owns of record or is known by the Trust to own beneficially 5% or more of any class of Shares of any Fund. The Advisor is a wholly owned subsidiary of Huntington Bank. Huntington Bank, a national banking association, is an indirect wholly-owned subsidiary of HBI, a bank holding company organized under the laws of Ohio. By virtue of Huntington's affiliation with Huntington Bank, Huntington may be deemed to control the Funds.

 5% OR MORE OWNERS AS OF APRIL 1, 2004 (to be filed by amendment)

--------------------------------------------------------------------------------
        Fund            Shareholder Name        Shares Owned   Percentage Owned
    Share Class                  Address
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

                       SHAREHOLDER RIGHTS

The Trust is an open-end management investment company, whose Declaration of Trust permits the Trust to offer separate series of Shares of beneficial interest, representing interests in separate portfolios of securities. The Shares in any one portfolio may be offered in two or more separate classes. As of the date of this SAI, the Trustees have established four classes of Shares, known as Investment A Shares, Investment B Shares, Trust Shares, and Interfund Shares. Interfund Shares are offered only by the Money Market Fund. All of the Income Funds (except Short/Intermediate Fixed Income Securities Fund), the Equity Funds (except Rotating Markets Fund) and the Money Market Fund offer Investment B Shares.
Investment A Shares, Investment B Shares, Trust Shares, and Interfund Shares of a Fund are fully transferable. Each class is entitled to dividends from the respective class assets of the Fund as declared by the Trustees, and if the Trust (or a
Fund) were liquidated, the shareholders of each class would receive the net assets of the Fund attributable to each respective class.

All shareholders are entitled to one vote for each Share held on the record date for any action requiring a vote by the shareholders, and a proportionate fractional vote for each fractional Share held. Shareholders of the Trust will vote in the aggregate and not by Fund or class except (i) as otherwise expressly required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular Fund or class, or (ii) only holders of Investment A Shares and/or Investment B Shares will be entitled to vote on matters submitted to shareholder vote with respect to the Rule 12b-1 Plan applicable to such class or classes.

The  rights  of  shareholders   cannot  be  modified   without  a
majority vote.

The Trust is not required to hold annual meetings of shareholders for the purpose of electing Trustees except that
(i) the Trust is required to hold a shareholder meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and (ii) if, as a result of a vacancy on the Board, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, a Trustee may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Trust at a meeting duly called for the purpose, which meeting must be held upon written request of not less than 10% of the outstanding Shares of the Trust. Upon written request by the holders of Shares representing 1% of the outstanding Shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, a Trustee may continue to hold office and may appoint successor Trustees.

Under Massachusetts law, shareholders could, under certain circumstances, beheld personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

Shareholder inquiries regarding Investment A Shares should be directed to The Huntington Investment Company, 41 South High
Street, Columbus, OH 43287.

Shareholder inquiries regarding Investment B Shares should be directed to The Huntington Investment Company, 41 South High
Street, Columbus, OH 43287.

Shareholder   inquiries   regarding  Trust  Shares  or  Interfund
Shares  should be directed to  Huntington,  41 South High Street,
Columbus, OH 43215, Attn: Trust Services.

Additional Information on Purchases, Exchanges and Redemptions

Investment  A  Shares  and  Investment  B  Shares  of each of the
Funds may be purchased,  exchanged or redeemed by contacting  the
Trust,  The  Huntington   Investment   Company  or  a  Huntington
Personal Banker.

Trust Shares may be purchased only through fiduciary, advisory, agency and other similar accounts maintained by or on behalf of Huntington or its affiliates or correspondent banks as well as similar customers of third party financial institutions. Individuals who receive Trust Shares as a result of a Trust distribution or similar transaction or by operation of law, will be permitted to retain such Shares, but may not purchase additional Trust Shares, except by means of the reinvestment of dividends or distributions. Exchanges of Trust Shares, if permitted by the account agreement, as well as redemptions of Trust Shares, are made by contacting the Trust.

Interfund   Shares  are  available   only  for  purchase  by  the
Huntington Equity Funds and the Huntington Income Funds and may be purchased, exchanged or redeemed by contacting the Trust.

Telephone purchase, exchange or redemption requests may be recorded and will be binding upon an investor. Use of the telephone for exchanges or redemptions involves the possible risk of loss, since anyone providing the required information may be able to use the service without the shareholder's permission. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In times of extreme economic or market conditions, shareholders may have difficulty making redemptions or exchanges by telephone. If a shareholder cannot make contact by telephone, redemption or exchange requests should be made in writing and sent by overnight mail to the Trust.

In connection with certain redemption or exchange requests, a shareholder may be required to obtain a signature guarantee for authentication purposes. Only New Technology Medallion imprints will be accepted as signature guarantees.

Other Purchase Information

Purchases of all classes of Shares are made at NAV, plus (for Investment A Shares only) any applicable sales charge. All purchases, except for of Interfund Shares, are subject to minimum purchase requirements, but these requirements may be waived by the Distributor. Payment for Investment A Shares or Investment B Shares may not be by third party check, and any checks drawn from a bank located outside the U.S. will result in a delay in processing until the check has cleared.

If at any time the right to purchase Shares is suspended, although no new purchases may be made, in some circumstances existing shareholders may be permitted to purchase additional
Shares and have dividends reinvested.

Payment in Kind. In addition to payment by check, Shares of a Fund may be purchased by customers of the Advisor in exchange for securities held by an investor which are acceptable to that Fund. Investors interested in exchanging securities must first telephone Huntington at (800) 253-0412 for instructions regarding submission of a written description of the securities the investor wishes to exchange. Within five business days of the receipt of the written description, Huntington will advise the investor by telephone whether the securities to be exchanged are acceptable to the Fund whose Shares the investor desires to purchase and will instruct the investor regarding delivery of the securities. There is no charge for this review. Securities which have been accepted by a Fund must be delivered within five days following acceptance.

Securities accepted by a Fund are valued in the manner and on the days described in the section entitled "Determination of Net Asset Value" as of 4:00 p.m. (Eastern Time).

The value of the securities to be exchanged and of the Shares of the Fund may be higher or lower on the day Fund Shares are offered than on the date of receipt by Huntington of the written  description  of  the  securities  to be  exchanged.  The basis of the exchange of such securities for Shares of the Fund will depend on the value of the securities and the NAV of Fund Shares next determined following acceptance on the day Fund
Shares are offered. Securities to be exchanged must be accompanied by a transmittal form which is available from Huntington.

A gain or loss for federal income tax purposes may be realized by the investor upon the securities exchange depending upon the cost basis of the securities tendered. All interest, dividends, subscription or other rights with respect to accepted securities which go "ex" (the interval between the announcement and the payments of the next dividend or right) after the time of valuation become the property of the Fund and must be delivered to the Fund by the investor forthwith upon receipt from the issuer. Further, the investor must represent and agree that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise.


Sales Charge Reductions/Waivers (Investment A Shares). Investment A Shares may be purchased without an initial sales charge by any investor who buys Investment A Shares through an investment professional that does not accept a sales commission from the Funds' Distributor. Investment professionals wishing to offer this sales charge waiver should call the Trust. Also, sales charges applicable to purchases of Investment A Shares may be reduced for certain investors or groups of investors who make larger investments. Investors wishing to take advantage of these sales charge reductions should call the Trust.


Reinstatement   Privilege.   Every  shareholder  has  a  one-time
right, within 60 days of redeeming Investment A Shares or Investment B Shares of an Equity or Income Fund, to reinvest the redemption proceeds at the next-determined NAV in Investment A Shares without any sales charge. The investor must notify the Trust in writing of the reinvestment by the shareholder in order to eliminate a sales charge.

If the shareholder redeems Investment A Shares and utilizes the reinstatement privilege, there may be tax consequences.

Other Exchange Information

Exchanges may only be made between Funds having identical shareholder registrations. For any other exchanges you must obtain a New Technology Medallion Signature Guarantee.

Unless   otherwise    specified   in   writing,    the   existing
registration and reinvestment options relating to a Fund being exchanged will be used for any new Fund accounts required to be opened in the exchange.

Exchanges will not be available for Shares purchased by check until the check has cleared.

Other Redemption Information

Redemptions of all classes of Shares are made at NAV, less (for Investment B Shares only) any applicable contingent deferred sales charge (CDSC). If you make exchanges of your Investment B Shares among the Funds, the holding period for purposes of determining the applicable CDSC will be determined based on the purchase date of your original Shares.

If a shareholder wishes to wire redemption proceeds to a bank other than the one previously designated, redemption may be delayed by as much as seven days. To change the name of the bank account to which redemption proceeds will be wired, a shareholder should send a written request (and, if necessary, with a New Technology Medallion Signature Guarantee) to the Trust, c/o The Huntington National Bank, P.O. Box 6110 Indianapolis, IN 46206-6110.

Proceeds from the redemption of Shares purchased by check will not be available until the check has cleared.

Shareholders of the Money Market Funds who write checks to redeem Investment A Shares may be subject to certain checking account fees. Checks written on these accounts may be negotiated through the shareholder's local bank and should not be sent to the issuing bank in order to redeem Investment A Shares. Canceled checks are sent to the shareholder each month.

Redemption in kind. Although the Funds intend to pay Share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, the Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund determines that payment should be in kind. In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as a Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Trustees deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

                DETERMINATION OF NET ASSET VALUE

NAV is calculated at 10:30 a.m. Eastern time for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund and at 1:00 p.m. Eastern time for the Money Market Fund and the U.S. Treasury Money Market Fund. In addition, these Money Market Funds and all the other Funds calculate their NAV as of the close of the NYSE every Monday through Friday except (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its NAV might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and
(iii) the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of Shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of an emergency, the Money Market Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing.

For valuing securities in calculating NAV, the Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. The process of selecting securities is consistent with the credit quality and diversification requirements of Rule 2a-7. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. The value of securities in a Fund can be expected to vary inversely with changes in prevailing interest rates. Pursuant to Rule
2a-7, each of the Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to maintaining a stable NAV per Share, provided that no Fund will purchase any security with a remaining maturity of more than 397 days (except as described below) nor maintain a dollar-weighted average maturity of greater than 90 days. Repurchase agreements involving the purchase of securities with remaining maturities of greater than 397 days will be treated as having a maturity equal to the period remaining until the date on which the repurchase is scheduled to occur or, where no date is specified and the agreement is subject to a demand feature, the notice period applicable to the demand to repurchase those securities. A variable rate instrument, the principal amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand feature, shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount may be recovered through exercise of the demand feature. A floating rate instrument, the principal amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

The Trustees have undertaken to establish procedures reasonably designed, taking into account current market conditions and each of the Money Market Funds' investment objective, to stabilize the NAV per Share of each Money Market Fund for purposes of sales and redemptions at $1.00. These procedures include a review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the NAV per Share of each Fund, calculated by using available market quotations, deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to investors, the Trustees will take such steps as they deem appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the Fund's average portfolio maturity, withholding or reducing dividends, reducing the number of a Fund's outstanding Shares without monetary consideration, or utilizing a NAV per Share based on available market quotations. In addition, if the Advisor becomes aware that any Second Tier Security or Unrated Security held by a Fund has received a rating from any NRSRO below the NRSRO's two highest rating categories, the procedures adopted by the Trustees in accordance with Rule 2a-7 require the Advisor to dispose of such security unless (i) the sale would cause the deviation between the Fund's amortized cost and market-determined values per Share to exceed 0.40 of 1% (in which case the Trustees will meet to determine what action to take) or (ii) the
Trustees reassess the credit quality of the security and determine that it is in the best interests of shareholders to retain the investment. In the event a Fund holds a defaulted security, a security that has ceased to be an Eligible
Security, or a security that has been determined to no longer present minimal credit risks, Rule 2a-7 requires the Fund to dispose of the security unless the Trustees determine that such action is not in the best interest of shareholders. The Rule requires each Fund to limit its investments to securities determined to present minimal credit risks based on factors in addition to ratings assigned a security by an NRSRO and which are at the time of acquisition Eligible Securities.

Rule 2a-7, as amended, defines the terms NRSRO, Requisite NRSROs, Eligible Securities, Rated Securities, Unrated Securities, Demand Features, Guarantees, Unconditional Demand Features, First Tier Securities and Second Tier Securities in establishing risk limiting conditions for money market mutual funds.

A summary of those definitions follows:

"NRSRO"  is  any   nationally   recognized   statistical   rating
organization as that term is used in the Securities Exchange Act of 1934, that is not an affiliated person of the issuer, guarantor or provider of credit support for the instrument. While the Appendix to the SAI identifies each NRSRO, examples include S&P, Moody's and Fitch Ratings (Fitch).

"REQUISITE NRSROS" means (i) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) if only one NRSRO has issued a rating with respect to such security or class of debt obligations of an issuer at the time the fund acquired the security, that NRSRO.

"ELIGIBLE SECURITIES" are defined as (i) Rated Securities with a remaining maturity of 397 or less days and which have received  rating  in one of the two  highest  rating  categories;
(ii) Unrated Securities that are of comparable equality, provided that an Unrated Security is not an Eligible Security if the security has received a long-term rating from any NRSRO that is not within the NRSRO's three highest long-term rating categories, unless the security has received a long-term rating from an NRSRO in one of the three highest rating categories, and provided that certain asset backed securities shall not be Eligible Securities unless they have received a rating from an NRSRO; and (iii)a security that is subject to a Demand Feature or Guarantee whether the Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor that has received a rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security to the Guarantee, or another institution, has undertaken promptly to notify the holder of the security in the event the Demand Feature or
Guarantee  is   substituted   with  another   Demand  Feature  or
Guarantee.

"RATED SECURITIES" include (i) securities that have received a short-term rating from an NRSRO, or have been issued by an issuer that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security, or (ii) securities that are subject to a Guarantee that has received a short-term rating from an NRSRO, or a Guarantee issued by a guarantor that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and a security with the Guarantee. In either case, a security is not a Rated Security if it is subject to an external credit support agreement that was no in effect when the security was assigned its rating, unless the security has received a short-term rating reflecting the existence of the credit support or the credit support itself has received a short-term rating.

"UNRATED  SECURITIES"  are any  securities  that  are  not  Rated
Securities.

"DEMAND FEATURE" is (i) a feature permitting the holder of a security to sell the security at an exercise price equal to the approximate amortized cost of the security plus accrued interest, if any, at the time of exercise, provided that such feature must be exercisable either at any time on no more than 30 calendar days' notice or at specified intervals not exceeding 397 calendar days and upon no more than 30 calendar days' notice; or (ii) a feature permitting the holder of certain asset backed securities unconditionally to receive principal and interest within 397 calendar days of making demand.

"GUARANTEE" is an unconditional obligation of a person other than the issuer of the security to undertake to pay, upon presentment by the holder of the Guarantee (if required), the principal amount of the underlying security plus accrued interest when due or upon default, or, in the case of an Unconditional Demand Feature, an obligation that entitles the holder to receive upon exercise the approximate amortized cost of the underlying security or securities, plus accrued interest, if any. A Guarantee includes a letter of credit, financial guaranty (bond) insurance, and an Unconditional Demand Feature (other than an Unconditional Demand Feature provided by the issuer of the security).

"UNCONDITIONAL DEMAND FEATURE" means a Demand Feature that by its terms would be readily exercisable in the event of a default in payment of principal or interest on the underlying security or securities.

"FIRST TIER SECURITY" means any (i) Rated Security which has received the highest short-term rating by the Requisite NRSROs for debt obligations, (ii) any Unrated Security that is of comparable quality, (iii) any security issued by a registered investment company that is a money market fund, or (iv) certain government securities.

"SECOND TIER SECURITY" means any Eligible Security that is not a First Tier Security.

                            VALUATION

The price at which the Funds will offer or redeem Shares is the NAV per Share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. The Trust calculates NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on market value. The Trust attempts to stabilize the NAV per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method.

In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Trustees determines in good faith the fair value (the "good faith fair valuation") of portfolio securities held by a Fund. Sometimes a significant event occurring in the period between the close of a particular portfolio security's market and the time at which a Fund calculates its NAV affects the security's value such that its market value cannot be considered "readily available." The Pricing Committee uses reasonable means to identify such potentially significant events, evaluates such events' effect on the value of portfolio securities as compared to the market prices received from pricing sources that may not reflect such events, and makes good faith fair valuations of portfolio securities when significant events affect security valuation.

When a good faith fair value determination of a security is required, consideration is generally given to a checklist of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair value determination of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee's procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

                              TAXES

Federal Income Taxation

It is intended that each Fund will qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things:

       (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

       (b) distribute with respect to each taxable year at least 90% of the sum of its "investment company taxable income" (as that term is defined in the Code without regard to the deduction for dividends paid-generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long term capital losses) and its net tax-exempt interest income (less deductions attributable to that income) for such year, if any; and

       (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash or cash items (including receivables), U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and
            (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If a Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its income at corporate rates, and all distributions from earnings and profits, including any distribution of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize net unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gains for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the under-distributed amounts.
A dividend paid to shareholders by a Fund in January is generally deemed to have been paid by a Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

Fund distributions. Distributions from a Fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of net capital gains (that is, the excess of net gains from capital assets held more than one year over net losses from capital assets held by a Fund for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held the Shares in a Fund. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions from capital gains are generally made after applying any available capital loss carryovers. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares through the Dividend Reinvestment Plan. Any gain resulting from the sale of exchange of Fund Shares generally will be taxable as capital gains. Long-term capital gain rates have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets - through December 31, 2008. For taxable years beginning on or before December 31, 2008, distributions of investment income properly designated by a Fund as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gains. In order for some portion of the dividends received by a Fund shareholder to be "qualified dividend income," the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's Shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the Unites States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company.

In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to a Fund's Shares. Only qualified dividend income received by a Fund after December 31, 2002 is eligible for pass-through treatment. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by a Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend
(1) if the stock on which the dividend is paid is considered to be "debt-financed" (generally, acquired with borrowed funds),
(2) if it has been received with respect to any share of stock that a Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 90-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 180-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that a Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund or (2) by application of the Code.

Due to certain of a Fund's hedging and other investment activities, the net investment income calculated for accounting purposes and distributed to shareholders may in certain circumstances exceed or be less than a Fund's net tax exempt and taxable income. If a Fund distributes amounts in excess of the Fund's "earnings and profits" (which provide a measure of a Fund's dividend paying capacity for tax purposes), such excess distributions to shareholders will be treated as a return of capital to the extent of a shareholder's basis in his or her Shares, and thereafter as gain from the sale or exchange of a capital asset. A return of capital is not taxable to a shareholder but has the effect of reducing the shareholder's basis in the relevant Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by a shareholder of his or her Shares. However, because a Fund's expenses attributable to earning tax exempt income do not reduce the Fund's current earnings and profits, a portion of any distribution in excess of a Fund's net tax exempt and taxable income may be considered paid out of the Fund's earnings and profits and may therefore be treated as a taxable dividend (even though that portion economically represents a return of the Fund's capital). Dividends and distributions on a Fund's Shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's NAV reflects gains that are either unrealized, or realized but not distributed.

Exempt-interest dividends. A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax.
Distributions that the Fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal AMT purposes and for state and local purposes (see below). If a Fund intends to pay only exempt-interest dividends, the Fund may be limited in its ability to engage in such taxable transactions as forward commitments, repurchase agreements, financial futures, and options contracts on financial futures, tax-exempt bond indices, and other assets. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry Shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's
total   distributions  (not  including   distributions  from  net
long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Shares may be considered to have been made with borrowed funds even though such funds are not directly  traceable  to  the  purchase  of  Shares.  In  general, exempt-interest dividends, if any, attributable to interest received on certain private activity bonds and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such bonds or who are "related persons" of such substantial users (within the meaning of Section 147(a) of the
Code). Recipients of certain Social Security and Railroad Retirement benefits may have to take into account exempt-interest dividends from the Fund in determining the taxability of such benefits. Shareholders should consult their own tax advisor regarding the potential effect on them (if any) of any investment in the Fund. A Fund which is qualified to pay exempt-interest dividends will inform investors within 60 days of the Fund's fiscal year end of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of a Fund's income that was tax-exempt during the period covered by the distribution. The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority, except as otherwise provided herein (see below). You are advised to consult with your tax advisor about state and local tax matters.

Hedging transactions. Certain investment and hedging activities of a Fund, including transactions in options, futures contracts, straddles, forward contracts, foreign currencies, foreign securities, or other similar transactions, will be subject to special tax rules (including sale, mark-to-market, straddle, wash sale and short-sale rules). In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of the Fund's income and distributions to shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends received deduction or for treatment as exempt-interest dividends when distributed to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income (or, in the case of a tax-exempt Fund, the sum of its net tax-exempt and taxable income). If a Fund's book income exceeds its taxable income (or, in the case of a tax-exempt Fund, its tax-exempt income) the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If a Fund's book income in less than its taxable income (or, in the case of a tax-exempt Fund, the sum of its net tax-exempt and taxable income), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Foreign currency-denominated securities and related hedging transactions. A Fund's transactions in foreign currency-denominated debt securities, certain foreign currency options, futures contracts, and forward contracts may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Tax Credit. If more than 50% of a Fund's assets at year end consists of the stock or securities in foreign corporations, that Fund intends to qualify for and make the election permitted under Section 853 of the Code so that shareholders will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amount distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, as a result of which shareholders may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Investment by a Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund."

A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons. A Fund's investments in foreign securities may be subject to withholding taxes at the source on dividends or interest payments.

Sale or redemption of Shares. The sale, exchange or redemption of a Fund's Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of a Fund's Shares will be treated as short-term capital gain or loss. However, if a shareholder sells Shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such Shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of Shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the Shares. All or a portion of any loss realized upon a taxable disposition of a Fund's Shares will be disallowed if other Shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased Shares will be adjusted to reflect the disallowed loss.

Backup Withholding. In general, a Fund is required to withhold and remit to the U.S. Treasury a percentage of the proceeds of Share sales, exchanges, or redemptions made by and taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is a United States person and is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate is 28% for amounts paid through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

The Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.

Securities issued or purchased at a discount. The Funds' investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

Shares purchased through tax-qualified plans. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of and investment on their particular tax situation.

Unrelated Business Taxable Income. Under current law, a Fund generally serves to block unrelated business taxable income ("UBTI") from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if either: (1) a Fund invests in real estate investment trusts ("REITs") that hold residual interests in real estate mortgage investment conduits ("REMICs"); or (2) shares in a Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). If a charitable remainder trust (as defined in Code
Section 664) realizes any UBTI for a taxable year, it will lose its tax-exempt status for the year.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting purchases of Shares of a Fund. No attempt is made to present a detailed explanation of the federal income tax treatment of each Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, investors are urged to consult their tax advisors with specific reference to their own tax situation.

State Taxation

Florida. Florida does not impose an income tax on individuals. Thus, individual shareholders of the Florida Tax-Free Money Fund will not be subject to any Florida state or local income taxes on distributions received from the Florida Tax-Free Money Fund.

Florida does impose a state income tax on the income of corporations, limited liability companies (that are subject to federal income taxation) and certain trusts (excluding probate and testamentary trusts), that is allocated or apportioned to Florida. For those types of shareholders, in determining income subject to Florida corporate income tax, Florida generally "piggy-backs" federal taxable income concepts, subject to adjustments that are applicable to all corporations and some adjustments that are applicable to certain classes of corporations. In regard to the Florida Tax-Free Money Fund, the most significant adjustment is for interest income from state and local bonds that is exempt from tax under Section 103 of the Code. Provided that the Florida Tax-Free Money Fund qualifies as a regulated investment company under the Code and complies with the requirement that at least 50% of the value of its assets at the close of each quarter of its taxable year be invested in state, municipal or other obligations the interest on which is exempt from tax under Section 103 of the Code, corporate shareholders of the Florida Tax-Free Money Fund may receive Section 103 interest income from Florida Tax-Free Money Fund distributions. While Section 103 interest income is generally excluded from taxable income for federal income tax purposes, it is added back to taxable income for Florida corporate income tax purposes (only 40% of such income is added back for corporate taxpayers subject to Florida AMT). Consequently, the portion of the Section 103 interest income (or 40% of that amount for corporate taxpayers subject to the Florida AMT) allocated or apportioned to Florida of a corporate Florida Tax-Free Money Fund shareholder arising from Florida Tax-Free Money Fund distributions is subject to Florida corporate income taxes. Other distributions from the Florida Tax-Free Money Fund to corporate shareholders, to the extent allocated or apportioned to Florida, may also be subject to Florida income tax.

Provided that on January 1 of a given year at least 90% of the NAV of the portfolio of assets of the Florida Tax-Free Money Fund is comprised of notes, bonds, and other obligations issued by the State of Florida or its municipalities, counties and other taxing districts, the U.S. Government and its agencies, Puerto Rico, Guam and the Virgin Islands, and other investments exempt from Florida intangible personal property tax, Shares of the Florida Tax-Free Money Fund will not be subject to Florida intangible personal property taxes for that year. If the Florida Tax-Free Money Fund fails to meet this 90% test, then the entire value of the Florida Tax-Free Money Fund Shares (except for that portion of the value attributable to U.S. government obligations) will be subject to the Florida intangible personal property tax.

Shareholders of the Florida Tax-Free Money Fund should consult their tax advisors about other state and local tax consequences of their investments in the Florida Tax-Free Money Fund.

Michigan. Provided that the Michigan Tax-Free Fund qualifies as a regulated investment company under the Code and complies with the requirement that at least 50% of the value of its assets at the close of each quarter of its taxable year be invested in state, municipal or other obligations the interest on which is exempt from tax under Section 103 of the Code, individual shareholders of the Michigan Tax-Free Fund residing in Michigan will not be subject to Michigan personal income tax or personal income taxes imposed by cities in Michigan, and corporate shareholders will not be subject to the Michigan single business tax, on distributions received from the Michigan Tax-Free Fund to the extent such distributions are attributable to interest on tax-exempt obligations of the State of Michigan or any municipality, political subdivision or governmental agency or instrumentality thereof or on obligations issued by the Governments of Puerto Rico, the Virgin Islands and Guam. Other distributions from the Michigan Tax-Free Fund, including those related to long-term and short-term capital gains, will generally not be exempt from the Michigan personal income tax or single business tax. Shareholders of the Michigan Tax-Free Fund should consult their tax advisors about other state and local tax consequences of their investments in the Michigan Tax-Free Fund.

Ohio. Under current Ohio law, individuals and estates that are subject to Ohio personal income tax or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions with respect to Shares of the Ohio Municipal Money Market Fund or the Ohio Tax-Free Fund (Distributions) to the extent that such Distributions are properly attributable to interest on obligations of the State of Ohio, political or governmental subdivisions thereof as defined in Section 5709.76(D)(10) of the Ohio Revised Code, nonprofit corporations authorized to issue public securities for or on behalf of Ohio or a subdivision or agencies or instrumentalities of Ohio or its political subdivisions (Ohio Obligations). Corporations that are subject to the Ohio corporation franchise tax will not have to include Distributions in their tax base for purposes of calculating the Ohio corporation franchise on the net income basis to the extent that such Distributions either constitute exempt-interest dividends for federal income tax purposes or are properly attributable to interest on Ohio Obligations. However, Shares of the Ohio Municipal Money Market Fund and the Ohio Tax Free Fund will be included in a corporation's tax base for purposes of calculating the Ohio corporation franchise tax on the net worth basis.

Distributions that consist of interest on obligations of the United States or its territories or possessions or of any authority, commission, or instrumentality of the United States ("Territorial Obligations") the interest on which is exempt from state income taxes under the laws of the United States are exempt from the Ohio personal income tax, and municipal and school district income taxes in Ohio. In addition, net interest on Territorial Obligations is excluded from the net income base of the Ohio corporation franchise tax to the extent such interest is excluded from gross income for federal income tax purposes.

Distributions properly attributable to profit on the sale, exchange or other disposition of Ohio Obligations will not be subject to the Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources generally will not be exempt from the Ohio personal income tax, municipal or school district income taxes in Ohio or the net income base of the Ohio corporation franchise tax.

The Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are not subject to the Ohio personal income tax or school district or municipal income taxes in Ohio. The Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are not subject to the Ohio corporation franchise tax or the Ohio dealers in intangibles tax, provided that, if there is a sufficient nexus between the State of Ohio and such entity that would enable the State to tax such entity, the Fund timely files the annual report required by Section 5733.09 of the Ohio Revised Code. The Ohio Tax Commissioner has waived this annual filing requirement for each tax year since 1990, the first tax year to which such requirement applied.

This discussion of Ohio taxes assumes that the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund will each continue to qualify as a regulated investment company under the Internal Revenue Code and that at all times at least 50% of the value of the total assets of each of the Funds consists of Ohio
Obligations or similar obligations of other states or their subdivisions.

Shareholders of the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund should consult their tax advisors about other state and local tax consequences of their investments in the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund.

                   DIVIDENDS AND DISTRIBUTIONS

Money Market Funds

The net investment income of each class of Shares of each Money Market Fund is determined as of 4:00 p.m. (Eastern Time) each Business Day. All of the net investment income so determined normally will be declared as a dividend daily to shareholders of record of each class as of the close of business and prior to the determination of NAV. However, if you purchase Shares by check, ACH or SIP, you will begin earning dividends on the next business day after your order has been received by the Trust. Unless the Business Day before a weekend or holiday is the last day of an accounting period, the dividend declared on that day will include an amount in respect of the Fund's income for the subsequent non-business day or days. No daily dividend will include any amount of net income in respect of a subsequent semiannual accounting period. Dividends declared during any month will be invested as of the close of business on the last calendar day of that month (or the next Business Day after the last calendar day of the month if the last calendar day of the month is a non-business day) in additional Shares of the same class of the Fund at the NAV per Share, normally $1.00, determined as of the close of business on that day, unless payment of the dividend in cash has been requested.

Net income of a class of Shares of a Money Market Fund consists of all interest income accrued on portfolio assets less all expenses of the Fund and the class and amortized market premium. Amortized market discount is included in interest income. None of the Money Market Funds anticipates that it will normally realize any long-term capital gains with respect to its portfolio securities.

Normally each class of Shares of the Money Market Funds will have a positive net income at the time of each determination thereof. Net income may be negative if an unexpected liability must be accrued or a loss realized. If the net income of a class or classes of Shares of a Money Market Fund determined at any time is a negative amount, the NAV per Share of such class or classes will be reduced below $1.00 unless one or more of the following steps, for which the Trustees have authority, are taken: (1) reduce the number of Shares in each shareholder's account of the applicable class or classes, (2) offset each shareholder's pro rata portion of negative net income against the shareholder's accrued dividend account or against future dividends with regard to the applicable class or classes, or (3) combine these methods in order to seek to obtain the NAV per Share of the applicable class or classes at $1.00. The Trustees may endeavor to restore a Fund's NAV per Share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the NAV per Share will increase to the extent of positive net income which is not declared as a dividend.

Should a Money Market Fund incur or anticipate, with respect to its portfolio, any unusual or unexpected significant expense or loss which would affect disproportionately the Fund's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate, to the extent possible, the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which the Shares are held and receiving upon redemption a price per Share lower than that which was paid.

Other Funds

Each of the Funds, other than the Money Market Funds, will declare and distribute dividends from net investment income of each class of Shares, if any, and will distribute its net realized capital gains, with respective to each class of Shares, if any, at least annually.

       PERFORMANCE INFORMATION - to be filed by amendment

From time to time the Trust may advertise the performance of one or more of the Funds. All data is based on past performance and is not intended to indicate future results. Performance of Trust Shares, as compared to Investment A Shares or Investment B Shares, will normally be higher because Investment A Shares and Investment B Shares are subject to distribution (12b-1) fees.

Money Market Funds

Generally, the Money Market Funds will advertise 7-day yields and 7-day effective yields. In addition, the Ohio Municipal
Money Market Fund and the Florida Tax-Free Money Fund may also advertise tax-equivalent yields.

The yield for each class of Shares of a Money Market Fund is computed by determining the percentage net change, excluding capital changes and any income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Share at the beginning of the period, subtracting a charge reflecting any deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 (or approximately 52 weeks).

The  effective   yield  for  each  class  of  Shares  of  a  Fund
represents a  compounding  of the base period return by adding 1, raising  the sum to a power  equal to 365/7,  and  subtracting  1 from the result, according to the following formula:

      Effective Yield = [(Base Period Return +1) 365/7 ] -1

Tax-equivalent yield is computed by dividing the portion of a Fund's yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the Fund's yield that is not tax-exempt.

Based on the 7-day period ended December 31, 2004 (the "base period"), the yield and effective yield of the Trust Shares of each of the Money Market Funds were as follows: (to be filed by amendment)

      Fund-Trust Shares                         Yield   Effective Yield

      Florida Tax-Free Money Fund..............  0.26%        0.26%
      Money Market Fund........................  0.20%        0.20%
      Ohio Municipal Money Market Fund.........  0.22%        0.22%
      U.S. Treasury Money Market Fund..........  0.20%        0.20%

Based on the 7-day period ended December 31, 2004 (the "base period"), the yield and effective yield of the Investment A, B and Interfund Shares of the Money Market Funds listed below were as follows:

      Fund-Investment A Shares                 Yield Effective Yield

      Florida Tax-Free Money Fund..............0.20%       0.20%
      Money Market Fund........................0.20%       0.20%
      Ohio Municipal Money Market Fund.........0.20%       0.20%
      U.S. Treasury Money Market Fund..........0.20%       0.20%

      Money Market B Shares                    Yield Effective Yield

      Money Market B Shares....................0.37%       0.37%

      Money Market Interfund Shares            Yield Effective Yield

      Money Market Interfund Shares............0.37%       0.37%

The tax-equivalent yield for Trust Shares of the Florida Tax-Free Money Fund for the 7-day period ended December 31, 2004, was XX% (assuming a XX% federal income tax bracket).

The tax-equivalent yield for Investment A Shares of the Florida Tax-Free Money Fund for the 7-day period ended December 31, 2004, was XX % (assuming a XX % federal income tax bracket).

The tax-equivalent yield for Trust Shares of the Ohio Municipal Money Market Fund for the 7-day period ended December 31, 2004, was XX % (assuming a XX% federal income tax bracket and a 7.5% Ohio income tax bracket).

The tax-equivalent yield for Investment A Shares of the Ohio Municipal Money Market Fund for the 7-day period ended December
31, 2004, was XX% (assuming a XX% federal income tax bracket and a XX% Ohio income tax bracket).

Other Funds

Generally, the Equity and Income Funds will advertise average annual total returns. In addition, the Ohio Tax-Free Fund and the Michigan Tax-Free Fund may advertise thirty-day tax-equivalent yields.

                                        ERV 1
                        Average Annual Return = ( ) n - 1
                                          P

In accordance with SEC guidelines, the average annual total return for each class of Shares is calculated according to the following formula: where p = a hypothetical initial of $1,000; n = number of years; and ERV = ending redeemable value of the hypothetical $1,000 investment after the investment period.

In accordance with SEC guidelines, the yield for each class of Shares of an Equity or Income Fund is computed by dividing the net investment income per Share earned during the period by the maximum offering price per Share on the last day of the period, according to the following formula:

                                        a - b
                           Yield = 2[ (      +1 ) (6) +1]
                                         cd

Where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

In accordance with SEC guidelines, the tax-equivalent yield for each class of the Equity and Income Funds is computed by dividing the portion of the yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the yield that is not tax-exempt.

The average annual total returns for Investment A Shares and Investment B Shares of each of the following Funds (including the effect of the sales load) for the one-year, five-year and ten-year periods and for the life of the respective Fund through December 31, 2004, were as follows: (to be filed by amendment)

                                 Fiscal     Five Years   Ten Years    Inception
                               Year Ended     Ended        Ended       through
Fund Investment A Shares       12/31/2004   12/31/2004   12/31/2004  12/31/2004
-------------------------------------------------------------------------------
Dividend Capture Fund
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares

                                 Fiscal     Five Years   Ten Years    Inception
                               Year Ended     Ended        Ended       through
Fund Investment A Shares       12/31/2004   12/31/2004   12/31/2004  12/31/2004
-------------------------------------------------------------------------------
Growth Fund
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares
Income Equity Fund
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares
International Equity Fund
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares
Mid Corp America Fund
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares
New Economy Fund
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares
Rotating Markets Fund
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares
Situs Small Cap Fund
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares
Fixed Income Securities Fund
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares
Intermediate Government Income Fund
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares
Michigan Tax-Free Fund
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares

                                 Fiscal     Five Years   Ten Years    Inception
                               Year Ended     Ended        Ended       through
Fund Investment A Shares       12/31/2004   12/31/2004   12/31/2004  12/31/2004
-------------------------------------------------------------------------------
Mortgage Securities Fund
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares
Ohio Tax-Free Fund
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares
     Short/Intermediate Fixed Income
             Securities Fund
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares

(1)   Since March 1, 2001.
(2)   Since May 1, 1991.
(3) Performance shown represents combined performance of the Trust Shares class from July 3, 1989 to May 14, 1997 (adjusted to reflect expenses associated with Investment A Shares) and the Investment A Shares class since its May 14, 1997 inception.
(4)   Since May 1, 2001.
(5)   Since September 30, 2002.
(6) Performance shown includes the applicable predecessor FMB Fund, effective April 13, 1998. Performance shown since inception date of December 2, 1991.
(7)   Since June 2, 1992.
(8) Performance shown represents combined performance of the Trust Shares class from July 3, 1989 to May 9, 2003 (adjusted to reflect expenses associated with Investment A Shares) and the Investment A Shares class since its May 9, 2003 inception.


                                 Fiscal     Five Years   Ten Years   Inception
                               Year Ended     Ended        Ended      through
Fund Investment B Shares       12/31/2004   12/31/2004   12/31/2004  12/31/2004
-------------------------------------------------------------------------------
Dividend Capture Fund
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares
Growth Fund+
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares
Income Equity Fund +
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares

                                 Fiscal     Five Years   Ten Years  Inception
                               Year Ended     Ended        Ended      through
Fund Investment B Shares       12/31/2004   12/31/2004   12/31/2004  12/31/2004
------------------------------------------------------------------------------
International Equity Fund
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares
Mid Corp America Fund
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares
New Economy Fund
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares
Situs Small Cap Fund
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares
Fixed Income Securities Fund+
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares
Intermediate Government Income Fund++
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares
Michigan Tax-Free Fund+++
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares
Mortgage Securities Fund++++
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares
Ohio Tax-Free Fund+++++
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares

(1)   Since March 1, 2001.
(2)   Since May 1, 1991.
(3)   Since  July 3, 1989.
(4)   Since September 30, 2002.
(5)   Since December 2, 1991.
(6)   Since June 2, 1992.

+ Prior to May 1, 2000 (the inception date for Investment B Shares), performance for Investment B Shares includes performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and contingent deferred sales charge (CDSC).

++ Prior to May 12, 2003 (the inception date for Investment B Shares), performance for Investment B Shares includes performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

+++ Prior to May 19, 2003 (the inception date for Investment B Shares), performance for Investment B Shares includes performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

++++ Prior to May 13, 2003 (the inception date for Investment B Shares), performance for Investment B Shares includes performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

+++++ Prior to May 2, 2003 (the inception date for Investment B Shares), performance for Investment B Shares includes performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

The average annual total returns for Trust Shares of each of the following Funds for the one-year, five-year and ten-year periods and for the life of the respective Fund through December 31, 2004, were as follows:

                             Fiscal Year   Five Years   Ten Years  Inception
                                Ended        Ended        Ended     through
Fund Trust Shares            12/31/2004    12/31/2004  12/31/2004  12/31/2004
------------------------------------------------------------------------------
Dividend Capture Fund
  Before Taxes
  After       Taxes      on
  Distributions
  After       Taxes      on
  Distributions   and  Sale
  of Shares
Growth Fund
  Before Taxes
  After       Taxes      on
  Distributions
  After       Taxes      on
  Distributions   and  Sale
  of Shares
Income Equity Fund
  Before Taxes
  After       Taxes      on
  Distributions
  After       Taxes      on
  Distributions   and  Sale
  of Shares
International Equity Fund
  Before Taxes
  After       Taxes      on
  Distributions
  After       Taxes      on
  Distributions   and  Sale
  of Shares
Mid Corp America Fund
  Before Taxes
  After       Taxes      on
  Distributions
  After       Taxes      on
  Distributions   and  Sale
  of Shares
New Economy Fund
  Before Taxes
  After       Taxes      on
  Distributions
  After       Taxes      on
  Distributions   and  Sale
  of Shares

                             Fiscal Year   Five Years   Ten Years   Inception
                                Ended        Ended        Ended      through
Fund Trust Shares            12/31/2004    12/31/2004  12/31/2004   12/31/2004
-----------------------------------------------------------------------------
Rotating Markets Fund
  Before Taxes
  After       Taxes      on
  Distributions
  After       Taxes      on
  Distributions   and  Sale
  of Shares
Situs Small Cap Fund
  Before Taxes
  After       Taxes      on
  Distributions
  After       Taxes      on
  Distributions   and  Sale
  of Shares
Fixed Income Securities
Fund
  Before Taxes
  After       Taxes      on
  Distributions
  After       Taxes      on
  Distributions   and  Sale
  of Shares
Intermediate Government Income Fund
  Before Taxes
  After       Taxes      on
  Distributions
  After       Taxes      on
  Distributions   and  Sale
  of Shares
Michigan Tax-Free Fund
  Before Taxes
  After       Taxes      on
  Distributions
  After       Taxes      on
  Distributions   and  Sale
  of Shares
Mortgage Securities Fund
  Before Taxes
  After       Taxes      on
  Distributions
  After       Taxes      on
  Distributions   and  Sale
  of Shares
Ohio Tax-Free Fund
  Before Taxes
  After       Taxes      on
  Distributions
  After       Taxes      on
  Distributions   and  Sale
  of Shares
Short/Intermediate Fixed Income Securities Fund
  Before Taxes
  After       Taxes      on
  Distributions
  After       Taxes      on
  Distributions   and  Sale
  of Shares
(1)   Since March 1, 2001.
(2)   Since July 3, 1989.
(3)   Since May 1, 2001.
(4)   Since September 30, 2002.
(5)   Performance  shown includes the applicable  predecessor  FMB
      Fund, effective March 13, 1998. Performance shown since inception date of December 2, 1991.
(6)   Since June 2, 1992.
(7)   Since October 18, 1988.

The tax-equivalent yield for the Investment A Shares of the Ohio Tax-Free Fund for the thirty-day period ended December 31, 2004, was XX% (assuming a XX% federal income tax bracket and a XX% Ohio income tax bracket).

The tax-equivalent yield for Investment A Shares of the Michigan Tax-Free Fund for the thirty-day period ended December 31, 2004, was XX% (assuming a XX% federal income tax bracket and a XX% Michigan income tax bracket).

The tax-equivalent yield for the Trust Shares of the Ohio Tax-Free Fund for the thirty-day period ended December 31, 2004, was XX% (assuming a XX% federal income tax bracket and a XX% Ohio income tax bracket).

The tax-equivalent yield for the Trust Shares of the Michigan Tax-Free Fund for the thirty-day period ended December 31, 2004, was XX% (assuming a XX% federal income tax bracket and a XX% Michigan income tax bracket).

                      Tax-Equivalency Tables

     OHIO TAX-FREE FUND and OHIO MUNICIPAL MONEY MARKET FUND

The Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund, with respect to each class of Shares offered, may use a tax equivalency table in advertising and sales literature. The interest earned on tax-exempt securities in either Fund's portfolio generally remains free from federal regular income tax and is free from Ohio personal income taxes. The tables below provide tax-equivalent yields for selected tax-exempt yields. Some portion of either Fund's income may result in liability under the federal AMT and may be subject to state and local taxes.


                      TAXABLE YIELD EQUIVALENT FOR 2004
                                STATE OF OHIO


Tax Bracket:
Federal             10.00%      15.00%      25.00%      28.00%      33.00%      35.00%
Combined
Federal            12.972%     19.457%     30.201%     34.900%     40.500%     42.500%
& State
Single Return:          $0-     $7,151-    $29,051-    $70,351-   $146,751-       Over
                    $7,150     $29,050     $70,350    $146,750    $319,100    $319,100
Tax-Exempt                            Taxable Yield Equivalent
Yield
0.50%                0.57%       0.62%       0.72%       0.77%       0.84%       0.87%
1.00%                1.15%       1.24%       1.43%       1.54%       1.68%       1.74%
1.50%                1.72%       1.86%       2.15%       2.30%       2.52%       2.61%
2.00%                2.30%       2.48%       2.87%       3.07%       3.36%       3.48%
2.50%                2.87%       3.10%       3.58%       3.84%       4.20%       4.35%
3.00%                3.45%       3.72%       4.30%       4.61%       5.04%       5.22%
3.50%                4.02%       4.35%       5.01%       5.38%       5.88%       6.09%
4.00%                4.60%       4.97%       5.73%       6.14%       6.72%       6.96%
4.50%                5.17%       5.59%       6.45%       6.91%       7.56%       7.83%
5.00%                5.75%       6.21%       7.16%       7.68%       8.40%       8.70%
5.50%                6.32%       6.83%       7.88%       8.45%       9.24%       9.57%
6.00%                6.89%       7.45%       8.60%       9.22%      10.08%      10.43%
6.50%                7.47%       8.07%       9.31%       9.98%      10.92%      11.30%
7.00%                8.04%       8.69%      10.03%      10.75%      11.76%      12.17%
7.50%                8.62%       9.31%      10.75%      11.52%      12.61%      13.04%
8.00%                9.19%       9.93%      11.46%      12.29%      13.45%      13.91%
8.50%                9.77%      10.55%      12.18%      13.06%      14.29%      14.78%
9.00%               10.34%      11.17%      12.89%      13.82%      15.13%      15.65%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore,
     additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
------------------------------------------------------------------


Tax Bracket:
Federal             10.00%      15.00%      25.00%      28.00%      33.00%      35.00%
Combined
Federal            14.457%     20.201%     31.900%     34.900%     40.500%     42.500%
& State
Joint Return:           $0-    $14,301-    $58,101-   $117,251-   $178,651-       Over
                   $14,300     $58,100    $117,250    $178,650    $319,100    $319,100
Tax-Exempt                            Taxable Yield Equivalent
Yield
0.50%                0.58%       0.63%       0.73%       0.77%       0.84%       0.87%
1.00%                1.17%       1.25%       1.47%       1.54%       1.68%       1.74%
1.50%                1.75%       1.88%       2.20%       2.30%       2.52%       2.61%
2.00%                2.34%       2.51%       2.94%       3.07%       3.36%       3.48%
2.50%                2.92%       3.13%       3.67%       3.84%       4.20%       4.35%
3.00%                3.51%       3.76%       4.41%       4.61%       5.04%       5.22%
3.50%                4.09%       4.39%       5.14%       5.38%       5.88%       6.09%
4.00%                4.68%       5.01%       5.87%       6.14%       6.72%       6.96%
4.50%                5.26%       5.64%       6.61%       6.91%       7.56%       7.83%
5.00%                5.85%       6.27%       7.34%       7.68%       8.40%       8.70%
5.50%                6.43%       6.89%       8.08%       8.45%       9.24%       9.57%
6.00%                7.01%       7.52%       8.81%       9.22%      10.08%      10.43%
6.50%                7.60%       8.15%       9.54%       9.98%      10.92%      11.30%
7.00%                8.18%       8.77%      10.28%      10.75%      11.76%      12.17%
7.50%                8.77%       9.40%      11.01%      11.52%      12.61%      13.04%
8.00%                9.35%      10.03%      11.75%      12.29%      13.45%      13.91%
8.50%                9.94%      10.65%      12.48%      13.06%      14.29%      14.78%
9.00%               10.52%      11.28%      13.22%      13.82%      15.13%      15.65%

Note:       The maximum marginal tax rate for each bracket was
     used in calculating the taxable yield equivalent.
     Furthermore, additional state and local taxes paid on
     comparable taxable investments were not used to increase
     federal deductions.
------------------------------------------------------------------


The charts above are for illustrative purposes only. They are not indicators of past or future performance.

*The  income  brackets  applicable  to the  state  of  Ohio do not correspond to the Federal  taxable income  brackets.  In addition,
Ohio taxable income will likely be different than Federal  taxable income  because it is computed by  reference  to Federal  adjusted gross income (AGI) with  specifically-defined  Ohio  modifications and  exemptions,  and does  not  consider  many of the  deductions allowed from Federal AGI in computing  Federal taxable income.  No other  state tax  credits,  exemptions,  or local  taxes have been taken into account in arriving at the combined  marginal tax rate.
The income  amount shown is income  subject to federal  income tax
reduced  by  adjustments  to  income,   exemptions,  and  itemized
deductions  (including  the  deduction  for state and local income taxes). If the standard  deduction is taken for Federal income tax purposes,  the  taxable  equivalent  yield  required  to  equal  a specified  tax-exempt  yield is at least as great as that shown in the table.  It is assumed  that the investor is not subject to the
AMT. Where  applicable,  investors  should consider the benefit of
certain   itemized   deductions   and  the   benefit  of  personal
exemptions are limited in the case of higher income individuals.


                      MICHIGAN TAX-FREE FUND

      The Michigan Tax-Free Fund, with respect to each class of Shares offered, may use a tax equivalency table in advertising and sales literature. The interest earned on tax-exempt securities in this Fund's portfolio generally remains free from federal regular income tax and is free from Michigan personal income taxes. Some portion of this Fund's income may result in liability under the federal AMT and may be subject to state and local taxes. The table below provides tax-equivalent yields for selected tax-exempt yields.

                      TAXABLE YIELD EQUIVALENT FOR 2004
                              STATE OF MICHIGAN
------------  ----------- ----------- ----------- ----------- ----------- -----------
TAX
BRACKET:
FEDERAL           10.00%      15.00%      25.00%      28.00%      33.00%      35.00%

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------  ----------- ----------- ----------- ----------- ----------- -----------
COMBINED
FEDERAL &         13.95%      18.95%      28.95%      31.95%      36.95%      38.95%
STATE

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------  ----------- ----------- ----------- ----------- ----------- -----------
JOINT                 $0-    $14,301-    $58,101-   $117,251-   $178,651-       OVER
RETURN:          $14,300     $58,100    $117,250    $178,650    $319,100    $319,100

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------  ----------- ----------- ----------- ----------- ----------- -----------
SINGLE                $0-     $7,151-    $29,051-    $70,351-   $146,751-       OVER
RETURN:           $7,150     $29,050     $70,350    $146,750    $319,100    $319,100

              ----------- ----------- ----------- ----------- ----------- -----------
------------
TAX-EXEMPT                         TAXABLE YIELD EQUIVALENT
   YIELD

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------  ----------- ----------- ----------- ----------- ----------- -----------
      0.50%        0.58%        062%       0.70%       0.73%       0.79%       0.82%
      1.00%        1.16%       1.23%       1.41%       1.47%       1.59%       1.64%
      1.50%        1.74%       1.85%       2.11%       2.20%       2.38%       2.46%
      2.00%        2.32%       2.47%       2.81%       2.94%       3.17%       3.28%
      2.50%        2.91%       3.08%       3.52%       3.67%       3.97%       4.10%
      3.00%        3.49%       3.70%       4.22%       4.41%       4.76%       4.91%
      3.50%        4.07%       4.32%       4.93%       5.14%       5.55%       5.73%
      4.00%        4.65%       4.94%       5.63%       5.88%       6.34%       6.55%
      4.50%        5.23%       5.55%       6.33%       6.61%       7.14%       7.37%
      5.00%        5.81%       6.17%       7.04%       7.35%       7.93%       8.19%
      5.50%        6.39%       6.79%       7.74%       8.08%       8.72%       9.01%
      6.00%        6.97%       7.40%       8.44%       8.82%       9.52%       9.83%
      6.50%        7.55%       8.02%       9.15%       9.55%      10.31%      10.65%
      7.00%        8.13%       8.64%       9.85%      10.29%      11.10%      11.47%
      7.50%        8.72%       9.25%      10.56%      11.02%      11.90%      12.29%
      8.00%        9.30%       9.87%      11.26%      11.76%      12.69%      13.10%
      8.50%        9.88%      10.49%      11.96%      12.49%      13.48%      13.92%
      9.00%       10.46%      11.10%      12.67%      13.23%      14.27%      14.74%

NOTE: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                             FLORIDA TAX-FREE MONEY FUND

The Florida  Tax-Free  Money Fund,  with  respect to each class of
Shares  offered,  may use a tax  equivalency  table in advertising
and  sales   literature.   The  interest   earned  on   tax-exempt
securities in this Fund's  portfolio  generally  remains free from federal  regular  income tax.  Some portion of this Fund's  income may result in  liability  under the federal  AMT.  The table below provides tax-equivalent yields for selected tax-exempt yields.

                      TAXABLE YIELD EQUIVALENT FOR 2004
                               STATE OF FLORIDA

Tax Bracket:
Federal             10.00%      15.00%      25.00%      28.00%     33.00%      35.00%
Joint Return:           $0-    $14,301-    $58,101-   $117,251-   $178,651-      Over
                   $14,300     $58,100    $117,250    $178,650    $319,100   $319,100
Single Return:          $0-     $7,151-    $29,051-    $70,351-   $146,751-      Over
              --    $7,150     $29,050     $70,350    $146,750    $319,100   $319,100

Tax-Exempt                             Taxable Yield Equivalent
Yield
0.50%                0.66%       0.69%       0.77%       0.79%       0.85%       0.87%
1.00%                1.21%       1.28%       1.43%       1.49%       1.59%       1.64%
1.50%                1.77%       1.86%       2.10%       2.18%       2.34%       2.41%
2.00%                2.32%       2.45%       2.77%       2.88%       3.09%       3.18%
2.50%                2.88%       3.04%       3.43%       3.57%       3.83%       3.95%
3.00%                3.43%       3.63%       4.10%       4.27%       4.58%       4.72%
3.50%                3.99%       4.22%       4.77%       4.96%       5.32%       5.48%
4.00%                4.54%       4.81%       5.43%       5.66%       6.07%       6.25%
4.50%                5.10%       5.39%       6.10%       6.35%       6.82%       7.02%
5.00%                5.66%       5.98%       6.77%       7.04%       7.56%       7.79%
5.50%                6.21%       6.57%       7.43%       7.74%       8.31%       8.56%
6.00%                6.77%       7.16%       8.10%       8.43%       9.06%       9.33%
6.50%                7.32%       7.75%       8.77%       9.13%       9.80%      10.10%
7.00%                7.88%       8.34%       9.43%       9.82%      10.55%      10.87%
7.50%                8.43%       8.92%      10.10%      10.52%      11.29%      11.64%
8.00%                8.99%       9.51%      10.77%      11.21%      12.04%      12.41%
8.50%                9.54%      10.10%      11.43%      11.91%      12.79%      13.18%
9.00%               10.10%      10.69%      12.10%      12.60%      13.53%      13.95%


Note: The State of Florida levies a tax on intangible personal property, such as stocks, bonds and other evidences of indebtedness. For Individual Filers the first $20,000 of total taxable assets are exempt. Assets above $20,000 are taxed at $1.00 per $1,000 of value as of value as of January 1st. For Joint Filers the first $40,000 of total taxable assets are exempt. Assets above $40,000 are taxed at $1.00 per $1,000 of value as of January 1st. Because this is a tax on the value of an investment as opposed to the income generated therefrom, it becomes more difficult to include its effect in an income-derived equivalent yield table. In an effort to simplify your analysis, this table has been prepared assuming an across-the-board 10 basis point incremental benefit resulting from the avoidance of this tax.
------------------------------------------------------------------

                   FINANCIAL STATEMENTS - to be filed by amendment

The audited financial statements for the Funds, for the fiscal year ended December 31, 2004, and the report of _________, independent certified public accountants, are incorporated herein by reference to the Trust's Annual Report to Shareholders dated December 31, 2004, which has been previously sent to shareholders of each Fund pursuant to Section 30(d) of the 1940 Act and previously filed with the SEC. A copy of the Annual Report to Shareholders may be obtained without charge by contacting the Trust.



                        INVESTMENT RATINGS

The NRSROs that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's, S&P, Fitch, and Thomson BankWatch, Inc. (TBW). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO's ratings is as of the date of this SAI, and may subsequently change.

MOODY'S LONG-TERM DEBT RATINGS
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

S&P LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

FITCH LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

MOODY'S COMMERCIAL PAPER RATINGS
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

FITCH SHORT-TERM DEBT RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

MOODY'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

TBW SHORT-TERM DEBT RATINGS
TBW assigns Short-Term Debt Ratings to specific debt instruments with original maturities of one year or less. These ratings incorporate basically the same factors used for the BANKWATCH Issuer Ratings. There is one major difference, however: the Short-Term Debt Ratings put a greater emphasis on the likelihood of government support.

TBW ratings represent an assessment of the likelihood of an untimely payment of principal and interest. Important factors that may influence this assessment are the overall financial health of the particular company, and the probability that the government will come to the aid of a troubled institution in order to avoid a default or failure. The probability of government intervention stems from four primary factors:

o     Government guarantees
o     Government or quasi-government ownership or control
o     The degree of concentration in the banking system
o     Government precedent

As with the Issuer Ratings, the Short-Term Debt Ratings incorporate both qualitative and quantitative factors. The ratings are not meant to be "pass/fail" but rather to provide a relative indication of creditworthiness. Therefore, obligations rated TBW-3 are still considered investment-grade.

These Short-Term Debt Ratings can also be restricted to local currency instruments. In such cases, the ratings will be preceded by the designation LC for Local Currency. Short-Term Debt Ratings are based on the following scale and the definitions are:

TBW-1 or LC-1 - The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 or LC-2 - The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3 or LC-3 - The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 or LC-4 - The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.


ADDRESSES

HUNTINGTON FLORIDA TAX-FREE MONEY FUND
HUNTINGTON MONEY MARKET FUND
HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
HUNTINGTON U.S. TREASURY MONEY MARKET FUND
HUNTINGTON DIVIDEND CAPTURE FUND
HUNTINGTON GROWTH FUND
HUNTINGTON INCOME EQUITY FUND
HUNTINGTON INTERNATIONAL EQUITY FUND
HUNTINGTON MACRO 100 FUND
HUNTINGTON MID CORP AMERICA FUND
HUNTINGTON NEW ECONOMY FUND
HUNTINGTON ROTATING MARKETS FUND
HUNTINGTON SITUS SMALL CAP FUND
HUNTINGTON FIXED INCOME SECURITIES FUND
HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
HUNTINGTON MICHIGAN TAX-FREE FUND
HUNTINGTON MORTGAGE SECURITIES FUND
HUNTINGTON OHIO TAX-FREE FUND
HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

5800 Corporate Drive
Pittsburgh, PA  15237-7010

Distributor
Edgewood Services Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Investment Advisor
Huntington Asset Advisors, Inc.
41 South High Street
Columbus, OH  43287

Custodian and Fund Accountant
The Huntington National Bank
41 South High Street
Columbus, OH  43287

Custodian
State Street Bank and Trust Company
Two Heritage Drive
Quincy, MA  02171

Transfer Agent and Dividend Disbursing Agent
Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, IN  46206-6110




APPENDIX - TO BE FILED BY AMENDMENT

The following is a list of persons other than the Advisor and its affiliates that may receive nonpublic portfolio holdings information concerning the Funds:

CUSTODIAN
Huntington National Bank
State Street Bank and Trust Company

SECURITIES LENDING AGENT
[list name]

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
[list name]

LEGAL COUNSEL
Reed Smith LLP
Sullivan & Worcester LLP


SERVICE PROVIDERS
[list name(s)]

SECURITY PRICING SERVICES
[list name(s)]

RATINGS AGENCIES
Moody's
S&P
Fitch

PERFORMANCE REPORTING/PUBLICATIONS
[list name(s)]

OTHER
[list name(s)]


Cusip 446327108               Cusip 446327546
Cusip 446327686               Cusip 446327595
Cusip 446327207               Cusip 446327587
Cusip 446327496               Cusip 446327579
Cusip 446327306               Cusip 446327488
Cusip 446327405               Cusip 446327470
Cusip 446327504               Cusip 446327462
Cusip 446327603               Cusip 446327843
Cusip 446327702               Cusip 446327439
Cusip 446327801               Cusip 446327835
Cusip 446327884               Cusip 446327827
Cusip 446327678               Cusip 446327421
Cusip 446327876               Cusip 446327819
Cusip 446327868               Cusip 446327793
Cusip 446327710               Cusip 446327447
Cusip 446327850               Cusip 446327785
Cusip 446327520               Cusip 446327777
Cusip 446327538               Cusip 446327694
Cusip 446327660               Cusip 446327769
Cusip 446327652               Cusip 446327736
Cusip 446327645               Cusip 446327736
Cusip 446327637               Cusip 446327454
Cusip 446327629               Cusip 446327728
Cusip 446327611               Cusip 446327413
Cusip 446327561               Cusip 446327744
Cusip 446327553               Cusip 446327322
Cusip 446327330               Cusip 446327314











PART C.     OTHER INFORMATION.

Item 22.    Exhibits

            (a)   (i)         Conformed copy of Amended and Restated
                              Declaration of Trust of the Registrant,
                              including Amendments No. 1 and 2
                              thereto; (1)
                  (ii)        Amendment No. 3 to Amended and Restated
                              Declaration of Trust of the Registrant; (3)
                  (iii)       Amendment to Amended and Restated Declaration of
                              Trust of the Registrant; (11)
                  (iv)        Conformed copy of Amendment to Amended and
                              Restated Declaration of
                              Trust of the Registrant; (15)
            (b)               By-Laws of the Registrant; (1)
            (c)               Copy of Specimen Certificate for Shares of
                              Beneficial Interest of the Registrant; (1)
            (d)   (i)         Conformed copy of Investment Advisory
                              Agreement dated May 12, 2001, between
                              the Registrant and Huntington Asset
                              Advisors, Inc., relating to the Dividend
                              Capture Fund, International Equity Fund,
                              Mid Corp America Fund, New Economy Fund,
                              Rotating Index Fund and the Situs Small
                              Cap Fund; (11)
                  (ii)        Conformed copy of Investment Advisory Agreement
                              dated October 30, 2002, between the Registrant
                              and Huntington Asset Advisors, Inc.; (11)
                  (iii)       Conformed copy of Schedule A to the Investment
                              Advisory Agreement dated May 12, 2001, as Amended
                              and Restated as of August 1, 2002, as Amended as
                              of April 30, 2004 between the Registrant
                              and Huntington Asset Advisors, Inc.; (15)
                  (iv)        Conformed copy of Subadvisory Agreement dated
                              April 30, 2004, between
                              the Registrant, Huntington Asset Advisors,
                              Inc. and Laffer Investments, Inc.; +
            (e)   (i)         Conformed copy of Distributor's Contract
                              dated December 1, 2001, between the
                              Registrant and Edgewood Services Inc.; (7)
                  (ii)        Conformed copy of Exhibits A, B, C, and D to the
                              Distributor's Contract dated December 1, 2001,
                              between the Registrant and Edgewood Services
                              Inc.; (15)
                  (iii)       Conformed copy of Amendment to the Distributor's
                              Contract dated December 1, 2001, between the
                              Registrant and Edgewood Services Inc.; (13)
                  (iv)        Conformed copy of Amendment to the Distributor's
                              Contract dated
                              December 1, 2001, between the Registrant
                              and Edgewood Services Inc.; (13)
            (f)               Not applicable;
            (g)   (i)         Conformed copy of Custodian Contract,
                              dated January 27, 1993, between the
                              Registrant and The Huntington National
                              Bank, as successor to The Huntington
                              Trust Company, N.A.; (1)
                  (ii)        Conformed copy of Amendment to Schedule
                              A to Custodian Contract dated December
                              20, 1999; (4)
                  (iii)       Conformed copy of Custodian Agreement
                              dated August 5, 2004 between the
                              Registrant and State Street Bank and
                              Trust Company; +
            (h)   (i)         Conformed copy of Mutual Fund Services
                              Agreement, dated March 12, 2002, between
                              the Registrant and Unified Funds
                              Services, Inc.; (9)
                  (ii)        Conformed copy of Exhibits A, B, and C to the
                              Mutual Fund Services Agreement, dated
                              March 12, 2002, between the Registrant and
                              Unified Funds Services, Inc.; (12)
                  (iii)       Conformed copy of Amendment, including Exhibit D
                              to the Mutual Fund Services Agreement, dated
                              March 12, 2002, between the Registrant and
                              Unified Funds Services, Inc.; (13)
                  (iv)        Conformed copy of Agreement for
                              Administrative Services dated November
                              1, 2004, between the Registrant and
                              Huntington National Bank; +
                  (v)         Conformed copy of Sub-Administration
                              Services Agreement, dated November 1,
                              2004, between the Registrant and
                              Federated Services Company; +
                  (vi)        Conformed copy of Financial
                              Administration and Accounting Services
                              Agreement dated December 1, 2001,
                              between the Registrant and The
                              Huntington National Bank; (7)
                  (vii)       Copy of Exhibit A to Financial
                              Administration and Accounting Services
                              Agreement dated December 1, 2001,
                              between the Registrant and The
                              Huntington National Bank; (15)
                  (viii)      Conformed copy of Fund Accounting
                              Agreement dated May 1, 2002, between the
                              Registrant and BISYS Fund Services Ohio,
                              Inc.; (12)
                  (ix)        Conformed copy of Amendment to Fund
                              Accounting Agreement dated May 1, 2002, between
                              the Registrant and BISYS Fund Services Ohio,
                              Inc.; (13)
                   (x)        Copy of Schedule A to the Fund
                              Accounting Agreement dated May 1, 2002,
                              between the Registrant and BISYS Fund
                              Services Ohio, Inc.; (15)
                  (xi)        Form of Mutual Funds Sales and Service
                              Agreement, including Exhibit A; (14)
            (i)               Conformed copy of Opinion of Counsel as
                              to legality of shares being offered; (15)
            (j)   (i)         Conformed copy of Consent of Independent
                              Public Accountants; (15)
                  (ii)        Conformed copy of Consent of Counsel; (15)
                  (iii)       Conformed copy of Consent of Independent
                              Auditors; (15)
            (k)               Not applicable;
            (l)               Conformed copy of Initial Capital
                              Understanding; (2)
            (m)   (i)         Copy of the Distribution Plan as Amended
                              and Restated April 30, 2003; (13)
                  (ii)        Copy of Exhibit A to Distribution Plan
                              as Amended and Restated April 26, 2000,
                              December 1, 2001, August 1, 2002,
                              October 31, 2002, March 27, 2003, April
                              30, 2003 and April 30, 2004; (15)
            (n)   (i)         Conformed copy of Multiple Class Plan,
                              including Exhibit A, as Amended and Restated
                              February 11, 2004; (15)
            (o)   (i)         Conformed copy of Power of Attorney of
                              Charles Davis, Daniel Benhase, Bryan
                              Haft, David Carson, John Shary, Thomas
                              Westerfield, David Schoedinger and
                              William R. Wise; (15)
                  (ii)        Conformed copy of Power of Attorney of
                              Chief Executive Officer and Vice
                              President of the Registrant; (13)
            (p)   (i)         Copy of Code of Ethics of Huntington
                              Asset Advisors, Inc.; (13)
                  (ii)        Copy of Code of Ethics of The Huntington
                              Funds, dated August 4, 2004; +
                  (iii)       Copy of Code of Ethics of Edgewood
                              Services, Inc.; (7)
                  (iv)        Copy of Code of Ethics for Federated
                              Investors, Inc.; (13)
                  (v)         Copy of Code of Ethics for Laffer
                              Investments, Inc.; (14)

Item 23.    Persons Controlled by or Under Common Control with the
            -------------------------------------------------------
            Registrant:
            -----------

            None

Item 24.    Indemnification: (8)
            ---------------

+     All Exhibits filed electronically.

(1)   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 19 on Form N-1A filed April 26,
      1995 (File Nos. 33-11905 and 811-5010).
(2)   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 20 on Form N-1A filed April 26,
      1996 (File Nos. 33-11905 and 811-5010).
(3)   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 28 on Form N-1A filed March 1, 1999 (File Nos. 33-11905 and 811-5010).
(4)   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 32 on Form N-1A filed February 25,
      2000 (File Nos. 33-11905 and 811-5010).
(6)   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 37 on Form N-1A filed May 1, 2001
      (File Nos. 33-11905 and 811-5010).
(7)   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 38 on Form N-1A filed February 21,
      2002 (File Nos. 33-11905 and 811-5010).
(8)   Response is incorporated by reference to Registrant's Amendment
      No. 1 on Form N-14 filed February 3, 1998 (File Nos. 33-11905 and 811-5010).
(9)   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 39 on Form N-1A filed April 29,
      2002 (File Nos. 33-11905 and 811-5010).
(10)  Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 40 on Form N-1A filed July 19, 2002 (File Nos. 33-11905 and 811-5010).
(11) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 41 on Form N-1A filed March 3, 2003 (File Nos. 33-11905 and 811-5010).
(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed April 29, 2003 (File Nos. 33-11905 and 811-5010).
(13) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed February 2, 2004 (File Nos. 33-11905 and 811-5010).
(14) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-1A filed February 23, 2004 (File Nos. 33-11905 and 811-5010).
(15) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 45 on Form N-1A filed April 29, 2004 (File Nos. 33-11905 and 811-5010).

Item 25.    Business and Other Connections of the Investment Adviser:
            --------------------------------------------------------

      Huntington Asset Advisors, Inc., ("Huntington") serves as the investment adviser to the Registrant. Huntington is a wholly owned subsidiary of Huntington Bancshares Incorporated ("HBI"). Huntington conducts a variety of trust activities. To the knowledge of the Registrant, none of the directors or executive officers of Huntington, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and executive officers also hold various positions with and engage business for HBI.

                                    POSITION WITH HUNTINGTON
      NAME                          ASSET ADVISORS, INC.

      B. Randolph Bateman           President and
                                    Chief Investment Officer

      Douglas Brooks                Senior Vice President

      James J. Gibboney, Jr.        Senior Vice President

      Kirk Mentzer                  Senior Vice President

      Christopher M. Rowane         Senior Vice President

      Paul Koscik                   Vice President

      Christopher G. Cwiklinski     Vice President

      Patrick J. Fraker             Vice President

      Craig J. Hardy                Vice President

      Madelynn Matlock              Vice President

      Dr. Bernard Shinkel           Vice President

      William G. Doughty            Vice President

      Gustave Seasongood            Vice President

      Kathy Stylarek                Vice President

      Ronald J. Corn                Secretary and Chief
                                    Compliance Officer

      David Castor                  Treasurer and Chief
                                    Financial Officer


Item 26.    Principal Underwriters:
            -----------------------

(a)         Edgewood  Services,  Inc. the  Distributor for shares of the
                  Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: BBH Fund, Inc., BBH Trust, Excelsior Funds, Inc., Excelsior Institutional Trust, Excelsior
                  Tax-Exempt   Funds,   Inc.,    Hibernia   Funds,   The
                  Huntington  Funds,  Huntington VA Funds,  MTB Group of
                  Funds and WesMark Funds.
            (b)
         (1)                           (2)                        (3)
Name and Principal            Positions and Offices      Positions and Offices
 Business Address                With Distributor           With Registrant

Charles L. Davis, Jr.         President,
5800 Corporate Drive          Edgewood Services, Inc.   Chief

Executive Officer
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive                --
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002     Edgewood Services, Inc.

Peter J. Germain              Director,                             --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

John B. Fisher                Director,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

James F. Getz                 Director,                             --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley II              Director and Treasurer                --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,                       --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

C. Todd Gibson                Secretary,                            --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak              Assistant Treasurer,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

      (c)   Not applicable

Item 27.    Location of Accounts and Records:
            --------------------------------

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                          41 South High Street
                                    Columbus, OH  43287

(Notices should be sent to the Agent for Service at the address above)

Edgewood Services, Inc.             5800 Corporate Drive
("Distributor")                     Pittsburgh, PA  15237-7002

Federated Services Company          Federated Investors Tower
("Administrator")                   1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779

Huntington Asset Advisors, Inc.     41 South High Street
("Advisor")                         Columbus, OH  43287

The Huntington National Bank        41 South High Street
("Custodian" and "Sub-              Columbus, OH  43287
Administrator")

Unified Fund Services, Inc.         P.O. Box 6110
("Transfer Agent and                Indianapolis, IN 46206-6110
Dividend Disbursing Agent")

BISYS Fund Services Ohio, Inc.      3435 Stelzer Road
("Sub-Fund Accountant")             Suite 1000
                                    Columbus, OH  43219


Item 28.    Management Services:  Not applicable.
            -------------------

Item 29.    Undertakings:  Not applicable.
            ------------

                               SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, THE HUNTINGTON FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 16th day of February 2005.

                          THE HUNTINGTON FUNDS

                        BY: /s/ Alicia G. Powell
                        Alicia G. Powell, Assistant Secretary
                        February 16, 2005

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                       TITLE                DATE
      ----                       -----                ----

By: /s/ Alicia G. Powell      Attorney In Fact     February 16, 2005
Alicia G. Powell              For the Persons
ASSISTANT SECRETARY           Listed Below

      NAME                       TITLE

Daniel B. Benhase*            President
                              (Principal Executive Officer)

Charles L. Davis, Jr.*        Chief Executive Officer

Bryan C. Haft*                Treasurer
                              (Principal Financial Officer)

David R. Carson*              Assistant Treasurer

George Polatas*               Vice President

David S. Schoedinger*         Trustee

John M. Shary*                Trustee

Thomas J. Westerfield*        Trustee

William R. Wise*              Trustee

* By Power of Attorney filed herewith